UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)    (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. American Franchise Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIAMFR-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	28.97%
Series II Shares	28.83
S&P 500 Index▼ (Broad Market Index)	16.89
Russell 1000 Growth Index▼ (Style-Specific Index)	29.02
Lipper VUF Large-Cap Growth Funds Index∎ (Peer Group Index)	29.02

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (7/3/95)	9.97%
10 Years	13.53
5 Years	11.10
1 Year	23.15
Series II Shares
Inception (9/18/00)	4.14%
10 Years	13.24
5 Years	10.82
1 Year	22.83

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Capital Growth Portfolio, advised by Van Kampen Asset management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Capital Growth Fund (renamed Invesco V.I. American Franchise Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. American Franchise Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. American Franchise Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. American Franchise Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.57%
Advertising–0.82%
Trade Desk, Inc. (The), Class A(b)	72,317	$5,584,319

Aerospace & Defense–1.29%
Airbus SE (France)	31,048	4,488,154

Lockheed Martin Corp.	9,401	4,328,033

		8,816,187

Agricultural & Farm Machinery–0.65%
Deere & Co.	10,908	4,419,813

Aluminum–0.42%
Alcoa Corp.(c)	84,755	2,875,737

Application Software–4.50%
HubSpot, Inc.(b)	15,514	8,254,844

Salesforce, Inc.(b)	37,329	7,886,125

Synopsys, Inc.(b)	19,913	8,670,319

Workday, Inc., Class A(b)(c)	26,548	5,996,928

		30,808,216

Asset Management & Custody Banks–1.52%
KKR & Co., Inc., Class A(c)	185,865	10,408,440

Automobile Manufacturers–0.70%
General Motors Co.(c)	74,342	2,866,628

Tesla, Inc.(b)	7,229	1,892,335

		4,758,963

Automotive Retail–0.91%
O’Reilly Automotive, Inc.(b)	6,544	6,251,483

Biotechnology–1.12%
BioMarin Pharmaceutical, Inc.(b)	24,006	2,080,840

Regeneron Pharmaceuticals, Inc.(b)	7,797	5,602,456

		7,683,296

Broadline Retail–7.39%
Amazon.com, Inc.(b)	356,638	46,491,330

MercadoLibre, Inc. (Brazil)(b)	3,446	4,082,131

		50,573,461

Cargo Ground Transportation–0.49%
Knight-Swift Transportation Holdings, Inc.(c)	60,248	3,347,379

Casinos & Gaming–1.20%
Las Vegas Sands Corp.(b)(c)	141,824	8,225,792

Communications Equipment–0.46%
Arista Networks, Inc.(b)	19,432	3,149,150

Construction Machinery & Heavy Transportation Equipment– 0.40%
Caterpillar, Inc.	11,084	2,727,218

Construction Materials–0.42%
Martin Marietta Materials, Inc.	6,163	2,845,395

	Shares	Value

Consumer Electronics–0.71%
Sony Group Corp. (Japan)	54,200	$4,861,612

Copper–0.32%
Freeport-McMoRan, Inc.	54,946	2,197,840

Diversified Support Services–0.46%
Cintas Corp.	6,373	3,167,891

Electrical Components & Equipment–0.87%
Eaton Corp. PLC	13,772	2,769,549

Rockwell Automation, Inc.(c)	9,702	3,196,324

		5,965,873

Electronic Equipment & Instruments–0.43%
Teledyne Technologies, Inc.(b)(c)	7,110	2,922,992

Environmental & Facilities Services–0.70%
Republic Services, Inc.	31,264	4,788,707

Financial Exchanges & Data–1.53%
S&P Global, Inc.	26,106	10,465,634

Food Distributors–1.00%
US Foods Holding Corp.(b)(c)	156,218	6,873,592

Health Care Equipment–5.48%
Boston Scientific Corp.(b)	97,961	5,298,710

DexCom, Inc.(b)	69,192	8,891,864

Insulet Corp.(b)(c)	6,073	1,751,089

Intuitive Surgical, Inc.(b)	44,937	15,365,758

Stryker Corp.	20,232	6,172,581

		37,480,002

Health Care Technology–0.18%
Veeva Systems, Inc., Class A(b)	6,367	1,258,947

Home Improvement Retail–0.78%
Lowe’s Cos., Inc.	23,772	5,365,340

Hotels, Resorts & Cruise Lines–1.03%
Booking Holdings, Inc.(b)	2,603	7,028,959

Industrial Machinery & Supplies & Components–0.42%
Parker-Hannifin Corp.	7,367	2,873,425

Integrated Oil & Gas–0.32%
Suncor Energy, Inc. (Canada)	73,644	2,159,242

Interactive Home Entertainment–1.79%
Nintendo Co. Ltd. (Japan)	106,300	4,835,352

Take-Two Interactive Software, Inc.(b)	50,282	7,399,499

		12,234,851

Interactive Media & Services–9.20%
Alphabet, Inc., Class A(b)	329,635	39,457,309

Baidu, Inc., ADR (China)(b)(c)	19,546	2,676,043

Meta Platforms, Inc., Class A(b)	72,544	20,818,677

		62,952,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

	Shares	Value

Internet Services & Infrastructure–2.06%
MongoDB, Inc.(b)	19,984	$8,213,224

Snowflake, Inc., Class A(b)	33,331	5,865,590

		14,078,814

Life Sciences Tools & Services–0.87%
Mettler-Toledo International, Inc.(b)	2,033	2,666,564

West Pharmaceutical Services, Inc.(c)	8,645	3,306,453

		5,973,017

Managed Health Care–0.72%
UnitedHealth Group, Inc.	10,295	4,948,189

Movies & Entertainment–2.32%
Netflix, Inc.(b)	36,006	15,860,283

Oil & Gas Equipment & Services–0.52%
Schlumberger N.V.	73,069	3,589,149

Passenger Ground Transportation–1.13%
Uber Technologies, Inc.(b)(c)	178,745	7,716,422

Pharmaceuticals–3.13%
Bayer AG (Germany)	132,632	7,332,690

Eli Lilly and Co.	30,006	14,072,214

		21,404,904

Semiconductor Materials & Equipment–0.53%
ASML Holding N.V., New York Shares (Netherlands)	4,993	3,618,677

Semiconductors–11.01%
Advanced Micro Devices, Inc.(b)(c)	92,469	10,533,144

First Solar, Inc.(b)(c)	23,783	4,520,911

Monolithic Power Systems, Inc.	19,493	10,530,703

NVIDIA Corp.	117,655	49,770,418

		75,355,176

Soft Drinks & Non-alcoholic Beverages–1.42%
Monster Beverage Corp.(b)(c)	168,625	9,685,820

Systems Software–15.66%
Microsoft Corp.	221,909	75,568,891

Oracle Corp.	82,003	9,765,737

Palo Alto Networks, Inc.(b)(c)	40,574	10,367,063

	Shares	Value

Systems Software–(continued)
ServiceNow, Inc.(b)	20,439	$11,486,105

		107,187,796

Technology Hardware, Storage & Peripherals–8.08%
Apple, Inc.	285,145	55,309,576

Trading Companies & Distributors–1.07%
Fastenal Co.	57,743	3,406,259

United Rentals, Inc.(c)	8,851	3,941,970

		7,348,229

Transaction & Payment Processing Services–4.54%
Visa, Inc., Class A(c)	130,810	31,064,759

Total Common Stocks & Other Equity Interests (Cost $388,936,251)		688,212,596

Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	955,805	955,805

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	676,949	677,017

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	1,092,349	1,092,349

Total Money Market Funds (Cost $2,725,163)		2,725,171

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.97% (Cost $391,661,414)		690,937,767

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.06%
Invesco Private Government Fund, 5.10%(d)(e)(f)	15,454,576	15,454,576

Invesco Private Prime Fund, 5.23%(d)(e)(f)	39,744,312	39,740,337

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,198,326)		55,194,913

TOTAL INVESTMENTS IN SECURITIES–109.03% (Cost $446,859,740)		746,132,680

OTHER ASSETS LESS LIABILITIES–(9.03)%		(61,806,496)

NET ASSETS–100.00%		$684,326,184

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 4,623,993	$ 18,588,564	$ (22,256,752)	$ -	$ -	$ 955,805	$ 57,105
Invesco Liquid Assets Portfolio, Institutional Class	3,297,746	13,277,546	(15,897,680)	(77)	(518)	677,017	33,639
Invesco Treasury Portfolio, Institutional Class	5,284,563	21,244,073	(25,436,287)	-	-	1,092,349	53,483
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,699,594	298,647,691	(310,892,709)	-	-	15,454,576	627,798*
Invesco Private Prime Fund	71,227,527	616,404,097	(647,867,793)	(6,316)	(17,178)	39,740,337	1,665,023*
Total	$112,133,423	$968,161,971	$(1,022,351,221)	$(6,393)	$(17,696)	$57,920,084	$ 2,437,048

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Information Technology	42.73%

Communication Services	14.12

Consumer Discretionary	12.72

Health Care	11.51

Financials	7.59

Industrials	7.48

Consumer Staples	2.42

Other Sectors, Each Less than 2% of Net Assets	2.00

Money Market Funds Plus Other Assets Less Liabilities	(0.57)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $388,936,251)*	$688,212,596

Investments in affiliated money market funds, at value (Cost $57,923,489)	57,920,084

Cash	28,813

Foreign currencies, at value (Cost $130,601)	131,021

Receivable for:
Investments sold	1,204,501

Fund shares sold	12,147

Dividends	158,335

Investment for trustee deferred compensation and retirement plans	172,129

Other assets	471

Total assets	747,840,097

Liabilities:
Payable for:
Investments purchased	1,266,731

Fund shares reacquired	6,517,262

Collateral upon return of securities loaned	55,198,326

Accrued fees to affiliates	323,303

Accrued other operating expenses	24,418

Trustee deferred compensation and retirement plans	183,873

Total liabilities	63,513,913

Net assets applicable to shares outstanding	$684,326,184

Net assets consist of:
Shares of beneficial interest	$392,641,855

Distributable earnings	291,684,329

$684,326,184

Net Assets:
Series I	$457,918,669

Series II	$226,407,515

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,288,724

Series II	4,523,741

Series I:
Net asset value per share	$55.25

Series II:
Net asset value per share	$50.05

*	At June 30, 2023, securities with an aggregate value of $54,683,138 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $159,714)	$2,615,404

Dividends from affiliated money market funds (includes net securities lending income of $70,659)	214,886

Total investment income	2,830,290

Expenses:
Advisory fees	2,057,916

Administrative services fees	500,140

Custodian fees	6,686

Distribution fees - Series II	255,844

Transfer agent fees	14,339

Trustees’ and officers’ fees and benefits	8,249

Reports to shareholders	4,381

Professional services fees	24,742

Other	4,054

Total expenses	2,876,351

Less: Fees waived	(3,688)

Net expenses	2,872,663

Net investment income (loss)	(42,373)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(11,292,750)

Affiliated investment securities	(17,696)

Foreign currencies	(13,933)

(11,324,379)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	169,157,797

Affiliated investment securities	(6,393)

Foreign currencies	912

169,152,316

Net realized and unrealized gain	157,827,937

Net increase in net assets resulting from operations	$157,785,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income (loss)	$(42,373)	$(832,112)

Net realized gain (loss)	(11,324,379)	12,312,071

Change in net unrealized appreciation (depreciation)	169,152,316	(271,055,275)

Net increase (decrease) in net assets resulting from operations	157,785,564	(259,575,316)

Distributions to shareholders from distributable earnings:
Series I	–	(114,653,583)

Series II	–	(60,639,319)

Total distributions from distributable earnings	–	(175,292,902)

Share transactions–net:
Series I	(18,072,713)	72,092,453

Series II	(13,674,191)	74,248,097

Net increase (decrease) in net assets resulting from share transactions	(31,746,904)	146,340,550

Net increase (decrease) in net assets	126,038,660	(288,527,668)

Net assets:
Beginning of period	558,287,524	846,815,192

End of period	$684,326,184	$558,287,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$42.84	$ 0.02	$ 12.39	$ 12.41	$ -	$ -	$ -	$55.25	28.97%	$457,919	0.86	%(d)	0.86	%(d)	0.07	%(d)	36%
Year ended 12/31/22	88.63	(0.03)	(27.15)	(27.18)	-	(18.61)	(18.61)	42.84	(31.11)	371,020	0.86		0.86		(0.05)		108
Year ended 12/31/21	89.10	(0.39)	11.37	10.98	-	(11.45)	(11.45)	88.63	11.92	591,907	0.86		0.86		(0.41)		68
Year ended 12/31/20	67.15	(0.13)	28.00	27.87	(0.06)	(5.86)	(5.92)	89.10	42.35	611,334	0.86		0.86		(0.18)		54
Year ended 12/31/19	57.15	0.10	19.86	19.96	-	(9.96)	(9.96)	67.15	36.76	490,366	0.86		0.87		0.15		40
Year ended 12/31/18	62.97	(0.00)	(1.50)	(1.50)	-	(4.32)	(4.32)	57.15	(3.62)	405,192	0.88		0.88		(0.00)		42
Series II
Six months ended 06/30/23	38.85	(0.04)	11.24	11.20	-	-	-	50.05	28.83	226,408	1.11	(d)	1.11	(d)	(0.18	)(d)	36
Year ended 12/31/22	83.04	(0.18)	(25.40)	(25.58)	-	(18.61)	(18.61)	38.85	(31.30)	187,267	1.11		1.11		(0.30)		108
Year ended 12/31/21	84.31	(0.59)	10.77	10.18	-	(11.45)	(11.45)	83.04	11.65	254,909	1.11		1.11		(0.66)		68
Year ended 12/31/20	63.90	(0.31)	26.58	26.27	-	(5.86)	(5.86)	84.31	41.99	218,808	1.11		1.11		(0.43)		54
Year ended 12/31/19	54.90	(0.07)	19.03	18.96	-	(9.96)	(9.96)	63.90	36.43	162,221	1.11		1.12		(0.10)		40
Year ended 12/31/18	60.79	(0.16)	(1.41)	(1.57)	-	(4.32)	(4.32)	54.90	(3.88)	133,216	1.13		1.13		(0.25)		42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. American Franchise Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $6,666 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

Invesco V.I. American Franchise Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.695%

Next $250 million	0.670%

Next $500 million	0.645%

Next $550 million	0.620%

Next $3.45 billion	0.600%

Next $250 million	0.595%

Next $2.25 billion	0.570%

Next $2.5 billion	0.545%

Over $10 billion	0.520%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $3,688.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $43,440 for accounting and fund administrative services and was reimbursed $456,700 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco V.I. American Franchise Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $9,088 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$666,694,788	$21,517,808	$–	$688,212,596

Money Market Funds	2,725,171	55,194,913	–	57,920,084

Total Investments	$669,419,959	$76,712,721	$–	$746,132,680

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

Invesco V.I. American Franchise Fund

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $219,637,881 and $229,707,398, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$291,754,764

Aggregate unrealized (depreciation) of investments	(3,452,434)

Net unrealized appreciation of investments	$288,302,330

    Cost of investments for tax purposes is $457,830,350.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	200,842	$9,710,598	210,704	$13,758,489

Series II	155,713	6,885,895	510,887	30,534,129

Issued as reinvestment of dividends:
Series I	-	-	2,619,456	114,653,573

Series II	-	-	1,526,670	60,639,319

Reacquired:
Series I	(573,673)	(27,783,311)	(846,996)	(56,319,609)

Series II	(451,797)	(20,560,086)	(287,260)	(16,925,351)

Net increase (decrease) in share activity	(668,915)	$(31,746,904)	3,733,461	$146,340,550

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,289.70	$4.88	$1,020.53	$4.31	0.86%
Series II	1,000.00	1,288.30	6.30	1,019.29	5.56	1.11

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Franchise Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.B. Fund Investment Performance

    The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one year period, and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

Invesco V.I. American Franchise Fund

performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s total expense ratio relative to peer funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related

Invesco V.I. American Franchise Fund

responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. American Franchise Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. American Value Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIAMVA-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	2.36%
Series II Shares	2.20
S&P 500 Index▼ (Broad Market Index)	16.89
Russell Midcap Value Index▼ (Style-Specific Index)	5.23
Lipper VUF Mid Cap Value Funds Index∎ (Peer Group Index)	5.30

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Lipper VUF Mid Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (1/2/97)	9.15%
10 Years	7.52
5 Years	6.01
1 Year	16.73
Series II Shares
Inception (5/5/03)	9.35%
10 Years	7.25
5 Years	5.73
1 Year	16.42

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Value Fund (renamed Invesco V.I. American Value Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. American Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. American Value Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. American Value Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.14%
Aerospace & Defense–3.16%
BWX Technologies, Inc.	400	$28,628

Huntington Ingalls Industries, Inc.	16,100	3,664,360

Leonardo S.p.A. (Italy)	561,200	6,376,013

		10,069,001

Automotive Parts & Equipment–1.73%
Dana, Inc.	325,200	5,528,400

Casinos & Gaming–1.66%
Las Vegas Sands Corp.(b)	91,400	5,301,200

Coal & Consumable Fuels–0.86%
Cameco Corp. (Canada)	87,277	2,734,388

Commercial & Residential Mortgage Finance–0.00%
MGIC Investment Corp.	100	1,579

Radian Group, Inc.	100	2,528

		4,107

Construction & Engineering–5.73%
AECOM	83,587	7,078,983

HOCHTIEF AG (Germany)	33,900	2,928,684

MasTec, Inc.(b)	70,100	8,269,697

		18,277,364

Construction Machinery & Heavy Transportation Equipment– 0.94%
Oshkosh Corp.	34,559	2,992,464

Copper–2.11%
Freeport-McMoRan, Inc.	168,500	6,740,000

Distributors–0.96%
LKQ Corp.	52,442	3,055,795

Diversified Chemicals–1.64%
Huntsman Corp.	193,700	5,233,774

Diversified Financial Services–1.57%
Apollo Global Management, Inc.	65,173	5,005,938

Diversified Metals & Mining–2.38%
Teck Resources Ltd., Class B (Canada)	180,300	7,590,630

Electric Utilities–1.11%
NRG Energy, Inc.	94,600	3,537,094

Electrical Components & Equipment–2.67%
nVent Electric PLC	100	5,167

Vertiv Holdings Co.	343,996	8,520,781

		8,525,948

Electronic Manufacturing Services–5.02%
Flex Ltd.(b)	372,711	10,301,732

Jabil, Inc.	52,900	5,709,497

		16,011,229

Food Distributors–3.48%
Performance Food Group Co.(b)	63,717	3,838,311

	Shares	Value

Food Distributors–(continued)
US Foods Holding Corp.(b)	164,821	$7,252,124

		11,090,435

Forest Products–0.00%
Louisiana-Pacific Corp.	100	7,498

Gold–1.97%
Agnico Eagle Mines Ltd. (Canada)	125,726	6,283,786

Health Care Distributors–0.54%
Henry Schein, Inc.(b)	21,100	1,711,210

Health Care Facilities–0.02%
Encompass Health Corp.	524	35,480

Universal Health Services, Inc., Class B	194	30,608

		66,088

Health Care Services–3.02%
Cigna Group (The)	22,900	6,425,740

Fresenius Medical Care AG & Co. KGaA (Germany)	67,300	3,214,153

		9,639,893

Hotels, Resorts & Cruise Lines–2.80%
Expedia Group, Inc.(b)	64,100	7,011,899

Hilton Grand Vacations, Inc.(b)	809	36,761

Travel + Leisure Co.	46,641	1,881,498

		8,930,158

Household Products–2.27%
Spectrum Brands Holdings, Inc.(c)	92,600	7,227,430

Human Resource & Employment Services–1.08%
ManpowerGroup, Inc.	43,449	3,449,851

Independent Power Producers & Energy Traders–1.69%
Vistra Corp.	205,300	5,389,125

Industrial Machinery & Supplies & Components–0.03%
Crane Co.	314	27,984

Crane NXT Co.	314	17,722

Timken Co. (The)	400	36,612

		82,318

Integrated Oil & Gas–1.80%
Cenovus Energy, Inc. (Canada)	338,000	5,739,240

Investment Banking & Brokerage–1.61%
Goldman Sachs Group, Inc. (The)	15,900	5,128,386

Managed Health Care–4.78%
Centene Corp.(b)	135,138	9,115,058

Molina Healthcare, Inc.(b)	20,300	6,115,172

		15,230,230

Oil & Gas Exploration & Production–11.19%
APA Corp.	201,500	6,885,255

ARC Resources Ltd. (Canada)	591,600	7,890,977

Diamondback Energy, Inc.	32,742	4,300,989

EQT Corp.	113,800	4,680,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

	Shares	Value

Oil & Gas Exploration & Production–(continued)
Murphy Oil Corp.	75,500	$2,891,650

Ovintiv, Inc.(c)	144,000	5,482,080

Southwestern Energy Co.(b)	589,300	3,541,693

		35,673,238

Oil & Gas Refining & Marketing–1.86%
Phillips 66	62,200	5,932,636

Oil & Gas Storage & Transportation–1.53%
New Fortress Energy, Inc.(c)	182,037	4,874,951

Paper & Plastic Packaging Products & Materials–0.28%
Sealed Air Corp.	22,600	904,000

Regional Banks–5.59%
Huntington Bancshares, Inc.	609,750	6,573,105

Pinnacle Financial Partners, Inc.	100,400	5,687,660

Webster Financial Corp.	147,000	5,549,250

Western Alliance Bancorporation	100	3,647

		17,813,662

Research & Consulting Services–6.53%
CACI International, Inc., Class A(b)	14,411	4,911,845

Jacobs Solutions, Inc.	50,200	5,968,278

KBR, Inc.	152,200	9,902,132

Science Applications International Corp.	200	22,496

		20,804,751

Restaurants–1.13%
Restaurant Brands International, Inc. (Canada)(c)	46,300	3,589,176

Semiconductor Materials & Equipment–3.96%
Applied Materials, Inc.	22,100	3,194,334

Lam Research Corp.	5,200	3,342,872

MKS Instruments, Inc.	56,168	6,071,761

		12,608,967

Semiconductors–1.90%
Skyworks Solutions, Inc.	54,700	6,054,743

Silver–1.03%
Pan American Silver Corp. (Canada)	226,188	3,297,821

	Shares	Value

Specialty Chemicals–0.01%
Axalta Coating Systems Ltd.(b)	900	$29,529

Element Solutions, Inc.	100	1,920

		31,449

Trading Companies & Distributors–3.63%
AerCap Holdings N.V. (Ireland)(b)	500	31,760

Air Lease Corp., Class A	164,600	6,888,510

WESCO International, Inc.	25,900	4,637,654

		11,557,924

Transaction & Payment Processing Services–1.87%
Fidelity National Information Services, Inc.	108,800	5,951,360

Total Common Stocks & Other Equity Interests (Cost $283,586,182)		309,677,658

Money Market Funds–2.65%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	2,936,496	2,936,496

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	2,140,176	2,140,390

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	3,355,995	3,355,995

Total Money Market Funds (Cost $8,432,832)		8,432,881

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $292,019,014)		318,110,539

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.13%
Invesco Private Government Fund, 5.10%(d)(e)(f)	3,689,202	3,689,202

Invesco Private Prime Fund, 5.23%(d)(e)(f)	9,487,469	9,486,520

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,175,837)		13,175,722

TOTAL INVESTMENTS IN SECURITIES–103.92% (Cost $305,194,851)		331,286,261

OTHER ASSETS LESS LIABILITIES–(3.92)%		(12,507,140)

NET ASSETS–100.00%		$318,779,121

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,352,027	$26,785,685	$(28,201,216)	$-	$-	$2,936,496	$85,552
Invesco Liquid Assets Portfolio, Institutional Class	3,151,573	19,132,632	(20,143,726)	(893)	804	2,140,390	44,914
Invesco Treasury Portfolio, Institutional Class	4,973,745	30,612,211	(32,229,961)	-	-	3,355,995	69,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,083,555	$71,620,256	$(76,014,609)	$-	$-	$3,689,202	$115,313*
Invesco Private Prime Fund	20,786,286	134,990,675	(146,283,811)	(1,138)	(5,492)	9,486,520	315,548*
Total	$41,347,186	$283,141,459	$(302,873,323)	$(2,031)	$(4,688)	$21,608,603	$630,988

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk

07/14/2023	Royal Bank of Canada	EUR	737,754	USD	806,205	$ 822

Currency Risk

07/14/2023	Goldman Sachs International	EUR	657,045	USD	707,559	(9,717)

07/14/2023	J.P. Morgan Chase Bank, N.A.	EUR	570,178	USD	615,935	(6,510)

07/14/2023	Royal Bank of Canada	EUR	9,197,242	USD	9,875,099	(165,248)

Subtotal-Depreciation						(181,475)

Total Forward Foreign Currency Contracts						$(180,653)

Abbreviations:

EUR – Euro

USD – U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Industrials	23.76%

Energy	17.24

Information Technology	10.88

Financials	10.63

Materials	9.44

Health Care	8.36

Consumer Discretionary	8.28

Consumer Staples	5.75

Utilities	2.80

Money Market Funds Plus Other Assets Less Liabilities	2.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $283,586,182)*	$309,677,658

Investments in affiliated money market funds, at value (Cost $21,608,669)	21,608,603

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	822

Cash	92,384

Foreign currencies, at value (Cost $16,913)	16,909

Receivable for:
Fund shares sold	728,148

Dividends	476,848

Investment for trustee deferred compensation and retirement plans	89,545

Other assets	276

Total assets	332,691,193

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	181,475

Payable for:
Fund shares reacquired	256,487

Collateral upon return of securities loaned	13,175,837

Accrued fees to affiliates	157,927

Accrued other operating expenses	41,050

Trustee deferred compensation and retirement plans	99,296

Total liabilities	13,912,072

Net assets applicable to shares outstanding	$318,779,121

Net assets consist of:
Shares of beneficial interest	$236,197,496

Distributable earnings	82,581,625

$318,779,121

Net Assets:
Series I	$142,175,919

Series II	$176,603,202

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,848,511

Series II	11,161,062

Series I:
Net asset value per share	$16.07

Series II:
Net asset value per share	$15.82

*	At June 30, 2023, securities with an aggregate value of $12,968,497 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $90,837)	$3,298,294

Dividends from affiliated money market funds (includes net securities lending income of $29,146)	229,273

Total investment income	3,527,567

Expenses:
Advisory fees	1,064,579

Administrative services fees	256,506

Custodian fees	3,258

Distribution fees - Series II	208,962

Transfer agent fees	8,043

Trustees’ and officers’ fees and benefits	7,377

Reports to shareholders	4,097

Professional services fees	22,593

Other	2,721

Total expenses	1,578,136

Less: Fees waived	(5,022)

Net expenses	1,573,114

Net investment income	1,954,453

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(9,654,238)

Affiliated investment securities	(4,688)

Foreign currencies	15,563

Forward foreign currency contracts	54,400

(9,588,963)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	13,187,273

Affiliated investment securities	(2,031)

Foreign currencies	125

Forward foreign currency contracts	(87,719)

13,097,648

Net realized and unrealized gain	3,508,685

Net increase in net assets resulting from operations	$5,463,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$1,954,453	$2,752,021

Net realized gain (loss)	(9,588,963)	72,015,012

Change in net unrealized appreciation (depreciation)	13,097,648	(87,485,583)

Net increase (decrease) in net assets resulting from operations	5,463,138	(12,718,550)

Distributions to shareholders from distributable earnings:
Series I	–	(28,336,845)

Series II	–	(31,437,954)

Total distributions from distributable earnings	–	(59,774,799)

Share transactions–net:
Series I	(8,065,565)	19,641,104

Series II	(8,246,818)	7,694,720

Net increase (decrease) in net assets resulting from share transactions	(16,312,383)	27,335,824

Net increase (decrease) in net assets	(10,849,245)	(45,157,525)

Net assets:
Beginning of period	329,628,366	374,785,891

End of period	$318,779,121	$329,628,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/23	$15.70	$0.11	$ 0.26	$ 0.37	$ –	$ –	$ –	$16.07	2.36%	$ 142,176	0.89%(d)	0.89%(d)	1.40%(d)	34%
Year ended 12/31/22	20.13	0.18	(0.89)	(0.71)	(0.15)	(3.57)	(3.72)	15.70	(2.61)	147,248	0.89	0.89	0.97	139
Year ended 12/31/21	15.80	0.13	4.28	4.41	(0.08)	–	(0.08)	20.13	27.95	160,576	0.89	0.89	0.69	82
Year ended 12/31/20	15.92	0.10	0.04	0.14	(0.13)	(0.13)	(0.26)	15.80	1.12	73,098	0.93	0.93	0.74	59
Year ended 12/31/19	13.86	0.12	3.24	3.36	(0.11)	(1.19)	(1.30)	15.92	25.03	84,799	0.92	0.92	0.78	68
Year ended 12/31/18	18.38	0.10	(1.87)	(1.77)	(0.09)	(2.66)	(2.75)	13.86	(12.65)	77,491	0.93	0.93	0.52	39
Series II
Six months ended 06/30/23	15.48	0.09	0.25	0.34	–	–	–	15.82	2.20	176,603	1.14(d)	1.14(d)	1.15(d)	34
Year ended 12/31/22	19.89	0.13	(0.88)	(0.75)	(0.09)	(3.57)	(3.66)	15.48	(2.86)	182,381	1.14	1.14	0.72	139
Year ended 12/31/21	15.62	0.08	4.23	4.31	(0.04)	–	(0.04)	19.89	27.62	214,210	1.14	1.14	0.44	82
Year ended 12/31/20	15.74	0.07	0.03	0.10	(0.09)	(0.13)	(0.22)	15.62	0.86	167,974	1.18	1.18	0.49	59
Year ended 12/31/19	13.71	0.08	3.21	3.29	(0.07)	(1.19)	(1.26)	15.74	24.71	233,890	1.17	1.17	0.53	68
Year ended 12/31/18	18.19	0.05	(1.83)	(1.78)	(0.04)	(2.66)	(2.70)	13.71	(12.82)	169,036	1.18	1.18	0.27	39

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $61,601,599 in connection with the acquisition of Invesco V.I. Value Opportunities Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is long-term capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. American Value Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $1,478 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

Invesco V.I. American Value Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.695%

Next $250 million	0.670%

Next $500 million	0.645%

Next $1.5 billion	0.620%

Next $2.5 billion	0.595%

Next $2.5 billion	0.570%

Next $2.5 billion	0.545%

Over $10 billion	0.520%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $5,022.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $25,135 for accounting and fund administrative services and was reimbursed $231,371 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the

Invesco V.I. American Value Fund

average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $25,736 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$297,158,808	$12,518,850	$–	$309,677,658

Money Market Funds	8,432,881	13,175,722	–	21,608,603

Total Investments in Securities	305,591,689	25,694,572	–	331,286,261

Other Investments - Assets*

Forward Foreign Currency Contracts	–	822	–	822

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(181,475)	–	(181,475)

Total Other Investments	–	(180,653)	–	(180,653)

Total Investments	$305,591,689	$25,513,919	$–	$331,105,608

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value

Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$822

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$822

Value

Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(181,475)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(181,475)

Invesco V.I. American Value Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Goldman Sachs International	$ –	$ (9,717)	$ (9,717)	$–	$–	$(9,717)

J.P. Morgan Chase Bank, N.A.	–	(6,510)	(6,510)	–	–	(6,510)

Royal Bank of Canada	822	(165,248)	(164,426)	–	–	(164,426)

Total	$822	$(181,475)	$(180,653)	$–	$–	$(180,653)

Effect of Derivative Investments for the six months ended June 30, 2023 (commencement date) year ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations

Currency Risk

Realized Gain:
Forward foreign currency contracts	$ 54,400

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(87,719)

Total	$(33,319)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$5,875,556

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

     The Fund did not have a capital loss carryforward as of December 31, 2022.

Invesco V.I. American Value Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $104,127,692 and $115,215,447, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$38,200,940

Aggregate unrealized (depreciation) of investments	(14,543,580)

Net unrealized appreciation of investments	$23,657,360

Cost of investments for tax purposes is $307,448,248.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	440,481	$6,775,024	985,521	$18,760,373

Series II	1,945,636	29,602,517	2,538,108	42,947,401

Issued as reinvestment of dividends:
Series I	-	-	1,896,710	28,336,845

Series II	-	-	2,132,833	31,437,954

Reacquired:
Series I	(968,696)	(14,840,589)	(1,483,083)	(27,456,114)

Series II	(2,563,599)	(37,849,335)	(3,663,295)	(66,690,635)

Net increase (decrease) in share activity	(1,146,178)	$(16,312,383)	2,406,794	$27,335,824

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,023.60	$4.47	$1,020.38	$4.46	0.89%
Series II	1,000.00	1,022.00	5.72	1,019.14	5.71	1.14

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was

Invesco V.I. American Value Fund

above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. American Value Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Balanced-Risk Allocation Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIIBRA-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	2.09%
Series II Shares	1.88
MSCI World Index▼ (Broad Market Index)	15.09
Custom Invesco V.I. Balanced-Risk Allocation Index◾ (Style-Specific Index)	9.84
Lipper Alternative Global Macro Funds Index◆ (Peer Group Index)	5.21

Source(s): ▼RIMES Technologies Corp.; ◾Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Custom Invesco V.I. Balanced-Risk Allocation Index is composed of the MSCI World Index and Bloomberg U.S. Aggregate Bond Index. Prior to May 2, 2011, the index comprised the MSCI World Index, JP Morgan GBI Global Index and FTSE US 3-Month Treasury Bill Index. The Bloomberg U.S. Aggregate Bond Index is considered representative of the US investment-grade, fixed-rate bond market. The FTSE US 3-Month Treasury Bill Index is considered representative of three-month US Treasury bills. The JP Morgan GBI Global Index tracks the performance of fixed-rate issuances from high-income developed market countries.

The Lipper Alternative Global Macro Funds Index is an unmanaged index considered representative of alternative global macro funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (1/23/09)	6.55%
10 Years	4.14
5 Years	2.67
1 Year	-2.00

Series II Shares
Inception (1/23/09)	6.28%
10 Years	3.88
5 Years	2.42
1 Year	-2.25

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Balanced-Risk Allocation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Balanced-Risk Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

June 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–2.07%(a)
U.S. Treasury Bills–2.07%
U.S. Treasury Bills	4.59%	01/25/2024	$16,400	$15,928,760

Total U.S. Treasury Securities (Cost $15,978,433)				15,928,760

			Shares
Money Market Funds–89.77%(b)
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(c)			203,049,146	203,049,146

Invesco Government Money Market Fund, Cash Reserve Shares, 4.96%(c)			39,820,225	39,820,225

Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.16%(c)			64,949,275	64,949,275

Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.04%(c)			110,534,724	110,534,724

Invesco Treasury Obligations Portfolio, Institutional Class, 4.95%(c)			171,324,067	171,324,067

Invesco Treasury Portfolio, Institutional Class, 5.03%(c)			84,884,682	84,884,682

Invesco V.I. Government Money Market Fund, Series I, 4.84%(c)			16,640,310	16,640,310

Total Money Market Funds (Cost $691,202,429)				691,202,429

Options Purchased–0.41%
(Cost $10,157,941)(d)				3,171,407

TOTAL INVESTMENTS IN SECURITIES–92.25% (Cost $717,338,803)				710,302,596

OTHER ASSETS LESS LIABILITIES–7.75%				59,680,401

NET ASSETS–100.00%				$769,982,997

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$172,565,155	$142,503,053	$(112,019,062)	$-	$-	$203,049,146	$4,390,908
Invesco Government Money Market Fund, Cash Reserve Shares	30,163,298	20,266,640	(10,609,713)	-	-	39,820,225	882,144
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	36,783,443	8,369,112	(45,152,555)	-	-	-	58,546
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	-	173,250,924	(108,301,649)	-	-	64,949,275	1,227,675
Invesco Premier U.S. Government Money Portfolio, Institutional Class	101,216,220	40,719,089	(31,400,585)	-	-	110,534,724	2,376,982
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	3,823,295
Invesco Treasury Portfolio, Institutional Class	84,365,155	151,780,660	(151,261,133)	-	-	84,884,682	2,103,086
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	431,338
Total	$613,057,648	$536,889,478	$(458,744,697)	$-	$-	$691,202,429	$15,293,974

(d)	The table below details options purchased.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

EURO STOXX 50 Index	Put	07/21/2023	52	EUR	3,400.00	EUR	1,768,000	$284

EURO STOXX 50 Index	Put	08/18/2023	52	EUR	3,500.00	EUR	1,820,000	1,589

EURO STOXX 50 Index	Put	09/15/2023	52	EUR	3,350.00	EUR	1,742,000	2,610

EURO STOXX 50 Index	Put	10/20/2023	52	EUR	3,200.00	EUR	1,664,000	3,632

EURO STOXX 50 Index	Put	01/19/2024	52	EUR	3,900.00	EUR	2,028,000	31,606

EURO STOXX 50 Index	Put	05/17/2024	52	EUR	4,200.00	EUR	2,184,000	90,504

EURO STOXX 50 Index	Put	06/21/2024	52	EUR	4,250.00	EUR	2,210,000	107,130

EURO STOXX 50 Index	Put	11/17/2023	52	EUR	3,500.00	EUR	1,820,000	8,965

EURO STOXX 50 Index	Put	12/15/2023	52	EUR	3,875.00	EUR	2,015,000	24,569

EURO STOXX 50 Index	Put	02/16/2024	52	EUR	4,100.00	EUR	2,132,000	53,678

EURO STOXX 50 Index	Put	03/15/2024	52	EUR	4,150.00	EUR	2,158,000	64,459

EURO STOXX 50 Index	Put	04/19/2024	52	EUR	4,200.00	EUR	2,184,000	77,907

FTSE 100 Index	Put	07/21/2023	28	GBP	6,950.00	GBP	1,946,000	1,067

FTSE 100 Index	Put	08/18/2023	28	GBP	7,200.00	GBP	2,016,000	11,024

FTSE 100 Index	Put	09/15/2023	28	GBP	7,000.00	GBP	1,960,000	11,379

FTSE 100 Index	Put	10/20/2023	28	GBP	6,800.00	GBP	1,904,000	13,513

FTSE 100 Index	Put	01/19/2024	28	GBP	7,450.00	GBP	2,086,000	68,986

FTSE 100 Index	Put	05/17/2024	28	GBP	7,800.00	GBP	2,184,000	129,083

FTSE 100 Index	Put	06/21/2024	28	GBP	7,575.00	GBP	2,121,000	112,014

FTSE 100 Index	Put	11/17/2023	28	GBP	7,050.00	GBP	1,974,000	26,492

FTSE 100 Index	Put	12/15/2023	28	GBP	7,450.00	GBP	2,086,000	59,207

FTSE 100 Index	Put	02/16/2024	28	GBP	7,650.00	GBP	2,142,000	92,278

FTSE 100 Index	Put	03/15/2024	28	GBP	7,800.00	GBP	2,184,000	127,127

FTSE 100 Index	Put	04/19/2024	28	GBP	7,575.00	GBP	2,121,000	89,967

MSCI Emerging Markets Index	Put	07/21/2023	39	USD	975.00	USD	3,802,500	23,205

MSCI Emerging Markets Index	Put	08/18/2023	39	USD	970.00	USD	3,783,000	44,265

MSCI Emerging Markets Index	Put	09/15/2023	39	USD	950.00	USD	3,705,000	42,120

MSCI Emerging Markets Index	Put	10/20/2023	39	USD	850.00	USD	3,315,000	16,575

MSCI Emerging Markets Index	Put	12/15/2023	39	USD	970.00	USD	3,783,000	106,860

MSCI Emerging Markets Index	Put	01/19/2024	39	USD	960.00	USD	3,744,000	114,270

MSCI Emerging Markets Index	Put	05/17/2024	39	USD	960.00	USD	3,744,000	154,635

MSCI Emerging Markets Index	Put	06/21/2024	39	USD	960.00	USD	3,744,000	168,480

MSCI Emerging Markets Index	Put	11/17/2023	39	USD	840.00	USD	3,276,000	21,450

MSCI Emerging Markets Index	Put	03/15/2024	39	USD	970.00	USD	3,783,000	147,030

MSCI Emerging Markets Index	Put	02/16/2024	39	USD	1,040.00	USD	4,056,000	239,070

MSCI Emerging Markets Index	Put	04/19/2024	39	USD	975.00	USD	3,802,500	159,315

Nikkei 225 Index	Put	09/08/2023	14	JPY	25,750.00	JPY	360,500,000	2,911

Nikkei 225 Index	Put	09/08/2023	14	JPY	26,500.00	JPY	371,000,000	4,075

Nikkei 225 Index	Put	09/08/2023	14	JPY	27,750.00	JPY	388,500,000	6,501

Nikkei 225 Index	Put	12/08/2023	14	JPY	25,000.00	JPY	350,000,000	13,583

Nikkei 225 Index	Put	03/08/2024	14	JPY	24,250.00	JPY	339,500,000	21,830

Nikkei 225 Index	Put	06/14/2024	14	JPY	28,250.00	JPY	395,500,000	85,381

Nikkei 225 Index	Put	06/14/2024	14	JPY	29,750.00	JPY	416,500,000	117,884

Nikkei 225 Index	Put	12/08/2023	14	JPY	26,250.00	JPY	367,500,000	18,434

Nikkei 225 Index	Put	12/08/2023	14	JPY	27,000.00	JPY	378,000,000	23,286

Nikkei 225 Index	Put	03/08/2024	14	JPY	26,000.00	JPY	364,000,000	32,988

Nikkei 225 Index	Put	03/08/2024	14	JPY	26,250.00	JPY	367,500,000	34,928

Nikkei 225 Index	Put	06/14/2024	14	JPY	27,000.00	JPY	378,000,000	65,491

S&P 500 Index	Put	08/18/2023	4	USD	4,100.00	USD	1,640,000	4,980

S&P 500 Index	Put	09/15/2023	4	USD	3,900.00	USD	1,560,000	5,560

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased–(continued)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

S&P 500 Index	Put	10/20/2023	4	USD	3,625.00	USD	1,450,000	$5,580

S&P 500 Index	Put	12/15/2023	4	USD	4,100.00	USD	1,640,000	24,500

S&P 500 Index	Put	01/19/2024	4	USD	3,900.00	USD	1,560,000	20,260

S&P 500 Index	Put	04/19/2024	4	USD	4,150.00	USD	1,660,000	44,720

S&P 500 Index	Put	05/17/2024	4	USD	4,200.00	USD	1,680,000	52,000

S&P 500 Index	Put	06/21/2024	4	USD	4,275.00	USD	1,710,000	62,120

S&P 500 Index	Put	07/21/2023	4	USD	3,750.00	USD	1,500,000	550

S&P 500 Index	Put	11/17/2023	4	USD	3,875.00	USD	1,550,000	12,780

S&P 500 Index	Put	02/16/2024	4	USD	4,100.00	USD	1,640,000	33,080

S&P 500 Index	Put	03/15/2024	4	USD	4,000.00	USD	1,600,000	31,640

Total Index Options Purchased								$3,171,407

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Brent Crude	153	October-2023	$11,461,230	$49,414	$49,414

Gasoline Reformulated Blendstock Oxygenate Blending	178	July-2023	19,025,673	87,538	87,538

New York Harbor Ultra-Low Sulfur Diesel	108	November-2023	10,981,202	354,960	354,960

Silver	54	September-2023	6,215,400	(63,627)	(63,627)

WTI Crude	47	December-2023	3,299,400	(2,472)	(2,472)

Subtotal				425,813	425,813

Equity Risk

E-Mini Russell 2000 Index	520	September-2023	49,496,200	130,838	130,838

E-Mini S&P 500 Index	24	September-2023	5,385,900	119,530	119,530

EURO STOXX 50 Index	225	September-2023	10,869,174	199,587	199,587

FTSE 100 Index	111	September-2023	10,631,247	(76,128)	(76,128)

Nikkei 225 Index	245	September-2023	56,319,692	1,925,083	1,925,083

Subtotal				2,298,910	2,298,910

Interest Rate Risk

Australia 10 Year Bonds	2,106	September-2023	162,979,560	(1,101,303)	(1,101,303)

Canada 10 Year Bonds	786	September-2023	72,699,438	(461,130)	(461,130)

Euro-Bund	870	September-2023	126,965,306	(736,339)	(736,339)

Japan 10 year Bonds	185	September-2023	190,455,317	712,001	712,001

Long Gilt	674	September-2023	81,574,850	(855,411)	(855,411)

U.S. Treasury Long Bonds	144	September-2023	18,274,500	(295,368)	(295,368)

Subtotal				(2,737,550)	(2,737,550)

Subtotal–Long Futures Contracts				(12,827)	(12,827)

Short Futures Contracts

Equity Risk

MSCI Emerging Markets Index	175	September-2023	(8,731,625)	191,016	191,016

Total Futures Contracts				$178,189	$178,189

(a)	Futures contracts collateralized by $35,612,500 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19%	Monthly	5,100	February–2024	USD	5,986,660	$–	$210,574	$210,574

Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.19	Monthly	15,000	February–2024	USD	6,079,540	–	239,935	239,935

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	2,300	February–2024	USD	290,899	–	39,201	39,201

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	29,000	February–2024	USD	6,397,162	–	440,240	440,240

Cargill, Inc.	Receive	Cargill Soybean Oil Index	0.24	Monthly	35,500	February–2024	USD	5,895,141	–	1,208,005	1,208,005

Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	6,000	February–2024	USD	2,648,983	–	355,244	355,244

Goldman Sachs International	Receive	Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return	0.25	Monthly	46,000	February–2024	USD	5,676,198	–	1,167,503	1,167,503

J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	39,500	February–2024	USD	12,819,745	–	159,600	159,600

J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	38,300	November–2023	USD	5,149,749	–	15,259	15,259

Macquarie Bank Ltd	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	204,000	February–2024	USD	10,207,793	–	13,892	13,892

Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	2,800	October–2023	USD	305,568	–	0	0

Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	42,500	June–2024	USD	3,639,747	–	35,513	35,513

Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	50,500	February–2024	USD	4,487,950	–	1	1

Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	43,500	February–2024	USD	5,573,350	–	0	0

Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.20	Monthly	25,000	February–2024	USD	4,596,885	–	0	0

Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	44,200	February–2024	USD	6,369,817	–	0	0

Subtotal – Appreciation									–	3,884,967	3,884,967

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17%	Monthly	19,900	June–2024	USD	14,006,818	$–	$(417,876)	$(417,876)

Barclays Bank PLC	Receive	Barclays Corn Seasonal Index Excess Return	0.17	Monthly	53,000	June–2024	USD	1,896,499	–	(114,517)	(114,517)

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	152,700	February–2024	USD	15,499,249	–	(24,020)	(24,020)

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index	0.28	Monthly	28,500	February–2024	USD	4,563,178	–	(53,306)	(53,306)

Cargill, Inc.	Receive	Cargill Sugar Index	0.20	Monthly	16,650	February–2024	USD	8,771,801	–	(447,319)	(447,319)

Goldman Sachs International	Receive	Goldman Sachs GSCI A44 Corn Index	0.18	Monthly	102,000	February–2024	USD	3,611,423	–	(268,099)	(268,099)

Macquarie Bank Ltd	Receive	Macquarie Soybean Meal A Excess Return Index	0.17	Monthly	22,900	February–2024	USD	9,804,175	–	(39,324)	(39,324)

Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	61,500	February–2024	USD	3,386,006	–	(1)	(1)

Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	102,700	July–2023	USD	10,819,435	–	(469,493)	(469,493)

Subtotal – Depreciation									–	(1,833,955)	(1,833,955)

Total – Total Return Swap Agreements									$–	$2,051,012	$2,051,012

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $4,139,706.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 mo. EURIBOR - 0.360%	Monthly	550	September–2023	EUR	1,745,299	$–	$16,042	$16,042

BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 mo. EURIBOR - 0.880%	Monthly	3,700	September–2023	EUR	11,817,615	–	24,427	24,427

BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.240%	Monthly	350	September–2023	EUR	1,836,119	–	53,375	53,375

BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR - 0.090%	Monthly	380	July–2023	EUR	1,581,473	–	26,964	26,964

BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.330%	Monthly	110,000	August–2023	JPY	342,868,900	–	24,174	24,174

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.385%	Monthly	730,000	July–2023	JPY	2,275,402,700	$(5,784)	$160,424	$166,208

Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.245%	Monthly	548	January–2024	GBP	3,581,531	–	46,389	46,389

Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.180%	Monthly	2,200	January–2024	EUR	11,527,133	–	350,984	350,984

Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.470%	Monthly	151,780	August–2023	JPY	466,441,189	–	42,738	42,738

Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.470%	Monthly	50,593	August–2023	JPY	155,479,372	–	14,246	14,246

Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.510%	Monthly	982,627	July–2023	JPY	3,019,750,339	–	276,685	276,685

Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.110%	Monthly	180,000	August–2023	JPY	561,058,200	–	39,557	39,557

Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.200%	Monthly	85,000	August–2023	JPY	261,216,900	–	23,934	23,934

Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.340%	Monthly	108,065	August–2023	JPY	336,837,524	–	23,748	23,748

Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.340%	Monthly	72,044	August–2023	JPY	224,560,428	–	15,832	15,832

Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.500%	Monthly	150,000	July–2023	JPY	460,971,000	–	42,236	42,236

Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.540%	Monthly	26,250	July–2023	JPY	80,669,925	–	7,391	7,391

Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.540%	Monthly	8,750	July–2023	JPY	26,889,975	–	2,464	2,464

Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.390%	Monthly	229,891	July–2023	JPY	716,567,948	(457)	50,520	50,977

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.280%	Monthly	1,420	November–2023	USD	10,558,935	–	140,633	140,633

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.280%	Monthly	70	November–2023	USD	506,835	–	20,609	20,609

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.360%	Monthly	110	October–2023	USD	817,946	$–	$10,894	$10,894

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.270%	Monthly	1,070	October–2023	USD	11,004,297	–	143,474	143,474

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.380%	Monthly	80	October–2023	USD	822,751	–	10,727	10,727

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.280%	Monthly	1,650	November–2023	USD	10,494,462	–	98,314	98,314

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.280%	Monthly	110	November–2023	USD	686,129	–	20,056	20,056

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.380%	Monthly	100	October–2023	USD	636,028	–	5,958	5,958

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 mo. EURIBOR - 0.975%	Monthly	250	September–2023	EUR	798,488	–	1,650	1,650

J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.650%	Monthly	190	September–2023	EUR	1,015,091	–	8,962	8,962

Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.260%	Monthly	412	January–2024	GBP	2,693,602	–	33,710	33,710

Subtotal – Appreciation									(6,241)	1,737,117	1,743,358

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

BNP Paribas S.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.150%	Monthly	180	August–2023	GBP	1,080,817	$–	$(11,223)	$(11,223)

Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	450	May–2024	GBP	2,285,388	–	(25,220)	(25,220)

Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.170%	Monthly	400	November–2023	GBP	2,395,808	–	(17,310)	(17,310)

Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.205%	Monthly	302	November–2023	GBP	1,813,371	–	(18,830)	(18,830)

Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.170%	Monthly	310	October–2023	GBP	2,078,872	–	(40,844)	(40,844)

Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	500	August–2023	USD	952,030	–	(9,130)	(9,130)

Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	1,000	August–2023	USD	1,904,060	–	(18,260)	(18,260)

Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.560%	Monthly	600	November–2023	USD	4,071,054	–	(160,393)	(160,393)

Goldman Sachs International	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.220%	Monthly	388	November–2023	GBP	1,961,390	–	(10,161)	(10,161)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.560%	Monthly	600	November–2023	USD	4,071,054	–	(160,393)	(160,393)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.580%	Monthly	400	January–2024	USD	2,659,044	$–	$(51,937)	$(51,937)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	1,896	July–2023	USD	12,864,531	–	(506,841)	(506,841)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	1,264	July–2023	USD	8,576,354	–	(337,894)	(337,894)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	220	August–2023	USD	1,492,720	–	(58,811)	(58,811)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	170	September–2023	USD	1,153,465	–	(45,445)	(45,445)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	600	September–2023	USD	4,071,054	–	(160,393)	(160,393)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.200%	Monthly	130	August–2023		GBP 657,167	–	(3,404)	(3,404)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.240%	Monthly	1,732	May–2024	GBP	8,755,485	–	(45,357)	(45,357)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.190%	Monthly	1,298	November–2023	GBP	7,793,893	–	(80,931)	(80,931)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.200%	Monthly	110	August–2023	GBP	660,499	$–	$(6,859)	$(6,859)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.200%	Monthly	548	October–2023	GBP	3,690,079	–	(91,466)	(91,466)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.530%	Monthly	1,200	November–2023	USD	2,268,288	–	(5,328)	(5,328)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.530%	Monthly	2,100	November–2023	USD	3,998,526	–	(38,346)	(38,346)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	1,900	August–2023	USD	3,617,714	–	(34,694)	(34,694)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	2,326	August–2023	USD	4,428,844	–	(42,474)	(42,474)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	399	August–2023	USD	759,720	–	(7,286)	(7,286)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	70	August–2023	USD	133,284	–	(1,278)	(1,278)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR - 0.805%	Monthly	220	July–2023	EUR	935,244	–	(5,836)	(5,836)

Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.205%	Monthly	70	October–2023	GBP	471,360	–	(11,684)	(11,684)

Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.205%	Monthly	162	October–2023	GBP	1,090,863	–	(27,039)	(27,039)

Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.530%	Monthly	2,300	November–2023	USD	4,379,338	–	(41,998)	(41,998)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.590%	Monthly	4,505	July–2023	USD	8,577,790	$ –	$(82,261)	$ (82,261)

Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.610%	Monthly	2,560	September–2023	USD	4,874,394	–	(46,746)	(46,746)

Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.610%	Monthly	640	September–2023	USD	1,218,598	–	(11,686)	(11,686)

Merrill Lynch International	Receive	MSCI EMU Quality Index	1 mo. EURIBOR - 0.625%	Monthly	2,850	July–2023	EUR	12,115,663	–	(75,608)	(75,608)

Subtotal – Depreciation									–	(2,293,366)	(2,293,366)

Total – Total Return Swap Agreements									$(6,241)	$(556,249)	$ (550,008)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $4,139,706.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage

Barclays Soybean Meal S2 Nearby Excess Return Index

	Long Futures Contracts

	Soybean Meal	100%

Barclays Soybeans Seasonal Excess Return Index

	Long Futures Contracts

	Soybean	100%

Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index

	Long Futures Contracts

	Bean Oil	100%

Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index

	Long Futures Contracts

	Soybean Meal	100%

Cargill Soybean Oil Index

	Long Futures Contracts

	Soybean Oil	100%

Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return

	Long Futures Contracts

	Soybean Oil	100%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage

Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return

	Long Futures Contracts

	Soybean Oil	100%

J.P. Morgan Contag Beta Gas Oil Excess Return Index

	Long Futures Contracts

	Gas Oil	100%

S&P GSCI Gold Index Excess Return

	Long Futures Contracts

	Gold	100%

Macquarie Aluminium Dynamic Selection Index

	Long Futures Contracts

	Aluminium	100%

MLCX Aluminum Annual Excess Return Index

	Long Futures Contracts

	Aluminium	100%

MLCX Natural Gas Annual Excess Return Index

	Long Futures Contracts

	Natural Gas	100%

MLCX6CTE Excess Return Index

	Long Futures Contracts

	Cotton	100%

RBC Commodity CT01 Excess Return Custom Index

	Long Futures Contracts

	Cotton	100%

RBC Commodity SB01 Excess Return Custom Index

	Long Futures Contracts

	Sugar	100%

RBC Commodity SO01 Excess Return Custom Index

	Long Futures Contracts

	Soybean	100%

Barclays Commodity Strategy 1452 Excess Return Index

	Long Futures Contracts

	Copper	100%

Barclays Corn Seasonal Index Excess Return

	Long Futures Contracts

	Corn	100%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2

	Long Futures Contracts

	Copper	100%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage

Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index

	Long Futures Contracts

	Cotton	100%

Cargill Sugar Index

	Long Futures Contracts

	Sugar	100%

Goldman Sachs GSCI A44 Corn Index

	Long Futures Contracts

	Corn	100%

Macquarie Soybean Meal A Excess Return Index

	Long Futures Contracts

	Soybean Meal	100%

MLCISCE Excess Return Index

	Long Futures Contracts

	Corn	100%

S&P GSCI Aluminum Dynamic Index Excess Return

	Long Futures Contracts

	Aluminium	100%

Abbreviations:

EMU	–European Economic and Monetary Union
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
GBP	–British Pound Sterling
JPY	–Japanese Yen
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
TONAR	–Tokyo Overnight Average Rate
USD	–U.S. Dollar

Target Risk Contribution and Notional Asset Weights as of June 30, 2023

By asset class

Asset Class	Target Risk Contribution*	Notional Asset Weights**

Equities and Options	37.42%	57.59%

Fixed Income	40.85	69.64

Commodities	21.73	21.28

Total	100.00%	148.51%

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets

and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $26,136,374)	$19,100,167

Investments in affiliated money market funds, at value (Cost $691,202,429)	691,202,429

Other investments:
Swaps receivable – OTC	1,147,893

Unrealized appreciation on swap agreements – OTC	5,628,325

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	35,612,500

Cash collateral – OTC Derivatives	4,139,706

Foreign currencies, at value (Cost $15,752,224)	15,513,156

Receivable for:
Investments sold	8,694

Fund shares sold	1,004,112

Dividends	2,907,037

Interest	80

Investment for trustee deferred compensation and retirement plans	79,011

Other assets	653

Total assets	776,343,763

Liabilities:
Other investments:
Variation margin payable – futures contracts	239,256

Premiums received on swap agreements – OTC	6,241

Swaps payable – OTC	1,009,612

Unrealized depreciation on swap agreements-OTC	4,127,321

Payable for:
Fund shares reacquired	210,751

Accrued fees to affiliates	643,386

Accrued other operating expenses	36,752

Trustee deferred compensation and retirement plans	87,447

Total liabilities	6,360,766

Net assets applicable to shares outstanding	$769,982,997

Net assets consist of:
Shares of beneficial interest	$856,056,941

Distributable earnings (loss)	(86,073,944)

$769,982,997

Net Assets:
Series I	$42,649,897

Series II	$727,333,100

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,132,974

Series II	89,558,494

Series I:
Net asset value per share	$8.31

Series II:
Net asset value per share	$8.12

Consolidated Statement of

Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Interest	$2,052,582

Dividends from affiliated money market funds	15,293,974

Total investment income	17,346,556

Expenses:
Advisory fees	3,664,823

Administrative services fees	655,587

Custodian fees	38,460

Distribution fees - Series II	939,843

Transfer agent fees	20,506

Trustees’ and officers’ fees and benefits	9,070

Reports to shareholders	3,736

Professional services fees	42,610

Other	7,371

Total expenses	5,382,006

Less: Fees waived	(1,506,347)

Net expenses	3,875,659

Net investment income	13,470,897

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,501,042)

Foreign currencies	(454,778)

Futures contracts	(16,565,682)

Swap agreements	6,603,334

(11,918,168)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,657,944)

Foreign currencies	(279,042)

Futures contracts	19,016,333

Swap agreements	3,928,866

14,008,213

Net realized and unrealized gain	2,090,045

Net increase in net assets resulting from operations	$15,560,942

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$13,470,897	$3,209,473

Net realized gain (loss)	(11,918,168)	(106,296,053)

Change in net unrealized appreciation (depreciation)	14,008,213	(38,703,846)

Net increase (decrease) in net assets resulting from operations	15,560,942	(141,790,426)

Distributions to shareholders from distributable earnings:
Series I	–	(5,147,850)

Series II	–	(90,860,026)

Total distributions from distributable earnings	–	(96,007,876)

Return of capital:
Series I	–	(21,657)

Series II	–	(392,053)

Total return of capital	–	(413,710)

Total distributions	–	(96,421,586)

Share transactions-net:
Series I	601,237	3,859,050

Series II	(55,866,056)	62,668,804

Net increase (decrease) in net assets resulting from share transactions	(55,264,819)	66,527,854

Net increase (decrease) in net assets	(39,703,877)	(171,684,158)

Net assets:
Beginning of period	809,686,874	981,371,032

End of period	$769,982,997	$809,686,874

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$8.14	$0.15	$0.02	$0.17	$-	$-	$-	$-	$8.31	2.09%	$42,650	0.74	%(d)(e)	1.12	%(d)	3.63	%(d)	22%
Year ended 12/31/22	10.76	0.06	(1.60)	(1.54)	(0.74)	(0.34)	(0.00)	(1.08)	8.14	(14.35)	41,209	0.73	(e)	1.12		0.59		140
Year ended 12/31/21	10.48	(0.08)	1.08	1.00	(0.36)	(0.36)	-	(0.72)	10.76	9.55	49,456	0.71		1.11		(0.69)		107
Year ended 12/31/20	10.91	(0.03)	1.03	1.00	(0.87)	(0.56)	-	(1.43)	10.48	10.22	46,853	0.66	(e)	1.10		(0.25)		82
Year ended 12/31/19	9.47	0.14	1.30	1.44	-	-	-	-	10.91	15.21	45,427	0.64	(e)	1.10		1.38		94
Year ended 12/31/18	11.31	0.11	(0.79)	(0.68)	(0.14)	(0.99)	(0.03)	(1.16)	9.47	(6.46)	37,450	0.65	(e)	1.10		1.03		199
Series II
Six months ended 06/30/23	7.97	0.14	0.01	0.15	-	-	-	-	8.12	1.88	727,333	0.99	(d)(e)	1.37	(d)	3.38	(d)	22
Year ended 12/31/22	10.55	0.03	(1.56)	(1.53)	(0.71)	(0.34)	(0.00)	(1.05)	7.97	(14.52)	768,478	0.98	(e)	1.37		0.34		140
Year ended 12/31/21	10.29	(0.10)	1.05	0.95	(0.33)	(0.36)	-	(0.69)	10.55	9.26	931,915	0.96		1.36		(0.94)		107
Year ended 12/31/20	10.73	(0.05)	1.01	0.96	(0.84)	(0.56)	-	(1.40)	10.29	9.99	933,770	0.91	(e)	1.35		(0.50)		82
Year ended 12/31/19	9.34	0.12	1.27	1.39	-	-	-	-	10.73	14.88	976,477	0.89	(e)	1.35		1.13		94
Year ended 12/31/18	11.17	0.08	(0.78)	(0.70)	(0.11)	(0.99)	(0.03)	(1.13)	9.34	(6.71)	968,329	0.90	(e)	1.35		0.78		199

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.11%, 0.11%, 0.15%, 0.15% and 0.16% for the six months ended June 30, 2023 and the years ended December 31, 2022, 2020, 2019 and 2018, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the

Invesco V.I. Balanced-Risk Allocation Fund

inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.

Invesco V.I. Balanced-Risk Allocation Fund

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated

Invesco V.I. Balanced-Risk Allocation Fund

Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

O.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.950%

Next $250 million	0.925%

Next $500 million	0.900%

Next $1.5 billion	0.875%

Next $2.5 billion	0.850%

Next $2.5 billion	0.825%

Next $2.5 billion	0.800%

Over $10 billion	0.775%

    For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.92%.

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.11% and excluding certain items discussed below) of Series I shares to 0.88% and Series II shares to 1.13% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco V.I. Balanced-Risk Allocation Fund

    Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended June 30, 2023, the Adviser waived advisory fees of $1,506,347.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $60,558 for accounting and fund administrative services and was reimbursed $595,029 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$ –	$15,928,760	$–	$ 15,928,760

Money Market Funds	691,202,429	–	–	691,202,429

Options Purchased	3,171,407	–	–	3,171,407

Total Investments in Securities	694,373,836	15,928,760	–	710,302,596

Other Investments - Assets*

Futures Contracts	3,769,967	–	–	3,769,967

Swap Agreements	–	5,628,325	–	5,628,325

	3,769,967	5,628,325	–	9,398,292

Other Investments - Liabilities*

Futures Contracts	(3,591,778)	–	–	(3,591,778)

Swap Agreements	–	(4,127,321)	–	(4,127,321)

	(3,591,778)	(4,127,321)	–	(7,719,099)

Total Other Investments	178,189	1,501,004	–	1,679,193

Total Investments	$694,552,025	$17,429,764	$–	$711,981,789

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Balanced-Risk Allocation Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$491,912	$2,566,054	$712,001	$3,769,967

Unrealized appreciation on swap agreements – OTC	3,884,967	1,743,358	–	5,628,325

Options purchased, at value – Exchange-Traded(b)	–	3,171,407	–	3,171,407

Total Derivative Assets	4,376,879	7,480,819	712,001	12,569,699

Derivatives not subject to master netting agreements	(491,912)	(5,737,461)	(712,001)	(6,941,374)

Total Derivative Assets subject to master netting agreements	$3,884,967	$1,743,358	$–	$5,628,325

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(66,099)	$(76,128)	$(3,449,551)	$(3,591,778)

Unrealized depreciation on swap agreements – OTC	(1,833,955)	(2,293,366)	–	(4,127,321)

Total Derivative Liabilities	(1,900,054)	(2,369,494)	(3,449,551)	(7,719,099)

Derivatives not subject to master netting agreements	66,099	76,128	3,449,551	3,591,778

Total Derivative Liabilities subject to master netting agreements	$(1,833,955)	$(2,293,366)	$–	$(4,127,321)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount (a)

Fund

BNP Paribas S.A.	$309,142	$(35,923)	$273,219	$–	$–	$273,219

Citibank, N.A.	848,197	(174,469)	673,728	–	(550,000)	123,728

Goldman Sachs International	104,359	(186,289)	(81,930)	–	–	(81,930)

J.P. Morgan Chase Bank, N.A.	461,277	(1,933,568)	(1,472,291)	–	1,472,291	–

Merrill Lynch International	33,710	(362,003)	(328,293)	–	328,293	–

Subtotal – Fund	1,756,685	(2,692,252)	(935,567)	–	1,250,584	315,017

Subsidiary

Barclays Bank PLC	450,510	(534,259)	(83,749)	–	83,749	–

Canadian Imperial Bank of Commerce	479,441	(80,722)	398,719	–	–	398,719

Cargill, Inc.	1,208,005	(449,520)	758,485	–	(270,000)	488,485

Goldman Sachs International	1,522,747	(269,726)	1,253,021	–	(990,000)	263,021

J.P. Morgan Chase Bank, N.A	174,858	(911)	173,947	–	–	173,947

Macquarie Bank Ltd.	13,892	(39,981)	(26,089)	–	26,089	–

Merrill Lynch International	81,161	(202,467)	(121,306)	–	–	(121,306)

Morgan Stanley and Co. International PLC	–	(470,845)	(470,845)	–	280,000	(190,845)

Royal Bank of Canada	1,088,919	(396,250)	692,669	–	(270,000)	422,669

Subtotal – Subsidiary	5,019,533	(2,444,681)	2,574,852	–	(1,140,162)	1,434,690

Total	$6,776,218	$(5,136,933)	$1,639,285	$–	$110,422	$1,749,707

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$ (4,952,886)	$ 6,865,161	$(18,477,957)	$(16,565,682)

Options purchased(a)	-	(3,177,290)	-	(3,177,290)

Swap agreements	(10,146,168)	16,749,502	-	6,603,334

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(3,643,274)	7,025,706	15,633,901	19,016,333

Options purchased(a)	-	(5,432,197)	-	(5,432,197)

Swap agreements	1,015,323	2,913,543	-	3,928,866

Total	$(17,727,005)	$24,944,425	$ (2,844,056)	$4,373,364

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

    The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Index Options Purchased	Swap Agreements

Average notional value	$724,739,791	$138,633,368	$378,910,511

Average contracts	–	1,458	–

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$42,263,015	$52,393,317	$94,656,332

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $4,678,567 and $40,012,723, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 9,398,291

Aggregate unrealized (depreciation) of investments	(2,214,739)

Net unrealized appreciation of investments	$ 7,183,552

    Cost of investments for tax purposes is $704,791,996.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2023(a)		Year ended December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	414,625	$3,453,493	938,009	$9,047,060

Series II	3,443,732	27,978,200	11,381,221	110,829,904

Issued as reinvestment of dividends:
Series I	-	-	631,969	5,169,507

Series II	-	-	11,392,269	91,252,079

Reacquired:
Series I	(343,493)	(2,852,256)	(1,103,489)	(10,357,517)

Series II	(10,342,706)	(83,844,256)	(14,626,721)	(139,413,179)

Net increase (decrease) in share activity	(6,827,842)	$(55,264,819)	8,613,258	$66,527,854

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,020.90	$3.71	$1,021.12	$3.71	0.74%
Series II	1,000.00	1,018.80	4.96	1,019.89	4.96	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Balanced-Risk Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Balanced-Risk Allocation Style Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was

Invesco V.I. Balanced-Risk Allocation Fund

above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco V.I. Balanced-Risk Allocation Fund

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Balanced-Risk Allocation Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Capital Appreciation Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VICAPA-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	24.33%
Series II Shares	24.20
S&P 500 Index▼	16.89
Russell 1000 Growth Index▼	29.02

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23

Series I Shares
Inception (4/3/85)	10.38%
10 Years	12.59
5 Years	12.06
1 Year	19.42

Series II Shares
Inception (9/18/01)	7.69%
10 Years	12.31
5 Years	11.78
1 Year	19.14

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Capital Appreciation Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Capital Appreciation Fund (renamed Invesco V.I. Capital Appreciation Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Capital Appreciation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Capital Appreciation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Capital Appreciation Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.63%
Advertising–0.99%
Trade Desk, Inc. (The), Class A(b)	88,805	$6,857,522

Aerospace & Defense–1.00%
TransDigm Group, Inc.	7,739	6,919,982

Apparel Retail–0.86%
TJX Cos., Inc. (The)	70,626	5,988,379

Application Software–5.11%
HubSpot, Inc.(b)	15,212	8,094,153

Salesforce, Inc.(b)	35,453	7,489,801

Synopsys, Inc.(b)	31,158	13,566,505

Workday, Inc., Class A(b)	27,604	6,235,467

		35,385,926

Asset Management & Custody Banks–0.45%
KKR & Co., Inc., Class A(c)	55,365	3,100,440

Automobile Manufacturers–1.30%
Ferrari N.V. (Italy)(c)	13,791	4,484,971

Tesla, Inc.(b)	17,353	4,542,495

		9,027,466

Automotive Retail–1.04%
O’Reilly Automotive, Inc.(b)	7,530	7,193,409

Biotechnology–1.78%
Regeneron Pharmaceuticals, Inc.(b)	7,517	5,401,265

Vertex Pharmaceuticals, Inc.(b)	19,589	6,893,565

		12,294,830

Broadline Retail–5.48%
Amazon.com, Inc.(b)	290,868	37,917,552

Cargo Ground Transportation–0.69%
Old Dominion Freight Line, Inc.	12,944	4,786,044

Casinos & Gaming–1.25%
Las Vegas Sands Corp.(b)	149,630	8,678,540

Communications Equipment–1.47%
Arista Networks, Inc.(b)	19,435	3,149,636

Motorola Solutions, Inc.	23,965	7,028,455

		10,178,091

Construction & Engineering–1.65%
Quanta Services, Inc.(c)	58,335	11,459,911

Construction Machinery & Heavy Transportation Equipment– 0.52%
Caterpillar, Inc.	14,504	3,568,709

Copper–0.38%
Freeport-McMoRan, Inc.	65,111	2,604,440

Electrical Components & Equipment–0.52%
Eaton Corp. PLC	18,060	3,631,866

	Shares	Value

Financial Exchanges & Data–0.99%
S&P Global, Inc.	17,058	$6,838,382

Health Care Equipment–5.55%
Boston Scientific Corp.(b)	179,723	9,721,217

DexCom, Inc.(b)	64,785	8,325,520

Insulet Corp.(b)	15,355	4,427,461

Intuitive Surgical, Inc.(b)	20,924	7,154,753

Stryker Corp.	28,926	8,825,033

		38,453,984

Health Care Facilities–0.50%
HCA Healthcare, Inc.	11,407	3,461,796

Homebuilding–1.29%
D.R. Horton, Inc.(c)	73,340	8,924,745

Hotels, Resorts & Cruise Lines–1.43%
Booking Holdings, Inc.(b)	1,759	4,749,880

Marriott International, Inc., Class A(c)	27,882	5,121,645

		9,871,525

Industrial Machinery & Supplies & Components–0.55%
Parker-Hannifin Corp.	9,680	3,775,587

Interactive Media & Services–8.37%
Alphabet, Inc., Class C(b)	299,289	36,204,990

Meta Platforms, Inc., Class A(b)	75,897	21,780,921

		57,985,911

Internet Services & Infrastructure–1.68%
MongoDB, Inc.(b)	20,330	8,355,427

Snowflake, Inc., Class A(b)	18,454	3,247,535

		11,602,962

Managed Health Care–1.61%
UnitedHealth Group, Inc.	23,171	11,136,909

Movies & Entertainment–2.32%
Netflix, Inc.(b)	36,518	16,085,814

Oil & Gas Equipment & Services–0.49%
Schlumberger N.V.	68,477	3,363,590

Oil & Gas Exploration & Production–0.23%
Diamondback Energy, Inc.(c)	11,894	1,562,396

Oil & Gas Storage & Transportation–0.46%
Cheniere Energy, Inc.	20,942	3,190,723

Packaged Foods & Meats–1.44%
Hershey Co. (The)	20,682	5,164,295

Lamb Weston Holdings, Inc.	42,050	4,833,648

		9,997,943

Passenger Ground Transportation–1.20%
Uber Technologies, Inc.(b)	192,594	8,314,283

Pharmaceuticals–2.06%
Eli Lilly and Co.	30,399	14,256,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

	Shares	Value

Property & Casualty Insurance–0.35%
Progressive Corp. (The)	18,423	$2,438,653

Real Estate Services–0.51%
CoStar Group, Inc.(b)	39,788	3,541,132

Restaurants–1.91%
Chipotle Mexican Grill, Inc.(b)	3,736	7,991,304

McDonald’s Corp.	17,559	5,239,781

		13,231,085

Semiconductor Materials & Equipment–0.71%
ASML Holding N.V., New York Shares (Netherlands)	6,814	4,938,446

Semiconductors–10.39%
Advanced Micro Devices, Inc.(b)	92,394	10,524,601

First Solar, Inc.(b)	28,029	5,328,033

GLOBALFOUNDRIES, Inc.(b)	45,840	2,960,347

Monolithic Power Systems, Inc.	20,674	11,168,715

NVIDIA Corp.	99,225	41,974,159

		71,955,855

Soft Drinks & Non-alcoholic Beverages–2.07%
Monster Beverage Corp.(b)	158,147	9,083,963

PepsiCo, Inc.	28,294	5,240,615

		14,324,578

Specialty Chemicals–0.29%
Albemarle Corp.(c)	8,945	1,995,540

Systems Software–14.54%
Microsoft Corp.	208,052	70,850,028

Oracle Corp.	86,524	10,304,143

Palo Alto Networks, Inc.(b)(c)	41,362	10,568,405

ServiceNow, Inc.(b)	15,974	8,976,909

		100,699,485

Technology Hardware, Storage & Peripherals–8.21%
Apple, Inc.	292,940	56,821,572

	Shares	Value

Trading Companies & Distributors–0.60%
United Rentals, Inc.	9,337	$4,158,420

Transaction & Payment Processing Services–5.39%
Mastercard, Inc., Class A	56,645	22,278,479

Visa, Inc., Class A(c)	63,288	15,029,634

		37,308,113

Total Common Stocks & Other Equity Interests (Cost $433,100,031)		689,829,059

Money Market Funds–1.46%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	3,536,929	3,536,929

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	2,525,808	2,526,061

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	4,042,204	4,042,204

Total Money Market Funds (Cost $10,105,256)		10,105,194

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.09% (Cost $443,205,287)		699,934,253

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.10%
Invesco Private Government Fund, 5.10%(d)(e)(f)	7,949,996	7,949,996

Invesco Private Prime Fund, 5.23%(d)(e)(f)	20,444,892	20,442,847

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,394,567)		28,392,843

TOTAL INVESTMENTS IN SECURITIES–105.19% (Cost $471,599,854)		728,327,096

OTHER ASSETS LESS LIABILITIES–(5.19)%		(35,921,464)

NET ASSETS–100.00%		$692,405,632

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 4,921,439	$ 31,243,788	$ (32,628,298)	$ -	$ -	$ 3,536,929	$ 64,630
Invesco Liquid Assets Portfolio, Institutional Class	3,515,340	22,316,991	(23,306,230)	(62)	22	2,526,061	46,503
Invesco Treasury Portfolio, Institutional Class	5,624,502	35,707,187	(37,289,485)	-	-	4,042,204	73,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,801,216	$181,260,079	$(187,111,299)	$ -	$ -	$ 7,949,996	$ 279,735*
Invesco Private Prime Fund	35,488,840	351,389,746	(366,415,104)	(3,209)	(17,426)	20,442,847	775,909*
Total	$63,351,337	$621,917,791	$(646,750,416)	$(3,271)	$(17,404)	$38,498,037	$1,240,536

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Information Technology	42.11%

Consumer Discretionary	14.56

Communication Services	11.69

Health Care	11.50

Financials	7.18

Industrials	6.73

Consumer Staples	3.51

Other Sectors, Each Less than 2% of Net Assets	2.35

Money Market Funds Plus Other Assets Less Liabilities	0.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $433,100,031)*	$689,829,059

Investments in affiliated money market funds, at value (Cost $38,499,823)	38,498,037

Cash	2,017,480

Foreign currencies, at value (Cost $162)	130

Receivable for:
Fund shares sold	1,479

Dividends	147,149

Investment for trustee deferred compensation and retirement plans	113,931

Other assets	478

Total assets	730,607,743

Liabilities:
Payable for:
Investments purchased	3,425,828

Fund shares reacquired	5,959,523

Collateral upon return of securities loaned	28,394,567

Accrued fees to affiliates	294,253

Accrued other operating expenses	14,009

Trustee deferred compensation and retirement plans	113,931

Total liabilities	38,202,111

Net assets applicable to shares outstanding	$692,405,632

Net assets consist of:
Shares of beneficial interest	$467,213,408

Distributable earnings	225,192,224

$692,405,632

Net Assets:
Series I	$523,223,993

Series II	$169,181,639

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	12,102,884

Series II	4,120,849

Series I:
Net asset value per share	$43.23

Series II:
Net asset value per share	$41.06

*	At June 30, 2023, securities with an aggregate value of $28,192,944 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $6,862)	$1,852,639

Dividends from affiliated money market funds (includes net securities lending income of $55,355)	240,247

Total investment income	2,092,886

Expenses:
Advisory fees	2,154,905

Administrative services fees	492,139

Custodian fees	2,638

Distribution fees - Series II	173,526

Transfer agent fees	14,636

Trustees’ and officers’ fees and benefits	8,301

Reports to shareholders	4,265

Professional services fees	26,260

Other	4,905

Total expenses	2,881,575

Less: Fees waived	(261,669)

Net expenses	2,619,906

Net investment income (loss)	(527,020)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,299,038)

Affiliated investment securities	(17,404)

Foreign currencies	25

(7,316,417)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	145,359,389

Affiliated investment securities	(3,271)

Foreign currencies	(1,060)

145,355,058

Net realized and unrealized gain	138,038,641

Net increase in net assets resulting from operations	$137,511,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income (loss)	$(527,020)	$(164,649)

Net realized gain (loss)	(7,316,417)	(21,263,420)

Change in net unrealized appreciation (depreciation)	145,355,058	(246,260,353)

Net increase (decrease) in net assets resulting from operations	137,511,621	(267,688,422)

Distributions to shareholders from distributable earnings:
Series I	–	(179,766,695)

Series II	–	(49,922,936)

Total distributions from distributable earnings	–	(229,689,631)

Share transactions–net:
Series I	(26,512,485)	144,085,970

Series II	17,797,221	4,102,175

Net increase (decrease) in net assets resulting from share transactions	(8,715,264)	148,188,145

Net increase (decrease) in net assets	128,796,357	(349,189,908)

Net assets:
Beginning of period	563,609,275	912,799,183

End of period	$692,405,632	$563,609,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/23	$34.77	$(0.02)	$8.48	$8.46	$–	$–	$–	$43.23	24.33%	$523,224	0.80	%(e)	0.88	%(e)	(0.12	)%(e)	51%
Year ended 12/31/22	81.86	0.02	(24.48)	(24.46)	–	(22.63)	(22.63)	34.77	(30.78)	443,996	0.80		0.88		0.03		73
Year ended 12/31/21	70.34	(0.26)	16.12	15.86	–	(4.34)	(4.34)	81.86	22.57	686,517	0.80		0.84		(0.34)		91
Year ended 12/31/20	59.77	(0.08)	21.00	20.92	–	(10.35)	(10.35)	70.34	36.59	626,304	0.80		0.88		(0.12)		37
Year ended 12/31/19	48.50	0.06	16.80	16.86	(0.04)	(5.55)	(5.59)	59.77	36.20	538,247	0.80		0.88		0.10		73
Year ended 12/31/18	55.70	0.09	(2.71)	(2.62)	(0.19)	(4.39)	(4.58)	48.50	(5.73)	460,708	0.80		0.85		0.16		27
Series II
Six months ended 06/30/23	33.06	(0.07)	8.07	8.00	–	–	–	41.06	24.20	169,182	1.05	(e)	1.13	(e)	(0.37	)(e)	51
Year ended 12/31/22	79.58	(0.12)	(23.77)	(23.89)	–	(22.63)	(22.63)	33.06	(30.96)	119,613	1.05		1.13		(0.22)		73
Year ended 12/31/21	68.64	(0.45)	15.73	15.28	–	(4.34)	(4.34)	79.58	22.28	226,282	1.05		1.09		(0.59)		91
Year ended 12/31/20	58.67	(0.23)	20.55	20.32	–	(10.35)	(10.35)	68.64	36.24	215,610	1.05		1.13		(0.37)		37
Year ended 12/31/19	47.78	(0.08)	16.52	16.44	–	(5.55)	(5.55)	58.67	35.84	200,741	1.05		1.13		(0.15)		73
Year ended 12/31/18	54.89	(0.05)	(2.67)	(2.72)	–	(4.39)	(4.39)	47.78	(5.96)	141,790	1.05		1.10		(0.09)		27

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Capital Appreciation Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

The Fund is non-diversified and will invest in securities of fewer issues than if it were diversified.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the rate applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The estimate state tax rate is based on a periodic analysis of the Fund’s holdings. Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred taxes reflect estimates of (i) taxes on net unrealized gains (losses), which are attributable to the difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (iii) the net tax benefit of accumulated net operating losses, capital loss carryforwards and other tax attributes.

The Fund’s deferred tax asset (“DTA”) and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A DTA will be recognized for temporary book/tax differences, net of unrealized losses, and carryforwards (net operating losses, capital loss carryforward, or tax credits). To the extent the Fund has a DTA, the Fund will assess whether a valuation allowance is required to offset the value of a portion, or all, of the DTA. Prior year capital gains (carrybacks), unrealized net gains, future reversals of existing taxable timing differences, forecast of future profitability (based on historical evidence), potential tax planning strategies, unsettled circumstances, and other evidence will be used in determining the valuation allowance. The valuation allowance is reviewed periodically and the Fund may modify its estimates or assumptions regarding the net deferred tax asset or liability balances and any applicable valuation allowance. The Fund recognizes interest and penalties associated with underpayment of federal and state income taxes, if any, in tax expense. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt

Invesco V.I. Capital Appreciation Fund

securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $5,804 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Upto $200 million	0.750%

Next $ 200 million	0.720%

Next $ 200 million	0.690%

Next $ 200 million	0.660%

Next $ 200 million	0.600%

Over $1 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services

Invesco V.I. Capital Appreciation Fund

to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $261,669.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $43,964 for accounting and fund administrative services and was reimbursed $448,175 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $9,267 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$689,829,059	$–	$–	$689,829,059

Money Market Funds	10,105,194	28,392,843	–	38,498,037

Total Investments	$699,934,253	$28,392,843	$–	$728,327,096

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Capital Appreciation Fund

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$21,222,257	$–	$21,222,257

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $318,048,013 and $312,371,652, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$256,390,715

Aggregate unrealized (depreciation) of investments	(2,033,707)

Net unrealized appreciation of investments	$254,357,008

Cost of investments for tax purposes is $473,970,088.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	258,190	$9,241,597	331,753	$19,748,578

Series II	820,932	29,493,597	162,700	8,595,382

Issued as reinvestment of dividends:
Series I	-	-	5,000,464	179,766,695

Series II	-	-	1,459,734	49,922,936

Reacquired:
Series I	(924,509)	(35,754,082)	(948,989)	(55,429,303)

Series II	(318,054)	(11,696,376)	(847,998)	(54,416,143)

Net increase (decrease) in share activity	(163,441)	$(8,715,264)	5,157,664	$148,188,145

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,243.30	$4.45	$1,020.83	$4.01	0.80%
Series II	1,000.00	1,242.00	5.84	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Capital Appreciation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Capital Appreciation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

Invesco V.I. Capital Appreciation Fund

performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that the Fund’s investment process and portfolio management team underwent changes in December 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s total expense ratio relative to peer funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated

Invesco V.I. Capital Appreciation Fund

securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Capital Appreciation Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Comstock Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VICOM-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	4.03%
Series II Shares	3.90
S&P 500 Index▼ (Broad Market Index)	16.89
Russell 1000 Value Index▼ (Style-Specific Index)	5.12
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	5.69

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (4/30/99)	7.62%
10 Years	9.67
5 Years	8.87
1 Year	13.64

Series II Shares
Inception (9/18/00)	7.61%
10 Years	9.40
5 Years	8.60
1 Year	13.34

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Comstock Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Comstock Fund (renamed Invesco V.I. Comstock Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Comstock Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Comstock Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Comstock Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.72%
Aerospace & Defense–0.91%
Textron, Inc.	187,173	$12,658,510

Air Freight & Logistics–2.36%
FedEx Corp.	131,516	32,602,816

Apparel Retail–0.12%
Ross Stores, Inc.	15,117	1,695,069

Apparel, Accessories & Luxury Goods–0.89%
Ralph Lauren Corp.(b)	100,161	12,349,851

Asset Management & Custody Banks–1.76%
State Street Corp.	332,373	24,323,056

Automobile Manufacturers–1.65%
General Motors Co.	591,587	22,811,595

Biotechnology–0.12%
AbbVie, Inc.	12,537	1,689,110

Broadline Retail–0.68%
eBay, Inc.	211,864	9,468,202

Building Products–2.12%
Johnson Controls International PLC	431,307	29,389,259

Cable & Satellite–1.36%
Comcast Corp., Class A	452,312	18,793,564

Casinos & Gaming–1.28%
Las Vegas Sands Corp.(c)	304,500	17,661,000

Communications Equipment–3.40%
Cisco Systems, Inc.	594,187	30,743,235

F5, Inc.(c)	111,918	16,369,127

		47,112,362

Construction Machinery & Heavy Transportation Equipment– 3.52%
Caterpillar, Inc.	106,560	26,219,088

Wabtec Corp.	205,479	22,534,882

		48,753,970

Diversified Banks–8.26%
Bank of America Corp.	1,069,592	30,686,595

Citigroup, Inc.	362,104	16,671,268

Fifth Third Bancorp	549,613	14,405,357

JPMorgan Chase & Co.	128,105	18,631,591

Wells Fargo & Co.	795,243	33,940,971

		114,335,782

Electrical Components & Equipment–3.55%
Eaton Corp. PLC	135,341	27,217,075

Emerson Electric Co.	243,212	21,983,933

		49,201,008

Fertilizers & Agricultural Chemicals–1.20%
CF Industries Holdings, Inc.	238,706	16,570,971

	Shares	Value

Food Distributors–1.01%
Sysco Corp.	187,766	$13,932,237

Health Care Distributors–2.10%
Henry Schein, Inc.(c)	202,583	16,429,481

McKesson Corp.	29,449	12,583,852

		29,013,333

Health Care Equipment–2.94%
Baxter International, Inc.	166,769	7,597,996

Becton, Dickinson and Co.	65,348	17,252,525

Medtronic PLC	180,335	15,887,514

		40,738,035

Health Care Facilities–1.15%
Universal Health Services, Inc., Class B	100,678	15,883,968

Health Care Services–1.62%
CVS Health Corp.	324,805	22,453,770

Health Care Supplies–0.49%
DENTSPLY SIRONA, Inc.(b)	169,984	6,802,760

Hotels, Resorts & Cruise Lines–0.57%
Booking Holdings, Inc.(c)	2,901	7,833,657

Household Products–1.38%
Kimberly-Clark Corp.	138,697	19,148,508

Industrial Conglomerates–1.49%
General Electric Co.	187,759	20,625,326

Integrated Oil & Gas–5.03%
Chevron Corp.	206,721	32,527,549

Exxon Mobil Corp.	128,898	13,824,311

Suncor Energy, Inc. (Canada)	795,573	23,326,200

		69,678,060

Interactive Media & Services–4.50%
Alphabet, Inc., Class A(c)	176,275	21,100,118

Meta Platforms, Inc., Class A(c)	143,591	41,207,745

		62,307,863

Investment Banking & Brokerage–1.79%
Goldman Sachs Group, Inc. (The)	53,691	17,317,495

Morgan Stanley	87,125	7,440,475

		24,757,970

IT Consulting & Other Services–2.78%
Cognizant Technology Solutions Corp., Class A	325,108	21,223,050

DXC Technology Co.(c)	645,560	17,249,363

		38,472,413

Life & Health Insurance–0.84%
MetLife, Inc.	206,763	11,688,312

Managed Health Care–2.95%
Elevance Health, Inc.	66,043	29,342,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

	Shares	Value

Managed Health Care–(continued)
Humana, Inc.	25,548	$11,423,277

		40,765,522

Movies & Entertainment–0.76%
Walt Disney Co. (The)(c)	46,195	4,124,290

Warner Bros Discovery, Inc.(c)	507,499	6,364,037

		10,488,327

Multi-line Insurance–2.25%
American International Group, Inc.	540,436	31,096,687

Multi-Utilities–1.37%
Dominion Energy, Inc.	365,215	18,914,485

Oil & Gas Exploration & Production–4.52%
ConocoPhillips	186,874	19,362,015

Devon Energy Corp.	105,564	5,102,964

Hess Corp.	98,307	13,364,836

Marathon Oil Corp.	585,384	13,475,540

Pioneer Natural Resources Co.	54,601	11,312,235

		62,617,590

Oil & Gas Storage & Transportation–0.35%
Cheniere Energy, Inc.	31,746	4,836,821

Packaged Foods & Meats–1.46%
Kraft Heinz Co. (The)	436,502	15,495,821

Tyson Foods, Inc., Class A	93,100	4,751,824

		20,247,645

Paper & Plastic Packaging Products & Materials–1.28%
International Paper Co.	556,500	17,702,265

Personal Care Products–0.89%
Haleon PLC	2,991,298	12,310,144

Pharmaceuticals–6.21%
Bristol-Myers Squibb Co.	218,663	13,983,499

Johnson & Johnson	133,064	22,024,753

Merck & Co., Inc.	214,570	24,759,232

Sanofi, ADR	467,964	25,223,260

		85,990,744

Property & Casualty Insurance–0.77%
Allstate Corp. (The)	98,286	10,717,105

Regional Banks–2.72%
Citizens Financial Group, Inc.	436,963	11,395,995

Huntington Bancshares, Inc.	1,300,264	14,016,846

M&T Bank Corp.	98,563	12,198,157

		37,610,998

Investment Abbreviations:

ADR – American Depositary Receipt

	Shares	Value

Semiconductors–4.54%
Intel Corp.	471,760	$15,775,654

NXP Semiconductors N.V. (China)	132,902	27,202,381

QUALCOMM, Inc.	166,362	19,803,733

		62,781,768

Soft Drinks & Non-alcoholic Beverages–1.58%
Coca-Cola Co. (The)	141,460	8,518,721

Keurig Dr Pepper, Inc.(b)	426,458	13,335,342

		21,854,063

Systems Software–2.37%
Microsoft Corp.	96,113	32,730,321

Tobacco–2.61%
Philip Morris International, Inc. (Switzerland)	370,517	36,169,870

Wireless Telecommunication Services–1.22%
T-Mobile US, Inc.(c)	121,524	16,879,684

Total Common Stocks & Other Equity Interests (Cost $966,303,145)		1,366,466,376

Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	6,636,615	6,636,615

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	5,031,822	5,032,325

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	7,584,703	7,584,703

Total Money Market Funds (Cost $19,252,050)		19,253,643

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $985,555,195)		1,385,720,019

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.06%
Invesco Private Government Fund, 5.10%(d)(e)(f)	7,993,246	7,993,246

Invesco Private Prime Fund, 5.23%(d)(e)(f)	20,556,117	20,554,060

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,547,307)		28,547,306

TOTAL INVESTMENTS IN SECURITIES–102.17% (Cost $1,014,102,502)		1,414,267,325

OTHER ASSETS LESS LIABILITIES–(2.17)%		(30,036,383)

NET ASSETS–100.00%		$1,384,230,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,120,893	$38,184,043	$(49,668,321)	$-	$-	$6,636,615	$ 335,155
Invesco Liquid Assets Portfolio, Institutional Class	13,236,127	27,274,317	(35,477,372)	(2,718)	1,971	5,032,325	199,904
Invesco Treasury Portfolio, Institutional Class	20,709,592	43,638,907	(56,763,796)	-	-	7,584,703	304,892
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,917,689	136,879,552	(146,803,995)	-	-	7,993,246	202,009*
Invesco Private Prime Fund	46,074,057	323,583,223	(349,091,809)	(2,981)	(8,430)	20,554,060	550,922*
Total	$116,058,358	$569,560,042	$(637,805,293)	$(5,699)	$(6,459)	$47,800,949	$1,592,882

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk

07/07/2023	Canadian Imperial Bank of Commerce	USD	6,048,199	GBP	4,798,790	$46,330

07/07/2023	Deutsche Bank AG	USD	297,436	CAD	395,665	1,244

07/07/2023	Deutsche Bank AG	USD	12,304,163	EUR	11,310,549	39,078

07/07/2023	Goldman Sachs International	USD	309,503	EUR	287,605	4,361

07/07/2023	Royal Bank of Canada	CAD	336,776	USD	255,465	1,239

07/07/2023	Royal Bank of Canada	USD	11,455,726	CAD	15,204,245	21,679

07/07/2023	Royal Bank of Canada	USD	1,220,514	EUR	1,130,095	12,763

07/07/2023	Royal Bank of Canada	USD	174,994	GBP	139,843	2,609

Subtotal–Appreciation						129,303

Currency Risk

07/07/2023	Barclays Bank PLC	USD	291,657	CAD	383,333	(2,286)

07/07/2023	Canadian Imperial Bank of Commerce	GBP	4,893,763	USD	6,076,703	(138,445)

07/31/2023	Canadian Imperial Bank of Commerce	GBP	4,798,790	USD	6,049,313	(46,275)

07/07/2023	Deutsche Bank AG	EUR	196,920	USD	210,775	(4,125)

07/07/2023	Deutsche Bank AG	USD	362,853	CAD	477,442	(2,441)

07/31/2023	Deutsche Bank AG	EUR	11,556,631	USD	12,586,642	(39,983)

07/07/2023	Goldman Sachs International	CAD	15,617,807	USD	11,651,036	(138,558)

07/07/2023	Goldman Sachs International	USD	341,297	EUR	311,895	(925)

07/07/2023	Royal Bank of Canada	CAD	506,103	USD	379,218	(2,830)

07/07/2023	Royal Bank of Canada	EUR	12,843,224	USD	13,754,476	(261,378)

07/07/2023	Royal Bank of Canada	GBP	44,869	USD	55,701	(1,283)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

07/31/2023	Royal Bank of Canada	CAD	15,204,245	USD	11,459,378	$(22,009)

Subtotal–Depreciation						(660,538)

Total Forward Foreign Currency Contracts						$(531,235)

Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound Sterling

USD - U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Financials	18.39%

Health Care	17.58

Industrials	13.96

Information Technology	13.08

Energy	9.91

Consumer Staples	8.93

Communication Services	7.84

Consumer Discretionary	5.19

Materials	2.47

Utilities	1.37

Money Market Funds Plus Other Assets Less Liabilities	1.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $966,303,145)*	$1,366,466,376

Investments in affiliated money market funds, at value (Cost $47,799,357)	47,800,949

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	129,303

Cash	1,115,134

Foreign currencies, at value (Cost $568)	569

Receivable for:
Investments sold	3,134,530

Fund shares sold	1,419,181

Dividends	2,637,737

Investment for trustee deferred compensation and retirement plans	147,779

Other assets	947

Total assets	1,422,852,505

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	660,538

Payable for:
Investments purchased	7,541,785

Fund shares reacquired	853,446

Collateral upon return of securities loaned	28,547,307

Accrued fees to affiliates	838,743

Accrued other operating expenses	18,315

Trustee deferred compensation and retirement plans	161,429

Total liabilities	38,621,563

Net assets applicable to shares outstanding	$1,384,230,942

Net assets consist of:
Shares of beneficial interest	$763,589,268

Distributable earnings	620,641,674

$1,384,230,942

Net Assets:
Series I	$203,551,909

Series II	$1,180,679,033

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,619,870

Series II	56,115,661

Series I:
Net asset value per share	$21.16

Series II:
Net asset value per share	$21.04

*	At June 30, 2023, securities with an aggregate value of $28,224,177 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $349,190)	$17,336,314

Dividends from affiliated money market funds (includes net securities lending income of $39,282)	879,233

Total investment income	18,215,547

Expenses:
Advisory fees	3,886,605

Administrative services fees	1,133,803

Custodian fees	9,332

Distribution fees - Series II	1,456,410

Transfer agent fees	35,199

Trustees’ and officers’ fees and benefits	11,622

Reports to shareholders	2,032

Professional services fees	30,045

Other	8,630

Total expenses	6,573,678

Less: Fees waived	(21,683)

Net expenses	6,551,995

Net investment income	11,663,552

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	53,467,185

Affiliated investment securities	(6,459)

Foreign currencies	(23,116)

Forward foreign currency contracts	(166,101)

53,271,509

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(12,963,387)

Affiliated investment securities	(5,699)

Foreign currencies	(664)

Forward foreign currency contracts	(385,517)

(13,355,267)

Net realized and unrealized gain	39,916,242

Net increase in net assets resulting from operations	$51,579,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$11,663,552	$21,913,003

Net realized gain	53,271,509	156,774,564

Change in net unrealized appreciation (depreciation)	(13,355,267)	(171,054,427)

Net increase in net assets resulting from operations	51,579,794	7,633,140

Distributions to shareholders from distributable earnings:
Series I	–	(9,830,221)

Series II	–	(53,625,437)

Total distributions from distributable earnings	–	(63,455,658)

Share transactions–net:
Series I	(11,991,774)	2,908,463

Series II	(48,192,308)	(90,232,879)

Net increase (decrease) in net assets resulting from share transactions	(60,184,082)	(87,324,416)

Net increase (decrease) in net assets	(8,604,288)	(143,146,934)

Net assets:
Beginning of period	1,392,835,230	1,535,982,164

End of period	$1,384,230,942	$1,392,835,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/23	$20.34	$0.20	$ 0.62	$ 0.82	$ –	$ –	$ –	$21.16	4.03%	$ 203,552	0.75%(d)	0.75%(d)	1.91%(d)	11%
Year ended 12/31/22	21.14	0.36	(0.16)	0.20	(0.34)	(0.66)	(1.00)	20.34	1.12	207,442	0.75	0.75	1.72	21
Year ended 12/31/21	16.13	0.30	5.07	5.37	(0.36)	–	(0.36)	21.14	33.36	212,550	0.74	0.74	1.53	16
Year ended 12/31/20	17.16	0.32	(0.59)	(0.27)	(0.36)	(0.40)	(0.76)	16.13	(0.85)	181,594	0.75	0.75	2.24	38
Year ended 12/31/19	16.12	0.37	3.45	3.82	(0.37)	(2.41)	(2.78)	17.16	25.30	199,521	0.74	0.74	2.09	21
Year ended 12/31/18	20.62	0.33	(2.41)	(2.08)	(0.36)	(2.06)	(2.42)	16.12	(12.16)	214,084	0.75	0.75	1.63	19
Series II
Six months ended 06/30/23	20.25	0.17	0.62	0.79	–	–	–	21.04	3.90	1,180,679	1.00(d)	1.00(d)	1.66(d)	11
Year ended 12/31/22	21.05	0.31	(0.16)	0.15	(0.29)	(0.66)	(0.95)	20.25	0.85	1,185,393	1.00	1.00	1.47	21
Year ended 12/31/21	16.07	0.25	5.05	5.30	(0.32)	–	(0.32)	21.05	33.04	1,323,433	0.99	0.99	1.28	16
Year ended 12/31/20	17.09	0.28	(0.58)	(0.30)	(0.32)	(0.40)	(0.72)	16.07	(1.09)	1,144,913	1.00	1.00	1.99	38
Year ended 12/31/19	16.06	0.32	3.44	3.76	(0.32)	(2.41)	(2.73)	17.09	24.94	1,240,109	0.99	0.99	1.84	21
Year ended 12/31/18	20.54	0.28	(2.40)	(2.12)	(0.30)	(2.06)	(2.36)	16.06	(12.37)	1,098,666	1.00	1.00	1.38	19

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Comstock Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $2,428 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

Invesco V.I. Comstock Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.600%
Next $500 million	0.550%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $21,683.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $108,107 for accounting and fund administrative services and was reimbursed $1,025,696 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $17,513 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Comstock Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,354,156,232	$12,310,144	$–	$1,366,466,376

Money Market Funds	19,253,643	28,547,306	–	47,800,949

Total Investments in Securities	1,373,409,875	40,857,450	–	1,414,267,325

Other Investments - Assets*

Forward Foreign Currency Contracts	–	129,303	–	129,303

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(660,538)	–	(660,538)

Total Other Investments	–	(531,235)	–	(531,235)

Total Investments	$1,373,409,875	$40,326,215	$–	$1,413,736,090

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$129,303

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$129,303

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(660,538)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(660,538)

Invesco V.I. Comstock Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Barclays Bank PLC	$ –	$ (2,286)	$(2,286)	$–	$–	$(2,286)

Canadian Imperial Bank of Commerce	46,330	(184,720)	(138,390)	–	–	(138,390)

Deutsche Bank AG	40,322	(46,549)	(6,227)	–	–	(6,227)

Goldman Sachs International	4,361	(139,483)	(135,122)	–	–	(135,122)

Royal Bank of Canada	38,290	(287,500)	(249,210)	–	–	(249,210)

Total	$129,303	$ (660,538)	$(531,235)	$–	$–	$(531,235)

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(166,101)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(385,517)

Total	$(551,618)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$49,059,071

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

Invesco V.I. Comstock Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $145,826,654 and $184,638,722, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$415,296,425

Aggregate unrealized (depreciation) of investments	(31,068,823)

Net unrealized appreciation of investments	$384,227,602

Cost of investments for tax purposes is $1,029,508,488.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	505,698	$10,479,458	2,131,144	$44,854,213

Series II	3,023,462	62,035,268	6,183,886	129,543,546

Issued as reinvestment of dividends:
Series I	-	-	500,266	9,830,221

Series II	-	-	2,738,786	53,625,437

Reacquired:
Series I	(1,085,425)	(22,471,232)	(2,484,000)	(51,775,971)

Series II	(5,449,618)	(110,227,576)	(13,253,029)	(273,401,862)

Net increase (decrease) in share activity	(3,005,883)	$(60,184,082)	(4,182,947)	$(87,324,416)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/23)	(06/30/23)[1]	Period[2]	(06/30/23)	Period[2]	Ratio
Series I	$1,000.00	$1,040.30	$3.79	$1,021.08	$3.76	0.75%
Series II	1,000.00	1,039.00	5.06	1,019.84	5.01	1.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was

Invesco V.I. Comstock Fund

above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board considered information from Invesco Advisers regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule and the Fund’s total expense ratio relative to peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco

Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount

Invesco V.I. Comstock Fund

equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Comstock Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Conservative Balanced Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at
invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VICBAL-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	7.97%
Series II Shares	7.82
Russell 3000 Index▼	16.17
Bloomberg U.S. Aggregate Bond Index▼	2.09
Custom Invesco V.I. Conservative Balanced Index∎	7.00

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.
The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Custom Invesco V.I. Conservative Balanced Index is composed of 65% Bloomberg U.S. Aggregate Bond Index and 35% Russell 3000® Index.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (2/9/87)	6.67%
10 Years	5.49
5 Years	5.09
1 Year	6.90
Series II Shares
Inception (5/1/02)	3.91%
10 Years	5.21
5 Years	4.83
1 Year	6.58

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Conservative Balanced Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Conservative Balanced Fund (renamed Invesco V.I. Conservative Balanced Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Conservative Balanced Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Conservative Balanced Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Conservative Balanced Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–39.65%
Advertising–0.22%
Interpublic Group of Cos., Inc. (The)	10,142	$391,278

Aerospace & Defense–0.86%
Boeing Co. (The)(b)(c)	3,574	754,686

Howmet Aerospace, Inc.	15,298	758,169

		1,512,855

Agricultural & Farm Machinery–0.33%
Deere & Co.	1,430	579,422

Air Freight & Logistics–0.48%
United Parcel Service, Inc., Class B	4,756	852,513

Application Software–0.48%
Manhattan Associates, Inc.(b)	1,972	394,163

Synopsys, Inc.(b)	1,040	452,827

		846,990

Automobile Manufacturers–0.27%
Tesla, Inc.(b)	1,809	473,542

Automotive Parts & Equipment–0.24%
Aptiv PLC(b)	4,159	424,592

Automotive Retail–0.43%
AutoZone, Inc.(b)	305	760,475

Biotechnology–0.50%
Gilead Sciences, Inc.	11,357	875,284

Broadline Retail–2.01%
Amazon.com, Inc.(b)	27,254	3,552,831

Casinos & Gaming–0.21%
Boyd Gaming Corp.	5,370	372,517

Communications Equipment–0.50%
Motorola Solutions, Inc.	3,025	887,172

Construction Materials–0.56%
Vulcan Materials Co.	4,430	998,699

Consumer Finance–0.37%
Capital One Financial Corp.	5,945	650,205

Distillers & Vintners–0.58%
Constellation Brands, Inc., Class A	4,147	1,020,701

Distributors–0.33%
LKQ Corp.	10,011	583,341

Diversified Banks–1.15%
JPMorgan Chase & Co.	14,006	2,037,033

Diversified Financial Services–0.32%
Equitable Holdings, Inc.	20,648	560,800

Electric Utilities–0.25%
American Electric Power Co., Inc.	5,313	447,355

	Shares	Value

Electrical Components & Equipment–0.79%
Generac Holdings, Inc.(b)(c)	2,785	$415,327

Hubbell, Inc.	1,663	551,384

Rockwell Automation, Inc.	1,317	433,886

		1,400,597

Electronic Equipment & Instruments–0.31%
Keysight Technologies, Inc.(b)	3,286	550,241

Environmental & Facilities Services–0.20%
Casella Waste Systems, Inc., Class A(b)	3,847	347,961

Fertilizers & Agricultural Chemicals–0.21%
Mosaic Co. (The)	10,526	368,410

Financial Exchanges & Data–0.48%
Intercontinental Exchange, Inc.	7,481	845,951

Gas Utilities–0.25%
ONE Gas, Inc.	5,663	434,975

Health Care Equipment–1.39%
Baxter International, Inc.	9,339	425,485

Boston Scientific Corp.(b)	15,138	818,814

DexCom, Inc.(b)	3,334	428,452

Zimmer Biomet Holdings, Inc.	5,436	791,482

		2,464,233

Health Care Facilities–0.56%
HCA Healthcare, Inc.	1,757	533,214

Tenet Healthcare Corp.(b)	5,651	459,879

		993,093

Homebuilding–0.24%
D.R. Horton, Inc.	3,494	425,185

Hotels, Resorts & Cruise Lines–0.47%
Airbnb, Inc., Class A(b)	3,296	422,415

Wyndham Hotels & Resorts, Inc.	5,899	404,495

		826,910

Household Products–0.75%
Procter & Gamble Co. (The)	8,714	1,322,262

Industrial Conglomerates–0.32%
Honeywell International, Inc.	2,719	564,192

Industrial Machinery & Supplies & Components–0.24%
Lincoln Electric Holdings, Inc.(c)	2,132	423,479

Insurance Brokers–0.46%
Arthur J. Gallagher & Co.	3,683	808,676

Integrated Oil & Gas–0.94%
Chevron Corp.	10,556	1,660,986

Integrated Telecommunication Services–0.81%
Deutsche Telekom AG (Germany)	32,795	714,859

Verizon Communications, Inc.	19,271	716,689

		1,431,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Shares	Value

Interactive Home Entertainment–0.21%
Electronic Arts, Inc.	2,899	$376,000

Interactive Media & Services–2.84%
Alphabet, Inc., Class A(b)	24,497	2,932,291

Meta Platforms, Inc., Class A(b)	7,288	2,091,510

		5,023,801

Internet Services & Infrastructure–0.37%
Snowflake, Inc., Class A(b)	3,766	662,741

Investment Banking & Brokerage–0.85%
Charles Schwab Corp. (The)	12,825	726,921

Raymond James Financial, Inc.	7,427	770,700

		1,497,621

IT Consulting & Other Services–0.44%
Amdocs Ltd.	7,907	781,607

Managed Health Care–0.98%
Molina Healthcare, Inc.(b)	1,134	341,606

UnitedHealth Group, Inc.	2,895	1,391,453

		1,733,059

Metal, Glass & Plastic Containers–0.31%
Silgan Holdings, Inc.	11,700	548,613

Multi-line Insurance–0.43%
Hartford Financial Services Group, Inc. (The)	10,592	762,836

Multi-Utilities–0.45%
WEC Energy Group, Inc.	9,066	799,984

Oil & Gas Exploration & Production–0.63%
APA Corp.	9,900	338,283

Chesapeake Energy Corp.(c)	4,585	383,673

Marathon Oil Corp.	17,265	397,440

		1,119,396

Other Specialty Retail–0.14%
Bath & Body Works, Inc.	6,619	248,212

Personal Care Products–0.19%
BellRing Brands, Inc.(b)	9,335	341,661

Pharmaceuticals–2.04%
AstraZeneca PLC, ADR (United Kingdom)	12,114	866,999

Eli Lilly and Co.	3,044	1,427,575

Merck & Co., Inc.	11,394	1,314,754

		3,609,328

Rail Transportation–0.29%
Canadian Pacific Kansas City Ltd. (Canada)(c)	6,348	512,728

Regional Banks–0.22%
M&T Bank Corp.	3,139	388,483

Restaurants–0.32%
Starbucks Corp.	5,747	569,298

Self-Storage REITs–0.75%
Prologis, Inc.	10,801	1,324,527

Semiconductor Materials & Equipment–0.56%
Applied Materials, Inc.	6,797	982,438

	Shares	Value

Semiconductors–1.94%
Advanced Micro Devices, Inc.(b)	7,605	$866,286

NVIDIA Corp.	6,067	2,566,462

		3,432,748

Soft Drinks & Non-alcoholic Beverages–0.86%
Coca-Cola Consolidated, Inc.	792	503,728

PepsiCo, Inc.	5,453	1,010,004

		1,513,732

Systems Software–3.20%
Microsoft Corp.	16,606	5,655,007

Technology Hardware, Storage & Peripherals–2.30%
Apple, Inc.	20,975	4,068,521

Transaction & Payment Processing Services–0.82%
Mastercard, Inc., Class A	3,709	1,458,750

Total Common Stocks & Other Equity Interests (Cost $47,072,538)		70,107,395

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–24.30%
Advertising–0.01%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$6,000	5,905

WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	7,000	6,789

		12,694

Aerospace & Defense–0.38%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	5,000	4,798

Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	52,000	50,035

Lockheed Martin Corp.,
4.95%, 10/15/2025	25,000	24,958

5.10%, 11/15/2027	24,000	24,424

4.45%, 05/15/2028	62,000	61,165

4.75%, 02/15/2034	111,000	110,797

5.70%, 11/15/2054	15,000	16,667

5.20%, 02/15/2055	143,000	147,696

5.90%, 11/15/2063	15,000	17,091

Northrop Grumman Corp., 4.95%, 03/15/2053	36,000	35,106

Raytheon Technologies Corp.,
5.00%, 02/27/2026	30,000	29,975

5.15%, 02/27/2033	150,000	152,116

		674,828

Agricultural & Farm Machinery–0.18%
CNH Industrial Capital LLC, 5.45%, 10/14/2025	42,000	41,736

John Deere Capital Corp.,
4.55%, 10/11/2024	41,000	40,618

4.70%, 06/10/2030	237,000	235,602

		317,956

Agricultural Products & Services–0.13%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	58,000	56,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Agricultural Products & Services–(continued)
Cargill, Inc.,
4.88%, 10/10/2025(d)	$35,000	$34,669

4.50%, 06/24/2026(d)	91,000	89,791

4.75%, 04/24/2033(d)	57,000	56,216

		237,303

Air Freight & Logistics–0.19%
United Parcel Service, Inc.,
4.88%, 03/03/2033	107,000	108,178

5.05%, 03/03/2053	227,000	231,092

		339,270

Apparel Retail–0.00%
Ross Stores, Inc., 3.38%, 09/15/2024	5,000	4,860

Application Software–0.01%
Workday, Inc., 3.70%, 04/01/2029	13,000	12,063

Asset Management & Custody Banks–0.58%
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	6,000	5,752

5.15%, 05/15/2033	183,000	181,830

Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(e)	28,000	27,415

4.54%, 02/01/2029(e)	81,000	78,900

5.83%, 10/25/2033(e)	26,000	27,119

4.71%, 02/01/2034(e)	53,000	50,946

Series J, 4.97%, 04/26/2034(e)	103,000	100,628

Series I, 3.75%(e)(f)	34,000	28,007

BlackRock, Inc., 4.75%, 05/25/2033	200,000	196,683

Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	75,229

Brookfield Corp. (Canada), 4.00%, 01/15/2025	5,000	4,852

Northern Trust Corp., 6.13%, 11/02/2032	35,000	36,302

State Street Corp.,
4.82%, 01/26/2034(e)	29,000	28,171

5.16%, 05/18/2034(e)	183,000	181,987

		1,023,821

Automobile Manufacturers–0.42%
American Honda Finance Corp.,
4.70%, 01/12/2028	85,000	84,388

4.60%, 04/17/2030	55,000	53,766

Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(d)	150,000	149,366

Hyundai Capital America,
5.50%, 03/30/2026(d)	79,000	78,325

5.65%, 06/26/2026(d)	95,000	94,461

5.60%, 03/30/2028(d)	135,000	134,397

5.80%, 04/01/2030(d)	25,000	25,190

Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(d)	8,000	6,791

PACCAR Financial Corp.,
4.95%, 10/03/2025	45,000	44,751

4.60%, 01/10/2028	28,000	28,125

Toyota Motor Credit Corp., 4.63%, 01/12/2028	49,000	48,607

		748,167

	Principal Amount	Value

Automotive Parts & Equipment–0.25%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	$107,000	$104,034

4.90%, 05/01/2033(d)	166,000	162,344

5.40%, 05/01/2053(d)	167,000	166,856

		433,234

Automotive Retail–0.03%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	57,000	56,285

Biotechnology–0.44%
AbbVie, Inc., 3.20%, 05/14/2026	43,000	40,770

Amgen, Inc.,
5.25%, 03/02/2025	172,000	171,175

5.15%, 03/02/2028	130,000	129,976

5.25%, 03/02/2030	59,000	59,163

5.25%, 03/02/2033	134,000	134,235

5.60%, 03/02/2043	116,000	116,430

5.65%, 03/02/2053	130,000	131,746

		783,495

Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	6,000	7,847

Building Products–0.01%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	6,000	4,801

Masco Corp., 1.50%, 02/15/2028	5,000	4,261

		9,062

Cable & Satellite–0.10%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.95% (3 mo. USD LIBOR + 1.65%), 02/01/2024(g)	11,000	11,047

4.91%, 07/23/2025	59,000	57,876

Comcast Corp.,
5.50%, 11/15/2032	50,000	51,974

2.65%, 08/15/2062	5,000	2,978

Cox Communications, Inc., 5.70%, 06/15/2033(d)	58,000	58,529

		182,404

Cargo Ground Transportation–0.19%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	41,000	40,631

5.70%, 02/01/2028(d)	48,000	47,410

5.55%, 05/01/2028(d)	117,000	115,269

6.20%, 06/15/2030(d)	51,000	51,315

Ryder System, Inc.,
4.63%, 06/01/2025	71,000	69,377

4.30%, 06/15/2027	7,000	6,711

		330,713

Commercial & Residential Mortgage Finance–0.22%
Aviation Capital Group LLC,
6.25%, 04/15/2028(d)	91,000	90,875

6.38%, 07/15/2030(d)	164,000	162,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Commercial & Residential Mortgage Finance–(continued)
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(d)(e)	$150,000	$133,256

		386,907

Communications Equipment–0.00%
Motorola Solutions, Inc., 4.60%, 02/23/2028	5,000	4,852

Computer & Electronics Retail–0.04%
Leidos, Inc.,
2.30%, 02/15/2031	6,000	4,732

5.75%, 03/15/2033	72,000	71,564

		76,296

Construction Machinery & Heavy Transportation Equipment– 0.12%
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	203,890

Consumer Finance–0.24%
Capital One Financial Corp.,
6.31%, 06/08/2029(e)	167,000	166,011

6.38%, 06/08/2034(e)	148,000	147,022

General Motors Financial Co., Inc.,
6.05%, 10/10/2025	66,000	66,142

5.40%, 04/06/2026	26,000	25,710

5.00%, 04/09/2027	17,000	16,552

Synchrony Financial, 4.25%, 08/15/2024	5,000	4,822

		426,259

Consumer Staples Merchandise Retail–0.37%
Dollar General Corp., 5.50%, 11/01/2052	21,000	20,117

Target Corp.,
4.50%, 09/15/2032	35,000	34,178

4.40%, 01/15/2033	59,000	57,383

4.80%, 01/15/2053	61,000	58,438

Walmart, Inc.,
3.90%, 04/15/2028	97,000	94,736

4.00%, 04/15/2030	79,000	76,874

4.10%, 04/15/2033	102,000	99,092

4.50%, 09/09/2052	24,000	23,483

4.50%, 04/15/2053	197,000	192,284

		656,585

Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033	39,000	39,164

Constellation Brands, Inc., 4.90%, 05/01/2033	30,000	29,488

		68,652

Diversified Banks–7.80%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	250,000	248,943

6.75%(d)(e)(f)	425,000	415,949

	Principal Amount	Value

Diversified Banks–(continued)
Bank of America Corp.,
2.46%, 10/22/2025(e)	$79,000	$75,462

3.37%, 01/23/2026(e)	5,000	4,793

4.38%, 04/27/2028(e)	30,000	28,823

4.95%, 07/22/2028(e)	23,000	22,607

5.20%, 04/25/2029(e)	275,000	272,166

4.27%, 07/23/2029(e)	4,000	3,798

4.57%, 04/27/2033(e)	26,000	24,459

5.02%, 07/22/2033(e)	33,000	32,300

5.29%, 04/25/2034(e)	264,000	261,665

2.48%, 09/21/2036(e)	9,000	6,889

7.75%, 05/14/2038	115,000	136,641

Bank of Montreal (Canada), 5.30%, 06/05/2026	99,000	98,783

Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(e)	246,000	256,366

Barclays PLC (United Kingdom), 7.12%, 06/27/2034(e)	205,000	205,034

BPCE S.A. (France),
5.60% (SOFR + 0.57%), 01/14/2025(d)(g)	250,000	249,580

4.50%, 03/15/2025(d)	184,000	176,673

Citigroup, Inc.,
5.61%, 09/29/2026(e)	71,000	70,941

4.08%, 04/23/2029(e)	7,000	6,596

3.79%, 03/17/2033(e)	26,000	22,985

6.17%, 05/25/2034(c)(e)	306,000	308,832

7.38%(c)(e)(f)	348,000	346,314

Series V, 4.70%(e)(f)	160,000	137,824

Citizens Bank N.A., 6.06%, 10/24/2025(e)	358,000	339,436

Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	139,732

Credit Agricole S.A. (France), 4.38%, 03/17/2025(d)	304,000	292,981

Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(e)	200,000	173,880

Discover Bank, 4.65%, 09/13/2028	122,000	113,353

Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	269,489

Fifth Third Bancorp,
2.38%, 01/28/2025	53,000	49,628

1.71%, 11/01/2027(e)	56,000	47,872

4.77%, 07/28/2030(e)	101,000	94,474

HSBC Holdings PLC (United Kingdom), 4.60%(e)(f)	225,000	171,844

2.25%, 11/22/2027(e)	200,000	177,615

4.04%, 03/13/2028(e)	135,000	126,535

5.21%, 08/11/2028(e)	205,000	200,623

4.58%, 06/19/2029(e)	183,000	172,390

8.11%, 11/03/2033(e)	275,000	305,457

6.55%, 06/20/2034(c)(e)	505,000	503,349

6.33%, 03/09/2044(e)	256,000	265,626

Huntington National Bank (The), 5.70%, 11/18/2025(e)	700,000	680,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.78%, 02/01/2028(e)	$5,000	$4,760

4.32%, 04/26/2028(e)	25,000	24,146

3.54%, 05/01/2028(e)	6,000	5,613

4.85%, 07/25/2028(e)	24,000	23,694

4.59%, 04/26/2033(e)	16,000	15,259

5.72%, 09/14/2033(e)	68,000	69,019

5.35%, 06/01/2034(e)	258,000	260,162

KeyCorp, 3.88%, 05/23/2025(e)	79,000	73,081

Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	359,000	348,031

4.70%, 01/27/2028	189,000	176,895

Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(e)	593,000	584,702

5.02%, 07/20/2028(e)	200,000	196,180

1.80%, 07/20/2033(e)	200,000	196,240

Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(e)	200,000	200,623

5.67%, 09/13/2033(e)	209,000	210,692

5.75%, 07/06/2034(e)	327,000	328,344

National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	248,759

PNC Bank N.A., 2.50%, 08/27/2024	252,000	241,557

PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(e)	43,000	42,663

5.58%, 06/12/2029(e)	291,000	289,841

4.63%, 06/06/2033(e)	45,000	41,425

6.04%, 10/28/2033(e)	36,000	36,859

5.07%, 01/24/2034(e)	74,000	70,989

Series O, 8.98% (3 mo. USD LIBOR + 3.68%)(f)(g)	41,000	41,091

Royal Bank of Canada (Canada),
3.70%, 10/05/2023	6,000	5,972

5.00%, 02/01/2033	89,000	87,287

Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(e)	200,000	156,871

6.30%, 07/06/2034(d)(e)	200,000	200,427

Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	7,000	5,612

5.77%, 01/13/2033(c)	458,000	471,510

Synovus Bank, 5.63%, 02/15/2028	250,000	226,077

Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(e)	200,000	203,676

Truist Bank, 2.64%, 09/17/2029(e)	376,000	347,233

U.S. Bancorp,
Series W, 3.10%, 04/27/2026	6,000	5,610

4.55%, 07/22/2028(e)	26,000	24,884

5.78%, 06/12/2029(e)	222,000	222,082

4.97%, 07/22/2033(e)	21,000	19,037
5.85%, 10/21/2033(e)	48,000	48,086

4.84%, 02/01/2034(e)	171,000	159,808

5.84%, 06/12/2034(e)	202,000	203,554

2.49%, 11/03/2036(e)	27,000	19,768

Wells Fargo & Co.,
3.58%, 05/22/2028(e)	7,000	6,524

5.39%, 04/24/2034(e)	85,000	84,497

4.61%, 04/25/2053(e)	25,000	21,946

		13,790,697

	Principal Amount	Value

Diversified Capital Markets–0.54%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	$197,000	$189,797

Macquarie Group Ltd. (Australia), 5.89%, 06/15/2034(d)(e)	279,000	274,296

UBS Group AG (Switzerland),
4.38%(d)(e)(f)	200,000	141,388

4.55%, 04/17/2026	154,000	148,118

4.75%, 05/12/2028(d)(e)	205,000	194,439

		948,038

Diversified Chemicals–0.04%
Celanese US Holdings LLC,
5.90%, 07/05/2024	34,000	33,939

6.05%, 03/15/2025	37,000	36,867

		70,806

Diversified Financial Services–0.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.75%, 06/06/2028	204,000	202,541

Diversified Metals & Mining–0.09%
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	150,000	151,377

Diversified REITs–0.04%
CubeSmart L.P.,
2.25%, 12/15/2028	5,000	4,219

2.50%, 02/15/2032	7,000	5,547

VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(d)	67,000	66,647

		76,413

Education Services–0.02%
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	41,000	40,935

Electric Utilities–1.13%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	161,636

American Electric Power Co., Inc., 5.75%, 11/01/2027	24,000	24,535

Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	35,000	35,584

Duke Energy Carolinas LLC, 5.35%, 01/15/2053	63,000	63,915

Duke Energy Corp.,
5.00%, 12/08/2025	61,000	60,596

5.00%, 08/15/2052	26,000	23,792

3.25%, 01/15/2082(e)	7,000	5,233

Duke Energy Indiana LLC, 5.40%, 04/01/2053	95,000	95,909

Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	131,788

Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(d)	200,000	203,804

Evergy Metro, Inc., 4.95%, 04/15/2033	47,000	46,266

Exelon Corp., 5.60%, 03/15/2053	81,000	81,763

Florida Power & Light Co., 4.80%, 05/15/2033	53,000	52,647

Georgia Power Co.,
4.65%, 05/16/2028	114,000	111,786

4.95%, 05/17/2033	141,000	139,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Electric Utilities–(continued)
Metropolitan Edison Co., 5.20%, 04/01/2028(d)	$28,000	$27,740

National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	14,000	14,651

NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	82,000	82,345

4.63%, 07/15/2027	36,000	35,226

Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	45,000	45,710

PECO Energy Co., 4.90%, 06/15/2033	101,000	100,868

Pennsylvania Electric Co., 5.15%, 03/30/2026(d)	9,000	8,868

Public Service Co. of Colorado, 5.25%, 04/01/2053	73,000	70,205

Public Service Electric and Gas Co., 5.13%, 03/15/2053	45,000	45,436

San Diego Gas & Electric Co., 5.35%, 04/01/2053	178,000	176,737

Southern Co. (The), 5.70%, 10/15/2032	18,000	18,643

Southwestern Electric Power Co., 5.30%, 04/01/2033	64,000	63,230

Virginia Electric and Power Co., 5.00%, 04/01/2033	69,000	68,235

Xcel Energy, Inc., 4.60%, 06/01/2032	7,000	6,615

		2,003,017

Electrical Components & Equipment–0.05%
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	41,000	39,441

Regal Rexnord Corp., 6.30%, 02/15/2030(d)	40,000	39,910

		79,351

Environmental & Facilities Services–0.04%
Republic Services, Inc.,
4.88%, 04/01/2029	21,000	20,983

5.00%, 04/01/2034	42,000	41,936

		62,919

Financial Exchanges & Data–0.26%
Cboe Global Markets, Inc., 3.00%, 03/16/2032	40,000	34,201

Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	16,000	15,593

4.35%, 06/15/2029	12,000	11,752

4.60%, 03/15/2033	12,000	11,653

4.95%, 06/15/2052	19,000	18,092

5.20%, 06/15/2062	77,000	76,397

Moody’s Corp., 3.10%, 11/29/2061	24,000	15,822

Nasdaq, Inc.,
5.35%, 06/28/2028	60,000	60,128

5.55%, 02/15/2034	90,000	90,395

5.95%, 08/15/2053	42,000	43,033

6.10%, 06/28/2063	71,000	72,668

S&P Global, Inc.,
2.90%, 03/01/2032	6,000	5,203

3.90%, 03/01/2062	10,000	8,277

		463,214

	Principal Amount	Value

Gas Utilities–0.09%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	$114,000	$113,816

Southwest Gas Corp., 5.45%, 03/23/2028	44,000	43,905

		157,721

Health Care Distributors–0.04%
McKesson Corp., 5.10%, 07/15/2033	75,000	75,302

Health Care Equipment–0.14%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(d)	200,000	202,803

Becton, Dickinson and Co., 4.69%, 02/13/2028	49,000	48,362

		251,165

Health Care Facilities–0.18%
HCA, Inc., 5.90%, 06/01/2053	153,000	151,714

UPMC,
5.04%, 05/15/2033	133,000	129,891

5.38%, 05/15/2043	44,000	43,178

		324,783

Health Care REITs–0.01%
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	6,000	5,525

2.00%, 03/15/2031	6,000	4,612

		10,137

Health Care Services–0.59%
CVS Health Corp.,
5.00%, 01/30/2029	113,000	111,972

5.25%, 01/30/2031	33,000	32,907

5.30%, 06/01/2033	132,000	131,860

5.88%, 06/01/2053	62,000	63,624

6.00%, 06/01/2063	65,000	66,939

Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	129,471

Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	58,000	45,812

Series 2042, 2.72%, 01/01/2042	56,000	38,928

2.86%, 01/01/2052	65,000	42,034

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	171,000	102,616

Roche Holdings, Inc., 2.31%, 03/10/2027(d)	297,000	273,049

		1,039,212

Health Care Supplies–0.20%
Medtronic Global Holdings S.C.A.,
4.25%, 03/30/2028	182,000	177,753

4.50%, 03/30/2033	183,000	179,434

		357,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Home Improvement Retail–0.25%
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	$6,000	$5,670

5.00%, 04/15/2033	22,000	21,773

5.15%, 07/01/2033	124,000	124,016

5.75%, 07/01/2053	37,000	37,732

5.80%, 09/15/2062	39,000	38,600

5.85%, 04/01/2063	216,000	215,540

		443,331

Hotels, Resorts & Cruise Lines–0.13%
Expedia Group, Inc., 3.25%, 02/15/2030	153,000	133,283

Marriott International, Inc., 4.90%, 04/15/2029	98,000	95,391

		228,674

Industrial Conglomerates–0.18%
Honeywell International, Inc.,
4.25%, 01/15/2029	120,000	116,869

5.00%, 02/15/2033	79,000	80,603

4.50%, 01/15/2034	130,000	127,242

		324,714

Industrial Machinery & Supplies & Components–0.07%
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	120,000	118,076

Industrial REITs–0.00%
LXP Industrial Trust, 2.38%, 10/01/2031	6,000	4,573

Insurance Brokers–0.03%
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	44,000	44,839

Integrated Oil & Gas–0.21%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	157,000	154,792

4.89%, 09/11/2033	90,000	89,115

BP Capital Markets PLC (United Kingdom), 4.88%(e)(f)	26,000	23,715

Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	7,000	6,433

Occidental Petroleum Corp., 4.63%, 06/15/2045	119,000	92,250

Shell International Finance B.V. (Netherlands), 2.88%, 11/26/2041	16,000	11,975

		378,280

Integrated Telecommunication Services–0.10%
AT&T, Inc.,
2.55%, 12/01/2033	13,000	10,216

5.40%, 02/15/2034	145,000	145,321

Verizon Communications, Inc., 2.36%, 03/15/2032	34,000	27,357

		182,894

Interactive Home Entertainment–0.00%
Electronic Arts, Inc., 1.85%, 02/15/2031	7,000	5,673

	Principal Amount	Value

Interactive Media & Services–0.13%
Meta Platforms, Inc.,
3.85%, 08/15/2032	$16,000	$14,869

4.45%, 08/15/2052	37,000	32,198

4.65%, 08/15/2062	30,000	26,375

5.75%, 05/15/2063	156,000	161,576

		235,018

Investment Banking & Brokerage–0.72%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(e)	153,000	153,003

5.85%, 05/19/2034(e)	153,000	155,384

Series K, 5.00%(e)(f)	27,000	22,693

Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	38,000	37,957

5.75% (SOFR + 0.70%), 01/24/2025(g)	21,000	20,970

5.88% (SOFR + 0.79%), 12/09/2026(g)	73,000	72,443

5.90% (SOFR + 0.81%), 03/09/2027(g)	48,000	47,051

5.97% (SOFR + 0.92%), 10/21/2027(g)	50,000	48,980

4.48%, 08/23/2028(e)	18,000	17,414

Morgan Stanley,
5.69% (SOFR + 0.63%), 01/24/2025(g)	11,000	10,981

5.12%, 02/01/2029(e)	44,000	43,421

5.16%, 04/20/2029(e)	308,000	304,470

5.25%, 04/21/2034(c)(e)	298,000	294,400

5.95%, 01/19/2038(e)	37,000	36,541

		1,265,708

Life & Health Insurance–0.68%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	7,000	6,760

F&G Annuities & Life, Inc., 7.40%, 01/13/2028(d)	81,000	80,977

MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(h)	509,000	416,139

Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	5,000	4,659

MetLife, Inc.,
5.00%, 07/15/2052	6,000	5,645

5.25%, 01/15/2054	114,000	110,447

New York Life Global Funding, 4.55%, 01/28/2033(d)	95,000	91,593

Northwestern Mutual Global Funding, 4.35%, 09/15/2027(d)	41,000	40,011

Pacific Life Global Funding II,
5.89% (SOFR + 0.80%), 03/30/2025(d)(g)	186,000	185,804

5.71% (SOFR + 0.62%), 06/04/2026(d)(g)	36,000	35,458

Principal Financial Group, Inc.,
5.38%, 03/15/2033	92,000	91,257

5.50%, 03/15/2053	122,000	115,949

Prudential Financial, Inc., 5.20%, 03/15/2044(e)	7,000	6,931

Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	9,000	8,051

		1,199,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Managed Health Care–0.37%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	$135,000	$99,293

3.00%, 06/01/2051	140,000	98,145

UnitedHealth Group, Inc.,
5.00%, 10/15/2024	42,000	41,861

5.15%, 10/15/2025	28,000	28,087

5.25%, 02/15/2028	37,000	37,747

4.25%, 01/15/2029	70,000	68,051

5.30%, 02/15/2030	63,000	64,586

5.35%, 02/15/2033	54,000	56,146

4.50%, 04/15/2033	31,000	30,211

5.05%, 04/15/2053	67,000	66,645

5.20%, 04/15/2063	56,000	56,075

		646,847

Movies & Entertainment–0.06%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	46,000	38,797

5.14%, 03/15/2052	35,000	28,522

5.39%, 03/15/2062	50,000	40,782

		108,101

Multi-line Insurance–0.13%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	43,000	43,349

Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	193,996

		237,345

Multi-Utilities–0.21%
Ameren Corp., 2.50%, 09/15/2024	5,000	4,794

Ameren Illinois Co., 4.95%, 06/01/2033	90,000	89,341

Dominion Energy, Inc., 5.38%, 11/15/2032	95,000	95,386

NiSource, Inc.,
5.25%, 03/30/2028	30,000	30,006

5.40%, 06/30/2033	29,000	29,048

WEC Energy Group, Inc.,
5.00%, 09/27/2025	50,000	49,555

5.15%, 10/01/2027	29,000	28,977

4.75%, 01/15/2028	37,000	36,190

1.80%, 10/15/2030	6,000	4,776

		368,073

Office REITs–0.16%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	7,000	5,528

Boston Properties L.P.,
2.90%, 03/15/2030	36,000	28,962

3.25%, 01/30/2031	26,000	21,213

2.55%, 04/01/2032	53,000	40,002

2.45%, 10/01/2033	58,000	41,853

Office Properties Income Trust,
4.25%, 05/15/2024	88,000	83,076

4.50%, 02/01/2025	36,000	31,139

2.65%, 06/15/2026	9,000	6,642

2.40%, 02/01/2027	39,000	26,260

		284,675

	Principal Amount	Value

Oil & Gas Exploration & Production–0.03%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	$6,000	$5,591

Pioneer Natural Resources Co., 5.10%, 03/29/2026	40,000	39,773

		45,364

Oil & Gas Refining & Marketing–0.07%
Phillips 66, 5.30%, 06/30/2033	118,000	117,722

Oil & Gas Storage & Transportation–0.57%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(d)	111,000	111,462

Enbridge, Inc. (Canada), 5.70%, 03/08/2033	117,000	118,660

Energy Transfer L.P., 5.75%, 02/15/2033	27,000	27,214

GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	208,141

Kinder Morgan, Inc.,
4.80%, 02/01/2033	16,000	15,100

5.20%, 06/01/2033	111,000	107,620

5.45%, 08/01/2052	44,000	40,223

MPLX L.P.,
5.00%, 03/01/2033	69,000	66,121

4.95%, 03/14/2052	30,000	25,516

ONEOK, Inc., 6.10%, 11/15/2032	19,000	19,337

Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(d)	37,000	37,590

Targa Resources Corp., 5.20%, 07/01/2027	17,000	16,700

Western Midstream Operating L.P., 6.15%, 04/01/2033	96,000	96,890

Williams Cos., Inc. (The), 5.65%, 03/15/2033	121,000	122,653

		1,013,227

Other Specialty Retail–0.02%
Tractor Supply Co., 5.25%, 05/15/2033	44,000	43,678

Packaged Foods & Meats–0.23%
Conagra Brands, Inc., 4.60%, 11/01/2025	6,000	5,867

General Mills, Inc., 2.25%, 10/14/2031	5,000	4,104

JDE Peet’s N.V. (Netherlands), 1.38%, 01/15/2027(d)	150,000	130,223

Mars, Inc.,
4.55%, 04/20/2028(d)	156,000	153,604

4.65%, 04/20/2031(d)	79,000	78,476

McCormick & Co., Inc., 4.95%, 04/15/2033	40,000	39,278

		411,552

Paper & Plastic Packaging Products & Materials–0.01%
Berry Global, Inc., 1.65%, 01/15/2027	20,000	17,267

Sealed Air Corp., 1.57%, 10/15/2026(d)	8,000	6,965

		24,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Passenger Airlines–0.27%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	$101,230	$88,352

Series 2021-1, Class A, 2.88%, 07/11/2034	12,651	10,602

British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	41,055	33,936

Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	22,102	21,630

4.75%, 10/20/2028(d)	40,633	39,475

United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	16,530	16,408

5.80%, 07/15/2037	254,000	258,540

		468,943

Personal Care Products–0.30%
Kenvue, Inc.,
5.05%, 03/22/2028(d)	64,000	64,559

5.00%, 03/22/2030(d)	118,000	119,209

4.90%, 03/22/2033(d)	144,000	145,791

5.10%, 03/22/2043(d)	62,000	63,074

5.05%, 03/22/2053(d)	70,000	71,515

5.20%, 03/22/2063(d)	61,000	62,504

		526,652

Pharmaceuticals–1.46%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(d)	335,000	331,816

Eli Lilly and Co.,
4.70%, 02/27/2033	94,000	95,268

4.88%, 02/27/2053	91,000	93,540

4.95%, 02/27/2063	53,000	54,135

Mayo Clinic, Series 2021, 3.20%, 11/15/2061	80,000	54,270

Merck & Co., Inc.,
4.05%, 05/17/2028	128,000	125,871

4.30%, 05/17/2030(c)	302,000	295,765

4.50%, 05/17/2033	89,000	88,320

4.90%, 05/17/2044	244,000	244,787
5.00%, 05/17/2053	61,000	61,843

5.15%, 05/17/2063	80,000	81,783

Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	292,000	288,567

4.45%, 05/19/2028	192,000	188,805

4.75%, 05/19/2033	148,000	147,500

5.30%, 05/19/2053	259,000	269,481

Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	159,142

		2,580,893

Precious Metals & Minerals–0.05%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(d)	86,000	83,618

Property & Casualty Insurance–0.04%
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	69,000	72,277

Rail Transportation–0.18%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	177,000	180,718

	Principal Amount	Value

Rail Transportation–(continued)
CSX Corp., 4.50%, 11/15/2052	$36,000	$32,560

Union Pacific Corp.,
2.15%, 02/05/2027	6,000	5,486

4.50%, 01/20/2033	47,000	46,247

5.15%, 01/20/2063	48,000	48,226

		313,237

Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	6,000	4,503

Regional Banks–0.51%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,455

2.64%, 09/30/2032	21,000	14,857

5.64%, 05/21/2037(e)	44,000	37,930

M&T Bank Corp., 5.05%, 01/27/2034(e)	70,000	63,975

Santander Holdings USA, Inc., 3.50%, 06/07/2024	5,000	4,857

Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(e)	221,000	221,630

Truist Financial Corp.,
6.05%, 06/08/2027(e)	154,000	154,133

4.87%, 01/26/2029(e)	77,000	74,060

4.92%, 07/28/2033(e)	56,000	51,212

6.12%, 10/28/2033(e)	35,000	35,539

5.12%, 01/26/2034(e)	77,000	72,997

5.87%, 06/08/2034(e)	166,000	166,144

		899,789

Reinsurance–0.17%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	5,000	3,486

RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	295,000	289,177

		292,663

Renewable Electricity–0.00%
NSTAR Electric Co., 4.55%, 06/01/2052	8,000	7,204

Restaurants–0.02%
McDonald’s Corp., 5.15%, 09/09/2052	42,000	41,897

Retail REITs–0.03%
Agree L.P., 2.00%, 06/15/2028	5,000	4,166

NNN REIT, Inc., 3.50%, 04/15/2051	6,000	4,043

Realty Income Corp.,
5.63%, 10/13/2032	23,000	23,264

2.85%, 12/15/2032	5,000	4,074

Regency Centers L.P., 2.95%, 09/15/2029	5,000	4,294

Spirit Realty L.P., 3.20%, 01/15/2027	6,000	5,406

		45,247

Self-Storage REITs–0.43%
Extra Space Storage L.P., 5.70%, 04/01/2028	43,000	42,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Self-Storage REITs–(continued)
Prologis L.P.,
4.63%, 01/15/2033	$46,000	$44,975

4.75%, 06/15/2033	184,000	179,913

5.25%, 06/15/2053	253,000	248,870

Prologis, L.P.,
4.88%, 06/15/2028	124,000	122,981

5.13%, 01/15/2034	120,000	119,216

		758,952

Semiconductors–0.19%
Broadcom, Inc.,
3.46%, 09/15/2026	52,000	49,155

3.14%, 11/15/2035(d)	16,000	12,279

Foundry JV Holdco LLC, 5.88%, 01/25/2034(d)	272,000	271,241

Skyworks Solutions, Inc.,
1.80%, 06/01/2026	4,000	3,575

3.00%, 06/01/2031	5,000	4,042

		340,292

Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,374

Specialized Finance–0.00%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	10,000	7,429

Steel–0.05%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	92,000	94,419

Systems Software–0.20%
Oracle Corp.,
6.25%, 11/09/2032	110,000	116,811

4.90%, 02/06/2033	114,000	110,702

6.90%, 11/09/2052	47,000	52,800

5.55%, 02/06/2053	63,000	61,051

VMware, Inc., 3.90%, 08/21/2027	4,000	3,795

		345,159

Technology Hardware, Storage & Peripherals–0.00%
Apple, Inc., 2.55%, 08/20/2060	12,000	7,928

Telecom Tower REITs–0.05%
American Tower Corp., 3.38%, 10/15/2026	43,000	40,159

Crown Castle, Inc., 4.45%, 02/15/2026	43,000	41,871

		82,030

Tobacco–0.36%
Altria Group, Inc., 3.70%, 02/04/2051	5,000	3,354

Philip Morris International, Inc.,
5.13%, 11/17/2027	41,000	41,155

4.88%, 02/15/2028	279,000	274,974

5.13%, 02/15/2030(c)	311,000	307,778

		627,261

Trading Companies & Distributors–0.05%
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(d)	91,000	79,486

	Principal Amount	Value

Transaction & Payment Processing Services–0.11%
Mastercard, Inc., 4.85%, 03/09/2033	$179,000	$182,131

PayPal Holdings, Inc., 5.05%, 06/01/2052	15,000	14,699

		196,830

Wireless Telecommunication Services–0.15%
T-Mobile USA, Inc.,
3.50%, 04/15/2025	43,000	41,364

5.05%, 07/15/2033	94,000	92,338

3.40%, 10/15/2052	27,000	19,295

5.65%, 01/15/2053	108,000	109,742

		262,739

Total U.S. Dollar Denominated Bonds & Notes (Cost $44,206,220)		42,976,357

U.S. Government Sponsored Agency Mortgage-Backed Securities–16.52%
Collateralized Mortgage Obligations–0.36%
Fannie Mae Interest STRIPS,
IO,
7.50%, 11/25/2023(i)	529	3

6.50%, 02/25/2032 to 02/25/2033(i)(j)	83,247	12,571

7.00%, 04/25/2032(i)	2,945	560

6.00%, 06/25/2033 to 09/25/2035(i)(j)	70,589	10,818

5.50%, 09/25/2033 to 06/25/2035(i)	139,658	21,848

Fannie Mae REMICs,
PO,
0.00%, 09/25/2023(k)	131	131

5.50%, 12/25/2025 to 07/25/2046(i)	166,709	118,515

4.00%, 08/25/2026 to 08/25/2047(i)	98,058	16,474

6.00%, 11/25/2028	10,768	10,789

5.40% (1 mo. USD LIBOR + 0.25%), 08/25/2035(g)	10,746	10,614

5.68% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(g)	21,053	24,017

5.32% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	13,079	14,378

6.09% (1 mo. USD LIBOR + 0.94%), 06/25/2037(g)	9,906	9,974

5.00%, 04/25/2040	10,311	10,123

IO,
3.00%, 11/25/2027(i)	46,018	1,784

1.95% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(g)(i)	19,496	1,005

2.75% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(g)(i)	30,704	2,481

2.80% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(g)(i)	6,638	538

2.95% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(g)(i)	8,018	819

2.85% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(g)(i)	94,149	9,286

2.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(g)(i)	8,258	429

3.10% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(g)(i)	44,578	5,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
2.40% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(g)(i)	$5,947	$558

0.90% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(g)(i)	20,338	780

1.60% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(g)(i)	2,991	175

1.45% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(i)	155,731	7,694

1.55% (6.70% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(i)	60,382	3,865

3.50%, 08/25/2035(i)	193,610	23,181

0.95% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(g)(i)	16,667	1,168

1.39% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(g)(i)	29,480	1,927

1.40% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(g)(i)	37,537	2,622

1.00% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(g)(i)	124,130	12,098

0.75% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(g)(i)	316,547	21,046

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	4,116,286	11,295

Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,561,939	22,000

Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	2,022,495	26,080

Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	1,989,217	43,218

Series K093, Class X1, IO, 1.09%, 05/25/2029(j)	1,638,548	72,372

Freddie Mac REMICs,
IO,
2.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(g)(i)	22,340	582

3.00%, 06/15/2027 to 05/15/2040(i)	155,192	6,531

2.50%, 05/15/2028(i)	34,100	1,325

1.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(g)(i)	125,136	5,530

1.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(g)(i)	6,439	306

1.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(g)(i)	47,052	2,192

1.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(g)(i)	7,011	629

0.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(g)(i)	3,756	296

0.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(g)(i)	25,881	1,815

1.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(g)(i)	13,071	766

0.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(g)(i)	47,329	4,249

4.00%, 03/15/2045(i)	17,539	905

6.50%, 03/15/2032 to 06/15/2032	36,634	37,591

3.50%, 05/15/2032	8,803	8,311

6.02% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(g)	4,230	4,889

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
5.51% (1 mo. USD LIBOR + 0.40%), 09/15/2035(g)	$21,115	$20,718

Freddie Mac STRIPS,
IO,
7.00%, 04/01/2027(i)	12,463	1,033

3.00%, 12/15/2027(i)	58,808	2,834

3.27%, 12/15/2027(j)	14,911	637

6.50%, 02/01/2028(i)	2,849	273

6.00%, 12/15/2032(i)	12,500	1,532

PO,
0.00%, 06/01/2026(k)	2,498	2,349

		638,055

Federal Home Loan Mortgage Corp. (FHLMC)–0.27%
9.00%, 01/01/2025 to 05/01/2025	122	123

6.50%, 07/01/2028 to 04/01/2034	6,731	6,887

7.00%, 10/01/2031 to 10/01/2037	19,637	20,208

5.00%, 12/01/2034	419	417

5.50%, 09/01/2039 to 06/01/2053	454,665	454,849

		482,484

Federal National Mortgage Association (FNMA)–11.51%
7.50%, 01/01/2033	15,837	16,237

6.00%, 03/01/2037	41,153	42,756

4.00%, 05/01/2052	565,716	534,800

TBA,
2.00%, 07/01/2053(l)	7,935,458	6,473,288

3.50%, 07/01/2053(l)	2,800,000	2,551,828

4.00%, 07/01/2053(l)	1,039,000	975,158

4.50%, 07/01/2053(l)	1,039,000	998,982

5.00%, 07/01/2053(l)	5,082,000	4,979,963

5.50%, 07/01/2053(l)	3,800,000	3,781,891

		20,354,903

Government National Mortgage Association (GNMA)–4.38%
7.50%, 10/15/2023 to 06/15/2024	361	360

IO,
2.34% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(g)(i)	4,346	1

1.39% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(g)(i)	107,026	6,808

1.49% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(g)(i)	49,401	2,535

4.50%, 09/16/2047(i)	138,518	21,671

1.04% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(g)(i)	117,054	9,571

TBA,
2.50%, 07/01/2053(l)	4,465,000	3,867,109

4.50%, 07/01/2053(l)	2,206,000	2,129,307

5.50%, 07/01/2053(l)	1,715,000	1,707,095

		7,744,457

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $30,035,668)		29,219,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Asset-Backed Securities–13.07%
Alternative Loan Trust, Series 2005- 29CB, Class A4, 5.00%, 07/25/2035	$76,114	$45,643

AmeriCredit Automobile Receivables Trust,
Series 2019-2, Class C, 2.74%, 04/18/2025	30,512	30,384

Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	265,715

Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	126,666

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	205,523

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(m)	27,024	24,993

Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(m)	92,866	84,315

Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(m)	51,525	42,075

Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(m)	125,505	103,804

Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(n)	226,761	197,669

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	385,603

Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	97,698

Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	286,934

Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(d)(g)	424,000	416,204

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	16,766	13,781

Series 2007-C, Class 1A4, 3.97%, 05/20/2036(m)	5,291	4,719

Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 5.03%, 06/25/2034(m)	13,970	13,356

Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	1,506,404	58,911

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(m)	188,215	158,915

Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(m)	188,215	151,987

Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(m)	176,287	151,321

Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(m)	198,921	167,955

Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(m)	242,724	196,004

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(g)	88,657	84,200

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	28,388	27,278

	Principal Amount	Value

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(j)	$1,566,108	$28,758

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(m)	43,673	40,614

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.04% (1 mo. USD LIBOR + 0.85%), 11/15/2038(d)(g)	110,000	107,376

Series 2021-VOLT, Class A, 5.89% (1 mo. USD LIBOR + 0.70%), 09/15/2036(d)(g)	210,000	203,466

Series 2021-VOLT, Class B, 6.14% (1 mo. USD LIBOR + 0.95%), 09/15/2036(d)(g)	190,000	182,208

BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(d)	105,000	101,326

Series 2022-LBA6, Class A, 6.15% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(g)	185,000	180,727

Series 2022-LBA6, Class B, 6.45% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(g)	110,000	107,146

Series 2022-LBA6, Class C, 6.75% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(g)	100,000	96,689

CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	450,000	453,569

CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(d)	57,956	57,874

Series 2019-2, Class C, 2.89%, 03/15/2027(d)	100,000	99,857

CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.02%, 11/13/2050(j)	753,581	18,718

Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.23% (3 mo. USD LIBOR + 0.98%), 04/20/2031(d)(g)	250,000	248,134

Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(m)	4,034	3,724

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.95%, 01/25/2036(m)	38,024	33,473

Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.13%, 11/10/2046(j)	271,869	62

Series 2014-GC21, Class AA, 3.48%, 05/10/2047	15,054	14,918

Series 2017-C4, Class XA, IO, 1.17%, 10/12/2050(j)	1,961,728	60,784

Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	73,990	71,978

Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(m)	189,844	153,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(d)(m)	$3,245	$3,222

Series 2021-5, Class A1, 1.73%, 11/26/2066(d)(m)	95,400	79,407

Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(m)	132,072	113,353

Series 2022-2, Class A1, 2.99%, 02/25/2067(d)(n)	134,625	119,339

Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(m)	228,823	210,483

COMM Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	18,020	17,599

Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	823,013

Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	135,170

Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	455,522

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	25,275	16,258

Series 2006-6, Class A3, 6.00%, 04/25/2036	17,319	9,370

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(m)	35,762	29,998

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(m)	45,706	38,125

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(m)	165,019	151,385

Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(m)	100,000	87,361

Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(m)	237,631	227,579

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	473,644

CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	81,518	42,931

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.34% (3 mo. USD LIBOR + 1.08%), 01/15/2034(d)(g)	100,056	98,461

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(m)	11,731	11,205

Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(m)	31,649	26,361

Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(m)	121,978	101,951

Series 2022-3, Class A1, 5.00%, 08/25/2067(d)(n)	225,200	217,325

Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	116,393	114,582

Extended Stay America Trust, Series 2021-ESH, Class B, 6.57% (1 mo. USD LIBOR + 1.38%), 07/15/2038(d)(g)	101,193	98,867

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. USD LIBOR + 0.65%), 11/25/2035(g)	36,173	15,984

	Principal Amount	Value

Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(m)	$302,753	$260,288

Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(m)	79,827	68,630

Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 6.35% (3 mo. USD LIBOR + 1.09%), 01/25/2032(d)(g)	275,000	270,680

GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.88% (1 mo. Term SOFR + 0.73%), 08/15/2036(d)(g)	100,000	99,361

GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	64,403

Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	5,303	5,280

Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	183,424

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(m)	159,966	137,242

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.66%, 07/25/2035(m)	3,743	3,494

Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	98,638

Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(d)	104,000	97,500

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	326,483

Series 2013-LC11, Class AS, 3.22%, 04/15/2046	39,085	36,992

Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	236,141

JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 4.05%, 07/25/2035(m)	19,297	18,863

Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(m)	218,041	176,359

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	270,000	244,035

Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	100,100

Series 2015-C27, Class XA, IO, 1.28%, 02/15/2048(j)	1,903,702	25,431

KKR CLO 30 Ltd., Series 30A, Class A1R, 6.28% (3 mo. USD LIBOR + 1.02%), 10/17/2031(d)(g)	268,000	265,494

Life Mortgage Trust,
Series 2021-BMR, Class A, 5.96% (1 mo. Term SOFR + 0.81%), 03/15/2038(d)(g)	127,786	124,638

Series 2021-BMR, Class B, 6.14% (1 mo. Term SOFR + 0.99%), 03/15/2038(d)(g)	211,339	205,246

Series 2021-BMR, Class C, 6.36% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(g)	103,212	99,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.42% (3 mo. USD LIBOR + 1.15%), 04/19/2033(d)(g)	$618,000	$613,427

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 4.58%, 04/21/2034(m)	8,217	7,929

Med Trust,
Series 2021-MDLN, Class A, 6.14% (1 mo. USD LIBOR + 0.95%), 11/15/2038(d)(g)	139,331	135,264

Series 2021-MDLN, Class B, 6.64% (1 mo. USD LIBOR + 1.45%), 11/15/2038(d)(g)	116,441	112,567

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(m)	124,003	106,375

Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(m)	121,932	104,402

MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(d)(m)	134,764	108,825

Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(d)(m)	165,186	141,472

Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(m)	156,187	131,630

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.89% (1 mo. USD LIBOR + 0.70%), 07/15/2038(d)(g)	105,000	102,348

Series 2021-STOR, Class B, 6.09% (1 mo. USD LIBOR + 0.90%), 07/15/2038(d)(g)	105,000	101,783

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	47,054	46,025

Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	684,350

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	617,301	19,293

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(m)	116,016	92,708

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.29% (3 mo. USD LIBOR + 1.02%), 04/19/2030(d)(g)	263,959	263,004

Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.32% (3 mo. USD LIBOR + 1.06%), 04/16/2033(d)(g)	250,000	247,749

New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(m)	147,751	130,646

OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(m)	159,337	134,078

Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(d)(m)	192,053	171,361

Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(d)(n)	117,504	106,219

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)(n)	110,000	93,468

Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)(n)	325,254	323,195

	Principal Amount	Value

Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(m)	$138,299	$118,918

OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.22% (3 mo. USD LIBOR + 0.96%), 07/15/2030(d)(g)	250,000	247,797

Series 2020-8RA, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/17/2032(d)(g)	366,000	362,593

Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 6.30% (3 mo. USD LIBOR + 1.05%), 07/20/2030(d)(g)	232,819	231,327

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/15/2033(d)(g)	339,000	336,959

OHA Loan Funding Ltd., Series 2016- 1A, Class AR, 6.51% (3 mo. USD LIBOR + 1.26%), 01/20/2033(d)(g)	272,907	270,529

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(m)	189,235	154,464

Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(d)	3,503	3,498

Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(d)	358,396	332,773

Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	114,453	97,414

Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	207,966	197,956

Race Point VIII CLO Ltd., Series 2013- 8A, Class AR2, 6.42% (3 mo. USD LIBOR + 1.04%), 02/20/2030(d)(g)	215,215	213,791

Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,239	2,448

Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(m)	20,919	19,810

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	132,229	124,513

Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	29,040	28,963

Series 2019-3, Class D, 2.68%, 10/15/2025	12,960	12,937

SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(m)	272,179	240,281

Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(m)	119,943	104,799

Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	98,250	79,101

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	98,250	73,725

STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(m)	99,859	85,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(m)	$6,527	$6,043

Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(m)	228,144	185,641

Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(m)	166,417	140,737

Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.55% (3 mo. USD LIBOR + 1.29%), 04/18/2033(d)(g)	250,000	247,533

Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	354,000	343,524

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	239,733	205,961

TICP CLO XV Ltd., Series 2020-15A, Class A, 6.53% (3 mo. USD LIBOR + 1.28%), 04/20/2033(d)(g)	256,000	253,803

Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	251,908	212,594

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.22%, 11/15/2050(j)	1,175,612	34,444

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(n)	41,332	38,787

Series 2020-1, Class A2, 2.64%, 01/25/2060(d)(n)	55,203	51,955

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(d)(m)	10,450	10,184

Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(m)	46,432	38,853

Series 2021-7, Class A1, 1.83%, 10/25/2066(d)(m)	183,777	156,501

Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(m)	66,376	59,183

Series 2022-1, Class A1, 2.72%, 01/25/2067(d)(n)	126,924	110,865

Series 2022-3, Class A1, 4.13%, 02/25/2067(d)(n)	174,448	160,076

Series 2022-7, Class A1, 5.15%, 07/25/2067(d)(n)	91,540	88,366

Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(n)	118,469	118,594

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	46,978	41,563

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.23%, 10/25/2033(m)	23,213	21,959

Series 2005-AR14, Class 1A4, 3.90%, 12/25/2035(m)	25,698	24,324

Series 2005-AR16, Class 1A1, 3.88%, 12/25/2035(m)	27,894	25,489

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	64,883	63,981

Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(j)	1,033,279	31,881

	Principal Amount	Value

WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	$55,043	$51,832

Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	145,081

Series 2014-LC14, Class AS, 4.35%, 03/15/2047(m)	165,000	161,577

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(d)	343,875	287,684

Total Asset-Backed Securities (Cost $25,303,592)		23,110,353

U.S. Treasury Securities–5.73%
U.S. Treasury Bonds–1.45%
3.88%, 05/15/2043	191,100	186,501

3.63%, 02/15/2053	2,479,400	2,380,224

		2,566,725

U.S. Treasury Notes–4.28%
4.25%, 05/31/2025	3,579,900	3,535,081

4.13%, 06/15/2026	426,000	421,740

3.63%, 05/31/2028	932,500	912,175

3.75%, 05/31/2030	386,300	380,958

3.38%, 05/15/2033	2,408,800	2,323,363

		7,573,317

Total U.S. Treasury Securities (Cost $10,171,888)		10,140,042

Agency Credit Risk Transfer Notes–0.44%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 10.15% (1 mo. USD LIBOR + 5.00%), 11/25/2024(g)	6,405	6,449

Series 2022-R03, Class 1M1, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(g)	225,289	226,255

Series 2022-R04, Class 1M1, 7.07% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(g)	123,438	123,772

Series 2023-R02, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(g)	80,535	80,892

Freddie Mac,
Series 2014-DN3, Class M3, STACR® , 9.15% (1 mo. USD LIBOR + 4.00%), 08/25/2024(g)	29,619	29,958

Series 2022-DNA3, Class M1A, STACR® , 7.07% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(g)	164,537	165,069

Series 2022-DNA6, Class M1, STACR® , 7.22% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(g)	81,531	82,052

Series 2023-DNA1, Class M1, STACR® , 7.17% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(g)	65,955	66,126

Total Agency Credit Risk Transfer Notes (Cost $777,974)		780,573

Municipal Obligations–0.29%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	100,000	93,566

Series 2022, RB, 4.35%, 06/01/2041	75,000	69,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	$90,000	$63,085

Series 2021 B, Ref. RB, 2.94%, 11/01/2052	140,000	98,549

Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	193,938

Total Municipal Obligations (Cost $670,000)		518,335

	Shares
Preferred Stocks–0.13%
Diversified Banks–0.13%
Citigroup, Inc., 5.00%, Series U, Pfd. (Cost $240,000)(e)	240,000	224,626

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.13% (Cost $158,477,880)		177,077,580

Investment Abbreviations:

ADR	- American Depositary Receipt
Ctfs.	- Certificates
IO	- Interest Only
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
PO	- Principal Only
RB	- Revenue Bonds
Ref.	- Refunding
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate
STACR®	- Structured Agency Credit Risk
STRIPS	- Separately Traded Registered Interest and Principal Security
TBA	- To Be Announced
USD	- U.S. Dollar

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.40%
Invesco Private Government Fund, 5.10%(o)(p)(q)	1,185,492	$1,185,492

Invesco Private Prime Fund, 5.23%(o)(p)(q)	3,048,683	3,048,379

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,233,926)		4,233,871

TOTAL INVESTMENTS IN SECURITIES–102.53% (Cost $162,711,806)		181,311,451

OTHER ASSETS LESS LIABILITIES–(2.53)%		(4,471,918)

NET ASSETS–100.00%		$176,839,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $26,945,286, which represented 15.24% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2023.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2023.

(k)	Zero coupon bond issued at a discount.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(m)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2023.

(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,488,103	$19,420,195	$(20,722,806)	$ -	$-	$1,185,492	$ 33,922*
Invesco Private Prime Fund	6,397,352	36,719,226	(40,066,023)	(243)	(1,933)	3,048,379	92,271*
Total	$8,885,455	$56,139,421	$(60,788,829)	$(243)	$(1,933)	$4,233,871	$126,193

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

	Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk
U.S. Treasury 5 Year Notes	47	September-2023	$ 5,033,406	$ (69,407)	$ (69,407)

U.S. Treasury 10 Year Notes	112	September-2023	12,573,750	(142,644)	(142,644)

U.S. Treasury Long Bonds	23	September-2023	2,918,844	5,211	5,211

U.S. Treasury Ultra Bonds	25	September-2023	3,405,469	31,087	31,087

Subtotal–Long Futures Contracts				(175,753)	(175,753)

Short Futures Contracts

Interest Rate Risk
U.S. Treasury 2 Year Notes	4	September-2023	(813,375)	11,284	11,284

U.S. Treasury 10 Year Ultra Notes	74	September-2023	(8,764,375)	93,657	93,657

Subtotal–Short Futures Contracts				104,941	104,941

Total Futures Contracts				$ (70,812)	$ (70,812)

(a)	Futures contracts collateralized by $452,309 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2023

Common Stocks & Other Equity Interests	39.65%

U.S. Dollar Denominated Bonds & Notes	24.30

U.S. Government Sponsored Agency Mortgage-Backed Securities	16.52

Asset-Backed Securities	13.07

U.S. Treasury Securities	5.73

Security Types Each Less Than 1% of Portfolio	0.86

Money Market Funds Plus Other Assets Less Liabilities	(0.13)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $158,477,880)*	$177,077,580

Investments in affiliated money market funds, at value (Cost $4,233,926)	4,233,871

Other investments: Variation margin receivable – futures contracts	6,566

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	452,309

Cash	26,492,509

Receivable for:
Investments sold	1,930,736

Fund shares sold	122,669

Dividends	41,262

Interest	710,416

Investment for trustee deferred compensation and retirement plans	65,506

Other assets	196

Total assets	211,133,620

Liabilities:
Payable for:
Investments purchased	29,763,452

Fund shares reacquired	125,771

Collateral upon return of securities loaned	4,233,926

Accrued fees to affiliates	74,983

Accrued other operating expenses	30,449

Trustee deferred compensation and retirement plans	65,506

Total liabilities	34,294,087

Net assets applicable to shares outstanding	$176,839,533

Net assets consist of:
Shares of beneficial interest	$160,995,174

Distributable earnings	15,844,359

$176,839,533

Net Assets:
Series I	$116,417,543

Series II	$60,421,990

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,748,159

Series II	4,094,176

Series I: Net asset value per share	$15.03

Series II: Net asset value per share	$14.76

*	At June 30, 2023, securities with an aggregate value of $4,154,038 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Interest	$1,934,869

Dividends (net of foreign withholding taxes of $4,279)	530,467

Dividends from affiliated money market funds (includes net securities lending income of $7,211)	7,211

Total investment income	2,472,547

Expenses:
Advisory fees	621,090

Administrative services fees	129,676

Custodian fees	7,703

Distribution fees - Series II	67,988

Transfer agent fees	4,069

Trustees’ and officers’ fees and benefits	6,986

Reports to shareholders	4,261

Professional services fees	26,799

Other	1,304

Total expenses	869,876

Less: Fees waived	(235,717)

Net expenses	634,159

Net investment income	1,838,388

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(503,965)

Affiliated investment securities	(1,933)

Foreign currencies	77

Futures contracts	(292,702)

(798,523)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	11,931,919

Affiliated investment securities	(243)

Foreign currencies	(64)

Futures contracts	(66,816)

11,864,796

Net realized and unrealized gain	11,066,273

Net increase in net assets resulting from operations	$12,904,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$1,838,388	$3,010,875

Net realized gain (loss)	(798,523)	(6,778,740)

Change in net unrealized appreciation (depreciation)	11,864,796	(30,216,916)

Net increase (decrease) in net assets resulting from operations	12,904,661	(33,984,781)

Distributions to shareholders from distributable earnings:
Series I	–	(10,982,295)

Series II	–	(4,397,394)

Total distributions from distributable earnings	–	(15,379,689)

Share transactions–net:
Series I	(6,075,978)	(2,014,542)

Series II	7,364,055	11,477,936

Net increase in net assets resulting from share transactions	1,288,077	9,463,394

Net increase (decrease) in net assets	14,192,738	(39,901,076)

Net assets:
Beginning of period	162,646,795	202,547,871

End of period	$176,839,533	$162,646,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)(e)
Series I
Six months ended 06/30/23	$13.92	$0.16	$0.95	$1.11	$–	$–	$–	$15.03	7.97%	$116,418	0.67%(f)	0.95%(f)	2.26%(f)	195%
Year ended 12/31/22	18.54	0.29	(3.45)	(3.16)	(0.23)	(1.23)	(1.46)	13.92	(16.86)	113,671	0.67	0.94	1.79	297
Year ended 12/31/21	17.93	0.22	1.67	1.89	(0.29)	(0.99)	(1.28)	18.54	10.63	151,468	0.67	0.90	1.18	259
Year ended 12/31/20	16.31	0.27	2.11	2.38	(0.36)	(0.40)	(0.76)	17.93	14.86	150,983	0.67	0.99	1.60	311
Year ended 12/31/19	14.43	0.33	2.16	2.49	(0.36)	(0.25)	(0.61)	16.31	17.51	144,384	0.67	1.00	2.11	68
Year ended 12/31/18	15.92	0.32	(1.13)	(0.81)	(0.31)	(0.37)	(0.68)	14.43	(5.32)	140,290	0.67	0.98	2.05	60
Series II
Six months ended 06/30/23	13.69	0.14	0.93	1.07	–	–	–	14.76	7.82	60,422	0.92(f)	1.20(f)	2.01(f)	195
Year ended 12/31/22	18.25	0.24	(3.38)	(3.14)	(0.19)	(1.23)	(1.42)	13.69	(17.02)	48,976	0.92	1.19	1.54	297
Year ended 12/31/21	17.68	0.17	1.64	1.81	(0.25)	(0.99)	(1.24)	18.25	10.30	51,080	0.92	1.15	0.93	259
Year ended 12/31/20	16.09	0.23	2.08	2.31	(0.32)	(0.40)	(0.72)	17.68	14.59	48,077	0.92	1.24	1.35	311
Year ended 12/31/19	14.24	0.29	2.13	2.42	(0.32)	(0.25)	(0.57)	16.09	17.22	45,853	0.92	1.25	1.86	68
Year ended 12/31/18	15.71	0.27	(1.10)	(0.83)	(0.27)	(0.37)	(0.64)	14.24	(5.53)	43,029	0.92	1.23	1.80	60

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $489,567,330 and $509,769,207, $685,887,902 and $703,549,464 for the years ended December 31, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Conservative Balanced Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek total return.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund

Invesco V.I. Conservative Balanced Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

Invesco V.I. Conservative Balanced Fund

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

N.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Invesco V.I. Conservative Balanced Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 200 million	0.750%

Next $ 200 million	0.720%

Next $ 200 million	0.690%

Next $ 200 million	0.660%

Over $ 800 million	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.67% and Series II shares to 0.92% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $235,717.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $12,118 for accounting and fund administrative services and was reimbursed $117,558 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $4,518 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Conservative Balanced Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$69,392,536	$714,859	$–	$70,107,395

U.S. Dollar Denominated Bonds & Notes	–	42,560,218	416,139	42,976,357

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	29,219,899	–	29,219,899

Asset-Backed Securities	–	23,110,353	–	23,110,353

U.S. Treasury Securities	–	10,140,042	–	10,140,042

Agency Credit Risk Transfer Notes	–	780,573	–	780,573

Municipal Obligations	–	518,335	–	518,335

Preferred Stocks	–	224,626	–	224,626

Money Market Funds	–	4,233,871	–	4,233,871

Total Investments in Securities	69,392,536	111,502,776	416,139	181,311,451

Other Investments - Assets*

Futures Contracts	141,239	–	–	141,239

Other Investments - Liabilities*

Futures Contracts	(212,051)	–	–	(212,051)

Total Other Investments	(70,812)	–	–	(70,812)

Total Investments	$69,321,724	$111,502,776	$416,139	$181,240,639

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value

Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$141,239

Derivatives not subject to master netting agreements	(141,239)

Total Derivative Assets subject to master netting agreements	$–

Value

Derivative Liabilities	Interest Rate Risk

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(212,051)

Derivatives not subject to master netting agreements	212,051

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations

Interest Rate Risk

Realized Gain (Loss):
Futures contracts	$(292,702)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(66,816)

Total	$(359,518)

Invesco V.I. Conservative Balanced Fund

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$21,673,764

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,892,742	$–	$5,892,742

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $70,643,392 and $77,612,570, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$23,835,967

Aggregate unrealized (depreciation) of investments	(5,656,715)

Net unrealized appreciation of investments	$18,179,252

Cost of investments for tax purposes is $163,061,386.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	75,111	$1,094,526	1,479,730	$24,073,588

Series II	812,187	11,606,315	1,116,723	17,274,034

Issued as reinvestment of dividends:
Series I	–	–	809,307	10,982,295

Series II	–	–	329,393	4,397,394

Invesco V.I. Conservative Balanced Fund

	Summary of Share Activity

	Six months ended June 30, 2023(a)		Year ended December 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Series I	(494,803)	$(7,170,504)	(2,292,799)	$(37,070,425)

Series II	(296,514)	(4,242,260)	(665,855)	(10,193,492)

Net increase in share activity	95,981	$1,288,077	776,499	$9,463,394

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Conservative Balanced Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,079.70	$3.45	$1,021.47	$3.36	0.67%
Series II	1,000.00	1,078.20	4.74	1,020.23	4.61	0.92

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Conservative Balanced Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Conservative Balanced Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Conservative Balanced Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The

Invesco V.I. Conservative Balanced Fund

Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco

Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Conservative Balanced Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Core Equity Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VICEQ-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	17.11%
Series II Shares	17.01
S&P 500 Index▼ (Broad Market Index)	16.89
Russell 1000 Index▼ (Style-Specific Index)	16.68
Lipper VUF Large-Cap Core Funds Index∎ (Peer Group Index)	14.35

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (5/2/94)	8.24%
10 Years	8.65
5 Years	9.67
1 Year	18.95

Series II Shares
Inception (10/24/01)	7.14%
10 Years	8.38
5 Years	9.41
1 Year	18.70

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Core Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Core Equity Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.41%
Advertising–0.88%

Interpublic Group of Cos., Inc. (The)(b)	175,771	$ 6,781,245

Aerospace & Defense–3.18%

Boeing Co. (The)(b)(c)	43,446	9,174,057

Howmet Aerospace, Inc.	175,174	8,681,624

Raytheon Technologies Corp.	67,554	6,617,590

		24,473,271

Agricultural & Farm Machinery–1.23%

Deere & Co.	23,300	9,440,927

Air Freight & Logistics–1.33%

United Parcel Service, Inc., Class B(b)	57,147	10,243,600

Apparel, Accessories & Luxury Goods–0.40%

LVMH Moet Hennessy Louis Vuitton SE (France)	3,270	3,085,984

Application Software–3.14%

Manhattan Associates, Inc.(c)	43,452	8,685,186

Synopsys, Inc.(c)	17,520	7,628,383

Tyler Technologies, Inc.(c)	18,966	7,898,770

		24,212,339

Automobile Manufacturers–0.67%

Tesla, Inc.(c)	19,571	5,123,101

Automotive Parts & Equipment–1.23%

Aptiv PLC(c)	92,922	9,486,407

Automotive Retail–0.69%

O’Reilly Automotive, Inc.(c)	5,553	5,304,781

Biotechnology–1.23%

Gilead Sciences, Inc.	123,031	9,481,999

Broadline Retail–4.16%

Amazon.com, Inc.(c)	245,434	31,994,776

Communications Equipment–1.36%

Motorola Solutions, Inc.	35,611	10,443,994

Construction Materials–1.23%

Vulcan Materials Co.	42,070	9,484,261

Consumer Finance–1.41%

American Express Co.	62,409	10,871,648

Consumer Staples Merchandise Retail–1.05%

Walmart, Inc.	51,569	8,105,615

Distillers & Vintners–1.57%

Constellation Brands, Inc., Class A	49,204	12,110,581

Distributors–1.01%

LKQ Corp.	133,520	7,780,210

Diversified Banks–2.37%

JPMorgan Chase & Co.	125,289	18,222,032

	Shares	Value
Diversified Financial Services–1.09%

Equitable Holdings, Inc.	310,005	$ 8,419,736

Electric Utilities–1.09%

American Electric Power Co., Inc.	99,837	8,406,275

Electrical Components & Equipment–0.83%

Hubbell, Inc.	19,259	6,385,514

Environmental & Facilities Services–1.11%

Republic Services, Inc.	56,026	8,581,502

Fertilizers & Agricultural Chemicals–0.89%

Mosaic Co. (The)	195,433	6,840,155

Financial Exchanges & Data–1.08%

Cboe Global Markets, Inc.	60,326	8,325,591

Food Distributors–0.51%

Sysco Corp.	52,931	3,927,480

Health Care Equipment–3.08%

Baxter International, Inc.	127,521	5,809,857

Boston Scientific Corp.(c)	136,414	7,378,633

Zimmer Biomet Holdings, Inc.(b)	72,493	10,554,981

		23,743,471

Health Care Facilities–1.44%

HCA Healthcare, Inc.	36,443	11,059,722

Home Improvement Retail–1.22%

Lowe’s Cos., Inc.	41,504	9,367,453

Hotels, Resorts & Cruise Lines–0.94%

Airbnb, Inc., Class A(b)(c)	56,345	7,221,175

Household Products–2.07%

Procter & Gamble Co. (The)	104,792	15,901,138

Industrial Conglomerates–1.16%

Honeywell International, Inc.	42,981	8,918,558

Industrial Machinery & Supplies & Components–1.07%

Otis Worldwide Corp.	92,929	8,271,610

Insurance Brokers–1.31%

Arthur J. Gallagher & Co.(b)	46,073	10,116,249

Integrated Oil & Gas–2.19%

Chevron Corp.	107,163	16,862,098

Integrated Telecommunication Services–0.97%

Deutsche Telekom AG (Germany)	344,059	7,499,435

Interactive Home Entertainment–1.06%

Electronic Arts, Inc.	63,080	8,181,476

Interactive Media & Services–5.18%

Alphabet, Inc., Class A(c)	178,231	21,334,251

Meta Platforms, Inc., Class A(c)	64,500	18,510,210

		39,844,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

	Shares	Value
Investment Banking & Brokerage–2.19%

Charles Schwab Corp. (The)	164,310	$ 9,313,091

Raymond James Financial, Inc.(b)	72,623	7,536,089

		16,849,180

IT Consulting & Other Services–1.17%

Accenture PLC, Class A	29,105	8,981,221

Life Sciences Tools & Services–1.00%

Danaher Corp.	31,931	7,663,440

Managed Health Care–1.93%

UnitedHealth Group, Inc.	30,932	14,867,157

Multi-line Insurance–1.09%

Hartford Financial Services Group, Inc. (The)	116,666	8,402,285

Multi-Utilities–1.14%

WEC Energy Group, Inc.	99,550	8,784,292

Oil & Gas Exploration & Production–0.84%

APA Corp.	188,514	6,441,523

Oil & Gas Storage & Transportation–0.90%

Cheniere Energy, Inc.	45,287	6,899,927

Other Specialty Retail–0.45%

Bath & Body Works, Inc.	91,674	3,437,775

Pharmaceuticals–4.77%

AstraZeneca PLC, ADR (United Kingdom)	111,115	7,952,500

Eli Lilly and Co.	25,634	12,021,833

Johnson & Johnson	54,378	9,000,647

Pfizer, Inc.	211,988	7,775,720

		36,750,700

Regional Banks–0.66%

M&T Bank Corp.(b)	40,918	5,064,012

Research & Consulting Services–0.63%

Equifax, Inc.(b)	20,656	4,860,357

Restaurants–0.58%

Starbucks Corp.	45,289	4,486,328

Retail REITs–0.42%

Kimco Realty Corp.	162,911	3,212,605

Self-Storage REITs–1.68%

Prologis, Inc.	105,270	12,909,260

Semiconductor Materials & Equipment–0.97%

ASML Holding N.V., New York Shares (Netherlands)	10,327	7,484,493

Investment Abbreviations:

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

	Shares	Value
Semiconductors–4.54%
Advanced Micro Devices, Inc.(c)	69,057	$7,866,283

NVIDIA Corp.	64,099	27,115,159

		34,981,442

Soft Drinks & Non-alcoholic Beverages–1.92%

PepsiCo, Inc.	79,943	14,807,042

Systems Software–7.94%

Microsoft Corp.	179,445	61,108,200

Technology Hardware, Storage & Peripherals–5.42%

Apple, Inc.	215,216	41,745,448

Transaction & Payment Processing Services–2.74%

Fiserv, Inc.(c)	61,184	7,718,362

Visa, Inc., Class A(b)	56,453	13,406,458

		21,124,820

Total Common Stocks & Other Equity Interests (Cost $580,160,736)		765,381,377

Money Market Funds–0.63%

Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	1,706,882	1,706,882

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	1,219,286	1,219,407

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	1,950,722	1,950,722

Total Money Market Funds (Cost $4,877,001)		4,877,011

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $585,037,737)		770,258,388

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.33%

Invesco Private Government Fund, 5.10%(d)(e)(f)	9,335,079	9,335,079

Invesco Private Prime Fund, 5.23%(d)(e)(f)	24,006,889	24,004,487

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,339,567)		33,339,566

TOTAL INVESTMENTS IN SECURITIES–104.37% (Cost $618,377,304)		803,597,954

OTHER ASSETS LESS LIABILITIES–(4.37)%		(33,641,262)

NET ASSETS–100.00%		$769,956,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 3,552,322	$18,171,658	$(20,017,098)	$-	$-	$1,706,882	$80,221
Invesco Liquid Assets Portfolio, Institutional Class	2,538,523	12,979,756	(14,297,929)	(181)	(762)	1,219,407	50,570
Invesco Treasury Portfolio, Institutional Class	4,059,797	20,767,609	(22,876,684)	-	-	1,950,722	79,542
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,748,490	238,190,785	(237,604,196)	-	-	9,335,079	427,273*
Invesco Private Prime Fund	22,496,118	461,209,778	(459,687,710)	(1,090)	(12,609)	24,004,487	1,136,372*
Total	$41,395,250	$751,319,586	$(754,483,617)	$(1,271)	$(13,371)	$38,216,577	$1,773,978

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Information Technology	24.54%

Financials	13.95

Health Care	13.45

Consumer Discretionary	11.34

Industrials	10.54

Communication Services	8.09

Consumer Staples	7.13

Energy	3.92

Utilities	2.23

Materials	2.12

Real Estate	2.10

Money Market Funds Plus Other Assets Less Liabilities	0.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $580,160,736)*	$765,381,377

Investments in affiliated money market funds, at value (Cost $38,216,568)	38,216,577

Cash	57,507

Foreign currencies, at value (Cost $58,687)	59,526

Receivable for:
Fund shares sold	32,411

Dividends	317,524

Investment for trustee deferred compensation and retirement plans	264,802

Other assets	25,633

Total assets	804,355,357

Liabilities:
Payable for:
Fund shares reacquired	443,184

Collateral upon return of securities loaned	33,339,567

Accrued fees to affiliates	317,692

Accrued other operating expenses	15,650

Trustee deferred compensation and retirement plans	282,572

Total liabilities	34,398,665

Net assets applicable to shares outstanding	$769,956,692

Net assets consist of:
Shares of beneficial interest	$547,993,413

Distributable earnings	221,963,279

$769,956,692

Net Assets:
Series I	$749,442,609

Series II	$20,514,083

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	26,066,420

Series II	718,602

Series I:
Net asset value per share	$28.75

Series II:
Net asset value per share	$28.55

*	At June 30, 2023, securities with an aggregate value of $32,882,892 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $14,842)	$5,574,115

Dividends from affiliated money market funds (includes net securities lending income of $45,410)	255,743

Total investment income	5,829,858

Expenses:
Advisory fees	2,237,822

Administrative services fees	597,606

Custodian fees	4,014

Distribution fees - Series II	23,626

Transfer agent fees	17,721

Trustees’ and officers’ fees and benefits	8,671

Reports to shareholders	4,273

Professional services fees	25,662

Other	4,884

Total expenses	2,924,279

Less: Fees waived	(5,111)

Net expenses	2,919,168

Net investment income	2,910,690

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	18,048,909

Affiliated investment securities	(13,371)

Foreign currencies	2,421

18,037,959

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	95,225,477

Affiliated investment securities	(1,271)

Foreign currencies	6,525

95,230,731

Net realized and unrealized gain	113,268,690

Net increase in net assets resulting from operations	$116,179,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income	$2,910,690	$6,182,893

Net realized gain	18,037,959	12,887,996

Change in net unrealized appreciation (depreciation)	95,230,731	(216,367,125)

Net increase (decrease) in net assets resulting from operations	116,179,380	(197,296,236)

Distributions to shareholders from distributable earnings:
Series I	–	(124,557,470)

Series II	–	(3,243,557)

Total distributions from distributable earnings	–	(127,801,027)

Share transactions–net:
Series I	(46,512,542)	30,207,673

Series II	(695,535)	1,190,562

Net increase (decrease) in net assets resulting from share transactions	(47,208,077)	31,398,235

Net increase (decrease) in net assets	68,971,303	(293,699,028)

Net assets:
Beginning of period	700,985,389	994,684,417

End of period	$769,956,692	$700,985,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$24.55	$0.11	$ 4.09	$ 4.20	$ –	$ –	$ –	$28.75	17.11%	$749,443	0.80	%(d)	0.80	%(d)	0.81	%(d)	25%
Year ended 12/31/22	37.79	0.24	(8.10)	(7.86)	(0.30)	(5.08)	(5.38)	24.55	(20.55)	682,777	0.80		0.80		0.78		88
Year ended 12/31/21	30.43	0.25	8.16	8.41	(0.24)	(0.81)	(1.05)	37.79	27.74	969,408	0.80		0.80		0.72		54
Year ended 12/31/20	34.95	0.29	3.89	4.18	(0.48)	(8.22)	(8.70)	30.43	13.85	740,345	0.81		0.81		0.89		50
Year ended 12/31/19	30.94	0.38	8.22	8.60	(0.35)	(4.24)	(4.59)	34.95	28.97	855,744	0.78		0.78		1.08		82
Year ended 12/31/18	36.72	0.25	(3.29)	(3.04)	(0.34)	(2.40)	(2.74)	30.94	(9.40)	858,828	0.79		0.80		0.70		46
Series II
Six months ended 06/30/23	24.40	0.07	4.08	4.15	–	–	–	28.55	17.01	20,514	1.05	(d)	1.05	(d)	0.56	(d)	25
Year ended 12/31/22	37.57	0.16	(8.05)	(7.89)	(0.20)	(5.08)	(5.28)	24.40	(20.75)	18,208	1.05		1.05		0.53		88
Year ended 12/31/21	30.27	0.16	8.11	8.27	(0.16)	(0.81)	(0.97)	37.57	27.42	25,276	1.05		1.05		0.47		54
Year ended 12/31/20	34.81	0.21	3.85	4.06	(0.38)	(8.22)	(8.60)	30.27	13.53	22,009	1.06		1.06		0.64		50
Year ended 12/31/19	30.66	0.29	8.16	8.45	(0.06)	(4.24)	(4.30)	34.81	28.66	22,652	1.03		1.03		0.83		82
Year ended 12/31/18	36.18	0.16	(3.28)	(3.12)	–	(2.40)	(2.40)	30.66	(9.61)	20,203	1.04		1.05		0.45		46

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

Invesco V.I. Core Equity Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $4,458 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign

Invesco V.I. Core Equity Fund

exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.650%

Over $250 million	0.600%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $5,111.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $53,962 for accounting and fund administrative services and was reimbursed $543,644 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $6,158 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Core Equity Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$754,795,958	$10,585,419	$–	$765,381,377

Money Market Funds	4,877,011	33,339,566	–	38,216,577

Total Investments	$759,672,969	$43,924,985	$–	$803,597,954

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $179,367,763 and $218,245,893, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$192,678,084

Aggregate unrealized (depreciation) of investments	(10,452,713)

Net unrealized appreciation of investments	$182,225,371

Cost of investments for tax purposes is $621,372,583.

Invesco V.I. Core Equity Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	273,591	$7,159,419	599,687	$18,584,598

Series II	43,998	1,165,334	74,835	2,327,992

Issued as reinvestment of dividends:
Series I	-	-	5,168,360	124,557,470

Series II	-	-	135,317	3,243,557

Reacquired:
Series I	(2,020,903)	(53,671,961)	(3,609,741)	(112,934,395)

Series II	(71,512)	(1,860,869)	(136,783)	(4,380,987)

Net increase (decrease) in share activity	(1,774,826)	$(47,208,077)	2,231,675	$31,398,235

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,171.10	$4.31	$1,020.83	$4.01	0.80%
Series II	1,000.00	1,170.10	5.65	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and

Invesco V.I. Core Equity Fund

five year periods. The Board considered that the Fund’s stock selection in certain sectors detracted from Fund performance. The Board further considered that the Fund underwent a portfolio management team change in November 2022, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule and the Fund’s total expense ratio relative to peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated

Invesco V.I. Core Equity Fund

securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Core Equity Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Core Plus Bond Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VICPB-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	1.80%
Series II Shares	1.82
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market/Style-Specific Index)	2.09
Lipper VUF Core Plus Bond Funds Index∎ (Peer Group Index)	2.52

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Lipper VUF Core Plus Bond Funds Index is an unmanaged index considered representative of core plus bond variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (5/5/93)	3.72%
10 Years	2.57
5 Years	1.07
1 Year	-0.89
Series II Shares
Inception (3/14/02)	3.06%
10 Years	2.32
5 Years	0.86
1 Year	-0.91

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Core Plus Bond Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Core Plus Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Core Plus Bond Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–50.02%
Advertising–0.01%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$5,000	$4,921

WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	5,000	4,849

		9,770

Aerospace & Defense–0.69%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	4,000	3,838

Lockheed Martin Corp.,
5.10%, 11/15/2027	50,000	50,882

4.45%, 05/15/2028	77,000	75,963

4.75%, 02/15/2034	137,000	136,749

4.15%, 06/15/2053	6,000	5,290

5.20%, 02/15/2055	176,000	181,780

4.30%, 06/15/2062	7,000	6,208

5.90%, 11/15/2063	36,000	41,019

Raytheon Technologies Corp., 5.15%, 02/27/2033	214,000	217,019

TransDigm, Inc., 6.75%, 08/15/2028(b)	124,000	124,625

		843,373

Agricultural & Farm Machinery–0.24%
John Deere Capital Corp., 4.70%, 06/10/2030	293,000	291,272

Agricultural Products & Services–0.23%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	80,000	78,107

Cargill, Inc.,
4.50%, 06/24/2026(b)	126,000	124,326

4.75%, 04/24/2033(b)	79,000	77,912

4.38%, 04/22/2052(b)	7,000	6,301

		286,646

Air Freight & Logistics–0.39%
United Parcel Service, Inc.,
4.88%, 03/03/2033	150,000	151,651

5.05%, 03/03/2053	319,000	324,750

		476,401

Apparel Retail–0.00%
Ross Stores, Inc., 3.38%, 09/15/2024	5,000	4,860

Application Software–0.00%
Salesforce, Inc., 2.90%, 07/15/2051	5,000	3,520

Asset Management & Custody Banks–1.01%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	255,000	253,369

	Principal Amount	Value

Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(c)	$111,000	$108,122

5.83%, 10/25/2033(c)	55,000	57,366

4.71%, 02/01/2034(c)	71,000	68,248

Series J, 4.97%, 04/26/2034(c)	140,000	136,776

Series I, 3.75%(c)(d)	14,000	11,533

BlackRock, Inc., 4.75%, 05/25/2033	248,000	243,888

Blackstone Secured Lending Fund, 2.13%, 02/15/2027	106,000	89,598

Brookfield Corp. (Canada), 4.00%, 01/15/2025	6,000	5,823

Northern Trust Corp., 6.13%, 11/02/2032	68,000	70,530

State Street Corp., 5.16%, 05/18/2034(c)	183,000	181,987

		1,227,240

Automobile Manufacturers–1.54%
American Honda Finance Corp.,
4.70%, 01/12/2028	110,000	109,208

4.60%, 04/17/2030	82,000	80,160

BMW US Capital LLC (Germany), 3.45%, 04/01/2027(b)	5,000	4,746

Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(b)	150,000	149,366

Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	242,000	243,433

7.35%, 11/04/2027	209,000	213,937

6.80%, 05/12/2028	339,000	339,679

7.35%, 03/06/2030	200,000	204,473

7.20%, 06/10/2030	249,000	251,547

Hyundai Capital America,
5.88%, 04/07/2025(b)	2,000	2,000

5.60%, 03/30/2028(b)	185,000	184,174

5.80%, 04/01/2030(b)	35,000	35,266

Toyota Motor Credit Corp., 4.63%, 01/12/2028	64,000	63,486

		1,881,475

Automotive Parts & Equipment–0.82%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	32,000	29,485

ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	146,000	141,953

4.90%, 05/01/2033(b)	229,000	223,956

5.40%, 05/01/2053(b)	218,000	217,812

ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	152,053

7.13%, 04/14/2030(b)	235,000	239,263

		1,004,522

Automotive Retail–0.13%
Advance Auto Parts, Inc.,
1.75%, 10/01/2027	5,000	4,164

5.95%, 03/09/2028	79,000	78,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Automotive Retail–(continued)
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	$53,000	$46,108

Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	35,000	28,758

		157,039

Biotechnology–0.67%
AbbVie, Inc., 3.85%, 06/15/2024	5,000	4,917

Amgen, Inc.,
5.15%, 03/02/2028	185,000	184,966

5.25%, 03/02/2030	84,000	84,232

5.25%, 03/02/2033	190,000	190,333

5.60%, 03/02/2043	166,000	166,616

5.65%, 03/02/2053	185,000	187,484

		818,548

Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	5,000	6,539

Broadline Retail–0.00%
Amazon.com, Inc., 2.88%, 05/12/2041	6,000	4,632

Cable & Satellite–0.44%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	225,000	212,230

7.38%, 03/01/2031(b)	136,000	132,608

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.95% (3 mo. USD LIBOR + 1.65%), 02/01/2024(e)	16,000	16,069

Comcast Corp.,
5.50%, 11/15/2032	101,000	104,988

2.89%, 11/01/2051	2,000	1,342

2.65%, 08/15/2062	4,000	2,382

Cox Communications, Inc.,
5.70%, 06/15/2033(b)	70,000	70,638

2.95%, 10/01/2050(b)	2,000	1,259

		541,516

Cargo Ground Transportation–0.28%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	6,000	5,742

5.75%, 05/24/2026(b)	49,000	48,559

3.40%, 11/15/2026(b)	5,000	4,612

5.70%, 02/01/2028(b)	65,000	64,202

5.55%, 05/01/2028(b)	162,000	159,603

6.20%, 06/15/2030(b)	64,000	64,395

		347,113

Commercial & Residential Mortgage Finance–0.26%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	2,000	1,869

6.25%, 04/15/2028(b)	123,000	122,831

6.38%, 07/15/2030(b)	197,000	195,530

		320,230

	Principal Amount	Value

Computer & Electronics Retail–0.09%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	$2,000	$2,034

5.30%, 10/01/2029	6,000	5,960

Leidos, Inc., 5.75%, 03/15/2033	103,000	102,376

		110,370

Consumer Finance–0.35%
Capital One Financial Corp.,
6.31%, 06/08/2029(c)	207,000	205,774

6.38%, 06/08/2034(c)	186,000	184,770

General Motors Financial Co., Inc., 5.40%, 04/06/2026	36,000	35,599

Synchrony Financial, 4.25%, 08/15/2024	6,000	5,787

		431,930

Consumer Staples Merchandise Retail–0.58%
Dollar General Corp., 5.50%, 11/01/2052	46,000	44,066

Target Corp.,
4.50%, 09/15/2032	54,000	52,731

4.80%, 01/15/2053	80,000	76,640

Walmart, Inc.,
3.90%, 04/15/2028	134,000	130,872

4.00%, 04/15/2030	108,000	105,093

4.10%, 04/15/2033	145,000	140,867

4.50%, 09/09/2052	40,000	39,138

4.50%, 04/15/2053	116,000	113,223

		702,630

Copper–0.02%
Southern Copper Corp. (Mexico), 5.88%, 04/23/2045	18,000	18,419

Distillers & Vintners–0.08%
Brown-Forman Corp., 4.75%, 04/15/2033	52,000	52,219

Constellation Brands, Inc., 4.90%, 05/01/2033	42,000	41,283

		93,502

Diversified Banks–12.27%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032(b)(f)	387,000	400,623

Bank of America Corp.,
6.14% (SOFR + 1.05%), 02/04/2028(e)	9,000	9,014

4.95%, 07/22/2028(c)	46,000	45,214

5.20%, 04/25/2029(c)(f)	378,000	374,105

4.27%, 07/23/2029(c)	6,000	5,697

4.57%, 04/27/2033(c)	37,000	34,806

5.02%, 07/22/2033(c)	65,000	63,622

5.29%, 04/25/2034(c)(f)	363,000	359,790

7.75%, 05/14/2038	232,000	275,658

Bank of Montreal (Canada), 5.30%, 06/05/2026	123,000	122,730

Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)(f)	306,000	318,894

Barclays PLC (United Kingdom),
7.12%, 06/27/2034(c)	248,000	248,041

8.00%(c)(d)	237,000	212,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)
BPCE S.A. (France),
5.60% (SOFR + 0.57%), 01/14/2025(b)(e)	$250,000	$249,580

4.50%, 03/15/2025(b)	185,000	177,633

Citigroup, Inc.,
4.08%, 04/23/2029(c)	6,000	5,654

2.57%, 06/03/2031(c)	1,000	835

6.17%, 05/25/2034(c)(f)	376,000	379,480

3.88%(c)(d)(f)	442,000	371,280

7.38%(c)(d)(f)	426,000	423,936

Series A, 9.34% (3 mo. USD LIBOR + 4.07%)(d)(e)	11,000	11,066

Series V, 4.70%(c)(d)	165,000	142,131

Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)	250,000	231,718

Credit Agricole S.A. (France),
4.38%, 03/17/2025(b)	310,000	298,763

7.88%(b)(c)(d)	200,000	198,323

Discover Bank, 4.65%, 09/13/2028	116,000	107,778

Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	337,000	324,349

Fifth Third Bancorp,
2.38%, 01/28/2025	72,000	67,419

2.55%, 05/05/2027	2,000	1,768

1.71%, 11/01/2027(c)	78,000	66,679

4.77%, 07/28/2030(c)	157,000	146,855

HSBC Holdings PLC (United Kingdom),
4.60%(c)(d)	225,000	171,844

5.21%, 08/11/2028(c)	207,000	202,580

5.40%, 08/11/2033(c)	285,000	278,793

8.11%, 11/03/2033(c)	339,000	376,546

6.55%, 06/20/2034(c)	611,000	609,002

6.33%, 03/09/2044(c)	315,000	326,844

6.00%(c)(d)	200,000	179,250

JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	5,000	4,994

6.16% (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	6,000	6,004

3.63%, 12/01/2027	2,000	1,877

3.78%, 02/01/2028(c)	5,000	4,760

4.32%, 04/26/2028(c)	21,000	20,283

3.54%, 05/01/2028(c)	2,000	1,871

4.85%, 07/25/2028(c)	49,000	48,374

2.96%, 01/25/2033(c)	2,000	1,686

4.59%, 04/26/2033(c)	24,000	22,888

5.72%, 09/14/2033(c)(f)	139,000	141,083

5.35%, 06/01/2034(c)(f)	319,000	321,674

Series W, 6.32%(3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	6,000	5,042

KeyCorp,
3.88%, 05/23/2025(c)	107,000	98,983

2.55%, 10/01/2029	69,000	52,128

Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025	250,000	235,999

4.70%, 01/27/2028	230,000	215,269

Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	200,000	196,180

1.80%, 07/20/2033(c)	213,000	208,995

	Principal Amount	Value

Diversified Banks–(continued)
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)	$200,000	$200,623

5.67%, 09/13/2033(c)	267,000	269,162

5.75%, 07/06/2034(c)	378,000	379,554
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	200,000	202,517

PNC Bank N.A., 2.50%, 08/27/2024	255,000	244,433

PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029(c)(f)	347,000	345,618

4.63%, 06/06/2033(c)	69,000	63,518

6.04%, 10/28/2033(c)	70,000	71,671

5.07%, 01/24/2034(c)	101,000	96,891

Series O, 8.98% (3 mo. USD LIBOR +3.68%)(d)(e)	48,000	48,107

Series V, 6.20%(c)(d)	125,000	116,831

Series W, 6.25%(c)(d)	232,000	208,858

Royal Bank of Canada (Canada),
3.70%, 10/05/2023	5,000	4,976

5.76% (SOFR + 0.71%), 01/21/2027(e)	30,000	29,808

5.00%, 02/01/2033	116,000	113,767

Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	200,000	200,130

6.30%, 07/06/2034(b)(c)	200,000	200,427

7.75%(b)(c)(d)	288,000	285,915

Sumitomo Mitsui Financial Group, Inc. (Japan), 5.77%, 01/13/2033	516,000	531,221

Synovus Bank, 5.63%, 02/15/2028	250,000	226,077

Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	247,000	251,540

Truist Bank, 2.64%, 09/17/2029(c)	390,000	360,161

U.S. Bancorp,
Series W, 3.10%, 04/27/2026	3,000	2,805

4.55%, 07/22/2028(c)	50,000	47,854

5.78%, 06/12/2029(c)	266,000	266,098

4.97%, 07/22/2033(c)	43,000	38,981

5.85%, 10/21/2033(c)	92,000	92,165

4.84%, 02/01/2034(c)	232,000	216,815

5.84%, 06/12/2034(c)	241,000	242,854

Wells Fargo & Co.,
3.58%, 05/22/2028(c)	4,000	3,728

4.81%, 07/25/2028(c)	30,000	29,349

4.90%, 07/25/2033(c)	30,000	28,793

5.39%, 04/24/2034(c)	118,000	117,301

3.07%, 04/30/2041(c)	2,000	1,473

4.75%, 12/07/2046	7,000	5,967

4.61%, 04/25/2053(c)	36,000	31,602

		14,986,308

Diversified Capital Markets–0.71%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	189,000	182,090

Macquarie Group Ltd. (Australia), 5.89%, 06/15/2034(b)(c)	344,000	338,200

UBS Group AG (Switzerland),
4.55%, 04/17/2026	147,000	141,385

4.75%, 05/12/2028(b)(c)	213,000	202,027

		863,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Diversified Chemicals–0.27%
Braskem Netherlands Finance B.V. (Brazil), 7.25%, 02/13/2033(b)	$200,000	$196,676

Celanese US Holdings LLC,
5.90%, 07/05/2024	65,000	64,883

6.05%, 03/15/2025	69,000	68,752

		330,311

Diversified Financial Services–0.52%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	150,000	149,449

5.75%, 06/06/2028	247,000	245,233

OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	241,788

		636,470

Diversified Metals & Mining–0.34%
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	197,458

Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	211,000	212,937

		410,395

Diversified REITs–0.16%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	3,000	2,680

CubeSmart L.P., 2.25%, 12/15/2028	2,000	1,688

Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	200,000	195,065

		199,433

Diversified Support Services–0.14%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	35,000	35,321

7.75%, 03/15/2031(b)	126,000	130,873

		166,194

Drug Retail–0.45%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	239,000	236,462

4.88%, 04/21/2033(b)	215,000	212,959

CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	103,173	99,304

		548,725

Education Services–0.09%
Grand Canyon University, 3.25%, 10/01/2023	50,500	49,869

Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	65,000	64,897

		114,766

Electric Utilities–2.21%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	152,239

American Electric Power Co., Inc., 5.75%, 11/01/2027	50,000	51,114

Duke Energy Carolinas LLC, 5.35%, 01/15/2053	80,000	81,162

Duke Energy Corp., 5.00%, 08/15/2052	59,000	53,990

	Principal Amount	Value

Electric Utilities–(continued)
Duke Energy Indiana LLC, 5.40%, 04/01/2053	$130,000	$131,244

Electricite de France S.A. (France), 9.13%(b)(c)(d)	200,000	205,596

Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	200,000	203,804

Evergy Metro, Inc., 4.95%, 04/15/2033	64,000	63,000

Exelon Corp., 5.60%, 03/15/2053	116,000	117,092

Florida Power & Light Co., 4.80%, 05/15/2033	69,000	68,541

Georgia Power Co.,
4.65%, 05/16/2028	154,000	151,009

4.95%, 05/17/2033	192,000	189,622

Metropolitan Edison Co., 5.20%, 04/01/2028(b)	36,000	35,666

National Rural Utilities Cooperative Finance Corp.,
5.80%, 01/15/2033	34,000	35,582

7.13%, 09/15/2053(c)	180,000	180,457

NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	117,000	117,492

4.63%, 07/15/2027	54,000	52,839

Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	62,000	62,979

PECO Energy Co., 4.90%, 06/15/2033	122,000	121,841

Public Service Co. of Colorado, 5.25%, 04/01/2053	100,000	96,171

Public Service Electric and Gas Co., 5.13%, 03/15/2053	62,000	62,600

San Diego Gas & Electric Co., 5.35%, 04/01/2053	242,000	240,283

Southern Co. (The), 5.70%, 10/15/2032	42,000	43,500

Southwestern Electric Power Co., 5.30%, 04/01/2033	89,000	87,930

Virginia Electric and Power Co., 5.00%, 04/01/2033	96,000	94,936

		2,700,689

Electrical Components & Equipment–0.40%
CenterPoint Energy Houston Electric LLC,
Series AI, 4.45%, 10/01/2032	51,000	49,060

Series AJ, 4.85%, 10/01/2052	52,000	49,412

Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	132,000	131,156

6.30%, 02/15/2030(b)	47,000	46,894

6.40%, 04/15/2033(b)	208,000	207,965

		484,487

Electronic Manufacturing Services–0.27%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	326,000	323,555

Environmental & Facilities Services–0.15%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	95,000	95,684

Republic Services, Inc.,
4.88%, 04/01/2029	31,000	30,975

5.00%, 04/01/2034	59,000	58,909

		185,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Financial Exchanges & Data–0.56%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	$200,000	$170,478

Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	14,000	13,644

4.60%, 03/15/2033	14,000	13,595

4.95%, 06/15/2052	25,000	23,806

3.00%, 09/15/2060	2,000	1,311

5.20%, 06/15/2062	106,000	105,170

Moody’s Corp.,
5.25%, 07/15/2044	2,000	1,968

3.75%, 02/25/2052	9,000	7,145

3.10%, 11/29/2061	14,000	9,230

Nasdaq, Inc.,
5.35%, 06/28/2028	73,000	73,155

5.55%, 02/15/2034	108,000	108,474

5.95%, 08/15/2053	50,000	51,230

6.10%, 06/28/2063	84,000	85,974

S&P Global, Inc.,
2.90%, 03/01/2032	5,000	4,336

3.70%, 03/01/2052	5,000	4,083

3.90%, 03/01/2062	6,000	4,966

		678,565

Gas Utilities–0.17%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	140,000	139,774

Southwest Gas Corp., 5.45%, 03/23/2028	62,000	61,866

		201,640

Health Care Distributors–0.08%
McKesson Corp., 5.10%, 07/15/2033	91,000	91,367

Health Care Equipment–0.06%
Becton, Dickinson and Co., 4.69%, 02/13/2028	69,000	68,102

Health Care Facilities–0.34%
HCA, Inc., 5.90%, 06/01/2053	211,000	209,226

UPMC,
5.04%, 05/15/2033	162,000	158,213

5.38%, 05/15/2043	54,000	52,991

		420,430

Health Care REITs–0.00%
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	2,000	1,842

2.00%, 03/15/2031	2,000	1,537

Physicians Realty L.P., 4.30%, 03/15/2027	2,000	1,885

		5,264

Health Care Services–0.72%
CVS Health Corp.,
5.00%, 01/30/2029	139,000	137,735

5.25%, 01/30/2031	42,000	41,881

5.30%, 06/01/2033	164,000	163,827

5.88%, 06/01/2053	77,000	79,017

6.00%, 06/01/2063	81,000	83,416

	Principal Amount	Value

Health Care Services–(continued)
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	$94,000	$74,247

Series 2042, 2.72%, 01/01/2042	91,000	63,258

2.86%, 01/01/2052	104,000	67,255

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	276,000	165,625

		876,261

Health Care Supplies–0.20%
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	249,000	243,190

Home Improvement Retail–0.56%
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	4,000	3,780

5.00%, 04/15/2033	78,000	77,195

5.15%, 07/01/2033	171,000	171,023

5.75%, 07/01/2053	50,000	50,989

5.80%, 09/15/2062	80,000	79,179

5.85%, 04/01/2063	298,000	297,366

		679,532

Hotels, Resorts & Cruise Lines–0.20%
Expedia Group, Inc., 3.25%, 02/15/2030	135,000	117,603

Marriott International, Inc., 4.90%, 04/15/2029	136,000	132,379

		249,982

Independent Power Producers & Energy Traders–0.13%
AES Corp. (The), 2.45%, 01/15/2031	2,000	1,618

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	130,150

Vistra Corp., 7.00%(b)(c)(d)	32,000	27,956

		159,724

Industrial Conglomerates–0.40%
Honeywell International, Inc.,
4.25%, 01/15/2029	163,000	158,748

5.00%, 02/15/2033	157,000	160,186

4.50%, 01/15/2034	177,000	173,244

		492,178

Industrial Machinery & Supplies & Components–0.13%
nVent Finance S.a.r.l. (United
Kingdom), 5.65%, 05/15/2033	166,000	163,338

Insurance Brokers–0.05%
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	62,000	63,182

Integrated Oil & Gas–1.29%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	221,000	217,892

4.89%, 09/11/2033	123,000	121,790

Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	8,502

8.88%, 01/13/2033	375,000	371,660

5.88%, 05/28/2045	12,000	8,233

Occidental Petroleum Corp., 4.63%, 06/15/2045	142,000	110,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Integrated Oil & Gas–(continued)
Petrobras Global Finance B.V. (Brazil), 6.50%, 07/03/2033	$315,000	$308,700

Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	303,000	274,425

6.70%, 02/16/2032	51,000	38,823

10.00%, 02/07/2033(b)	120,000	110,025

		1,570,129

Integrated Telecommunication Services–0.16%
AT&T, Inc.,
4.30%, 02/15/2030	6,000	5,698

2.55%, 12/01/2033	6,000	4,715

5.40%, 02/15/2034	179,000	179,396

Verizon Communications, Inc., 2.85%, 09/03/2041	6,000	4,272

		194,081

Interactive Media & Services–0.28%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	25,000	23,464

Meta Platforms, Inc.,
4.45%, 08/15/2052	49,000	42,640

4.65%, 08/15/2062	66,000	58,025

5.75%, 05/15/2063	215,000	222,685

		346,814

Investment Banking & Brokerage–1.30%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)	189,000	189,004

5.85%, 05/19/2034(c)	190,000	192,961

Series K, 5.00%(c)(d)	38,000	31,938

Goldman Sachs Group, Inc. (The),
3.50%, 11/16/2026	2,000	1,876

5.88% (SOFR + 0.79%), 12/09/2026(e)	109,000	108,168

2.62%, 04/22/2032(c)	4,000	3,282

3.21%, 04/22/2042(c)	2,000	1,480

Series V, 4.13%(c)(d)	134,000	112,186

Morgan Stanley,
5.00%, 11/24/2025	10,000	9,835

5.12%, 02/01/2029(c)	59,000	58,223

5.16%, 04/20/2029(c)(f)	426,000	421,117

2.70%, 01/22/2031(c)	1,000	851

5.25%, 04/21/2034(c)(f)	410,000	405,047

5.95%, 01/19/2038(c)	46,000	45,430

3.22%, 04/22/2042(c)	2,000	1,519

		1,582,917

Leisure Products–0.01%
Brunswick Corp., 5.10%, 04/01/2052	10,000	7,427

Life & Health Insurance–1.21%
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	97,000	96,972

MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	784,000	640,968

Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	6,000	5,591

MetLife, Inc., 5.25%, 01/15/2054	143,000	138,543

New York Life Global Funding, 4.55%, 01/28/2033(b)	129,000	124,373

	Principal Amount	Value

Life & Health Insurance–(continued)
Pacific Life Global Funding II, 5.89% (SOFR + 0.80%), 03/30/2025(b)(e)	$166,000	$165,825

Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,357

Principal Financial Group, Inc.,
5.38%, 03/15/2033	128,000	126,966

5.50%, 03/15/2053	170,000	161,568

Prudential Financial, Inc., 5.20%, 03/15/2044(c)	8,000	7,921

Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	7,000	6,262

		1,476,346

Managed Health Care–0.79%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	205,000	150,777

3.00%, 06/01/2051	215,000	150,723

UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	1,948

5.25%, 02/15/2028	72,000	73,453

4.25%, 01/15/2029	97,000	94,300

4.00%, 05/15/2029	38,000	36,342

5.30%, 02/15/2030	127,000	130,197

5.35%, 02/15/2033	107,000	111,251

4.50%, 04/15/2033	43,000	41,906

5.05%, 04/15/2053	94,000	93,502

5.20%, 04/15/2063	78,000	78,105

		962,504

Motorcycle Manufacturers–0.16%
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(b)	200,000	191,777

Movies & Entertainment–0.10%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	64,000	53,979

5.14%, 03/15/2052	34,000	27,707

5.39%, 03/15/2062	54,000	44,044

		125,730

Multi-Family Residential REITs–0.00%
Mid-America Apartments L.P., 2.88%, 09/15/2051	2,000	1,293

Multi-line Insurance–0.19%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	237,547

Multi-Utilities–0.32%
Ameren Corp., 2.50%, 09/15/2024	4,000	3,835

Ameren Illinois Co., 4.95%, 06/01/2033	110,000	109,195

Dominion Energy, Inc., 5.38%, 11/15/2032	128,000	128,521

NiSource, Inc., 5.25%, 03/30/2028	42,000	42,008

WEC Energy Group, Inc.,
5.15%, 10/01/2027	56,000	55,956

4.75%, 01/15/2028	46,000	44,993

		384,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Office REITs–0.31%
Boston Properties L.P.,
2.90%, 03/15/2030	$48,000	$38,616

3.25%, 01/30/2031	40,000	32,635

2.55%, 04/01/2032	73,000	55,097

2.45%, 10/01/2033	76,000	54,842

Brandywine Operating Partnership L.P., 7.55%, 03/15/2028	98,000	88,271

Office Properties Income Trust,
4.25%, 05/15/2024	79,000	74,580

4.50%, 02/01/2025	34,000	29,409

		373,450

Oil & Gas Drilling–0.12%
Valaris Ltd., 8.38%, 04/30/2030(b)	151,000	151,654

Oil & Gas Equipment & Services–0.22%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	110,000	107,133

Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	200,000	158,694

		265,827

Oil & Gas Exploration & Production–0.59%
Apache Corp., 7.75%, 12/15/2029	94,000	96,984

Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	110,000	107,536

Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	106,000	107,330

8.75%, 07/01/2031(b)	123,000	124,851

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	189,970	152,869

Murphy Oil Corp., 6.38%, 07/15/2028	23,000	22,693

Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	110,000	112,442

		724,705

Oil & Gas Refining & Marketing–0.31%
Cosan Luxembourg S.A. (Brazil),
7.50%, 06/27/2030(b)	220,000	218,064

Phillips 66, 5.30%, 06/30/2033	166,000	165,610

		383,674

Oil & Gas Storage & Transportation–1.39%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(b)	133,000	133,553

Enbridge, Inc. (Canada),
5.70%, 03/08/2033	163,000	165,312

7.38%, 01/15/2083(c)	84,000	82,581

7.63%, 01/15/2083(c)	64,000	64,472

Energy Transfer L.P., 4.00%, 10/01/2027	6,000	5,623

Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	68,000	66,499

GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	200,000	204,569

6.51%, 02/23/2042(b)	200,000	208,141

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
4.80%, 02/01/2033	$38,000	$35,864

5.20%, 06/01/2033	148,000	143,494

5.45%, 08/01/2052	84,000	76,789

MPLX L.P.,
4.25%, 12/01/2027	6,000	5,702

5.00%, 03/01/2033	97,000	92,953

4.95%, 03/14/2052	21,000	17,861

Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	58,000	58,924

Targa Resources Corp., 6.25%, 07/01/2052	35,000	34,259

Western Midstream Operating L.P., 6.15%, 04/01/2033	135,000	136,252

Williams Cos., Inc. (The), 5.65%, 03/15/2033	168,000	170,295

		1,703,143

Other Specialty Retail–0.05%
Tractor Supply Co., 5.25%, 05/15/2033	62,000	61,546

Packaged Foods & Meats–0.44%
Conagra Brands, Inc., 4.60%, 11/01/2025	5,000	4,889

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	5,000	4,109

Mars, Inc.,
4.55%, 04/20/2028(b)	217,000	213,667

4.65%, 04/20/2031(b)	109,000	108,277

McCormick & Co., Inc., 4.95%, 04/15/2033	54,000	53,025

Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	200,000	156,638

		540,605

Paper & Plastic Packaging Products & Materials–0.02%
Sealed Air Corp./Sealed Air Corp US, 6.13%, 02/01/2028(b)	19,000	18,881

Passenger Airlines–0.52%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	163,305	142,530

Series 2021-1, Class A, 2.88%, 07/11/2034	5,839	4,893

British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	64,924	53,666

Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	28,908	28,290

4.75%, 10/20/2028(b)	61,977	60,210

United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	30,903	30,676

5.80%, 07/15/2037	308,000	313,506

		633,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Personal Care Products–0.60%
Kenvue, Inc.,
5.05%, 03/22/2028(b)	$89,000	$89,777

5.00%, 03/22/2030(b)	166,000	167,701

4.90%, 03/22/2033(b)	199,000	201,475

5.10%, 03/22/2043(b)	86,000	87,490

5.05%, 03/22/2053(b)	98,000	100,121

5.20%, 03/22/2063(b)	83,000	85,046

		731,610

Pharmaceuticals–1.76%
Eli Lilly and Co., 4.88%, 02/27/2053	80,000	82,233

Mayo Clinic, Series 2021, 3.20%, 11/15/2061	93,000	63,089

Merck & Co., Inc.,
4.05%, 05/17/2028	175,000	172,089

4.30%, 05/17/2030(f)	410,000	401,536

4.50%, 05/17/2033	121,000	120,076

4.90%, 05/17/2044(f)	332,000	333,071

5.00%, 05/17/2053	90,000	91,244

5.15%, 05/17/2063	57,000	58,270

Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	85,000	84,001

4.45%, 05/19/2028	236,000	232,073

4.75%, 05/19/2033	184,000	183,378

5.30%, 05/19/2053	319,000	331,909

		2,152,969

Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	83,000	80,701

Property & Casualty Insurance–0.08%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,640

Fairfax Financial Holdings Ltd. (Canada), 3.38%, 03/03/2031	8,000	6,761

Travelers Cos., Inc. (The), 5.45%, 05/25/2053	86,000	90,085

		98,486

Rail Transportation–0.48%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	220,000	224,621

CSX Corp., 4.50%, 11/15/2052	55,000	49,745

Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	204,000	139,192

Union Pacific Corp.,
4.50%, 01/20/2033	73,000	71,830

5.15%, 01/20/2063	97,000	97,458

		582,846

Real Estate Development–0.00%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	2,000	1,463

Regional Banks–0.92%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	11,000	10,206

2.50%, 02/06/2030	2,000	1,570

2.64%, 09/30/2032	6,000	4,245

5.64%, 05/21/2037(c)	59,000	50,860

Series G, 4.00%(c)(d)	32,000	24,039

	Principal
	Amount	Value

Regional Banks–(continued)
Huntington Bancshares, Inc., 4.00%, 05/15/2025	$6,000	$5,755

M&T Bank Corp.,
3.55%, 07/26/2023	172,000	171,675

5.05%, 01/27/2034(c)	95,000	86,824

Santander Holdings USA, Inc., 3.50%, 06/07/2024	2,000	1,943

Truist Financial Corp.,
6.05%, 06/08/2027(c)	191,000	191,165

4.87%, 01/26/2029(c)	103,000	99,067

4.92%, 07/28/2033(c)	110,000	100,595

6.12%, 10/28/2033(c)	69,000	70,063

5.12%, 01/26/2034(c)	105,000	99,541

5.87%, 06/08/2034(c)	206,000	206,178

		1,123,726

Reinsurance–0.32%
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(c)	65,000	46,203

Reinsurance Group of America, Inc., 4.70%, 09/15/2023	2,000	1,995

RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	355,000	347,993

		396,191

Research & Consulting Services–0.00%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	3,000	2,662

Restaurants–0.07%
McDonald’s Corp., 5.15%, 09/09/2052	84,000	83,793

Retail REITs–0.06%
Agree L.P., 2.00%, 06/15/2028	4,000	3,333

Kimco Realty OP LLC, 2.70%, 10/01/2030	4,000	3,303

Kite Realty Group L.P., 4.00%, 10/01/2026	7,000	6,284

Kite Realty Group Trust, 4.75%, 09/15/2030	6,000	5,401

Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,734

5.63%, 10/13/2032	46,000	46,528

2.85%, 12/15/2032	2,000	1,630

Regency Centers L.P., 2.95%, 09/15/2029	2,000	1,717

Spirit Realty L.P.,
3.20%, 01/15/2027	2,000	1,802

2.10%, 03/15/2028	2,000	1,678

2.70%, 02/15/2032	2,000	1,533
		74,943

Self-Storage REITs–0.82%
Extra Space Storage L.P., 5.70%, 04/01/2028	61,000	60,996

Prologis L.P.,
4.63%, 01/15/2033	94,000	91,905

4.75%, 06/15/2033	253,000	247,380

5.25%, 06/15/2053	323,000	317,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Self-Storage REITs–(continued)
Prologis, L.P.,
4.88%, 06/15/2028	$144,000	$142,816

5.13%, 01/15/2034	138,000	137,099

		997,923

Semiconductors–0.29%
Broadcom, Inc.,
4.15%, 11/15/2030	6,000	5,523

3.14%, 11/15/2035(b)	6,000	4,604

4.93%, 05/15/2037(b)	6,000	5,433
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	326,000	325,091

QUALCOMM, Inc.,
2.15%, 05/20/2030	5,000	4,302

3.25%, 05/20/2050	5,000	3,754

		348,707

Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	2,000	1,583

Soft Drinks & Non-alcoholic Beverages–0.15%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	200,000	178,840

Sovereign Debt–1.32%
Airport Authority (Hong Kong), 4.88%, 01/12/2033(b)	200,000	203,925

Colombia Government International Bond (Colombia), 8.00%, 04/20/2033	200,000	203,421

Israel Government International Bond (Israel), 4.50%, 01/17/2033	215,000	211,947

Mexico Government International Bond (Mexico), 6.34%, 05/04/2053	200,000	204,231

Philippine Government International Bond (Philippines),
4.63%, 07/17/2028	202,000	202,754

5.50%, 01/17/2048	209,000	214,713

Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	5,000	5,254

Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	30,000	29,323

6.63%, 02/17/2028(b)	138,000	142,180

7.13%, 01/17/2033(b)	186,000	197,449

		1,615,197

Specialized Finance–0.20%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	4,000	3,756

Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	256,000	245,287

		249,043

Specialty Chemicals–0.43%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	177,261

8.75%, 05/03/2029(b)	200,000	195,041

5.50%, 03/18/2031	200,000	157,675

		529,977

	Principal
	Amount	Value

Steel–0.41%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	$100,000	$102,629

POSCO (South Korea),
5.63%, 01/17/2026(b)	200,000	199,187

5.75%, 01/17/2028(b)	200,000	202,977

		504,793

Systems Software–0.48%
Microsoft Corp., 2.53%, 06/01/2050	2,000	1,385

Oracle Corp.,
6.25%, 11/09/2032	226,000	239,994

4.90%, 02/06/2033	161,000	156,342

6.90%, 11/09/2052	94,000	105,599

5.55%, 02/06/2053	88,000	85,278

		588,598

Technology Hardware, Storage & Peripherals–0.01%
Apple, Inc.,
4.38%, 05/13/2045	5,000	4,752

4.25%, 02/09/2047	2,000	1,909

2.55%, 08/20/2060	7,000	4,625

2.80%, 02/08/2061	5,000	3,382

		14,668

Telecom Tower REITs–0.00%
American Tower Corp., 4.00%, 06/01/2025	5,000	4,832

Tobacco–1.13%
Philip Morris International, Inc.,
5.00%, 11/17/2025	41,000	40,805

5.13%, 11/17/2027	65,000	65,246

4.88%, 02/15/2028(f)	389,000	383,387

5.13%, 02/15/2030	430,000	425,544

5.75%, 11/17/2032	37,000	37,912

5.38%, 02/15/2033(f)	427,000	426,295

		1,379,189

Trading Companies & Distributors–0.37%
Air Lease Corp., 3.00%, 09/15/2023	2,000	1,988

Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)	199,000	197,050

GATX Corp., 4.90%, 03/15/2033	48,000	45,549

Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	105,000	91,714

3.15%, 06/15/2031(b)	156,000	120,183

		456,484

Transaction & Payment Processing Services–0.21%
Mastercard, Inc., 4.85%, 03/09/2033(f)	246,000	250,304

Wireless Telecommunication Services–0.64%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	87,500	86,387

5.15%, 03/20/2028(b)	198,550	196,508

T-Mobile USA, Inc.,
5.05%, 07/15/2033	131,000	128,684

3.40%, 10/15/2052	9,000	6,432

5.65%, 01/15/2053	164,000	166,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Wireless Telecommunication Services–(continued)
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	$200,000	$143,000

Vodafone Group PLC (United Kingdom),
4.13%, 06/04/2081(c)	30,000	23,833

5.13%, 06/04/2081(c)	33,000	23,988

		775,477

Total U.S. Dollar Denominated Bonds & Notes (Cost $62,744,639)		61,088,239

Asset-Backed Securities–25.65%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	2,610	2,576

AmeriCredit Automobile Receivables Trust,
Series 2019-2, Class C, 2.74%, 04/18/2025	30,512	30,384

Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	275,556

Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	131,538

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	332,336

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	37,158	34,365

Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	119,578	108,567

Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	16,346	14,968

Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	85,875	70,125

Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	204,125	168,830

Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(i)	356,939	311,146

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	520,332

Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	99,652

Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	349,054

Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	731,000	717,559

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(h)	70,000	65,256

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	31,297	25,725

Series 2007-C, Class 1A4, 3.97%, 05/20/2036(h)	10,252	9,143

Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	20,179	16,429

Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	1,511,171	59,097

	Principal
	Amount	Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	$310,051	$261,784

Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	310,051	250,371

Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	290,401	249,275

Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	320,341	270,472

Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	390,609	315,424

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	23,902	22,700

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	25,714	24,708

Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(j)	1,274,110	23,396

Series 2018-B3, Class C, 4.68%, 04/10/2051(h)	42,000	32,775

Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	77,823

Series 2019-B14, Class C, 3.90%, 12/15/2062(h)	83,700	62,534

Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	56,904

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	81,887	76,151

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.04% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(e)	235,000	229,394

Series 2021-VOLT, Class A, 5.89% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(e)	250,000	242,221

Series 2021-VOLT, Class B, 6.14% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(e)	225,000	215,773

Series 2021-VOLT, Class D, 6.84% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(e)	100,000	94,774

BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	130,000	125,451

Series 2022-LBA6, Class A, 6.15% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	320,000	312,609

Series 2022-LBA6, Class B, 6.45% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	230,000	224,033

Series 2022-LBA6, Class C, 6.75% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	100,000	96,689

CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	57,956	57,874

Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	99,857

CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.02%, 11/13/2050(j)	639,274	15,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.23% (3 mo. USD LIBOR + 0.98%), 04/20/2031(b)(e)	$250,000	$248,134

Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	4,034	3,724

Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	22,433	19,909

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	25,224	21,782

Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	31,425	27,141

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.95%, 01/25/2036(h)	29,917	26,336

Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.13%, 11/10/2046(j)	253,333	58

Series 2014-GC21, Class AA, 3.48%, 05/10/2047	13,620	13,498

Series 2017-C4, Class XA, IO, 1.17%, 10/12/2050(j)	1,721,686	53,346

Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	66,332	64,528

Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	309,528	249,950

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	4,901	4,865

Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	190,799	158,814

Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	242,411	208,053

Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(i)	240,693	213,364

Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(h)	321,232	295,485

COMM Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	16,733	16,342

Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	680,294

Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	164,135

Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	437,117

Series 2015-CR25, Class B, 4.67%, 08/10/2048(h)	72,000	67,063

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	2,544	2,307

Series 2005-26, Class 1A8, 5.50%, 11/25/2035	29,931	19,253

Series 2005-J4, Class A7, 5.50%, 11/25/2035	3,367	2,796

Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(i)	4,326	4,258

	Principal
	Amount	Value

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	$44,277	$37,141

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	97,942	81,696

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	363,042	333,048

Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(h)	115,000	100,465

Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	292,469	280,097

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	643,692

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.04%, 06/25/2034(h)	6,914	6,446

CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	95,736	50,419

DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	48,125	44,075

Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	48,125	45,034

Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	105,458	92,425

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.34% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(e)	100,056	98,461

DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	22,649	22,475

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(h)	19,130	17,704

Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	12,848	12,272

Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	31,649	26,361

Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	239,601	200,261

Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(i)	270,240	260,790

Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	121,454	119,564

Extended Stay America Trust, Series 2021-ESH, Class B, 6.57% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(e)	110,830	108,283

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	54,807	24,219

Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	485,234	417,173

Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	159,653	137,259

GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(h)	18,813	17,382

GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.28%, 04/19/2036(h)	32,417	25,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.32% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(e)	$260,000	$257,249

Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 6.35% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(e)	330,000	324,816

GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.88% (1 mo. Term SOFR + 0.73%), 08/15/2036(b)(e)	125,000	124,201

GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	45,000	44,587

Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	5,008	4,987

Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	42,851

Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	244,565

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	270,649	232,202

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.66%, 07/25/2035(h)	10,576	9,873

Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	98,638

Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	90,134

Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	104,000	97,500

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	296,803

Series 2013-LC11, Class AS, 3.22%, 04/15/2046	20,044	18,970

Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	212,045

JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 4.05%, 07/25/2035(h)	13,676	13,369

Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	359,127	290,473

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	245,000	221,439

Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	190,666

Series 2015-C27, Class XA, IO, 1.28%, 02/15/2048(j)	1,848,254	24,690

KKR CLO 30 Ltd., Series 30A, Class A1R, 6.28% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(e)	268,000	265,494

Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(h)	8,560	502

	Principal
	Amount	Value

Life Mortgage Trust,
Series 2021-BMR, Class A, 5.96% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	$152,360	$148,607

Series 2021-BMR, Class B, 6.14% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	334,210	324,575

Series 2021-BMR, Class C, 6.36% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	108,127	104,258

Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.42% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(e)	742,000	736,509

MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.35% (1 mo. USD LIBOR + 0.20%), 08/25/2036(e)	35,588	13,012

Med Trust,
Series 2021-MDLN, Class A, 6.14% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(e)	263,734	256,036

Series 2021-MDLN, Class B, 6.64% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(e)	112,460	108,719

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	199,058	170,760

Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	193,410	165,603

Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	6,137	5,688

MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(h)	247,793	200,097

Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(h)	280,816	240,502

Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	272,478	229,638

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.89% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(e)	125,000	121,843

Series 2021-STOR, Class B, 6.09% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(e)	105,000	101,783

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	44,113	43,148

Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	565,539

Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	545,615	17,052

Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	73,695

Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	51,464

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(h)	209,644	167,526

MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	26,532	24,644

MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	21,165	20,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.29% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	$280,217	$279,203

Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.32% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(e)	250,000	247,749

New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	15,630	14,199

Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	21,003	18,990

Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	237,109	209,659

OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	277,818	233,777

Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(h)	320,684	286,133

Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(i)	228,146	206,236

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(i)	235,000	199,682

Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	240,520	206,814

OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.22% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(e)	250,000	247,797

Series 2020-8RA, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(e)	433,000	428,969

Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 6.30% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(e)	465,639	462,654

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(e)	400,000	397,591

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.51% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	287,936	285,427

One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	114,000	92,834

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	309,004	252,227

Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	3,503	3,498

Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	492,794	457,563

Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	238,858	203,300

Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	252,530	240,375

Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.42% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(e)	236,736	235,170

	Principal Amount	Value

Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	$256	$194

Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,418	2,691

Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	22,362	21,176

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	223,421	210,385

Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	29,040	28,963

Series 2019-3, Class D, 2.68%, 10/15/2025	12,960	12,937

SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	364,443	321,733

Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(h)	119,943	104,799

Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	48,583	44,154

Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	157,200	126,562

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	157,200	117,960

STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	152,166	130,334

Starwood Mortgage Residential Trust,

Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	10,019	9,276

Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	25,540	22,646

Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	372,880	303,413

Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	285,406	241,363

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.23%, 09/25/2034(h)	3,495	3,380

Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 5.63%, 11/25/2033(h)	30,547	29,265

Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.55% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(e)	250,000	247,533

Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	415,335

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	363,733	312,493

Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(h)	16,573	15,723

TICP CLO XV Ltd., Series 2020-15A, Class A, 6.53% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	521,000	516,529

TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	352,000	336,967

Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(h)	3,262	3,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	$278,898	$235,372

UBS Commercial Mortgage Trust,

Series 2017-C5, Class XA, IO, 1.22%, 11/15/2050(j)	968,151	28,366

Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	71,865

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(i)	53,272	49,992

Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(i)	55,203	51,955

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(h)	10,450	10,184

Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(h)	91,463	76,534

Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(h)	299,316	254,891

Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	103,640	92,408

Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(i)	236,341	206,438

Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(i)	261,672	240,114

Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(i)	100,694	97,203

Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(i)	145,808	145,962

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	53,503	47,336

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.23%, 10/25/2033(h)	20,492	19,386

Series 2005-AR14, Class 1A4, 3.90%, 12/25/2035(h)	44,350	41,978

Series 2005-AR16, Class 1A1, 3.88%, 12/25/2035(h)	22,905	20,930

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	55,744	54,970

Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(j)	861,065	26,567

Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	56,700	51,509

WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	53,268	50,160

Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	125,737

Series 2014-LC14, Class AS, 4.35%, 03/15/2047(h)	145,000	141,992

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	502,549	420,430

Total Asset-Backed Securities (Cost $34,638,872)		31,334,220

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–17.61%
Collateralized Mortgage Obligations–0.80%
Fannie Mae Interest STRIPS, IO,
7.50%, 11/25/2023 to 11/25/2029(k)	$10,670	$1,510

7.00%, 02/25/2028 to 04/25/2032(k)	56,835	10,291

6.50%, 04/25/2029 to 02/25/2033(j)(k)	179,339	26,381

6.00%, 02/25/2033 to 03/25/2036(j)(k)	153,558	24,931

5.50%, 09/25/2033 to 06/25/2035(j)(k)	227,515	35,693

Fannie Mae REMICs, PO,
0.00%, 09/25/2023(l)	188	188

IO, 3.00%, 11/25/2027(k)	37,193	1,442

1.95% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(e)(k)	28,674	1,478

2.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(e)(k)	2,007	160

2.75% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(k)	41,280	3,339

2.10% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(k)	2,108	170

2.80% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(k)	10,069	816

2.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032 to 12/18/2032(e)(k)	3,992	368

2.95% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(e)(k)	3,249	297

1.85% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(e)(k)	10,277	690

2.65% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(k)	326	31

2.85% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(e)(k)	151,905	14,972

2.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(k)	13,786	784

3.10% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(k)	58,845	7,261

7.00%, 04/25/2033(k)	2,025	278

0.90% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(k)	28,750	1,457

1.60% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(e)(k)	10,490	524

1.45% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(k)	20,215	999

1.55% (6.70% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(k)	77,018	4,930

3.50%, 08/25/2035(k)	176,604	21,145

0.95% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(e)(k)	68,559	4,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
4.00%, 04/25/2041 to 08/25/2047(k)	$61,944	$7,959

1.40% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(k)	18,962	1,324

1.00% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(k)	44,452	4,332

5.50%, 07/25/2046(k)	51,107	6,977

0.75% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(e)(k)	288,718	19,195

6.50%, 10/25/2028 to 10/25/2031	45,051	45,450

6.00%, 11/25/2028 to 12/25/2031	49,069	49,598

5.40% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	441	436

5.68% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	28,137	32,098

5.32% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	32,648	37,021

6.09% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	10,484	10,556

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	3,867,686	10,613

Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,599,684	22,324

Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	2,002,954	25,828

Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,003,127	43,520

Series K083, Class AM, 4.03%, 10/25/2028(h)	23,000	22,240

Series K085, Class AM, 4.06%, 10/25/2028(h)	23,000	22,324

Series K089, Class AM, 3.63%, 01/25/2029(h)	39,000	37,070

Series K088, Class AM, 3.76%, 01/25/2029(h)	92,000	88,049

Series K093, Class X1, IO, 1.09%, 05/25/2029(j)	1,678,150	74,121

Freddie Mac REMICs,
6.75%, 02/15/2024	187	186

6.50%, 02/15/2028 to 06/15/2032	191,907	193,752

8.00%, 03/15/2030	325	336

6.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032(e)	422	428

3.50%, 05/15/2032	6,979	6,589

6.02% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	4,230	4,889

5.51% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	609	598

IO, 2.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(e)(k)	36,279	937

3.00%, 06/15/2027 to 05/15/2040(k)	130,622	5,502

2.50%, 05/15/2028(k)	29,229	1,135

3.59% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(e)(k)	59	1

2.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(e)(k)	612	33

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
1.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(k)	$158,867	$7,021

1.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(k)	16,414	780

1.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(k)	17,516	816

1.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(k)	4,775	159

1.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(k)	3,263	293

0.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(e)(k)	3,371	266

0.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(k)	112,994	7,923

1.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(k)	28,321	1,660

0.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(k)	43,108	3,870

4.00%, 03/15/2045(k)	14,198	732

Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(l)	4,164	3,915

IO, 3.00%, 12/15/2027(k)	53,717	2,586

3.27%, 12/15/2027(j)	13,709	586

7.00%, 09/01/2029(k)	1,358	178

7.50%, 12/15/2029(k)	26,784	3,801

6.00%, 12/15/2032(k)	16,936	2,076

		977,023

Federal Home Loan Mortgage Corp. (FHLMC)–0.21%
9.00%, 01/01/2025 to 05/01/2025	540	544

6.50%, 07/01/2028 to 04/01/2034	35,748	36,615

6.00%, 10/01/2029	38,355	38,953

7.00%, 10/01/2031 to 10/01/2037	24,571	24,865

5.00%, 12/01/2034	712	709

5.50%, 09/01/2039	68,922	70,459

4.00%, 11/01/2048 to 07/01/2049	87,592	83,703

		255,848

Federal National Mortgage Association (FNMA)–12.49%
7.00%, 01/01/2030 to 12/01/2032	6,249	6,345

3.50%, 12/01/2030 to 05/01/2047	329,074	306,615

6.50%, 09/01/2031 to 01/01/2034	2,454	2,514

7.50%, 01/01/2033	1,012	1,038

5.50%, 02/01/2035 to 05/01/2036	38,867	39,793

TBA, 2.00%, 07/01/2038 to 07/01/2053(m)	1,286,000	1,107,637

3.50%, 07/01/2053(m)	3,400,000	3,098,648

5.00%, 07/01/2053(m)	6,135,000	6,011,821

5.50%, 07/01/2053(m)	4,700,000	4,677,602

		15,252,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–4.11%
7.00%, 12/15/2023 to 08/15/2031	$549	$554

6.50%, 11/15/2031	712	737

6.00%, 11/15/2032	560	571

4.00%, 07/20/2049	26,856	25,655

IO, 2.34% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(e)(k)	6,681	1

1.39% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(k)	22,401	1,425

1.49% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(k)	140,735	7,224

4.50%, 09/16/2047(k)	111,880	17,503

1.04% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(k)	106,826	8,735

TBA, 2.00%, 07/01/2053(m)	345,000	290,056

4.50%, 07/01/2053(m)	2,685,000	2,591,654

5.50%, 07/01/2053(m)	2,088,000	2,078,376

		5,022,491

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,967,674)		21,507,375

U.S. Treasury Securities–11.56%
U.S. Treasury Bills–0.22%(n)
4.74% - 5.21%, 04/18/2024(o)	283,000	271,265

U.S. Treasury Bonds–3.20%
3.88%, 05/15/2043(f)	2,438,600	2,379,921

3.63%, 02/15/2053	1,584,000	1,520,640

		3,900,561

U.S. Treasury Notes–8.14%
4.25%, 05/31/2025	426,500	421,160

4.13%, 06/15/2026	223,000	220,770

3.63%, 05/31/2028	5,647,000	5,523,913

3.75%, 05/31/2030	412,600	406,895

3.38%, 05/15/2033	3,493,400	3,369,493

		9,942,231

Total U.S. Treasury Securities (Cost $14,182,470)		14,114,057

Agency Credit Risk Transfer Notes–0.87%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 10.15% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	5,583	5,622

Series 2019-R03, Class 1M2, 7.30% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)	817	818

Series 2022-R03, Class 1M1, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	297,963	299,241

Series 2022-R04, Class 1M1, 7.07% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	163,373	163,816

Series 2023-R02, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	99,484	99,926

	Principal Amount	Value

Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 9.15% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	$30,224	$30,569

Series 2022-DNA3, Class M1A, STACR®, 7.07% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(e)	220,629	221,343

Series 2022-HQA3, Class M1, STACR®, 7.37% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	129,938	130,827

Series 2023-DNA1, Class M1, STACR®, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	80,089	80,295

Series 2020-DNA5, Class M2, STACR®, 7.87% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(e)	24,622	25,046

Total Agency Credit Risk Transfer Notes (Cost $1,053,411)		1,057,503

	Shares

Preferred Stocks–0.62%
Diversified Banks–0.30%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	6,000	5,998

Citigroup, Inc., 6.25%, Series T, Pfd.(c)	20,000	19,731

Citigroup, Inc., 5.00%, Series U, Pfd.(c)	313,000	292,949

Citigroup, Inc., 4.00%, Series W, Pfd.(c)	39,000	33,394

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	11,520

		363,592

Diversified Financial Services–0.10%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	130,000	121,056

Integrated Telecommunication Services–0.08%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	100,000	100,870

Investment Banking & Brokerage–0.13%
Goldman Sachs Group, Inc. (The), 8.21% (3 mo. USD LIBOR + 2.87%), Series P, Pfd.(e)	27,000	26,773

Morgan Stanley, 6.88%, Series F, Pfd.	5,000	126,600

		153,373

Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	2,000	1,853

Multi-Utilities–0.01%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	18,000	17,383

Total Preferred Stocks (Cost $801,455)		758,127

	Principal Amount

Municipal Obligations–0.57%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$150,000	140,349

Series 2022, RB, 4.35%, 06/01/2041	110,000	101,490

California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	145,000	101,637

Series 2021 B, Ref. RB, 2.94%, 11/01/2052	220,000	154,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount		Value

Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		$280,000	$204,916

Total Municipal Obligations (Cost $905,000)			703,254

Non-U.S. Dollar Denominated Bonds & Notes–0.09%(p)
Movies & Entertainment–0.09%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	106,553

	Shares

Money Market Funds–8.70%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(q)(r)		3,713,578	3,713,578

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(q)(r)		2,668,824	2,669,090

Invesco Treasury Portfolio, Institutional Class, 5.03%(q)(r)		4,244,089	4,244,089

Total Money Market Funds (Cost $10,626,940)			10,626,757

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-115.69% (Cost $148,032,026)			141,296,085

Investment Abbreviations:

Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.13%
Invesco Private Government Fund, 5.10%(q)(r)(s)	1,413,786	$1,413,786

Invesco Private Prime Fund, 5.23%(q)(r)(s)	3,635,427	3,635,063

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,049,173)		5,048,849

TOTAL INVESTMENTS IN SECURITIES–119.82% (Cost $153,081,199)		146,344,934

OTHER ASSETS LESS LIABILITIES–(19.82)%		(24,209,474)

NET ASSETS–100.00%		$122,135,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $43,363,438, which represented 35.50% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2023.
(f)	All or a portion of this security was out on loan at June 30, 2023.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2023.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2023.

(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Zero coupon bond issued at a discount.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1P.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	December 31, 2022	at Cost	from Sales	(Depreciation)	(Loss)	June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,101,727	$16,430,636	$(13,818,785)	$ -	$ -	$3,713,578	$56,565
Invesco Liquid Assets Portfolio, Institutional Class	809,883	11,736,168	(9,876,279)	(341)	(341)	2,669,090	38,792
Invesco Treasury Portfolio, Institutional Class	1,259,116	18,777,870	(15,792,897)	-	-	4,244,089	60,176
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,875,660	33,390,890	(34,852,764)	-	-	1,413,786	41,038*
Invesco Private Prime Fund	7,393,608	75,890,630	(79,644,594)	(607)	(3,974)	3,635,063	113,657*
Total	$13,439,994	$156,226,194	$(153,985,319)	$(948)	$(4,315)	$15,675,606	$310,228

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	18	September-2023	$3,660,188	$(49,321)	$(49,321)

U.S. Treasury 5 Year Notes	8	September-2023	856,750	(368)	(368)

U.S. Treasury 10 Year Notes	80	September-2023	8,981,250	(122,399)	(122,399)

U.S. Treasury Long Bonds	29	September-2023	3,680,281	6,570	6,570

U.S. Treasury Ultra Bonds	27	September-2023	3,677,906	32,250	32,250

Subtotal–Long Futures Contracts				(133,268)	(133,268)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 10 Year Ultra Notes	104	September-2023	(12,317,500)	129,897	129,897

Total Futures Contracts				$(3,371)	$(3,371)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized
Date	Counterparty	Deliver		Receive		Appreciation

Currency Risk

08/17/2023	Goldman Sachs International	EUR	161,000	USD	178,383	$2,328

Abbreviations:

EUR –Euro

USD –U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2023

U.S. Dollar Denominated Bonds & Notes	50.02%

Asset-Backed Securities	25.65

U.S. Government Sponsored Agency Mortgage-Backed Securities	17.61

U.S. Treasury Securities	11.56

Security Types Each Less Than 1% of Portfolio	2.15

Money Market Funds Plus Other Assets Less Liabilities	(6.99)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $137,405,086)*	$130,669,328

Investments in affiliated money market funds, at value (Cost $15,676,113)	15,675,606

Other investments:
Variation margin receivable - futures contracts	32,987

Unrealized appreciation on forward foreign currency contracts outstanding	2,328

Cash	1,711

Foreign currencies, at value (Cost $89,912)	90,329

Receivable for:
Investments sold	1,235,995

Fund shares sold	438,850

Dividends	41,255

Interest	1,027,818

Investment for trustee deferred compensation and retirement plans	73,299

Other assets	537

Total assets	149,290,043

Liabilities:
Payable for:
Investments purchased	1,940,975

TBA sales commitment	20,020,744

Fund shares reacquired	17,195

Collateral upon return of securities loaned	5,049,173

Accrued fees to affiliates	49,632

Accrued other operating expenses	1,245

Trustee deferred compensation and retirement plans	75,619

Total liabilities	27,154,583

Net assets applicable to shares outstanding	$122,135,460

Net assets consist of:
Shares of beneficial interest	$143,811,979

Distributable earnings (loss)	(21,676,519)

$122,135,460

Net Assets:
Series I	$92,278,843

Series II	$29,856,617

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	16,297,542

Series II	5,335,263

Series I:
Net asset value per share	$5.66
Series II:

Net asset value per share	$5.60

*	At June 30, 2023, securities with an aggregate value of $4,920,851 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $820)	$2,707,890

Dividends	4,671

Dividends from affiliated money market funds (includes net securities lending income of $14,578)	170,111

Total investment income	2,882,672

Expenses:
Advisory fees	271,435

Administrative services fees	99,039

Custodian fees	13,970

Distribution fees - Series II	35,294

Transfer agent fees	2,977

Trustees’ and officers’ fees and benefits	6,911

Reports to shareholders	4,295

Professional services fees	27,227

Other	912

Total expenses	462,060

Less: Fees waived	(61,432)

Net expenses	400,628

Net investment income	2,482,044

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,585,774)

Affiliated investment securities	(4,315)

Foreign currencies	3,803

Forward foreign currency contracts	(8,734)

Futures contracts	(55,782)

Swap agreements	15,201

(3,635,601)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,334,475

Affiliated investment securities	(948)

Foreign currencies	(2,005)

Forward foreign currency contracts	7,477

Futures contracts	(44,164)

3,294,835

Net realized and unrealized gain (loss)	(340,766)

Net increase in net assets resulting from operations	$2,141,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income	$2,482,044	$3,049,881

Net realized gain (loss)	(3,635,601)	(11,089,021)

Change in net unrealized appreciation (depreciation)	3,294,835	(2,352,658)

Net increase (decrease) in net assets resulting from operations	2,141,278	(10,391,798)

Distributions to shareholders from distributable earnings:
Series I	–	(601,736)

Series II	–	(184,268)

Total distributions from distributable earnings	–	(786,004)

Share transactions–net:
Series I	160,136	59,831,606

Series II	1,300,755	28,045,510

Net increase in net assets resulting from share transactions	1,460,891	87,877,116

Net increase in net assets	3,602,169	76,699,314

Net assets:
Beginning of period	118,533,291	41,833,977

End of period	$122,135,460	$118,533,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$5.56	$0.12	$(0.02)	$0.10	$-	$-	$-	$5.66	1.80%	$92,279	0.60	%(d)	0.71	%(d)	4.18	%(d)	239%
Year ended 12/31/22	6.55	0.19	(1.15)	(0.96)	(0.03)	(0.00)	(0.03)	5.56	(14.54)	90,481	0.61		0.71		3.28		507
Year ended 12/31/21	6.93	0.12	(0.17)	(0.05)	(0.10)	(0.23)	(0.33)	6.55	(0.65)	39,799	0.61		0.92		1.77		377
Year ended 12/31/20	6.47	0.13	0.50	0.63	(0.13)	(0.04)	(0.17)	6.93	9.72	34,881	0.59		0.88		1.92		375
Year ended 12/31/19	6.00	0.19	0.47	0.66	(0.19)	-	(0.19)	6.47	11.06	24,769	0.59		1.13		2.94		464
Year ended 12/31/18	6.38	0.22	(0.37)	(0.15)	(0.23)	-	(0.23)	6.00	(2.37)	17,019	0.59		1.78		3.57		339
Series II
Six months ended 06/30/23	5.50	0.11	(0.01)	0.10	-	-	-	5.60	1.82	29,857	0.85	(d)	0.96	(d)	3.93	(d)	239
Year ended 12/31/22	6.49	0.17	(1.13)	(0.96)	(0.03)	(0.00)	(0.03)	5.50	(14.68)	28,052	0.86		0.96		3.03		507
Year ended 12/31/21	6.89	0.10	(0.17)	(0.07)	(0.10)	(0.23)	(0.33)	6.49	(1.01)	2,035	0.86		1.17		1.52		377
Year ended 12/31/20	6.45	0.11	0.49	0.60	(0.12)	(0.04)	(0.16)	6.89	9.33	629	0.84		1.13		1.67		375
Year ended 12/31/19	5.97	0.17	0.49	0.66	(0.18)	-	(0.18)	6.45	11.00	359	0.84		1.38		2.69		464
Year ended 12/31/18	6.35	0.20	(0.37)	(0.17)	(0.21)	-	(0.21)	5.97	(2.64)	117	0.84		2.03		3.32		339

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $96,195,733 in connection with the acquisition of Invesco V.I. Core Bond Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund

Invesco V.I. Core Plus Bond Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for

Invesco V.I. Core Plus Bond Fund

return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the

Invesco V.I. Core Plus Bond Fund

seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2023, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

Q.

LIBOR Transition Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates will no longer be published after June 2023.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

T.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Invesco V.I. Core Plus Bond Fund

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the

U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.450%

Next $500 million	0.425%

Next $1.5 billion	0.400%

Next $2.5 billion	0.375%

Over $5 billion	0.350%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.45%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.61% and Series II shares to 0.86% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $61,432.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $9,080 for accounting and fund administrative services and was reimbursed $89,959 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Core Plus Bond Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$60,447,271	$640,968	$61,088,239

Asset-Backed Securities	–	31,334,220	–	31,334,220

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	21,507,375	–	21,507,375

U.S. Treasury Securities	–	14,114,057	–	14,114,057

Agency Credit Risk Transfer Notes	–	1,057,503	–	1,057,503

Preferred Stocks	138,120	620,007	–	758,127

Municipal Obligations	–	703,254	–	703,254

Non-U.S. Dollar Denominated Bonds & Notes	–	106,553	–	106,553

Money Market Funds	10,626,757	5,048,849	–	15,675,606

Total Investments in Securities	10,764,877	134,939,089	640,968	146,344,934

Other Investments - Assets*

Futures Contracts	168,717	–	–	168,717

Forward Foreign Currency Contracts	–	2,328	–	2,328

	168,717	2,328	–	171,045

Other Investments - Liabilities*

Futures Contracts	(172,088)	–	–	(172,088)

Total Other Investments	(3,371)	2,328	–	(1,043)

Total Investments	$10,761,506	$134,941,417	$640,968	$146,343,891

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$168,717	$168,717

Unrealized appreciation on forward foreign currency contracts outstanding	2,328	–	2,328

Total Derivative Assets	2,328	168,717	171,045

Derivatives not subject to master netting agreements	–	(168,717)	(168,717)

Total Derivative Assets subject to master netting agreements	$2,328	$–	$2,328

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(172,088)

Derivatives not subject to master netting agreements	172,088

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

Invesco V.I. Core Plus Bond Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2023.

Financial
	Derivative		Collateral
	Assets		(Received)/Pledged
	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Goldman Sachs International	$2,328	$2,328	$–	$–	$2,328

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit	Currency	Interest
	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(8,734)	$ -	$(8,734)

Futures contracts	-	-	(55,782)	(55,782)

Swap agreements	15,201	-	-	15,201

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	7,477	-	7,477

Futures contracts	-	-	(44,164)	(44,164)

Total	$15,201	$(1,257)	$(99,946)	$(86,002)

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures	Swap
	Contracts	Contracts	Agreements

Average notional value	$167,741	$29,026,393	$2,466,000

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$11,569,977	$5,249,269	$16,819,246

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Core Plus Bond Fund

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $64,361,017 and $58,805,432, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$784,060

Aggregate unrealized (depreciation) of investments	(7,579,988)

Net unrealized appreciation (depreciation) of investments	$(6,795,928)

    Cost of investments for tax purposes is $153,139,819.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	1,445,686	$8,276,495	5,438,509	$31,749,903

Series II	925,965	5,182,959	1,486,428	8,605,760

Issued as reinvestment of dividends:
Series I	-	-	111,639	601,736

Series II	-	-	34,506	184,268

Issued in connection with acquisitions:(b)
Series I	-	-	10,656,101	62,695,269

Series II	-	-	4,740,576	27,617,431

Reacquired:
Series I	(1,426,233)	(8,116,359)	(6,007,774)	(35,215,302)

Series II	(690,671)	(3,882,204)	(1,475,061)	(8,361,949)

Net increase in share activity	254,747	$1,460,891	14,984,924	$87,877,116

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 29, 2022, the Fund acquired all the net assets of Invesco V.I. Core Bond Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on December 1, 2021 and by the shareholders of the Target Fund on March 31, 2022. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 15,396,677 shares of the Fund for 13,299,193 shares outstanding of the Target Fund as of the close of business on April 29, 2022. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 29, 2022. The Target Fund’s net assets as of the close of business on April 29, 2022 of $90,312,700, including $(7,939,177) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $39,211,509 and $129,524,209 immediately after the acquisition. The pro forma results of operations for the year ended December 31, 2022 assuming the reorganization had been completed on January 1, 2022, the beginning of the semi-annual reporting period are as follows:

Net investment income	$3,796,352

Net realized/unrealized gains	(25,736,916)

Change in net assets resulting from operations	$(21,940,564)

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Invesco V.I. Core Bond Fund that have been included in the Fund’s Statement of Operations since April 30, 2022.

Invesco V.I. Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,018.00	$3.00	$1,021.82	$3.01	0.60%
Series II	1,000.00	1,018.20	4.25	1,020.58	4.26	0.85

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Plus Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Plus Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one year period, the second quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

Invesco V.I. Core Plus Bond Fund

performance of Series II shares of the Fund was below the performance of the Index for the one and five year periods, reasonably comparable to the performance of the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the

Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the

Invesco V.I. Core Plus Bond Fund

federal securities laws and consistent with best execution obligations.

Invesco V.I. Core Plus Bond Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Discovery Mid Cap Growth Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIDMCG-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	10.58%
Series II Shares	10.40
Russell Midcap Growth Index▼	15.94

Source(s): ▼RIMES Technologies Corp.

The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (8/15/86)	9.58%
10 Years	11.80
5 Years	9.53
1 Year	14.70

Series II Shares
Inception (10/16/00)	3.44%
10 Years	11.52
5 Years	9.24
1 Year	14.40

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Discovery Mid Cap Growth Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (renamed Invesco V.I. Discovery Mid Cap Growth Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Discovery Mid Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Discovery Mid Cap Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Discovery Mid Cap Growth Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.38%
Advertising–1.61%

Trade Desk, Inc. (The), Class A(b)	179,082	$ 13,828,712

Aerospace & Defense–4.46%

Axon Enterprise, Inc.(b)(c)	43,552	8,497,866

Howmet Aerospace, Inc.	254,648	12,620,355

TransDigm Group, Inc.	19,372	17,321,861

		38,440,082

Application Software–11.08%

Cadence Design Systems, Inc.(b)	34,829	8,168,097

Datadog, Inc., Class A(b)	123,099	12,110,480

Fair Isaac Corp.(b)	6,528	5,282,523

HubSpot, Inc.(b)	31,762	16,900,243

Manhattan Associates, Inc.(b)	107,086	21,404,350

Procore Technologies, Inc.(b)(c)	73,268	4,767,549

Samsara, Inc., Class A(b)(c)	297,305	8,238,321

Synopsys, Inc.(b)	42,601	18,548,901

		95,420,464

Asset Management & Custody Banks–1.82%

Ares Management Corp., Class A	94,380	9,093,513

KKR & Co., Inc., Class A(c)	117,441	6,576,696

		15,670,209

Automotive Parts & Equipment–1.31%

Aptiv PLC(b)	44,590	4,552,193

Mobileye Global, Inc., Class A (Israel)(b)	175,571	6,745,438

		11,297,631

Automotive Retail–1.36%

O’Reilly Automotive, Inc.(b)	12,251	11,703,380

Biotechnology–1.73%

Alnylam Pharmaceuticals, Inc.(b)(c)	22,417	4,257,885

Exact Sciences Corp.(b)(c)	85,348	8,014,177

Sarepta Therapeutics, Inc.(b)(c)	22,727	2,602,696

		14,874,758

Building Products–0.53%

Trane Technologies PLC	24,006	4,591,388

Cargo Ground Transportation–2.58%

Old Dominion Freight Line, Inc.	42,786	15,820,124

Saia, Inc.(b)(c)	18,744	6,418,133

		22,238,257

Casinos & Gaming–2.36%

DraftKings, Inc., Class A(b)	243,184	6,461,399

Las Vegas Sands Corp.(b)	239,570	13,895,060

		20,356,459

Communications Equipment–2.82%

Arista Networks, Inc.(b)	64,816	10,504,081

Motorola Solutions, Inc.	46,992	13,781,814

		24,285,895

	Shares	Value
Construction & Engineering–4.61%

Comfort Systems USA, Inc.	55,178	$ 9,060,228

Quanta Services, Inc.	95,532	18,767,261

WillScot Mobile Mini Holdings Corp.(b)	248,877	11,893,832

		39,721,321

Construction Materials–1.74%

Eagle Materials, Inc.(c)	30,693	5,721,789

Vulcan Materials Co.	41,064	9,257,468

		14,979,257

Copper–0.50%

Freeport-McMoRan, Inc.	108,694	4,347,760

Electrical Components & Equipment–2.37%

AMETEK, Inc.	77,152	12,489,366

Rockwell Automation, Inc.(c)	24,107	7,942,051

		20,431,417

Environmental & Facilities Services–1.06%

Clean Harbors, Inc.(b)	28,351	4,661,755

Waste Connections, Inc.	30,988	4,429,115

		9,090,870

Financial Exchanges & Data–1.74%

FactSet Research Systems, Inc.	10,957	4,389,922

MSCI, Inc.	22,594	10,603,138

		14,993,060

Footwear–1.54%

Deckers Outdoor Corp.(b)	16,143	8,518,015

On Holding AG, Class A (Switzerland)(b)	143,402	4,732,266

		13,250,281

Health Care Distributors–0.53%

McKesson Corp.	10,640	4,546,578

Health Care Equipment–9.82%

DexCom, Inc.(b)	129,390	16,627,909

IDEXX Laboratories, Inc.(b)	32,935	16,540,945

Inspire Medical Systems, Inc.(b)	32,997	10,712,146

Insulet Corp.(b)	48,631	14,022,263

Penumbra, Inc.(b)(c)	25,923	8,919,067

ResMed, Inc.	41,772	9,127,182

Shockwave Medical, Inc.(b)(c)	30,044	8,574,858

		84,524,370

Health Care Facilities–1.89%

Encompass Health Corp.	110,733	7,497,732

Tenet Healthcare Corp.(b)	107,882	8,779,437

		16,277,169

Health Care Supplies–1.39%

Align Technology, Inc.(b)	14,096	4,984,909

Cooper Cos., Inc. (The)	18,209	6,981,877

		11,966,786

Homebuilding–2.90%

D.R. Horton, Inc.(c)	142,497	17,340,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

	Shares	Value
Homebuilding–(continued)

TopBuild Corp.(b)	28,544	$ 7,593,275

		24,933,735

Hotels, Resorts & Cruise Lines–0.77%

Hilton Worldwide Holdings, Inc.	45,269	6,588,903

Industrial Machinery & Supplies & Components–3.35%

Ingersoll Rand, Inc.	154,747	10,114,264

Lincoln Electric Holdings, Inc.(c)	43,600	8,660,268

Parker-Hannifin Corp.	25,744	10,041,190

		28,815,722

Insurance Brokers–1.17%

Arthur J. Gallagher & Co.	45,887	10,075,409

Internet Services & Infrastructure–2.31%

MongoDB, Inc.(b)	38,546	15,842,020

Snowflake, Inc., Class A(b)	23,011	4,049,476

		19,891,496

Life Sciences Tools & Services–3.56%

Bruker Corp.	83,869	6,199,596

ICON PLC(b)	8,840	2,211,768

Mettler-Toledo International, Inc.(b)	6,560	8,604,358

West Pharmaceutical Services, Inc.	35,563	13,601,781

		30,617,503

Movies & Entertainment–1.16%

Liberty Media Corp.-Liberty Formula One, Class C(b)	132,962	10,009,379

Oil & Gas Exploration & Production–0.92%

Diamondback Energy, Inc.	60,069	7,890,664

Oil & Gas Storage & Transportation–1.50%

Cheniere Energy, Inc.	42,491	6,473,929

Targa Resources Corp.	84,420	6,424,362

		12,898,291

Packaged Foods & Meats–1.90%

Hershey Co. (The)	20,571	5,136,579

Lamb Weston Holdings, Inc.	97,576	11,216,361

		16,352,940

Property & Casualty Insurance–0.42%

Kinsale Capital Group, Inc.	9,741	3,645,082

Real Estate Services–1.06%

CoStar Group, Inc.(b)	102,950	9,162,550

Reinsurance–0.72%

Everest Re Group Ltd.	18,220	6,228,689

Research & Consulting Services–0.84%

KBR, Inc.(c)	111,418	7,248,855

Restaurants–3.13%

Chipotle Mexican Grill, Inc.(b)	9,408	20,123,712

Yum! Brands, Inc.(c)	49,166	6,811,949

		26,935,661

	Shares	Value
Semiconductor Materials & Equipment–0.87%

Entegris, Inc.	67,806	$7,514,261

Semiconductors–6.04%

First Solar, Inc.(b)	41,362	7,862,503

GLOBALFOUNDRIES, Inc.(b)	118,113	7,627,738

Lattice Semiconductor Corp.(b)	153,347	14,732,046

Monolithic Power Systems, Inc.	31,461	16,996,176

Silicon Laboratories, Inc.(b)(c)	30,233	4,768,953

		51,987,416

Soft Drinks & Non-alcoholic Beverages–1.75%

Celsius Holdings, Inc.(b)	29,442	4,392,452

Monster Beverage Corp.(b)	185,114	10,632,948

		15,025,400

Systems Software–1.71%

Palo Alto Networks, Inc.(b)	57,513	14,695,147

Trading Companies & Distributors–2.46%

United Rentals, Inc.	10,314	4,593,546

W.W. Grainger, Inc.	21,031	16,584,836

		21,178,382

Transaction & Payment Processing Services–0.99%

FleetCor Technologies, Inc.(b)	33,876	8,505,586

Total Common Stocks & Other Equity Interests (Cost $681,360,081)		847,037,175

Money Market Funds–1.46%

Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	4,502,804	4,502,804

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	2,938,855	2,939,149

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	5,146,061	5,146,061

Total Money Market Funds (Cost $12,587,855)		12,588,014

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $693,947,936)		859,625,189

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.79%
Invesco Private Government Fund, 5.10%(d)(e)(f)	13,959,032	13,959,032

Invesco Private Prime Fund, 5.23%(d)(e)(f)	35,898,245	35,894,655

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,853,822)		49,853,687

TOTAL INVESTMENTS IN SECURITIES–105.63% (Cost $743,801,758)		909,478,876

OTHER ASSETS LESS LIABILITIES–(5.63)%		(48,478,861)

NET ASSETS–100.00%		$861,000,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 2,288,866	$70,923,355	$(68,709,417)	$ -	$-	$4,502,804	$ 153,248
Invesco Liquid Assets Portfolio, Institutional Class	1,357,638	50,659,539	(49,078,155)	(413)	540	2,939,149	105,459
Invesco Treasury Portfolio, Institutional Class	2,615,846	81,055,262	(78,525,047)	-	-	5,146,061	174,838
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,276,162	129,061,447	(131,378,577)	-	-	13,959,032	214,998	*
Invesco Private Prime Fund	41,852,987	244,909,253	(250,849,722)	(972)	(16,891)	35,894,655	594,757	*
Total	$64,391,499	$576,608,856	$(578,540,918)	$(1,385)	$(16,351)	$62,441,701	$1,243,300

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Information Technology	24.83%

Industrials	22.27

Health Care	18.91

Consumer Discretionary	13.36

Financials	6.87

Consumer Staples	3.64

Communication Services	2.77

Energy	2.42

Materials	2.25

Real Estate	1.06

Money Market Funds Plus Other Assets Less Liabilities	1.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $681,360,081)*	$847,037,175

Investments in affiliated money market funds, at value (Cost $62,441,677)	62,441,701

Cash	539,068

Receivable for:
Investments sold	5,176,587

Fund shares sold	418,015

Dividends	253,909

Investment for trustee deferred compensation and retirement plans	135,695

Other assets	604

Total assets	916,002,754

Liabilities:
Payable for:
Investments purchased	3,978,092

Fund shares reacquired	640,768

Collateral upon return of securities loaned	49,853,822

Accrued fees to affiliates	366,964

Accrued other operating expenses	19,777

Trustee deferred compensation and retirement plans	143,316

Total liabilities	55,002,739

Net assets applicable to shares outstanding	$861,000,015

Net assets consist of:
Shares of beneficial interest	$749,368,149

Distributable earnings	111,631,866

$861,000,015

Net Assets:
Series I	$714,389,614

Series II	$146,610,401

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	11,639,476

Series II	2,774,450

Series I:
Net asset value per share	$61.38

Series II:
Net asset value per share	$52.84

*	At June 30, 2023, securities with an aggregate value of $49,109,504 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $4,586)	$2,289,727

Dividends from affiliated money market funds (includes net securities lending income of $162,503)	596,048

Total investment income	2,885,775

Expenses:
Advisory fees	2,798,396

Administrative services fees	662,131

Custodian fees	6,089

Distribution fees - Series II	168,197

Transfer agent fees	20,883

Trustees’ and officers’ fees and benefits	9,235

Reports to shareholders	4,249

Professional services fees	25,190

Other	6,587

Total expenses	3,700,957

Less: Fees waived	(10,274)

Net expenses	3,690,683

Net investment income (loss)	(804,908)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,826,253)

Affiliated investment securities	(16,351)

Foreign currencies	26

(3,842,578)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	87,387,379

Affiliated investment securities	(1,385)

87,385,994

Net realized and unrealized gain	83,543,416

Net increase in net assets resulting from operations	$82,738,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income (loss)	$(804,908)	$(1,469,860)

Net realized gain (loss)	(3,842,578)	(48,076,559)

Change in net unrealized appreciation (depreciation)	87,385,994	(332,968,914)

Net increase (decrease) in net assets resulting from operations	82,738,508	(382,515,333)

Distributions to shareholders from distributable earnings:
Series I	–	(206,696,771)

Series II	–	(44,601,731)

Total distributions from distributable earnings	–	(251,298,502)

Share transactions–net:
Series I	(28,089,561)	156,145,773

Series II	2,102,730	29,702,404

Net increase (decrease) in net assets resulting from share transactions	(25,986,831)	185,848,177

Net increase (decrease) in net assets	56,751,677	(447,965,658)

Net assets:
Beginning of period	804,248,338	1,252,213,996

End of period	$861,000,015	$804,248,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/23	$55.51	$(0.04)		$5.91	$5.87	$–	$–	$–	$61.38	10.58%	$714,390	0.87	%(e)	0.87	%(e)	(0.16	)%(e)	72%
Year ended 12/31/22	114.63	(0.10)		(35.03)	(35.13)	–	(23.99)	(23.99)	55.51	(30.98)	673,217	0.84		0.86		(0.12)		97
Year ended 12/31/21	106.94	(0.62)		21.29	20.67	–	(12.98)	(12.98)	114.63	19.09	1,043,224	0.80		0.83		(0.54)		77
Year ended 12/31/20	83.82	(0.32)		30.78	30.46	(0.04)	(7.30)	(7.34)	106.94	40.70	963,414	0.80		0.86		(0.37)		87
Year ended 12/31/19	68.65	0.04	(f)	26.04	26.08	–	(10.91)	(10.91)	83.82	39.37	693,424	0.80		0.87		0.05	(f)	76
Year ended 12/31/18	84.21	(0.19)		(3.07)	(3.26)	–	(12.30)	(12.30)	68.65	(6.08)	586,273	0.80		0.86		(0.23)		104
Series II
Six months ended 06/30/23	47.85	(0.10)		5.09	4.99	–	–	–	52.84	10.43	146,610	1.12	(e)	1.12	(e)	(0.41	)(e)	72
Year ended 12/31/22	103.76	(0.27)		(31.65)	(31.92)	–	(23.99)	(23.99)	47.85	(31.14)	131,031	1.09		1.11		(0.37)		97
Year ended 12/31/21	98.05	(0.83)		19.52	18.69	–	(12.98)	(12.98)	103.76	18.79	208,990	1.05		1.08		(0.79)		77
Year ended 12/31/20	77.70	(0.50)		28.15	27.65	–	(7.30)	(7.30)	98.05	40.24	196,217	1.05		1.11		(0.62)		87
Year ended 12/31/19	64.41	(0.14	)(f)	24.34	24.20	–	(10.91)	(10.91)	77.70	39.01	51,312	1.05		1.12		(0.19	)(f)	76
Year ended 12/31/18	79.87	(0.37)		(2.79)	(3.16)	–	(12.30)	(12.30)	64.41	(6.31)	35,054	1.05		1.11		(0.48)		104

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $123,217,891 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Mid Cap Growth Fund into the Fund.

(e)	Annualized.
(f)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended December 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.13) and (0.16)% for Series I Shares and $(0.30) and (0.40)% for Series II Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Discovery Mid Cap Growth Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $16,197 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

Invesco V.I. Discovery Mid Cap Growth Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $700 million	0.600%

Over $1.5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net asset (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $10,274.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $58,380 for accounting and fund administrative services and was reimbursed $603,751 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $8,719 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco V.I. Discovery Mid Cap Growth Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$847,037,175	$–	$–	$847,037,175

Money Market Funds	12,588,014	49,853,687	–	62,441,701

Total Investments	$859,625,189	$49,853,687	$–	$909,478,876

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$45,478,130	$–	$45,478,130

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $584,354,377 and $616,545,161, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$167,998,198

Aggregate unrealized (depreciation) of investments	(6,124,322)

Net unrealized appreciation of investments	$161,873,876

Cost of investments for tax purposes is $747,605,000.

Invesco V.I. Discovery Mid Cap Growth Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	255,924	$14,610,566	1,298,308	$110,808,156

Series II	300,215	15,074,345	395,251	30,034,349

Issued as reinvestment of dividends:
Series I	-	-	3,664,187	206,696,771

Series II	-	-	916,788	44,601,731

Reacquired:
Series I	(743,493)	(42,700,127)	(1,936,003)	(161,359,154)

Series II	(263,875)	(12,971,615)	(588,007)	(44,933,676)

Net increase (decrease) in share activity	(451,229)	$(25,986,831)	3,750,524	$185,848,177

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Discovery Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,105.80	$4.54	$1,020.48	$4.36	0.87%
Series II	1,000.00	1,104.00	5.84	1,019.24	5.61	1.12

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Discovery Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Discovery Mid Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Growth Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted

Invesco V.I. Discovery Mid Cap Growth Fund

that performance of Series II shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that stock selection in and underweight exposure to certain sectors negatively impacted the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s management fees and total expense ratio were within the range of the Fund’s peers.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco

Invesco V.I. Discovery Mid Cap Growth Fund

Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Discovery Mid Cap Growth Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Diversified Dividend Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIDDI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	3.32%
Series II Shares	3.19
S&P 500 Index▼ (Broad Market Index)	16.89
Russell 1000 Value Index▼ (Style-Specific Index)	5.12
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	5.69
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (3/1/90)	7.92%
10 Years	8.55
5 Years	7.40
1 Year	10.20

Series II Shares
Inception (6/5/00)	5.80%
10 Years	8.28
5 Years	7.13
1 Year	9.90

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Series Dividend Growth Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Dividend Growth Fund (renamed Invesco V.I. Diversified Dividend Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Diversified Dividend Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Diversified Dividend Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Diversified Dividend Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.65%
Aerospace & Defense–2.52%
Raytheon Technologies Corp.	113,899	$11,157,546

Air Freight & Logistics–1.75%
United Parcel Service, Inc., Class B	43,240	7,750,770

Apparel Retail–0.74%
TJX Cos., Inc. (The)	38,867	3,295,533

Apparel, Accessories & Luxury Goods–0.08%
Columbia Sportswear Co.	4,451	343,795

Application Software–1.12%
Intuit, Inc.	10,879	4,984,649

Asset Management & Custody Banks–1.53%
State Street Corp.(b)	92,610	6,777,200

Building Products–1.00%
Trane Technologies PLC	23,226	4,442,205

Cable & Satellite–1.64%
Comcast Corp., Class A	174,487	7,249,935

Construction Machinery & Heavy Transportation Equipment– 0.75%
Caterpillar, Inc.	13,491	3,319,460

Consumer Finance–1.43%
American Express Co.	36,505	6,359,171

Consumer Staples Merchandise Retail–3.78%
Target Corp.	35,869	4,731,121

Walmart, Inc.	76,333	11,998,021

		16,729,142

Distillers & Vintners–1.17%
Constellation Brands, Inc., Class A	21,048	5,180,544

Diversified Banks–5.24%
Fifth Third Bancorp	91,067	2,386,866

JPMorgan Chase & Co.	52,137	7,582,805

PNC Financial Services Group, Inc. (The)	46,664	5,877,331

Wells Fargo & Co.	172,178	7,348,557

		23,195,559

Electric Utilities–2.50%
American Electric Power Co., Inc.	60,576	5,100,499

Entergy Corp.	61,416	5,980,076

		11,080,575

Electrical Components & Equipment–1.02%
ABB Ltd. (Switzerland)	114,964	4,523,638

Electronic Manufacturing Services–1.39%
TE Connectivity Ltd.	44,076	6,177,692

Financial Exchanges & Data–3.20%
CME Group, Inc., Class A	32,994	6,113,458

	Shares	Value

Financial Exchanges & Data–(continued)
S&P Global, Inc.	20,122	$8,066,709

		14,180,167

Food Distributors–0.84%
Sysco Corp.	49,893	3,702,061

Health Care Equipment–6.87%
Baxter International, Inc.	58,360	2,658,882

Becton, Dickinson and Co.	34,330	9,063,463

Medtronic PLC	85,240	7,509,644

Stryker Corp.	18,618	5,680,166

Zimmer Biomet Holdings, Inc.	38,101	5,547,505

		30,459,660

Health Care Services–2.10%
CVS Health Corp.(b)	134,724	9,313,470

Home Improvement Retail–1.45%
Lowe’s Cos., Inc.	28,403	6,410,557

Industrial Conglomerates–1.53%
General Electric Co.	61,798	6,788,510

Industrial Machinery & Supplies & Components–2.18%
Parker-Hannifin Corp.	24,769	9,660,901

Integrated Oil & Gas–5.22%
Chevron Corp.	86,996	13,688,821

Exxon Mobil Corp.	87,946	9,432,208

		23,121,029

Integrated Telecommunication Services–2.57%
Deutsche Telekom AG (Germany)	197,171	4,297,726

Verizon Communications, Inc.	190,681	7,091,426

		11,389,152

Interactive Home Entertainment–0.71%
Electronic Arts, Inc.	24,434	3,169,090

Investment Banking & Brokerage–1.30%
Charles Schwab Corp. (The)	101,317	5,742,648

IT Consulting & Other Services–1.15%
Accenture PLC, Class A	16,561	5,110,393

Life Sciences Tools & Services–1.81%
Thermo Fisher Scientific, Inc.	15,333	7,999,993

Managed Health Care–1.25%
UnitedHealth Group, Inc.	11,551	5,551,873

Multi-line Insurance–1.33%
Hartford Financial Services Group, Inc. (The)	81,779	5,889,724

Multi-Utilities–2.72%
Dominion Energy, Inc.	106,225	5,501,393

Public Service Enterprise Group, Inc.(b)	104,643	6,551,698

		12,053,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Oil & Gas Exploration & Production–3.56%
ConocoPhillips	100,433	$10,405,863

Pioneer Natural Resources Co.	25,839	5,353,324

		15,759,187

Oil & Gas Storage & Transportation–0.72%
Enbridge, Inc. (Canada)	85,959	3,195,034

Packaged Foods & Meats–1.42%
Nestle S.A.	52,425	6,308,022

Paper & Plastic Packaging Products & Materials–0.50%
Avery Dennison Corp.	13,011	2,235,290

Personal Care Products–0.94%
L’Oreal S.A. (France)	8,913	4,159,497

Pharmaceuticals–7.01%
Eli Lilly and Co.	6,770	3,174,995

Johnson & Johnson	101,849	16,858,046

Merck & Co., Inc.	95,484	11,017,899

		31,050,940

Property & Casualty Insurance–1.18%
Travelers Cos., Inc. (The)	30,073	5,222,477

Rail Transportation–1.27%
Union Pacific Corp.	27,430	5,612,727

Regional Banks–0.69%
M&T Bank Corp.	24,699	3,056,748

Restaurants–2.79%
McDonald’s Corp.	24,291	7,248,678

Starbucks Corp.	51,521	5,103,670

		12,352,348

Semiconductor Materials & Equipment–1.14%
Lam Research Corp.	7,827	5,031,665

Semiconductors–1.75%
Analog Devices, Inc.	28,425	5,537,474

Broadcom, Inc.	2,546	2,208,477

		7,745,951

Soft Drinks & Non-alcoholic Beverages–1.29%
Coca-Cola Co. (The)	94,990	5,720,298

Investment Abbreviations:

REIT – Real Estate Investment Trust

	Shares	Value

Specialty Chemicals–2.49%
DuPont de Nemours, Inc.	87,940	$6,282,434

PPG Industries, Inc.	32,065	4,755,239

		11,037,673

Systems Software–2.52%
Microsoft Corp.	32,796	11,168,350

Telecom Tower REITs–1.00%
Crown Castle, Inc.	38,831	4,424,404

Timber REITs–0.79%
Weyerhaeuser Co.	104,121	3,489,095

Transaction & Payment Processing Services–1.70%
Visa, Inc., Class A	31,651	7,516,479

Total Common Stocks & Other Equity Interests (Cost $350,562,610)		428,195,918

Money Market Funds–3.16%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(c)(d)	4,896,870	4,896,870

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(c)(d)	3,496,511	3,496,861

Invesco Treasury Portfolio, Institutional Class, 5.03%(c)(d)	5,596,422	5,596,422

Total Money Market Funds (Cost $13,990,382)		13,990,153

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $364,552,992)		442,186,071

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.20%
Invesco Private Government Fund, 5.10%(c)(d)(e)	1,489,421	1,489,421

Invesco Private Prime Fund, 5.23%(c)(d)(e)	3,830,322	3,829,939

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,319,360)		5,319,360

TOTAL INVESTMENTS IN SECURITIES–101.01% (Cost $369,872,352)		447,505,431

OTHER ASSETS LESS LIABILITIES–(1.01)%		(4,460,657)

NET ASSETS–100.00%		$443,044,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,942,942	$13,045,761	$(14,091,833)	$-	$-	$4,896,870	$131,740
Invesco Liquid Assets Portfolio, Institutional Class	4,245,001	9,318,401	(10,065,595)	(229)	(717)	3,496,861	77,929
Invesco Treasury Portfolio, Institutional Class	6,791,933	14,909,441	(16,104,952)	-	-	5,596,422	123,111
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,057,276	139,310,411	(147,878,266)	-	-	1,489,421	249,968*
Invesco Private Prime Fund	25,861,568	321,438,263	(343,456,686)	(1,574)	(11,632)	3,829,939	682,491*
Total	$52,898,720	$498,022,277	$(531,597,332)	$(1,803)	$(12,349)	$19,309,513	$1,265,239

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Health Care	19.04%

Financials	17.59

Industrials	12.02

Energy	9.50

Consumer Staples	9.43

Information Technology	9.08

Utilities	5.22

Consumer Discretionary	5.06

Communication Services	4.92

Materials	3.00

Real Estate	1.79

Money Market Funds Plus Other Assets Less Liabilities	3.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $350,562,610)*	$428,195,918

Investments in affiliated money market funds, at value (Cost $19,309,742)	19,309,513

Cash	17,420

Foreign currencies, at value (Cost $26,342)	26,409

Receivable for:
Investments sold	327,903

Fund shares sold	116,383

Dividends	826,444

Investment for trustee deferred compensation and retirement plans	61,494

Other assets	374

Total assets	448,881,858

Liabilities:
Payable for:
Fund shares reacquired	180,604

Collateral upon return of securities loaned	5,319,360

Accrued fees to affiliates	230,439

Accrued other operating expenses	17,306

Trustee deferred compensation and retirement plans	89,375

Total liabilities	5,837,084

Net assets applicable to shares outstanding	$443,044,774

Net assets consist of:
Shares of beneficial interest	$313,888,372

Distributable earnings	129,156,402

$443,044,774

Net Assets:
Series I	$219,178,388

Series II	$223,866,386

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,489,084

Series II	8,765,178

Series I:
Net asset value per share	$25.82

Series II:
Net asset value per share	$25.54

*	At June 30, 2023, securities with an aggregate value of $5,222,765 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $43,506)	$5,293,092

Dividends from affiliated money market funds (includes net securities lending income of $27,076)	359,856

Total investment income	5,652,948

Expenses:
Advisory fees	1,083,386

Administrative services fees	365,829

Custodian fees	2,287

Distribution fees - Series II	278,801

Transfer agent fees	11,345

Trustees’ and officers’ fees and benefits	7,637

Reports to shareholders	4,289

Professional services fees	23,437

Other	2,792

Total expenses	1,779,803

Less: Fees waived	(7,860)

Net expenses	1,771,943

Net investment income	3,881,005

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,404,613

Affiliated investment securities	(12,349)

Foreign currencies	(331)

5,391,933

Change in net unrealized appreciation (depreciation) of: Unaffiliated investment securities	4,820,220

Affiliated investment securities	(1,803)

Foreign currencies	12,073

4,830,490

Net realized and unrealized gain	10,222,423

Net increase in net assets resulting from operations	$14,103,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income	$3,881,005	$8,318,736

Net realized gain	5,391,933	35,881,438

Change in net unrealized appreciation (depreciation)	4,830,490	(53,779,866)

Net increase (decrease) in net assets resulting from operations	14,103,428	(9,579,692)

Distributions to shareholders from distributable earnings:
Series I	–	(32,892,762)

Series II	–	(32,949,360)

Total distributions from distributable earnings	–	(65,842,122)

Share transactions–net:
Series I	(13,131,869)	19,727,882

Series II	(12,731,229)	22,586,212

Net increase (decrease) in net assets resulting from share transactions	(25,863,098)	42,314,094

Net increase (decrease) in net assets	(11,759,670)	(33,107,720)

Net assets:
Beginning of period	454,804,444	487,912,164

End of period	$443,044,774	$454,804,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$24.99	$0.23	$0.60	$0.83	$–	$–	$–	$25.82	3.32%	$219,178	0.68	%(d)	0.68	%(d)	1.88	%(d)	17%
Year ended 12/31/22	29.82	0.54	(1.16)	(0.62)	(0.56)	(3.65)	(4.21)	24.99	(1.68)	225,216	0.67		0.67		1.91		40
Year ended 12/31/21	25.72	0.52	4.32	4.84	(0.63)	(0.11)	(0.74)	29.82	18.89	242,810	0.68		0.68		1.81		45
Year ended 12/31/20	27.23	0.58	(0.67)	(0.09)	(0.77)	(0.65)	(1.42)	25.72	0.14	233,073	0.70		0.70		2.41		9
Year ended 12/31/19	23.70	0.67	5.15	5.82	(0.80)	(1.49)	(2.29)	27.23	25.09	278,727	0.65		0.65		2.54		7
Year ended 12/31/18	27.18	0.63	(2.53)	(1.90)	(0.65)	(0.93)	(1.58)	23.70	(7.57)	337,461	0.64		0.65		2.38		10
Series II
Six months ended 06/30/23	24.75	0.20	0.59	0.79	–	–	–	25.54	3.19	223,866	0.93	(d)	0.93	(d)	1.63	(d)	17
Year ended 12/31/22	29.57	0.46	(1.15)	(0.69)	(0.48)	(3.65)	(4.13)	24.75	(1.93)	229,588	0.92		0.92		1.66		40
Year ended 12/31/21	25.52	0.44	4.29	4.73	(0.57)	(0.11)	(0.68)	29.57	18.59	245,103	0.93		0.93		1.56		45
Year ended 12/31/20	27.03	0.52	(0.68)	(0.16)	(0.71)	(0.64)	(1.35)	25.52	(0.13)	218,234	0.95		0.95		2.16		9
Year ended 12/31/19	23.54	0.60	5.11	5.71	(0.73)	(1.49)	(2.22)	27.03	24.77	236,880	0.90		0.90		2.29		7
Year ended 12/31/18	27.00	0.56	(2.51)	(1.95)	(0.58)	(0.93)	(1.51)	23.54	(7.78)	204,889	0.89		0.90		2.13		10

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Diversified Dividend Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $2,660 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

Invesco V.I. Diversified Dividend Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Companies that pay dividends are not required to continue paying them. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying that meet the Fund’s investment criteria may not be widely available for purchase by the Fund, which may increase the volatility of the Fund’s returns and limit its ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.545%

Next $750 million	0.420%

Next $1 billion	0.395%

Over $2 billion	0.370%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $7,860.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $34,483 for accounting and fund administrative services and was reimbursed $331,346 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Invesco V.I. Diversified Dividend Fund

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $1,824 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$408,907,035	$19,288,883	$–	$428,195,918

Money Market Funds	13,990,153	5,319,360	–	19,309,513

Total Investments	$422,897,188	$24,608,243	$–	$447,505,431

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $74,856,347 and $94,162,585, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$91,541,890

Aggregate unrealized (depreciation) of investments	(14,696,334)

Net unrealized appreciation of investments	$76,845,556

Invesco V.I. Diversified Dividend Fund

Cost of investments for tax purposes is $370,659,875.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	254,627	$6,437,839	1,071,571	$30,922,697

Series II	241,895	6,015,750	788,807	22,102,300

Issued as reinvestment of dividends:
Series I	-	-	1,355,285	32,892,762

Series II	-	-	1,370,036	32,949,360

Reacquired:
Series I	(778,533)	(19,569,708)	(1,556,500)	(44,087,577)

Series II	(753,301)	(18,746,979)	(1,170,861)	(32,465,448)

Net increase (decrease) in share activity	(1,035,312)	$(25,863,098)	1,858,338	$42,314,094

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,033.20	$3.43	$1,021.42	$3.41	0.68%
Series II	1,000.00	1,031.90	4.69	1,020.18	4.66	0.93

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Diversified Dividend Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was

Invesco V.I. Diversified Dividend Fund

above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board considered that the Fund underwent a portfolio management team change and investment process change in March 2021, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s management fees were within the range of the Fund’s peers.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated

Invesco V.I. Diversified Dividend Fund

securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Diversified Dividend Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Equally-Weighted S&P 500 Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	MS-VIEWSP-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.03%
Series II Shares	6.93
S&P 500 Index▼ (Broad Market Index)	16.89
S&P 500 Equal Weight Index▼ (Style-Specific Index)	7.03
Lipper VUF Multi-Cap Core Funds Index∎ (Peer Group Index)	13.44

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500® Index, which is considered representative of the US stock market.
The Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of multicap core variable insurance underlying funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series IShares*
Inception (11/9/94)	10.63%
10 Years	11.09
5 Years	9.93
1 Year	13.62

Series IIShares*
Inception (7/24/00)	8.95%
10 Years	10.81
5 Years	9.65
1 Year	13.31

*Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (renamed Invesco V.I. Equally-Weighted S&P 500 Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Equally-Weighted S&P 500 Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Equally-Weighted S&P 500 Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.25%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The)(b)	22,524	$ 868,976

Omnicom Group, Inc.(b)	9,447	898,882

		1,767,858

Aerospace & Defense–2.15%
Axon Enterprise, Inc.(b)(c)	4,582	894,040

Boeing Co. (The)(b)(c)	4,108	867,445

General Dynamics Corp.	4,205	904,706

Howmet Aerospace, Inc.	19,430	962,951

Huntington Ingalls Industries, Inc.	4,148	944,085

L3Harris Technologies, Inc.(b)	4,733	926,579

Lockheed Martin Corp.	1,929	888,073

Northrop Grumman Corp.	1,965	895,647

Raytheon Technologies Corp.	8,985	880,171

Textron, Inc.	13,672	924,637

TransDigm Group, Inc.	1,116	997,894

		10,086,228

Agricultural & Farm Machinery–0.20%
Deere & Co.	2,356	954,628

Agricultural Products & Services–0.39%
Archer-Daniels-Midland Co.(b)	12,305	929,766

Bunge Ltd.	9,535	899,627

		1,829,393

Air Freight & Logistics–0.81%
C.H. Robinson Worldwide, Inc.(b)	9,948	938,594

Expeditors International of Washington, Inc.	7,741	937,667

FedEx Corp.	3,989	988,873

United Parcel Service, Inc., Class B	5,236	938,553

		3,803,687

Apparel Retail–0.41%
Ross Stores, Inc.	8,642	969,027

TJX Cos., Inc. (The)	11,248	953,718

		1,922,745

Apparel, Accessories & Luxury Goods–0.58%
Ralph Lauren Corp.(b)	7,608	938,066

Tapestry, Inc.	20,857	892,680

VF Corp.	46,710	891,694

		2,722,440

Application Software–2.16%
Adobe, Inc.(c)	1,966	961,354

ANSYS, Inc.(c)	2,742	905,600

Autodesk, Inc.(c)	4,446	909,696

Cadence Design Systems, Inc.(c)	3,893	912,986

Fair Isaac Corp.(c)	1,152	932,210

Intuit, Inc.	2,068	947,537

PTC, Inc.(c)	6,442	916,697

Roper Technologies, Inc.	1,976	950,061

Salesforce, Inc.(c)	4,146	875,884

Synopsys, Inc.(c)	2,034	885,624

	Shares	Value
Application Software–(continued)
Tyler Technologies, Inc.(c)	2,297	$ 956,632

		10,154,281

Asset Management & Custody Banks–1.53%
Ameriprise Financial, Inc.	2,840	943,334

Bank of New York Mellon Corp. (The)	20,091	894,451

BlackRock, Inc.	1,304	901,247

Franklin Resources, Inc.(b)	33,850	904,134

Invesco Ltd.(d)	55,305	929,677

Northern Trust Corp.	11,929	884,416

State Street Corp.(b)	12,077	883,795

T. Rowe Price Group, Inc.	7,798	873,532

		7,214,586

Automobile Manufacturers–0.61%
Ford Motor Co.	64,966	982,936

General Motors Co.	24,638	950,041

Tesla, Inc.(c)	3,652	955,984

		2,888,961

Automotive Parts & Equipment–0.40%
Aptiv PLC(c)	9,109	929,938

BorgWarner, Inc.(b)	19,468	952,180

		1,882,118

Automotive Retail–0.81%
Advance Auto Parts, Inc.	14,039	986,942

AutoZone, Inc.(c)	378	942,490

CarMax, Inc.(b)(c)	11,326	947,986

O’Reilly Automotive, Inc.(c)	984	940,015

		3,817,433

Biotechnology–1.50%
AbbVie, Inc.	6,460	870,356

Amgen, Inc.	4,080	905,842

Biogen, Inc.(c)	2,890	823,216

Gilead Sciences, Inc.	11,426	880,602

Incyte Corp.(c)	14,624	910,344

Moderna, Inc.(c)	7,242	879,903

Regeneron Pharmaceuticals, Inc.(c)	1,196	859,374

Vertex Pharmaceuticals, Inc.(c)	2,672	940,303

		7,069,940

Brewers–0.19%
Molson Coors Beverage Co., Class B(b)	13,431	884,297

Broadcasting–0.38%
Fox Corp., Class A(b)	18,038	613,292

Fox Corp., Class B	9,160	292,113

Paramount Global, Class B(b)	55,443	882,098

		1,787,503

Broadline Retail–0.56%
Amazon.com, Inc.(c)	7,232	942,763

eBay, Inc.(b)	19,485	870,785

Etsy, Inc.(c)	9,783	827,740

		2,641,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Building Products–1.22%
A.O. Smith Corp.	12,976	$944,393

Allegion PLC	7,924	951,038

Carrier Global Corp.(b)	19,705	979,536

Johnson Controls International PLC	14,036	956,413

Masco Corp.	16,542	949,180

Trane Technologies PLC	5,065	968,732

		5,749,292

Cable & Satellite–0.41%
Charter Communications, Inc., Class A(b)(c)	2,717	998,144

Comcast Corp., Class A	22,188	921,912

		1,920,056

Cargo Ground Transportation–0.43%
J.B. Hunt Transport Services, Inc.	5,250	950,408

Old Dominion Freight Line, Inc.(b)	2,915	1,077,821

		2,028,229

Casinos & Gaming–0.79%
Caesars Entertainment, Inc.(c)	18,405	938,103

Las Vegas Sands Corp.(c)	15,348	890,184

MGM Resorts International	21,598	948,584

Wynn Resorts Ltd.(b)	8,733	922,292

		3,699,163

Commodity Chemicals–0.39%
Dow, Inc.(b)	17,252	918,842

LyondellBasell Industries N.V., Class A	10,027	920,779

		1,839,621

Communications Equipment–0.97%
Arista Networks, Inc.(c)	5,492	890,034

Cisco Systems, Inc.	17,975	930,026

F5, Inc.(c)	6,081	889,407

Juniper Networks, Inc.	29,567	926,334

Motorola Solutions, Inc.	3,211	941,722

		4,577,523

Computer & Electronics Retail–0.21%
Best Buy Co., Inc.(b)	11,864	972,255

Construction & Engineering–0.20%
Quanta Services, Inc.	4,882	959,069

Construction Machinery & Heavy Transportation Equipment– 0.82%
Caterpillar, Inc.	3,804	935,974

Cummins, Inc.(b)	3,939	965,685

PACCAR, Inc.	11,618	971,846

Wabtec Corp.	9,012	988,346

		3,861,851

Construction Materials–0.41%
Martin Marietta Materials, Inc.	2,089	964,470

Vulcan Materials Co.	4,320	973,901

		1,938,371

Consumer Electronics–0.19%
Garmin Ltd.	8,474	883,753

Consumer Finance–0.77%
American Express Co.(e)	5,206	906,885

Capital One Financial Corp.	8,006	875,616

	Shares	Value
Consumer Finance–(continued)
Discover Financial Services	7,820	$913,767

Synchrony Financial	26,495	898,711

		3,594,979

Consumer Staples Merchandise Retail–1.01%
Costco Wholesale Corp.	1,726	929,244

Dollar General Corp.	5,832	990,157

Dollar Tree, Inc.(b)(c)	6,774	972,069

Target Corp.	7,029	927,125

Walmart, Inc.	5,831	916,516

		4,735,111

Copper–0.20%
Freeport-McMoRan, Inc.	23,558	942,320

Data Center REITs–0.41%
Digital Realty Trust, Inc.(b)	8,562	974,955

Equinix, Inc.(b)	1,200	940,728

		1,915,683

Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.(b)	5,802	960,985

Distillers & Vintners–0.39%
Brown-Forman Corp., Class B(b)	13,874	926,506

Constellation Brands, Inc., Class A	3,695	909,450

		1,835,956

Distributors–0.63%
Genuine Parts Co.	5,729	969,519

LKQ Corp.	16,439	957,901

Pool Corp.(b)	2,735	1,024,640

		2,952,060

Diversified Banks–1.68%
Bank of America Corp.(b)	30,496	874,930

Citigroup, Inc.(b)	18,481	850,865

Comerica, Inc.	21,213	898,583

Fifth Third Bancorp	33,799	885,872

JPMorgan Chase & Co.	6,330	920,635

KeyCorp	83,580	772,279

PNC Financial Services Group, Inc. (The)	6,923	871,952

U.S. Bancorp(b)	27,165	897,532

Wells Fargo & Co.	21,188	904,304

		7,876,952

Diversified Support Services–0.40%
Cintas Corp.	1,858	923,575

Copart, Inc.(c)	10,411	949,587

		1,873,162

Drug Retail–0.17%
Walgreens Boots Alliance, Inc.(b)	28,410	809,401

Electric Utilities–3.23%
Alliant Energy Corp.(b)	16,769	880,037

American Electric Power Co., Inc.	10,667	898,161

Constellation Energy Corp.(b)	9,568	875,950

Duke Energy Corp.	9,753	875,234

Edison International(b)	13,181	915,420

Entergy Corp.(b)	8,800	856,856

Evergy, Inc.(b)	14,978	875,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Electric Utilities–(continued)
Eversource Energy(b)	12,685	$ 899,620

Exelon Corp.	22,271	907,321

FirstEnergy Corp.	23,119	898,867

NextEra Energy, Inc.(b)	12,051	894,184

NRG Energy, Inc.(b)	26,192	979,319

PG&E Corp.(b)(c)	52,881	913,784

Pinnacle West Capital Corp.(b)	11,049	900,052

PPL Corp.	33,282	880,642

Southern Co. (The)(b)	12,526	879,951

Xcel Energy, Inc.(b)	14,068	874,608

		15,205,021

Electrical Components & Equipment–1.06%
AMETEK, Inc.	5,939	961,405

Eaton Corp. PLC	4,766	958,443

Emerson Electric Co.	10,601	958,224

Generac Holdings, Inc.(b)(c)	7,619	1,136,222

Rockwell Automation, Inc.(b)	2,922	962,653

		4,976,947

Electronic Components–0.41%
Amphenol Corp., Class A	11,410	969,280

Corning, Inc.(b)	27,231	954,174

		1,923,454

Electronic Equipment & Instruments–0.80%
Keysight Technologies, Inc.(c)	5,525	925,161

Teledyne Technologies, Inc.(c)	2,277	936,097

Trimble, Inc.(c)	17,858	945,403

Zebra Technologies Corp., Class A(b)(c)	3,250	961,448

		3,768,109

Electronic Manufacturing Services–0.21%
TE Connectivity Ltd.	6,974	977,476

Environmental & Facilities Services–0.61%
Republic Services, Inc.	6,229	954,096

Rollins, Inc.(b)	21,878	937,035

Waste Management, Inc.	5,487	951,555

		2,842,686

Fertilizers & Agricultural Chemicals–0.76%
CF Industries Holdings, Inc.	13,133	911,693

Corteva, Inc.(b)	15,816	906,257

FMC Corp.(b)	8,451	881,777

Mosaic Co. (The)	25,446	890,610

		3,590,337

Financial Exchanges & Data–1.69%
Cboe Global Markets, Inc.	6,448	889,889

CME Group, Inc., Class A	4,829	894,765

FactSet Research Systems, Inc.	2,245	899,459

Intercontinental Exchange, Inc.(b)	8,118	917,984

MarketAxess Holdings, Inc.(b)	3,227	843,602

Moody’s Corp.	2,661	925,283

MSCI, Inc.	1,884	884,143

Nasdaq, Inc.(b)	15,435	769,435

S&P Global, Inc.	2,325	932,069

		7,956,629

	Shares	Value
Food Distributors–0.19%
Sysco Corp.	12,305	$ 913,031

Food Retail–0.19%
Kroger Co. (The)	19,334	908,698

Footwear–0.20%
NIKE, Inc., Class B	8,432	930,640

Gas Utilities–0.19%
Atmos Energy Corp.	7,608	885,115

Gold–0.20%
Newmont Corp.(b)	21,530	918,470

Health Care Distributors–0.82%
AmerisourceBergen Corp.	5,009	963,882

Cardinal Health, Inc.	10,287	972,842

Henry Schein, Inc.(c)	11,924	967,036

McKesson Corp.	2,266	968,284

		3,872,044

Health Care Equipment–3.43%
Abbott Laboratories	8,778	956,977

Baxter International, Inc.	21,268	968,970

Becton, Dickinson and Co.(b)	3,549	936,971

Boston Scientific Corp.(c)	17,407	941,545

DexCom, Inc.(b)(c)	7,179	922,573

Edwards Lifesciences Corp.(c)	10,614	1,001,219

GE HealthCare Technologies, Inc.(b)(c)	11,578	940,597

Hologic, Inc.(c)	11,479	929,455

IDEXX Laboratories, Inc.(c)	1,980	994,415

Insulet Corp.(c)	3,153	909,136

Intuitive Surgical, Inc.(c)	2,854	975,897

Medtronic PLC	10,661	939,234

ResMed, Inc.	4,190	915,515

STERIS PLC	4,313	970,339

Stryker Corp.	3,181	970,491

Teleflex, Inc.	3,765	911,243

Zimmer Biomet Holdings, Inc.(b)	6,563	955,573

		16,140,150

Health Care Facilities–0.43%
HCA Healthcare, Inc.	3,284	996,628

Universal Health Services, Inc., Class B	6,545	1,032,605

		2,029,233

Health Care REITs–0.57%
Healthpeak Properties, Inc.	43,143	867,174

Ventas, Inc.	19,524	922,900

Welltower, Inc.	11,007	890,356

		2,680,430

Health Care Services–0.99%
Cigna Group (The)	3,357	941,974

CVS Health Corp.(b)	12,439	859,908

DaVita, Inc.(b)(c)	9,157	920,004

Laboratory Corp. of America Holdings	4,103	990,177

Quest Diagnostics, Inc.	6,634	932,475

		4,644,538

Health Care Supplies–0.63%
Align Technology, Inc.(c)	2,932	1,036,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Supplies–(continued)
Cooper Cos., Inc. (The)	2,579	$988,866

DENTSPLY SIRONA, Inc.(b)	23,359	934,827

		2,960,566

Home Furnishings–0.21%
Mohawk Industries, Inc.(c)	9,362	965,784

Home Improvement Retail–0.40%
Home Depot, Inc. (The)	3,012	935,648

Lowe’s Cos., Inc.	4,269	963,513

		1,899,161

Homebuilding–0.82%
D.R. Horton, Inc.(b)	7,829	952,711

Lennar Corp., Class A(b)	7,816	979,423

NVR, Inc.(c)	153	971,645

PulteGroup, Inc.(b)	12,399	963,154

		3,866,933

Hotel & Resort REITs–0.18%
Host Hotels & Resorts, Inc.(b)	50,346	847,323

Hotels, Resorts & Cruise Lines–1.51%
Booking Holdings, Inc.(c)	343	926,213

Carnival Corp.(c)	68,192	1,284,056

Expedia Group, Inc.(c)	8,080	883,871

Hilton Worldwide Holdings, Inc.	6,307	917,984

Marriott International, Inc., Class A(b)	4,986	915,878

Norwegian Cruise Line Holdings Ltd.(c)	51,988	1,131,779

Royal Caribbean Cruises Ltd.(b)(c)	9,785	1,015,096

		7,074,877

Household Appliances–0.20%
Whirlpool Corp.(b)	6,283	934,848

Household Products–0.98%
Church & Dwight Co., Inc.(b)	9,486	950,782

Clorox Co. (The)(b)	5,698	906,210

Colgate-Palmolive Co.	11,770	906,761

Kimberly-Clark Corp.	6,637	916,304

Procter & Gamble Co. (The)(b)	6,091	924,248

		4,604,305

Housewares & Specialties–0.20%
Newell Brands, Inc.(b)	105,263	915,788

Human Resource & Employment Services–0.98%
Automatic Data Processing, Inc.	4,148	911,689

Ceridian HCM Holding, Inc.(b)(c)	14,070	942,268

Paychex, Inc.	8,000	894,960

Paycom Software, Inc.	2,930	941,233

Robert Half International, Inc.(b)	12,275	923,325

		4,613,475

Independent Power Producers & Energy Traders–0.20%
AES Corp. (The)	44,432	921,075

Industrial Conglomerates–0.59%
3M Co.	8,935	894,304

General Electric Co.	8,397	922,410

Honeywell International, Inc.	4,511	936,033

		2,752,747

	Shares	Value

Industrial Gases–0.41%
Air Products and Chemicals, Inc.	3,204	$959,694

Linde PLC	2,474	942,792

		1,902,486

Industrial Machinery & Supplies & Components–2.43%
Dover Corp.(b)	6,324	933,739

Fortive Corp.	13,098	979,337

IDEX Corp.	4,315	928,847

Illinois Tool Works, Inc.(b)	3,744	936,599

Ingersoll Rand, Inc.	14,291	934,060

Nordson Corp.(b)	3,845	954,252

Otis Worldwide Corp.	10,421	927,573

Parker-Hannifin Corp.	2,506	977,440

Pentair PLC	15,086	974,556

Snap-on, Inc.(b)	3,336	961,402

Stanley Black & Decker, Inc.(b)	10,551	988,734

Xylem, Inc.	8,136	916,276

		11,412,815

Insurance Brokers–1.01%
Aon PLC, Class A	2,840	980,368

Arthur J. Gallagher & Co.	4,315	947,445

Brown & Brown, Inc.	13,941	959,698

Marsh & McLennan Cos., Inc.	5,008	941,905

Willis Towers Watson PLC	3,955	931,402

		4,760,818

Integrated Oil & Gas–0.57%
Chevron Corp.	5,619	884,150

Exxon Mobil Corp.	8,312	891,462

Occidental Petroleum Corp.(b)	15,048	884,822

		2,660,434

Integrated Telecommunication Services–0.39%
AT&T, Inc.(b)	55,964	892,626

Verizon Communications, Inc.(b)	25,166	935,923

		1,828,549

Interactive Home Entertainment–0.60%
Activision Blizzard, Inc.(c)	11,064	932,695

Electronic Arts, Inc.	7,088	919,314

Take-Two Interactive Software, Inc.(c)	6,660	980,085

		2,832,094

Interactive Media & Services–0.58%
Alphabet, Inc., Class A(c)	3,916	468,745

Alphabet, Inc., Class C(c)(e)	3,369	407,548

Match Group, Inc.(b)(c)	21,463	898,226

Meta Platforms, Inc., Class A(c)	3,369	966,836

		2,741,355

Internet Services & Infrastructure–0.38%
Akamai Technologies, Inc.(b)(c)	9,652	867,425

VeriSign, Inc.(c)	4,040	912,919

		1,780,344

Investment Banking & Brokerage–0.77%
Charles Schwab Corp. (The)	16,230	919,917

Goldman Sachs Group, Inc. (The)	2,656	856,666

Morgan Stanley	10,354	884,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Investment Banking & Brokerage–(continued)
Raymond James Financial, Inc.(b)	9,329	$968,070

		3,628,885

IT Consulting & Other Services–1.17%
Accenture PLC, Class A	2,891	892,105

Cognizant Technology Solutions Corp., Class A(b)	14,386	939,118

DXC Technology Co.(c)	34,174	913,129

EPAM Systems, Inc.(b)(c)	4,224	949,344

Gartner, Inc.(c)	2,591	907,653

International Business Machines Corp.(b)	6,597	882,745

		5,484,094

Leisure Products–0.20%
Hasbro, Inc.(b)	14,806	958,985

Life & Health Insurance–1.20%
Aflac, Inc.(b)	12,942	903,352

Globe Life, Inc.	8,270	906,557

Lincoln National Corp.(b)	38,642	995,418

MetLife, Inc.	16,570	936,702

Principal Financial Group, Inc.	12,504	948,303

Prudential Financial, Inc.	10,557	931,339

		5,621,671

Life Sciences Tools & Services–2.37%
Agilent Technologies, Inc.	7,709	927,007

Bio-Rad Laboratories, Inc., Class A(c)	2,472	937,185

Bio-Techne Corp.(b)	11,381	929,031

Charles River Laboratories International, Inc.(c)	4,516	949,489

Danaher Corp.	3,792	910,080

Illumina, Inc.(b)(c)	4,447	833,768

IQVIA Holdings, Inc.(c)	4,321	971,231

Mettler-Toledo International, Inc.(c)	691	906,343

Revvity, Inc.	8,035	954,478

Thermo Fisher Scientific, Inc.	1,723	898,975

Waters Corp.(b)(c)	3,581	954,480

West Pharmaceutical Services, Inc.	2,563	980,271

		11,152,338

Managed Health Care–0.92%
Centene Corp.(c)	12,937	872,601

Elevance Health, Inc.	1,897	842,818

Humana, Inc.	1,739	777,559

Molina Healthcare, Inc.(b)(c)	3,139	945,592

UnitedHealth Group, Inc.	1,808	868,997

		4,307,567

Metal, Glass & Plastic Containers–0.21%
Ball Corp.(b)	16,977	988,231

Movies & Entertainment–0.76%
Live Nation Entertainment, Inc.(b)(c)	10,608	966,495

Netflix, Inc.(c)	2,125	936,041

Walt Disney Co. (The)(c)	9,710	866,909

Warner Bros Discovery, Inc.(b)(c)	64,496	808,780

		3,578,225

Multi-Family Residential REITs–1.13%
AvalonBay Communities, Inc.(b)	4,740	897,140

Camden Property Trust	7,883	858,222

	Shares	Value

Multi-Family Residential REITs–(continued)
Equity Residential	13,488	$889,803

Essex Property Trust, Inc.(b)	3,810	892,683

Mid-America Apartment Communities, Inc.	5,787	878,814

UDR, Inc.(b)	20,978	901,215

		5,317,877

Multi-line Insurance–0.57%
American International Group, Inc.	15,693	902,975

Assurant, Inc.	7,111	893,995

Hartford Financial Services Group, Inc. (The)	12,516	901,402

		2,698,372

Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(c)	2,662	907,742

Multi-Utilities–1.87%
Ameren Corp.(b)	10,708	874,522

CenterPoint Energy, Inc.	30,834	898,811

CMS Energy Corp.(b)	14,708	864,095

Consolidated Edison, Inc.(b)	9,519	860,518

Dominion Energy, Inc.(b)	16,814	870,797

DTE Energy Co.	8,011	881,370

NiSource, Inc.	32,951	901,210

Public Service Enterprise Group, Inc.(b)	14,381	900,395

Sempra Energy(b)	6,044	879,946

WEC Energy Group, Inc.	9,926	875,870

		8,807,534

Office REITs–0.38%
Alexandria Real Estate Equities, Inc.(b)	7,402	840,053

Boston Properties, Inc.(b)	16,497	950,062

		1,790,115

Oil & Gas Equipment & Services–0.59%
Baker Hughes Co., Class A(b)	29,676	938,058

Halliburton Co.(b)	27,601	910,557

Schlumberger N.V.	18,780	922,474

		2,771,089

Oil & Gas Exploration & Production–1.91%
APA Corp.	26,717	912,920

ConocoPhillips(b)	8,592	890,217

Coterra Energy, Inc.	36,330	919,149

Devon Energy Corp.	17,899	865,238

Diamondback Energy, Inc.(b)	6,748	886,417

EOG Resources, Inc.(b)	7,690	880,044

EQT Corp.(b)	23,155	952,365

Hess Corp.	6,545	889,793

Marathon Oil Corp.	37,904	872,550

Pioneer Natural Resources Co.	4,340	899,161

		8,967,854

Oil & Gas Refining & Marketing–0.58%
Marathon Petroleum Corp.	7,899	921,023

Phillips 66	9,038	862,044

Valero Energy Corp.	7,872	923,386

		2,706,453

Oil & Gas Storage & Transportation–0.80%
Kinder Morgan, Inc.(b)	52,415	902,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.	14,917	$920,677

Targa Resources Corp.	12,606	959,317

Williams Cos., Inc. (The)	29,372	958,408

		3,740,988

Other Specialized REITs–0.38%
Iron Mountain, Inc.(b)	15,920	904,574

VICI Properties, Inc.	27,636	868,600

		1,773,174

Other Specialty Retail–0.57%
Bath & Body Works, Inc.	21,137	792,637

Tractor Supply Co.(b)	4,109	908,500

Ulta Beauty, Inc.(c)	2,107	991,544

		2,692,681

Packaged Foods & Meats–2.24%
Campbell Soup Co.(b)	19,384	886,043

Conagra Brands, Inc.	25,964	875,506

General Mills, Inc.(b)	10,846	831,888

Hershey Co. (The)	3,489	871,203

Hormel Foods Corp.(b)	21,841	878,445

JM Smucker Co. (The)(b)	5,833	861,359

Kellogg Co.	13,291	895,814

Kraft Heinz Co. (The)(b)	24,204	859,242

Lamb Weston Holdings, Inc.	7,856	903,047

McCormick & Co., Inc.(b)	9,845	858,779

Mondelez International, Inc., Class A	12,233	892,275

Tyson Foods, Inc., Class A	17,721	904,480

		10,518,081

Paper & Plastic Packaging Products & Materials–1.16%
Amcor PLC	89,174	889,956

Avery Dennison Corp.	5,492	943,526

International Paper Co.	28,176	896,279

Packaging Corp. of America	6,824	901,860

Sealed Air Corp.	23,113	924,520

WestRock Co.	30,146	876,344

		5,432,485

Passenger Airlines–1.09%
Alaska Air Group, Inc.(c)	18,348	975,747

American Airlines Group, Inc.(b)(c)	57,330	1,028,500

Delta Air Lines, Inc.(c)	22,725	1,080,347

Southwest Airlines Co.(b)	29,152	1,055,594

United Airlines Holdings, Inc.(c)	17,704	971,418

		5,111,606

Personal Care Products–0.21%
Estee Lauder Cos., Inc. (The), Class A	5,057	993,094

Pharmaceuticals–1.77%
Bristol-Myers Squibb Co.(b)	13,775	880,911

Catalent, Inc.(b)(c)	23,000	997,280

Eli Lilly and Co.	2,001	938,429

Johnson & Johnson(b)	5,579	923,436

Merck & Co., Inc.	8,063	930,390

Organon & Co.	45,014	936,741

Pfizer, Inc.	22,906	840,192

Viatris, Inc.	95,163	949,727

	Shares	Value

Pharmaceuticals–(continued)
Zoetis, Inc.	5,473	$942,505

		8,339,611

Property & Casualty Insurance–1.52%
Allstate Corp. (The)	7,973	869,376

Arch Capital Group Ltd.(c)	12,495	935,251

Chubb Ltd.	4,670	899,255

Cincinnati Financial Corp.	8,757	852,231

Loews Corp.	15,033	892,660

Progressive Corp. (The)	6,819	902,631

Travelers Cos., Inc. (The)	5,083	882,714

W.R. Berkley Corp.(b)	15,608	929,612

		7,163,730

Publishing–0.19%
News Corp., Class A	35,427	690,827

News Corp., Class B	10,921	215,362

		906,189

Rail Transportation–0.59%
CSX Corp.(b)	27,627	942,081

Norfolk Southern Corp.	4,129	936,292

Union Pacific Corp.	4,471	914,856

		2,793,229

Real Estate Services–0.41%
CBRE Group, Inc., Class A(b)(c)	11,308	912,669

CoStar Group, Inc.(c)	11,138	991,282

		1,903,951

Regional Banks–1.07%
Citizens Financial Group, Inc.	31,497	821,442

Huntington Bancshares, Inc.	81,519	878,775

M&T Bank Corp.(b)	7,033	870,404

Regions Financial Corp.(b)	48,329	861,223

Truist Financial Corp.	27,356	830,254

Zions Bancorporation N.A.	28,916	776,684

		5,038,782

Reinsurance–0.19%
Everest Re Group Ltd.	2,590	885,417

Research & Consulting Services–0.79%
Equifax, Inc.(b)	3,988	938,376

Jacobs Solutions, Inc.	7,680	913,075

Leidos Holdings, Inc.	10,766	952,576

Verisk Analytics, Inc.	4,069	919,716

		3,723,743

Restaurants–1.20%
Chipotle Mexican Grill, Inc.(c)	437	934,743

Darden Restaurants, Inc.(b)	5,513	921,112

Domino’s Pizza, Inc.(b)	2,995	1,009,285

McDonald’s Corp.	3,112	928,652

Starbucks Corp.	9,112	902,635

Yum! Brands, Inc.	6,689	926,761

		5,623,188

Retail REITs–0.96%
Federal Realty Investment Trust(b)	9,285	898,509

Kimco Realty Corp.	45,909	905,326

Realty Income Corp.(b)	14,655	876,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Retail REITs–(continued)
Regency Centers Corp.(b)	14,718	$909,131

Simon Property Group, Inc.	8,064	931,231

		4,520,419

Self-Storage REITs–0.58%
Extra Space Storage, Inc.(b)	6,177	919,446

Prologis, Inc.	7,375	904,396

Public Storage	3,112	908,331

		2,732,173

Semiconductor Materials & Equipment–1.17%
Applied Materials, Inc.	6,558	947,893

Enphase Energy, Inc.(c)	5,113	856,325

KLA Corp.	1,917	929,784

Lam Research Corp.	1,472	946,290

SolarEdge Technologies, Inc.(b)(c)	3,162	850,736

Teradyne, Inc.(b)	8,511	947,530

		5,478,558

Semiconductors–2.98%
Advanced Micro Devices, Inc.(c)	7,146	814,001

Analog Devices, Inc.	4,892	953,011

Broadcom, Inc.	1,109	961,980

First Solar, Inc.(c)	4,649	883,728

Intel Corp.	28,482	952,438

Microchip Technology, Inc.	11,148	998,749

Micron Technology, Inc.	13,643	861,010

Monolithic Power Systems, Inc.	1,779	961,069

NVIDIA Corp.	2,302	973,792

NXP Semiconductors N.V. (China)	4,825	987,581

ON Semiconductor Corp.(b)(c)	10,027	948,354

Qorvo, Inc.(c)	9,049	923,269

QUALCOMM, Inc.	7,484	890,895

Skyworks Solutions, Inc.	8,543	945,625

Texas Instruments, Inc.	5,233	942,045

		13,997,547

Single-Family Residential REITs–0.19%
Invitation Homes, Inc.(b)	26,032	895,501

Soft Drinks & Non-alcoholic Beverages–0.76%
Coca-Cola Co. (The)(b)	14,762	888,968

Keurig Dr Pepper, Inc.(b)	28,509	891,476

Monster Beverage Corp.(c)	15,592	895,604

PepsiCo, Inc.	4,895	906,652

		3,582,700

Specialty Chemicals–1.58%
Albemarle Corp.(b)	4,048	903,069

Celanese Corp.(b)	7,856	909,725

DuPont de Nemours, Inc.	12,812	915,289

Eastman Chemical Co.	11,091	928,539

Ecolab, Inc.	5,029	938,864

International Flavors & Fragrances, Inc.	11,409	908,042

PPG Industries, Inc.	6,391	947,785

Sherwin-Williams Co. (The)	3,708	984,548

		7,435,861

Steel–0.42%
Nucor Corp.(b)	6,133	1,005,690

	Shares	Value

Steel–(continued)
Steel Dynamics, Inc.	8,996	$979,934

		1,985,624

Systems Software–1.23%
Fortinet, Inc.(c)	13,125	992,119

Gen Digital, Inc.	50,091	929,188

Microsoft Corp.	2,732	930,355

Oracle Corp.	8,126	967,725

Palo Alto Networks, Inc.(c)	4,056	1,036,349

ServiceNow, Inc.(c)	1,671	939,052

		5,794,788

Technology Distributors–0.20%
CDW Corp.	5,237	960,989

Technology Hardware, Storage & Peripherals–1.18%
Apple, Inc.	4,933	956,854

Hewlett Packard Enterprise Co.(b)	56,531	949,721

HP, Inc.(b)	29,954	919,888

NetApp, Inc.	12,805	978,302

Seagate Technology Holdings PLC	14,660	907,014

Western Digital Corp.(c)	22,439	851,111

		5,562,890

Telecom Tower REITs–0.58%
American Tower Corp.(b)	4,766	924,318

Crown Castle, Inc.	7,833	892,492

SBA Communications Corp., Class A	3,983	923,100

		2,739,910

Timber REITs–0.21%
Weyerhaeuser Co.	30,095	1,008,483

Tobacco–0.39%
Altria Group, Inc.	19,740	894,222

Philip Morris International, Inc. (Switzerland)	9,641	941,154

		1,835,376

Trading Companies & Distributors–0.63%
Fastenal Co.	16,298	961,419

United Rentals, Inc.	2,295	1,022,124

W.W. Grainger, Inc.(b)	1,263	995,989

		2,979,532

Transaction & Payment Processing Services–1.59%
Fidelity National Information Services, Inc.	16,331	893,306

Fiserv, Inc.(b)(c)	7,641	963,912

FleetCor Technologies, Inc.(c)	3,729	936,277

Global Payments, Inc.	8,918	878,601

Jack Henry & Associates, Inc.(b)	5,653	945,917

Mastercard, Inc., Class A	2,418	950,999

PayPal Holdings, Inc.(c)	14,059	938,157

Visa, Inc., Class A(b)	3,989	947,308

		7,454,477

Water Utilities–0.19%
American Water Works Co., Inc.(b)	6,086	868,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(c)	6,795	$943,825

Total Common Stocks & Other Equity Interests (Cost $267,355,840)		461,896,373

Money Market Funds–1.75%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(f)	2,880,224	2,880,224

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(f)	2,056,694	2,056,899

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(f)	3,291,684	3,291,684

Total Money Market Funds (Cost $8,228,930)		8,228,807

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $275,584,770)		470,125,180

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–22.83%
Invesco Private Government Fund, 5.10%(d)(f)(g)	29,779,061	$29,779,061

Invesco Private Prime Fund, 5.23%(d)(f)(g)	77,539,697	77,531,942

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $107,314,440)		107,311,003

TOTAL INVESTMENTS IN SECURITIES–122.83% (Cost $382,899,210)		577,436,183

OTHER ASSETS LESS LIABILITIES–(22.83)%		(107,329,614)

NET ASSETS–100.00%		$470,106,569

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income

Invesco Ltd.	$ 889,821	$ 113,475	$(23,662)	$(41,667)	$ (8,290)	$929,677	$ 19,581

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	208,240	8,838,543	(6,166,559)	-	-	2,880,224	78,578

Invesco Liquid Assets Portfolio, Institutional Class	148,795	6,313,245	(4,404,685)	(132)	(324)	2,056,899	56,426

Invesco Treasury Portfolio, Institutional Class	237,989	10,101,191	(7,047,496)	-	-	3,291,684	87,880

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	36,168,742	169,628,340	(176,018,021)	-	-	29,779,061	807,012*

Invesco Private Prime Fund	90,393,417	338,748,794	(351,576,473)	(12,190)	(21,606)	77,531,942	2,118,097*

Total	$128,047,004	$533,743,588	$(545,236,896)	$(53,989)	$(30,220)	$116,469,487	$3,167,574

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Equity Risk

CME E-Mini Standard & Poor’s MidCap 400 Index	15	September-2023	$3,966,150	$ 92,092	$ 92,092

E-Mini S&P 500 Index	20	September-2023	4,488,250	145,776	145,776

Total Futures Contracts				$237,868	$237,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Industrials	15.21%

Financials	13.78

Health Care	12.87

Information Technology	12.86

Consumer Discretionary	10.69

Consumer Staples	7.12

Real Estate	5.98

Materials	5.74

Utilities	5.68

Energy	4.43

Communication Services	3.89

Money Market Funds Plus Other Assets Less Liabilities	1.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $ 266,585,302)*	$460,966,696

Investments in affiliates, at value (Cost $ 116,313,908)	116,469,487

Other investments:
Variation margin receivable – futures contracts	73,115

Cash	19,590

Receivable for:
Fund shares sold	30,234

Dividends	582,460

Investment for trustee deferred compensation and retirement plans	57,385

Other assets	399

Total assets	578,199,366

Liabilities:

Payable for:
Fund shares reacquired	353,029

Collateral upon return of securities loaned	107,314,440

Accrued fees to affiliates	265,083

Accrued other operating expenses	96,585

Trustee deferred compensation and retirement plans	63,660

Total liabilities	108,092,797

Net assets applicable to shares outstanding	$470,106,569

Net assets consist of:

Shares of beneficial interest	$236,414,361

Distributable earnings	233,692,208

$470,106,569

Net Assets:

Series I	$60,188,212

Series II	$409,918,357

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	2,207,963

Series II	15,622,400

Series I:
Net asset value per share	$27.26

Series II:
Net asset value per share	$26.24

*	At June 30, 2023, securities with an aggregate value of $105,886,918 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $1,543)	$4,528,988

Dividends from affiliates (includes net securities lending income of $91,582)	334,047

Total investment income	4,863,035

Expenses:

Advisory fees	272,259

Administrative services fees	375,038

Custodian fees	8,976

Distribution fees - Series II	493,638

Transfer agent fees	11,284

Trustees’ and officers’ fees and benefits	5,550

Licensing fees	41,402

Reports to shareholders	4,364

Professional services fees	25,466

Other	2,585

Total expenses	1,240,562

Less: Fees waived	(4,496)

Net expenses	1,236,066

Net investment income	3,626,969

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	909,621

Affiliated investment securities	(30,220)

Futures contracts	402,359

1,281,760

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	25,492,233

Affiliated investment securities	(53,989)

Futures contracts	236,046

25,674,290

Net realized and unrealized gain	26,956,050

Net increase in net assets resulting from operations	$30,583,019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income	$3,626,969	$5,881,127

Net realized gain	1,281,760	32,743,629

Change in net unrealized appreciation (depreciation)	25,674,290	(93,057,779)

Net increase (decrease) in net assets resulting from operations	30,583,019	(54,433,023)

Distributions to shareholders from distributable earnings:
Series I	–	(3,959,797)

Series II	–	(25,444,326)

Total distributions from distributable earnings	–	(29,404,123)

Share transactions–net:
Series I	(3,128,610)	31,804,677

Series II	(4,290,201)	67,404,606

Net increase (decrease) in net assets resulting from share transactions	(7,418,811)	99,209,283

Net increase in net assets	23,164,208	15,372,137

Net assets:
Beginning of period	446,942,361	431,570,224

End of period	$470,106,569	$446,942,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$25.47	$0.24	$ 1.55	$ 1.79	$ –	$ –	$ –	$27.26	7.03%	$ 60,188	0.33	%(d)	0.33	%(d)	1.81	%(d)	10%
Year ended 12/31/22	30.96	0.42	(4.13)	(3.71)	(0.28)	(1.50)	(1.78)	25.47	(11.81)	59,253	0.32		0.32		1.56		32
Year ended 12/31/21	24.24	0.31	6.75	7.06	(0.34)	–	(0.34)	30.96	29.17	36,788	0.35		0.35		1.10		23
Year ended 12/31/20	22.14	0.41	2.33	2.74	(0.31)	(0.33)	(0.64)	24.24	12.74 (e)	30,438	0.33		0.33		2.00		34
Year ended 12/31/19	17.80	0.34	4.73	5.07	(0.35)	(0.38)	(0.73)	22.14	28.79	31,327	0.35		0.35		1.71		39
Year ended 12/31/18	19.88	0.32	(1.80)	(1.48)	(0.23)	(0.37)	(0.60)	17.80	(7.87)	109,414	0.31		0.31		1.61		24
Series II
Six months ended 06/30/23	24.54	0.20	1.50	1.70	–	–	–	26.24	6.93	409,918	0.58	(d)	0.58	(d)	1.56	(d)	10
Year ended 12/31/22	29.92	0.35	(4.01)	(3.66)	(0.22)	(1.50)	(1.72)	24.54	(12.06)	387,689	0.57		0.57		1.31		32
Year ended 12/31/21	23.45	0.24	6.52	6.76	(0.29)	–	(0.29)	29.92	28.88	394,782	0.60		0.60		0.85		23
Year ended 12/31/20	21.46	0.35	2.24	2.59	(0.27)	(0.33)	(0.60)	23.45	12.41 (e)	293,602	0.58		0.58		1.75		34
Year ended 12/31/19	17.29	0.29	4.57	4.86	(0.31)	(0.38)	(0.69)	21.46	28.46	248,057	0.60		0.60		1.46		39
Year ended 12/31/18	19.35	0.26	(1.74)	(1.48)	(0.21)	(0.37)	(0.58)	17.29	(8.11)	149,913	0.56		0.56		1.36		24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $20,974,156 and sold of $41,844,757 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. S&P 500 Index Fund into the Fund.

(d)	Annualized.
(e)

Amount includes the effect of the Adviser pay-in for an economic loss as a result of delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 11.35% and 10.98% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Equally-Weighted S&P 500 Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

Invesco V.I. Equally-Weighted S&P 500 Fund

consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $8,271 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.120%

Over $2 billion	0.100%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $4,496.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $34,714 for accounting and fund administrative services and was reimbursed $340,324 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $7,930 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco V.I. Equally-Weighted S&P 500 Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$461,896,373	$–	$–	$461,896,373

Money Market Funds	8,228,807	107,311,003	–	115,539,810

Total Investments in Securities	470,125,180	107,311,003	–	577,436,183

Other Investments - Assets*

Futures Contracts	237,868	–	–	237,868

Total Investments	$470,363,048	$107,311,003	$–	$577,674,051

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Equity
Derivative Assets	Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$237,868

Derivatives not subject to master netting agreements	(237,868)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable at period end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Equity
Risk

Realized Gain:
Futures contracts	$402,359

Change in Net Unrealized Appreciation:
Futures contracts	236,046

Total	$638,405

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$9,893,100

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

Invesco V.I. Equally-Weighted S&P 500 Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $42,797,206 and $53,199,578, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$198,448,231

Aggregate unrealized (depreciation) of investments	(8,852,804)

Net unrealized appreciation of investments	$189,595,427

Cost of investments for tax purposes is $388,078,624.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2023(a)		Year ended December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	45,399	$1,196,878	183,348	$5,080,818

Series II	716,139	18,171,172	2,000,930	53,847,652

Issued as reinvestment of dividends:
Series I	-	-	160,620	3,959,797

Series II	-	-	1,070,439	25,444,326

Issued in connection with acquisitions:(b)
Series I	-	-	1,178,993	33,175,816

Series II	-	-	1,932,777	52,511,224

Invesco V.I. Equally-Weighted S&P 500 Fund

	Summary of Share Activity

	Six months ended June 30, 2023(a)		Year ended December 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Series I	(164,053)	$(4,325,488)	(384,653)	$(10,411,754)

Series II	(889,140)	(22,461,373)	(2,404,860)	(64,398,596)

Net increase (decrease) in share activity	(291,655)	$(7,418,811)	3,737,594	$99,209,283

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 29, 2022, the Fund acquired all the net assets of Invesco V.I. S&P 500 Index Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on December 1, 2021 and by the shareholders of the Target Fund on March 31, 2022. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,111,770 shares of the Fund for 5,131,794 shares outstanding of the Target Fund as of the close of business on April 29, 2022. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 29, 2022. The Target Fund’s net assets as of the close of business on April 29, 2022 of $85,687,040, including $64,778,725 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $387,559,878 and $473,246,918 immediately after the acquisition. The pro forma results of operations for the year ended December 31, 2022 assuming the reorganization had been completed on January 1, 2022, the beginning of the annual reporting period are as follows:

Net investment income	$6,076,093

Net realized/unrealized gains	(73,811,226)

Change in net assets resulting from operations	$(67,735,133)

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since April 30, 2022.

Invesco V.I. Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,070.30	$1.69	$1,023.16	$1.66	0.33%
Series II	1,000.00	1,069.30	2.98	1,021.92	2.91	0.58

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equally-Weighted S&P 500 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board noted a delay in rebalancing to the Fund’s underlying index that occurred in 2020, and considered information regarding steps Invesco Advisers took to remediate the impact of that delay, including making a pay-in to the Fund and enhancing compliance controls. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Capital Management LLC currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P 500® Equal Weight Index (Index). The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second

Invesco V.I. Equally-Weighted S&P 500 Fund

quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund seeks to track the investment results of the Index, and that the Fund’s performance will typically lag the Index due to the fees associated with the Fund. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are actively managed or may track a different index than the Fund. The Board noted that the Fund is passively managed and discussed reasons for differences in the Fund’s performance versus its peers. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco

Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed affiliated exchange traded funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

Invesco V.I. Equally-Weighted S&P 500 Fund

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligation.

Invesco V.I. Equally-Weighted S&P 500 Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Equity and Income Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIEQI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	3.84%
Series II Shares	3.68
Russell 1000 Value Index▼ (Broad Market Index)	5.12
Bloomberg U.S. Government/Credit Index▼ (Style-Specific Index)	2.21
Lipper VUF Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	9.18

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

  The Lipper VUF Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth variable insurance underlying funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (6/1/10)	8.66%
10 Years	7.50
5 Years	6.65
1 Year	9.18

Series II Shares
Inception (4/30/03)	7.57%
10 Years	7.22
5 Years	6.37
1 Year	8.87

Effective June 1, 2010, Class II shares of the predecessor fund, Universal Institutional Funds Equity and Income Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series II shares of Invesco Van Kampen V.I. Equity and Income Fund (renamed Invesco V.I. Equity and Income Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series II shares are those of the Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Equity and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Equity and Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Equity and Income Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.87%
Aerospace & Defense–1.74%
Raytheon Technologies Corp.	118,667	$11,624,619

Textron, Inc.	123,900	8,379,357

		20,003,976

Apparel Retail–0.86%
TJX Cos., Inc. (The)	116,385	9,868,284

Application Software–1.32%
Salesforce, Inc.(b)	35,545	7,509,237

Splunk, Inc.(b)	72,690	7,711,682

		15,220,919

Asset Management & Custody Banks–0.90%
KKR & Co., Inc., Class A	184,815	10,349,640

Automobile Manufacturers–1.28%
General Motors Co.	381,586	14,713,956

Broadline Retail–1.14%
Amazon.com, Inc.(b)	100,952	13,160,103

Building Products–1.41%
Johnson Controls International PLC	237,637	16,192,585

Cable & Satellite–1.66%
Charter Communications, Inc., Class A(b)	22,345	8,208,883

Comcast Corp., Class A	261,222	10,853,774

		19,062,657

Casinos & Gaming–0.80%
Las Vegas Sands Corp.(b)	158,064	9,167,712

Communications Equipment–1.19%
Cisco Systems, Inc.	263,765	13,647,201

Consumer Finance–0.73%
American Express Co.	48,392	8,429,886

Distillers & Vintners–0.86%
Diageo PLC (United Kingdom)	231,463	9,928,823

Diversified Banks–4.92%
Bank of America Corp.	682,837	19,590,594

PNC Financial Services Group, Inc. (The)	69,024	8,693,573

Wells Fargo & Co.	661,318	28,225,052

		56,509,219

Electric Utilities–1.66%
American Electric Power Co., Inc.	81,564	6,867,689

Exelon Corp.	148,621	6,054,820

FirstEnergy Corp.	159,772	6,211,935

		19,134,444

Electrical Components & Equipment–0.63%
Emerson Electric Co.	79,580	7,193,236

	Shares	Value

Electronic Manufacturing Services–0.62%
TE Connectivity Ltd.	51,022	$7,151,243

Fertilizers & Agricultural Chemicals–0.65%
Corteva, Inc.	129,890	7,442,697

Food Distributors–1.66%
Sysco Corp.	126,946	9,419,393

US Foods Holding Corp.(b)	218,523	9,615,012

		19,034,405

Gold–0.52%
Barrick Gold Corp. (Canada)	356,184	6,030,195

Health Care Distributors–0.48%
McKesson Corp.	12,863	5,496,489

Health Care Equipment–2.33%
GE HealthCare Technologies, Inc.(b)	71,042	5,771,452

Medtronic PLC	149,299	13,153,242

Zimmer Biomet Holdings, Inc.	54,337	7,911,467

		26,836,161

Health Care Facilities–0.53%
Universal Health Services, Inc., Class B	38,534	6,079,509

Health Care Services–1.54%
Cigna Group (The)	43,372	12,170,183

CVS Health Corp.	80,046	5,533,580

		17,703,763

Industrial Machinery & Supplies & Components–1.85%
Parker-Hannifin Corp.	36,562	14,260,642

Stanley Black & Decker, Inc.	74,336	6,966,027

		21,226,669

Insurance Brokers–1.01%
Willis Towers Watson PLC	49,358	11,623,809

Integrated Oil & Gas–2.51%
Chevron Corp.	63,718	10,026,027

Exxon Mobil Corp.	175,216	18,791,916

		28,817,943

Interactive Media & Services–1.47%
Alphabet, Inc., Class A(b)	37,678	4,510,057

Meta Platforms, Inc., Class A(b)	43,232	12,406,719

		16,916,776

Investment Banking & Brokerage–1.75%
Charles Schwab Corp. (The)	132,739	7,523,647

Goldman Sachs Group, Inc. (The)	38,895	12,545,193

		20,068,840

IT Consulting & Other Services–0.73%
Cognizant Technology Solutions Corp., Class A	129,082	8,426,473

Managed Health Care–1.25%
Centene Corp.(b)	144,194	9,725,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Shares	Value

Managed Health Care–(continued)
Elevance Health, Inc.	10,415	$4,627,281

		14,353,166

Movies & Entertainment–0.78%
Walt Disney Co. (The)(b)	100,635	8,984,693

Multi-line Insurance–1.40%
American International Group, Inc.	280,468	16,138,129

Oil & Gas Exploration & Production–3.02%
ConocoPhillips	194,003	20,100,651

Devon Energy Corp.	111,834	5,406,056

Pioneer Natural Resources Co.	44,402	9,199,206

		34,705,913

Oil & Gas Refining & Marketing–0.57%
Phillips 66	68,205	6,505,393

Packaged Foods & Meats–0.65%
Kraft Heinz Co. (The)	211,514	7,508,747

Pharmaceuticals–5.54%
Bristol-Myers Squibb Co.	186,658	11,936,779

GSK PLC	317,017	5,600,005

Johnson & Johnson	95,795	15,855,988

Merck & Co., Inc.	127,699	14,735,188

Sanofi	145,054	15,550,227

		63,678,187

Rail Transportation–1.05%
CSX Corp.	353,385	12,050,428

Real Estate Services–1.75%
CBRE Group, Inc., Class A(b)	249,556	20,141,665

Regional Banks–0.89%
Citizens Financial Group, Inc.	390,484	10,183,823

Semiconductor Materials & Equipment–0.88%
Lam Research Corp.	15,766	10,135,331

Semiconductors–1.98%
Intel Corp.	228,205	7,631,175

Micron Technology, Inc.	100,404	6,336,497

NXP Semiconductors N.V. (China)	43,003	8,801,854

		22,769,526

Specialty Chemicals–0.59%
DuPont de Nemours, Inc.	94,266	6,734,363

Systems Software–0.71%
Oracle Corp.	68,579	8,167,073

Tobacco–1.26%
Philip Morris International, Inc. (Switzerland)	148,162	14,463,574

Trading Companies & Distributors–1.32%
Ferguson PLC(c)	96,301	15,149,110

Transaction & Payment Processing Services–1.42%
Fiserv, Inc.(b)	81,354	10,262,807

PayPal Holdings, Inc.(b)	90,995	6,072,096

		16,334,903

	Shares	Value

Wireless Telecommunication Services–1.06%
T-Mobile US, Inc.(b)	87,807	$12,196,392

Total Common Stocks & Other Equity Interests (Cost $560,420,341)		745,638,029

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.49%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	528,482

Aerospace & Defense–0.22%
Boeing Co. (The), 5.81%, 05/01/2050	1,625,000	1,620,447

Lockheed Martin Corp., 4.15%, 06/15/2053	643,000	566,891

Raytheon Technologies Corp., 4.45%, 11/16/2038	308,000	283,597

		2,470,935

Agricultural Products & Services–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	239,260

Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	402,000	393,345

United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	186,631

		579,976

Alternative Carriers–0.47%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	2,743,000	2,611,336

Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,426,616

Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,407,858

		5,445,810

Application Software–1.18%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,339,000	5,058,703

Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	1,039,189

Splunk, Inc., Conv., 1.13%, 06/15/2027	7,967,000	6,911,373

Workday, Inc., 3.50%, 04/01/2027	528,000	500,731

		13,509,996

Asset Management & Custody Banks–0.53%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	2,755,000	2,694,091

BlackRock, Inc., 4.75%, 05/25/2033	1,341,000	1,318,763

Brookfield Corp. (Canada), 4.00%, 01/15/2025	445,000	431,853

KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	322,366

KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	1,364,000	1,286,615

		6,053,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Automobile Manufacturers–0.12%
General Motors Co., 6.60%, 04/01/2036	$377,000	$387,432

Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	1,009,040

		1,396,472

Biotechnology–1.19%
AbbVie, Inc.,
4.50%, 05/14/2035	694,000	659,762

4.05%, 11/21/2039	1,322,000	1,151,676

4.85%, 06/15/2044	264,000	246,259

Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027(d)	3,310,000	3,173,865

Halozyme Therapeutics, Inc., Conv.,
0.25%, 03/01/2027	4,655,000	3,889,562

1.00%, 08/15/2028(d)	559,000	511,485

Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	1,556,000	1,589,065

Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,875,000	2,404,687

		13,626,361

Brewers–0.23%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	933,431

4.90%, 02/01/2046	538,000	514,668

Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	899,802

Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	312,524

		2,660,425

Broadcasting–0.03%
Paramount Global, 4.00%, 01/15/2026	367,000	349,462

Broadline Retail–0.16%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	9,191

2.88%, 05/12/2041	2,306,000	1,780,281

		1,789,472

Cable & Satellite–1.18%
Cable One, Inc., Conv.,
0.00%, 03/15/2026(e)	5,466,000	4,495,785

1.13%, 03/15/2028	2,850,000	2,158,875

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	550,000	539,521

Comcast Corp.,
3.15%, 03/01/2026(c)	1,101,000	1,054,989

4.15%, 10/15/2028	935,000	906,379
3.90%, 03/01/2038	756,000	657,556

2.89%, 11/01/2051	352,000	236,200

2.94%, 11/01/2056	265,000	172,761

Cox Communications, Inc., 2.95%, 10/01/2050(d)	202,000	127,121

	Principal Amount	Value

Cable & Satellite–(continued)
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	$3,270,000	$3,206,235

		13,555,422

Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	709,000	677,064

Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	366,240

Computer & Electronics Retail–0.19%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,125,000	2,160,848

8.35%, 07/15/2046	4,000	4,910

		2,165,758

Consumer Finance–0.32%
American Express Co.,
3.38%, 05/03/2024	2,490,000	2,442,216

3.63%, 12/05/2024(c)	324,000	314,853

General Motors Financial Co., Inc., 5.25%, 03/01/2026	480,000	472,918

Synchrony Financial, 3.95%, 12/01/2027	556,000	485,001

		3,714,988

Consumer Staples Merchandise Retail–0.15%
Dollar General Corp., 4.25%, 09/20/2024	1,810,000	1,775,749

Diversified Banks–1.15%
Bank of America Corp.,
3.25%, 10/21/2027	525,000	489,497

2.57%, 10/20/2032(g)	874,000	712,210

BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	700,000	689,800

Citigroup, Inc.,
4.00%, 08/05/2024	60,000	58,789

3.67%, 07/24/2028(c)(g)	511,000	478,086

6.68%, 09/13/2043	741,000	799,166

5.30%, 05/06/2044	228,000	211,106

4.75%, 05/18/2046	356,000	305,057

HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	1,775,000	1,686,882

JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	375,659

3.51%, 01/23/2029(g)	1,058,000	978,940

4.26%, 02/22/2048(g)	489,000	422,547

3.90%, 01/23/2049(g)	1,058,000	856,558

Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	200,000	197,383

PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	689,000	620,966

Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	735,000	726,232

U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	2,097,000	1,960,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)
Wells Fargo & Co.,
3.55%, 09/29/2025	$626,000	$600,258

4.10%, 06/03/2026	505,000	484,722

4.65%, 11/04/2044	647,000	549,620

		13,204,270

Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	311,811

Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	200,986

Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032(c)	1,063,000	842,315

Drug Retail–0.07%
CVS Pass-Through Trust, 6.04%, 12/10/2028	421,015	417,673

Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	428,000	380,419

		798,092

Electric Utilities–1.17%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	699,251

FirstEnergy Corp., Conv., 4.00%, 05/01/2026(d)	4,898,000	4,898,000

Georgia Power Co., Series B, 3.70%, 01/30/2050	350,000	268,416

National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	1,227,000	1,022,947

NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	530,000	499,668

PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028(d)	4,929,000	4,731,840

PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	50,420

Xcel Energy, Inc.,
0.50%, 10/15/2023	566,000	557,666

3.50%, 12/01/2049	964,000	700,394

		13,428,602

Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	247,786

Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.95%, 08/15/2053	166,000	170,085

Health Care Equipment–0.49%
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	379,253

Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,244,000	3,895,992

Medtronic, Inc., 4.38%, 03/15/2035	249,000	239,385

Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	1,157,000	1,057,926

		5,572,556

	Principal Amount	Value

Health Care REITs–0.15%
Welltower OP LLC, Conv., 2.75%, 05/15/2028(d)	$1,733,000	$1,754,663

Health Care Services–0.13%
Cigna Group (The), 4.80%, 08/15/2038	307,000	290,124

CVS Health Corp., 3.38%, 08/12/2024	361,000	351,966

Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	263,000	228,295

NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	671,721

		1,542,106

Health Care Supplies–0.07%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027(d)	598,000	777,754

Health Care Technology–0.07%
NextGen Healthcare, Inc., Conv., 3.75%, 11/15/2027(d)	851,000	829,300

Home Improvement Retail–0.04%
Lowe’s Cos., Inc., 4.25%, 04/01/2052	497,000	405,983

Hotels, Resorts & Cruise Lines–0.42%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	4,881,000	4,268,434

Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	396,000	595,505

		4,863,939

Industrial Conglomerates–0.12%
Honeywell International, Inc., 4.50%, 01/15/2034(c)	1,463,000	1,431,959

Industrial Machinery & Supplies & Components–0.26%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	3,157,000	3,010,200

Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	233,000	227,415

Integrated Oil & Gas–0.37%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	677,521

Chevron Corp., 2.95%, 05/16/2026	952,000	906,555

Exxon Mobil Corp.,
2.71%, 03/06/2025	549,000	527,199

3.04%, 03/01/2026	1,098,000	1,049,934

Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	1,098,000	1,061,663

		4,222,872

Integrated Telecommunication Services–0.33%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	302,004

3.50%, 09/15/2053	447,000	316,755

3.55%, 09/15/2055	157,000	110,026

3.80%, 12/01/2057	255,000	184,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	$750,000	$635,476

5.21%, 03/08/2047	700,000	609,352

Verizon Communications, Inc.,
3.38%, 02/15/2025	1,284,000	1,240,806

3.40%, 03/22/2041	561,000	433,325

		3,832,575

Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	338,190

Interactive Media & Services–0.40%
Meta Platforms, Inc., 5.60%, 05/15/2053	1,368,000	1,405,973

Snap, Inc., Conv., 0.75%, 08/01/2026	3,098,000	2,869,523

TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	338,000	284,427

		4,559,923

Internet Services & Infrastructure–0.25%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,174,000	2,891,514

Investment Banking & Brokerage–1.65%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	529,000	510,039

2.91%, 07/21/2042(g)	323,000	228,414

GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028	5,859,000	6,133,787

0.00%, 07/19/2029(d)(e)	5,880,000	5,797,680

1.00%, 07/30/2029	5,873,000	5,679,778

Morgan Stanley, 4.00%, 07/23/2025	654,000	635,170

		18,984,868

Life & Health Insurance–0.50%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	853,000	823,796

Athene Global Funding, 2.75%, 06/25/2024(d)	260,000	250,141

Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,170,331

Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	1,946,643

Guardian Life Global Funding, 2.90%, 05/06/2024(d)	689,000	672,661

Jackson National Life Global Funding, 3.25%, 01/30/2024(d)	453,000	445,589

Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	373,889

Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	112,676

		5,795,726

Life Sciences Tools & Services–0.17%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	2,055,000	1,944,123

	Principal Amount	Value

Managed Health Care–0.25%
Humana, Inc., 0.65%, 08/03/2023	$2,355,000	$2,346,253

UnitedHealth Group, Inc., 3.50%, 08/15/2039	559,000	469,392

		2,815,645

Movies & Entertainment–0.37%
Discovery Communications LLC, 4.90%, 03/11/2026	367,000	359,752

Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027(d)	297,000	320,463

TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	350,730

Warnermedia Holdings, Inc.,
3.79%, 03/15/2025	1,720,000	1,659,191

5.05%, 03/15/2042	835,000	704,256

5.14%, 03/15/2052	1,036,000	844,247

		4,238,639

Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	628,708

Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047	571,000	486,812

Sempra Energy, 3.80%, 02/01/2038	559,000	463,798

		950,610

Oil & Gas Exploration & Production–0.26%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	514,087

ConocoPhillips Co., 4.15%, 11/15/2034	230,000	209,975

Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029(d)	2,005,000	2,246,044

		2,970,106

Oil & Gas Refining & Marketing–0.04%
Valero Energy Corp., 4.00%, 06/01/2052	531,000	401,325

Oil & Gas Storage & Transportation–0.64%
Enbridge, Inc. (Canada), 5.97%, 03/08/2026	412,000	412,713

Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	1,724,000	1,717,702

4.90%, 03/15/2035	344,000	315,835

5.30%, 04/01/2044	587,000	509,661

5.00%, 05/15/2050	724,000	612,241

Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	25,055

4.25%, 02/15/2048	696,000	590,570

Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	856,731

5.30%, 12/01/2034	407,000	392,206

MPLX L.P., 4.50%, 04/15/2038	810,000	698,063

Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	402,703

Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	187,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The), 5.40%, 03/02/2026	$658,000	$656,535

		7,377,915

Other Specialized REITs–0.12%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,417,461

Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	61,480

Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	228,907

Passenger Airlines–0.30%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	239,982	216,100

JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	1,732,000	1,431,072

Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	1,157,000	940,641

United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	236,133	232,165

Series 2014-2, Class A, 3.75%, 09/03/2026	305,971	287,642

Series 2018-1, Class AA, 3.50%, 03/01/2030	401,578	362,856

		3,470,476

Personal Care Products–0.06%
Kenvue, Inc., 5.05%, 03/22/2053(d)	714,000	729,452

Pharmaceuticals–0.44%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	934,874

Bristol-Myers Squibb Co., 4.13%, 06/15/2039	621,000	566,769

GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	72,973

Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	262,075

Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	3,155,000	2,934,150

Zoetis, Inc., 4.70%, 02/01/2043	333,000	310,110

		5,080,951

Property & Casualty Insurance–0.14%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	284,498

Markel Group, Inc.,
5.00%, 03/30/2043	351,000	307,248

5.00%, 05/20/2049	497,000	446,249

Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	550,017

		1,588,012

Rail Transportation–0.39%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	735,000	732,908

	Principal Amount	Value

Rail Transportation–(continued)
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	$399,000	$326,819

Norfolk Southern Corp.,
3.85%, 01/15/2024	1,405,000	1,389,716

3.40%, 11/01/2049	461,000	340,533

Union Pacific Corp.,
3.65%, 02/15/2024	92,000	90,914

3.20%, 05/20/2041	1,018,000	801,470

4.15%, 01/15/2045	426,000	351,197

3.84%, 03/20/2060	519,000	413,744

		4,447,301

Reinsurance–0.07%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	459,009

Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	351,156

		810,165

Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	538,941

Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	705,000	657,724

Retail REITs–0.18%
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,244,679

Regency Centers L.P.,
2.95%, 09/15/2029	750,000	644,052

4.65%, 03/15/2049	256,000	215,007

		2,103,738

Self-Storage REITs–0.07%
Extra Space Storage L.P., 5.70%, 04/01/2028	368,000	367,975

LifeStorage L.P., 3.50%, 07/01/2026	404,000	379,807

		747,782

Semiconductors–0.89%
Broadcom, Inc., 3.47%, 04/15/2034(d)	640,000	525,226

Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,057,284

Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	5,161,000	5,864,186

Micron Technology, Inc.,
4.66%, 02/15/2030	680,000	641,583

3.37%, 11/01/2041	179,000	125,281

Texas Instruments, Inc., 2.63%, 05/15/2024	215,000	209,932

Wolfspeed, Inc., Conv., 1.88%, 12/01/2029(d)	2,372,000	1,840,672

		10,264,164

Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	139,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Systems Software–0.22%
Microsoft Corp., 3.50%, 02/12/2035	$404,000	$378,246

Oracle Corp., 3.60%, 04/01/2040	965,000	746,968

VMware, Inc., 1.00%, 08/15/2024	1,509,000	1,429,280

		2,554,494

Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	671,000	652,108

Technology Hardware, Storage & Peripherals–0.25%
Apple, Inc., 3.35%, 02/09/2027	315,000	302,654

Western Digital Corp., Conv., 1.50%, 02/01/2024	2,649,000	2,581,450

		2,884,104

Telecom Tower REITs–0.17%
American Tower Corp., 1.60%, 04/15/2026	852,000	764,545

Crown Castle, Inc.,
2.50%, 07/15/2031	1,413,000	1,161,918

4.75%, 05/15/2047	46,000	39,625

		1,966,088

Tobacco–0.21%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,101,513

Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	366,276

4.88%, 11/15/2043	1,102,000	986,144

		2,453,933

Trading Companies & Distributors–0.11%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	62,625

4.25%, 09/15/2024	427,000	416,983

Aircastle Ltd., 4.40%, 09/25/2023	771,000	767,132

		1,246,740

Transaction & Payment Processing Services–0.47%
Block, Inc., Conv., 0.13%, 03/01/2025	4,256,000	4,032,560

Fiserv, Inc., 3.80%, 10/01/2023	1,412,000	1,405,053

		5,437,613

Wireless Telecommunication Services–0.30%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(c)	600,000	527,299

Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043(c)	533,000	443,116

4.30%, 02/15/2048	1,394,000	1,087,752

T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	887,842

3.40%, 10/15/2052	750,000	535,989

		3,481,998

Total U.S. Dollar Denominated Bonds & Notes (Cost $254,602,128)		235,441,095

U.S. Treasury Securities–9.11%
U.S. Treasury Bills–0.01%
4.74% - 4.79%, 04/18/2024(h)(i)	128,000	122,692

	Principal Amount	Value

U.S. Treasury Bonds–1.31%
4.50%, 02/15/2036	$2,636,800	$2,848,208

4.50%, 08/15/2039	36,400	39,156

4.38%, 05/15/2040	72,800	76,976

3.88%, 05/15/2043(c)	8,198,800	8,001,516

3.63%, 02/15/2053	4,246,000	4,076,160

		15,042,016

U.S. Treasury Notes–7.79%
4.25%, 05/31/2025	27,335,300	26,993,075

4.13%, 06/15/2026	29,059,500	28,768,905

3.63%, 05/31/2028	19,083,000	18,667,050

3.75%, 05/31/2030	14,482,100	14,281,840

3.38%, 05/15/2033	895,000	863,255

		89,574,125

Total U.S. Treasury Securities (Cost $105,822,405)		104,738,833

	Shares
Preferred Stocks–0.58%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,252,258

Oil & Gas Storage & Transportation–0.38%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,435,929

Total Preferred Stocks (Cost $5,687,926)		6,688,187

	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.07%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$682,000	801,385

5.50%, 02/01/2037	3	3

		801,388

Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	138	140

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $758,926)		801,528

	Shares
Money Market Funds–3.32%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(j)(k)	13,365,893	13,365,893

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(j)(k)	9,544,928	9,545,882

Invesco Treasury Portfolio, Institutional Class, 5.03%(j)(k)	15,275,307	15,275,307

Total Money Market Funds (Cost $38,187,222)		38,187,082

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.44% (Cost $965,478,948)		1,131,494,754

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.90%
Invesco Private Government Fund, 5.10%(j)(k)(l)	2,886,354	2,886,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 5.23%(j)(k)(l)	7,421,962	$7,421,220

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,307,574)		10,307,574

TOTAL INVESTMENTS IN SECURITIES–99.34% (Cost $975,786,522)		1,141,802,328

OTHER ASSETS LESS LIABILITIES–0.66%		7,599,380

NET ASSETS–100.00%		$1,149,401,708

Investment Abbreviations:

Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $49,687,636, which represented 4.32% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 17,481,130	$ 91,093,252	$ (95,208,489)	$ -	$ -	$13,365,893	$ 377,832
Invesco Liquid Assets Portfolio, Institutional Class	12,486,521	65,066,608	(68,006,062)	(140)	(1,045)	9,545,882	274,895
Invesco Treasury Portfolio, Institutional Class	19,978,434	104,106,573	(108,809,700)	-	-	15,275,307	431,186
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,449,135	124,600,318	(146,163,099)	-	-	2,886,354	176,286*
Invesco Private Prime Fund	62,858,030	306,862,090	(362,278,336)	(553)	(20,011)	7,421,220	491,375*
Total	$137,253,250	$691,728,841	$(780,465,686)	$(693)	$(21,056)	$48,494,656	$1,751,574

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Interest Rate Risk

U.S. Treasury 5 Year Notes	9	September-2023	$(963,844)	$19,055	$19,055

U.S. Treasury 10 Year Ultra Notes	29	September-2023	(3,434,687)	39,411	39,411

Total Futures Contracts				$58,466	$58,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts

Settlement		Contract to		Unrealized

Date	Counterparty	Deliver	Receive	Appreciation

Currency Risk

07/28/2023	Bank of New York Mellon (The)	EUR 10,660,207	USD 11,694,396	$48,920

07/28/2023	State Street Bank & Trust Co.	GBP 9,097,411	USD 11,593,695	38,115

Total Forward Foreign Currency Contracts				$87,035

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2023

Common Stocks & Other Equity Interests	64.87%

U.S. Dollar Denominated Bonds & Notes	20.49

U.S. Treasury Securities	9.11

Security Types Each Less Than 1% of Portfolio	0.65

Money Market Funds Plus Other Assets Less Liabilities	4.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $927,291,726)*	$1,093,307,672

Investments in affiliated money market funds, at value (Cost $48,494,796)	48,494,656

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	87,035

Cash	11,967,971

Foreign currencies, at value (Cost $4,211)	4,217

Receivable for:
Investments sold	1,877,155

Fund shares sold	3,048,509

Dividends	1,098,144

Interest	1,977,320

Investment for trustee deferred compensation and retirement plans	125,638

Other assets	784

Total assets	1,161,989,101

Liabilities:
Other investments:
Variation margin payable - futures contracts	8,591

Payable for:
Investments purchased	1,084,573

Fund shares reacquired	377,463

Collateral upon return of securities loaned	10,307,574

Accrued fees to affiliates	610,014

Accrued other operating expenses	60,479

Trustee deferred compensation and retirement plans	138,699

Total liabilities	12,587,393

Net assets applicable to shares outstanding	$1,149,401,708

Net assets consist of:
Shares of beneficial interest	$893,177,209

Distributable earnings	256,224,499

$1,149,401,708

Net Assets:
Series I	$69,697,914

Series II	$1,079,703,794

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,159,668

Series II	64,974,672

Series I:
Net asset value per share	$16.76

Series II:
Net asset value per share	$16.62

*	At June 30, 2023, securities with an aggregate value of $10,103,604 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Interest	$5,702,317

Dividends (net of foreign withholding taxes of $115,840)	8,331,361

Dividends from affiliated money market funds (includes net securities lending income of $40,699)	1,124,612

Total investment income	15,158,290

Expenses:
Advisory fees	2,139,751

Administrative services fees	924,055

Custodian fees	5,274

Distribution fees - Series II	1,307,258

Transfer agent fees	27,713

Trustees’ and officers’ fees and benefits	10,431

Reports to shareholders	3,725

Professional services fees	33,837

Other	7,521

Total expenses	4,459,565

Less: Fees waived	(27,969)

Net expenses	4,431,596

Net investment income	10,726,694

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	19,980,151

Affiliated investment securities	(21,056)

Foreign currencies	66,469

Forward foreign currency contracts	(464,788)

Futures contracts	16,080

19,576,856

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,546,488

Affiliated investment securities	(693)

Foreign currencies	(4,976)

Forward foreign currency contracts	(170,626)

Futures contracts	57,916

6,428,109

Net realized and unrealized gain	26,004,965

Net increase in net assets resulting from operations	$36,731,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$10,726,694	$18,095,869

Net realized gain	19,576,856	56,359,268

Change in net unrealized appreciation (depreciation)	6,428,109	(176,403,488)

Net increase (decrease) in net assets resulting from operations	36,731,659	(101,948,351)

Distributions to shareholders from distributable earnings:
Series I	–	(11,036,488)

Series II	–	(157,488,383)

Total distributions from distributable earnings	–	(168,524,871)

Share transactions–net:
Series I	(4,318,661)	9,142,062

Series II	19,226,813	(4,061,072)

Net increase in net assets resulting from share transactions	14,908,152	5,080,990

Net increase (decrease) in net assets	51,639,811	(265,392,232)

Net assets:
Beginning of period	1,097,761,897	1,363,154,129

End of period	$1,149,401,708	$1,097,761,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$16.14	$0.18	$ 0.44	$ 0.62	$ –	$ –	$ –	$16.76	3.84%	$ 69,698	0.55	%(d)	0.56	%(d)	2.17	%(d)	76%
Year ended 12/31/22	20.69	0.33	(1.94)	(1.61)	(0.34)	(2.60)	(2.94)	16.14	(7.51)	71,423	0.56		0.56		1.77		146
Year ended 12/31/21	17.93	0.25	3.09	3.34	(0.38)	(0.20)	(0.58)	20.69	18.65	79,349	0.55		0.55		1.24		144
Year ended 12/31/20	17.52	0.30	1.30	1.60	(0.42)	(0.77)	(1.19)	17.93	9.95	43,099	0.56		0.57		1.84		96
Year ended 12/31/19	16.12	0.36	2.82	3.18	(0.47)	(1.31)	(1.78)	17.52	20.37	50,731	0.54		0.55		2.02		150
Year ended 12/31/18	19.04	0.35	(2.00)	(1.65)	(0.43)	(0.84)	(1.27)	16.12	(9.50)	165,924	0.54		0.55		1.91		150
Series II
Six months ended 06/30/23	16.03	0.15	0.44	0.59	–	–	–	16.62	3.68	1,079,704	0.80	(d)	0.81	(d)	1.92	(d)	76
Year ended 12/31/22	20.55	0.28	(1.92)	(1.64)	(0.28)	(2.60)	(2.88)	16.03	(7.71)	1,026,339	0.81		0.81		1.52		146
Year ended 12/31/21	17.82	0.20	3.07	3.27	(0.34)	(0.20)	(0.54)	20.55	18.35	1,283,805	0.80		0.80		0.99		144
Year ended 12/31/20	17.42	0.26	1.28	1.54	(0.37)	(0.77)	(1.14)	17.82	9.65	1,224,382	0.81		0.82		1.59		96
Year ended 12/31/19	16.04	0.31	2.80	3.11	(0.42)	(1.31)	(1.73)	17.42	20.01	1,235,269	0.79		0.80		1.77		150
Year ended 12/31/18	18.95	0.31	(2.00)	(1.69)	(0.38)	(0.84)	(1.22)	16.04	(9.73)	1,041,911	0.79		0.80		1.66		150

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $22,225,472 in connection with the acquisition of Invesco V.I. Managed Volatility Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objectives are both capital appreciation and current income.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The	following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Equity and Income Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $1,016 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar

Invesco V.I. Equity and Income Fund

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

O.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

Invesco V.I. Equity and Income Fund

For the six months ended June 30, 2023, the Adviser waived advisory fees of $27,969.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $86,716 for accounting and fund administrative services and was reimbursed $837,339 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $23,136 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$714,558,974	$ 31,079,055	$–	$ 745,638,029

U.S. Dollar Denominated Bonds & Notes	–	235,441,095	–	235,441,095

U.S. Treasury Securities	–	104,738,833	–	104,738,833

Preferred Stocks	6,688,187	–	–	6,688,187

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	801,528	–	801,528

Money Market Funds	38,187,082	10,307,574	–	48,494,656

Total Investments in Securities	759,434,243	382,368,085	–	1,141,802,328

Other Investments - Assets*

Futures Contracts	58,466	–	–	58,466

Forward Foreign Currency Contracts	–	87,035	–	87,035

Total Other Investments	58,466	87,035	–	145,501

Total Investments	$759,492,709	$382,455,120	$–	$1,141,947,829

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco V.I. Equity and Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

		Value

Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$ –	$ 58,466	$ 58,466

Unrealized appreciation on forward foreign currency contracts outstanding	87,035	–	87,035

Total Derivative Assets	87,035	58,466	145,501

Derivatives not subject to master netting agreements	–	(58,466)	(58,466)

Total Derivative Assets subject to master netting agreements	$87,035	$ –	$ 87,035

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2023.

	Financial Derivative Assets		Collateral (Received)/Pledged

Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$48,920	$48,920	$–	$–	$48,920

State Street Bank & Trust Co.	38,115	38,115	–	–	38,115

Total	$87,035	$87,035	$–	$–	$87,035

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(464,788)	$ -	$(464,788)

Futures contracts	-	16,080	16,080

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(170,626)	-	(170,626)

Futures contracts	-	57,916	57,916

Total	$(635,414)	$73,996	$(561,418)

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures
	Contracts	Contracts

Average notional value	$23,428,347	$2,132,216

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Equity and Income Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $204,189,118 and $172,383,286, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$192,732,594

Aggregate unrealized (depreciation) of investments	(39,685,511)

Net unrealized appreciation of investments	$153,047,083

Cost of investments for tax purposes is $988,900,746.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	233,585	$3,852,922	490,825	$9,376,057

Series II	10,632,035	174,465,044	5,258,697	96,785,873

Issued as reinvestment of dividends:
Series I	-	-	695,431	11,036,488

Series II	-	-	9,986,581	157,488,383

Reacquired:
Series I	(498,535)	(8,171,583)	(596,455)	(11,270,483)

Series II	(9,689,111)	(155,238,231)	(13,675,775)	(258,335,328)

Net increase in share activity	677,974	$14,908,152	2,159,304	$5,080,990

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,038.40	$2.78	$1,022.07	$2.76	0.55%
Series II	1,000.00	1,036.80	4.04	1,020.83	4.01	0.80

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equity and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was reasonably comparable to the performance of the

Invesco V.I. Equity and Income Fund

Index for the one and three year periods and below the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The

Invesco V.I. Equity and Income Fund

Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Equity and Income Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Global Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIGLBL-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	23.31%
Series II Shares	23.17
MSCI All Country World Index▼	13.93
MSCI All Country World Growth Index▼	24.25

Source(s): ▼RIMES Technologies Corp.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (11/12/90)	9.70%
10 Years	9.30
5 Years	6.84
1 Year	23.29
Series II Shares
Inception (7/13/00)	6.40%
10 Years	9.03
5 Years	6.58
1 Year	22.97

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Global Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Global Fund (renamed Invesco V.I. Global Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.45%
Canada–0.62%
Canadian Pacific Kansas City Ltd.	155,420	$12,553,273

China–3.75%
JD.com, Inc., ADR	1,488,739	50,810,662

Meituan, B Shares(a)(b)	751,230	11,807,892

Tencent Holdings Ltd.	266,300	11,334,401

Yum China Holdings, Inc.	30,635	1,730,878

		75,683,833

Denmark–3.43%
Novo Nordisk A/S, Class B	428,562	69,218,659

France–13.32%
Airbus SE	630,662	91,165,562

Dassault Systemes SE	203,678	9,032,326

EssilorLuxottica S.A.	59,569	11,273,306

Kering S.A.	76,376	42,299,911

LVMH Moet Hennessy Louis Vuitton SE	118,531	111,860,769

Pernod Ricard S.A.	14,356	3,171,805

		268,803,679

Germany–2.51%
Allianz SE	25,667	5,970,376

SAP SE	327,691	44,744,218

		50,714,594

India–5.79%
DLF Ltd.	13,314,464	79,791,703

HDFC Bank Ltd.	401,632	8,344,627

ICICI Bank Ltd., ADR	1,243,567	28,701,526

		116,837,856

Israel–0.92%
Nice Ltd., ADR(b)	89,938	18,572,197

Italy–0.77%
Brunello Cucinelli S.p.A.	176,600	15,570,513

Japan–6.21%
Hoya Corp.	78,900	9,411,933

Keyence Corp.	136,444	64,526,850

Murata Manufacturing Co. Ltd.	396,400	22,745,374

Omron Corp.	81,000	4,961,976

TDK Corp.	610,300	23,631,570

		125,277,703

Netherlands–1.42%
ASML Holding N.V.	37,118	26,868,643

Universal Music Group N.V.	78,928	1,753,589

		28,622,232

Spain–1.49%
Amadeus IT Group S.A.(b)	394,763	30,097,226

Sweden–4.26%
Assa Abloy AB, Class B	1,424,023	34,182,650

	Shares	Value

Sweden–(continued)
Atlas Copco AB, Class A	3,586,120	$51,720,027

		85,902,677

Switzerland–0.88%
Lonza Group AG	29,693	17,732,377

United States–54.08%
Adobe, Inc.(b)	149,223	72,968,555

Agilent Technologies, Inc.	156,477	18,816,359

Alphabet, Inc., Class A(b)	1,794,058	214,748,743

Amazon.com, Inc.(b)	167,619	21,850,813

Analog Devices, Inc.	515,998	100,521,570

Avantor, Inc.(b)	430,983	8,852,391

Boston Scientific Corp.(b)	126,875	6,862,669

Charles River Laboratories International, Inc.(b)	31,017	6,521,324

Charter Communications, Inc., Class A(b)	24,196	8,888,885

Danaher Corp.	40,346	9,683,040

Datadog, Inc., Class A(b)	49,111	4,831,540

Ecolab, Inc.	38,791	7,241,892

Equifax, Inc.	178,466	41,993,050

Fidelity National Information Services, Inc.	96,382	5,272,095

IDEXX Laboratories, Inc.(b)	16,453	8,263,190

Illumina, Inc.(b)	68,060	12,760,569

Intuit, Inc.	163,831	75,065,726

Intuitive Surgical, Inc.(b)	60,051	20,533,839

IQVIA Holdings, Inc.(b)	91,933	20,663,780

Lam Research Corp.	6,391	4,108,518

Marriott International, Inc., Class A	77,781	14,287,592

Marvell Technology, Inc.	552,105	33,004,837

Meta Platforms, Inc., Class A(b)	465,727	133,654,334

Microsoft Corp.	111,739	38,051,599

NVIDIA Corp.	58,275	24,651,491

Phathom Pharmaceuticals, Inc.(b)	396,039	5,671,279

S&P Global, Inc.	233,234	93,501,178

Splunk, Inc.(b)	85,965	9,120,027

United Parcel Service, Inc., Class B	145,589	26,096,828

Visa, Inc., Class A	181,368	43,071,273

		1,091,558,986

Total Common Stocks & Other Equity Interests (Cost $819,719,415)		2,007,145,805

Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(c)(d)	3,909,643	3,909,643

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(c)(d)	2,793,994	2,794,274

Invesco Treasury Portfolio, Institutional Class, 5.03%(c)(d)	4,468,163	4,468,163

Total Money Market Funds (Cost $11,172,062)		11,172,080

TOTAL INVESTMENTS IN SECURITIES–100.00% (Cost $830,891,477)		2,018,317,885

OTHER ASSETS LESS LIABILITIES–(0.00)%		(85,973)

NET ASSETS–100.00%		$2,018,231,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2023 represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 4,779,375	$ 53,131,252	$ (54,000,984)	$ -	$ -	$ 3,909,643	$154,983
Invesco Liquid Assets Portfolio, Institutional Class	3,415,571	37,950,895	(38,572,132)	(3)	(57)	2,794,274	95,281
Invesco Treasury Portfolio, Institutional Class	5,462,142	60,721,431	(61,715,410)	-	-	4,468,163	149,243
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,203,247	(2,203,247)	-	-	-	4,189*
Invesco Private Prime Fund	-	5,683,198	(5,683,088)	-	(110)	-	11,200*
Total	$13,657,088	$159,690,023	$(162,174,861)	$(3)	$(167)	$11,172,080	$414,896

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2023

United States	54.08%

France	13.32

Japan	6.21

India	5.79

Sweden	4.26

China	3.75

Denmark	3.43

Germany	2.51

Countries each less than 2% of portfolio	6.10

Money Market Funds Plus Other Assets Less Liabilities	0.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $819,719,415)	$2,007,145,805

Investments in affiliated money market funds, at value (Cost $11,172,062)	11,172,080

Cash	2,000,000

Foreign currencies, at value (Cost $1,107,672)	1,105,903

Receivable for:
Investments sold	5,153,064

Fund shares sold	271,549

Dividends	2,816,568

Investment for trustee deferred compensation and retirement plans	177,461

Other assets	32,648

Total assets	2,029,875,078

Liabilities:
Payable for:
Investments purchased	2,056,484

Fund shares reacquired	3,896,766

Accrued foreign taxes	4,521,561

Accrued fees to affiliates	980,851

Accrued other operating expenses	10,043

Trustee deferred compensation and retirement plans	177,461

Total liabilities	11,643,166

Net assets applicable to shares outstanding	$2,018,231,912

Net assets consist of:
Shares of beneficial interest	$560,371,460

Distributable earnings	1,457,860,452

$2,018,231,912

Net Assets:
Series I	$1,078,637,286

Series II	$939,594,626

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	28,127,125

Series II	25,176,895

Series I:
Net asset value per share	$38.35

Series II:
Net asset value per share	$37.32

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,035,558)	$10,890,406

Dividends from affiliated money market funds (includes net securities lending income of $7,416)	406,923

Foreign withholding tax claims	1,107,736

Total investment income	12,405,065

Expenses:
Advisory fees	5,893,303

Administrative services fees	1,536,310

Custodian fees	63,217

Distribution fees - Series II	1,084,674

Transfer agent fees	42,689

Trustees’ and officers’ fees and benefits	13,100

Reports to shareholders	4,410

Professional services fees	35,728

Other	14,484

Total expenses	8,687,915

Less: Fees waived	(9,058)

Net expenses	8,678,857

Net investment income	3,726,208

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $93,294)	63,696,855

Affiliated investment securities	(167)

Foreign currencies	(1,245,302)

Forward foreign currency contracts	13,239

62,464,625

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $1,937,599)	319,974,249

Affiliated investment securities	(3)

Foreign currencies	117,582

320,091,828

Net realized and unrealized gain	382,556,453

Net increase in net assets resulting from operations	$386,282,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$3,726,208	$2,917,651

Net realized gain	62,464,625	223,776,824

Change in net unrealized appreciation (depreciation)	320,091,828	(1,065,984,649)

Net increase (decrease) in net assets resulting from operations	386,282,661	(839,290,174)

Distributions to shareholders from distributable earnings:
Series I	–	(184,897,409)

Series II	–	(149,173,343)

Total distributions from distributable earnings	–	(334,070,752)

Share transactions–net:
Series I	(57,212,141)	89,692,207

Series II	10,337,164	19,843,763

Net increase (decrease) in net assets resulting from share transactions	(46,874,977)	109,535,970

Net increase (decrease) in net assets	339,407,684	(1,063,824,956)

Net assets:
Beginning of period	1,678,824,228	2,742,649,184

End of period	$2,018,231,912	$1,678,824,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Six months ended 06/30/23	$31.10	$0.09	$7.16	$7.25	$–	$–	$–	$38.35	23.31%	$1,078,637	0.81%(e)	0.81%(e)	0.52%(e)	8%
Year ended 12/31/22	57.22	0.11	(18.77)	(18.66)	–	(7.46)	(7.46)	31.10	(31.77)	925,742	0.79	0.81	0.27	15
Year ended 12/31/21	52.12	(0.13)	8.23	8.10	–	(3.00)	(3.00)	57.22	15.49	1,484,706	0.77	0.78	(0.23)	7
Year ended 12/31/20	42.55	(0.01)	11.51	11.50	(0.31)	(1.62)	(1.93)	52.12	27.64	1,438,773	0.77	0.81	(0.01)	13
Year ended 12/31/19	38.00	0.29	11.03	11.32	(0.40)	(6.37)	(6.77)	42.55	31.79	1,334,573	0.77	0.80	0.70	23
Year ended 12/31/18	47.42	0.37	(5.99)	(5.62)	(0.47)	(3.33)	(3.80)	38.00	(13.18)	1,160,317	0.78	0.78	0.81	16
Series II
Six months ended 06/30/23	30.30	0.04	6.98	7.02	–	–	–	37.32	23.17	939,595	1.06(e)	1.06(e)	0.27(e)	8
Year ended 12/31/22	56.18	0.00	(18.42)	(18.42)	–	(7.46)	(7.46)	30.30	(31.94)	753,082	1.04	1.06	0.02	15
Year ended 12/31/21	51.36	(0.27)	8.09	7.82	–	(3.00)	(3.00)	56.18	15.17	1,257,943	1.02	1.03	(0.48)	7
Year ended 12/31/20	41.95	(0.11)	11.34	11.23	(0.20)	(1.62)	(1.82)	51.36	27.34	1,322,794	1.02	1.06	(0.26)	134
Year ended 12/31/19	37.53	0.18	10.89	11.07	(0.28)	(6.37)	(6.65)	41.95	31.45	1,187,107	1.02	1.04	0.45	23
Year ended 12/31/18	46.88	0.26	(5.92)	(5.66)	(0.36)	(3.33)	(3.69)	37.53	(13.39)	911,848	1.03	1.03	0.56	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

Invesco V.I. Global Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

Invesco V.I. Global Fund

net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net asset (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $9,058.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and

Invesco V.I. Global Fund

periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $134,344 for accounting and fund administrative services and was reimbursed $1,401,966 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as

Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $652 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3– Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Canada	$12,553,273	$–	$–	$12,553,273

China	52,541,540	23,142,293	–	75,683,833

Denmark	–	69,218,659	–	69,218,659

France	–	268,803,679	–	268,803,679

Germany	–	50,714,594	–	50,714,594

India	28,701,526	88,136,330	–	116,837,856

Israel	18,572,197	–	–	18,572,197

Italy	–	15,570,513	–	15,570,513

Japan	–	125,277,703	–	125,277,703

Netherlands	–	28,622,232	–	28,622,232

Spain	–	30,097,226	–	30,097,226

Sweden	–	85,902,677	–	85,902,677

Switzerland	–	17,732,377	–	17,732,377

United States	1,091,558,986	–	–	1,091,558,986

Money Market Funds	11,172,080	–	–	11,172,080

Total Investments	$1,215,099,602	$803,218,283	$–	$2,018,317,885

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency
Risk

Realized Gain:
Forward foreign currency contracts	$13,239

Invesco V.I. Global Fund

    The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$858,224

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $145,024,554 and $179,281,695, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,215,893,490

Aggregate unrealized (depreciation) of investments	(42,395,325)

Net unrealized appreciation of investments	$1,173,498,165

    Cost of investments for tax purposes is $844,819,720.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	526,026	$18,457,265	6,643,822	$283,740,917

Series II	3,183,126	107,297,388	4,666,750	195,069,460

Issued as reinvestment of dividends:
Series I	-	-	6,327,769	184,897,409

Series II	-	-	5,235,990	149,173,343

Reacquired:
Series I	(2,166,361)	(75,669,406)	(9,153,426)	(378,946,119)

Series II	(2,857,495)	(96,960,224)	(7,441,965)	(324,399,040)

Net increase (decrease) in share activity	(1,314,704)	$(46,874,977)	6,278,940	$109,535,970

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,233.10	$4.48	$1,020.78	$4.06	0.81%
Series II	1,000.00	1,231.70	5.87	1,019.54	5.31	1.06

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World Growth Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for

Invesco V.I. Global Fund

the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that the Fund’s stock selection in and underweight and overweight exposures to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated

Invesco V.I. Global Fund

securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Global Core Equity Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGCE-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	13.75%
Series II Shares	13.73
MSCI World Index▼ (Broad Market/Style-Specific Index)	15.09
Lipper VUF Global Multi-Cap Value Funds Classification Average∎ (Peer Group)	8.00

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF Global Multi-Cap Value Funds Classification Average represents an average of all variable insurance underlyng funds in the Lipper Global Multi Cap Value Funds classification.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (1/2/97)	5.14%
10 Years	6.38
5 Years	4.94
1 Year	11.38
Series II Shares
Inception (6/1/10)	6.72%
10 Years	6.13
5 Years	4.70
1 Year	11.19

Effective June 1, 2010, Class I shares of the predecessor fund, Universal Funds Global Value Equity Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund (renamed Invesco V.I. Global Core Equity Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I shares are those of the Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Core Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Core Equity Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.14%
Belgium–1.43%
Anheuser-Busch InBev S.A./N.V., ADR(a)	15,495	$878,876

China–1.03%
Kweichow Moutai Co. Ltd., A Shares	2,700	629,560

Finland–2.30%
Kone OYJ, Class B	26,998	1,410,271

France–2.71%
LVMH Moet Hennessy Louis Vuitton SE	1,761	1,661,901

Germany–9.89%
KION Group AG	69,307	2,786,958

SAP SE	24,006	3,277,874

		6,064,832

Hong Kong–3.52%
AIA Group Ltd.	211,600	2,158,994

Japan–1.00%
FANUC Corp.	9,500	334,024

Nabtesco Corp.	12,600	278,150

		612,174

Netherlands–3.38%
Topicus.com, Inc.(b)	25,285	2,073,761

Switzerland–5.01%
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	40,270	55,565

Temenos AG(a)	37,862	3,014,659

		3,070,224

United Kingdom–10.54%
British American Tobacco PLC	77,506	2,571,372

Imperial Brands PLC	39,974	884,016

London Stock Exchange Group PLC	28,400	3,009,454

		6,464,842

United States–53.33%
Accenture PLC, Class A	6,081	1,876,475

Adobe, Inc.(b)	1,618	791,186

Alphabet, Inc., Class A(b)	25,184	3,014,525

Analog Devices, Inc.	12,733	2,480,516

Investment Abbreviations:

ADR – American Depositary Receipt

Wts. – Warrants

	Shares	Value

United States–(continued)
Aon PLC, Class A	7,418	$2,560,694

Aptiv PLC(b)	18,217	1,859,774

AutoZone, Inc.(b)	111	276,763

Becton, Dickinson and Co.(a)	8,142	2,149,569

CDW Corp.	9,867	1,810,594

Charter Communications, Inc., Class A(a)(b)	4,922	1,808,195

Equinix, Inc.	216	169,331

Honeywell International, Inc.	11,110	2,305,325

Microsoft Corp.	10,406	3,543,659

Roche Holding AG	5,560	1,699,111

Sabre Corp.(a)(b)	90,534	288,803

Visa, Inc., Class A(a)	13,935	3,309,284

Walt Disney Co. (The)(b)	12,461	1,112,518

Zoetis, Inc.	9,619	1,656,488

		32,712,810

Total Common Stocks & Other Equity Interests (Cost $52,553,689)		57,738,245

Money Market Funds–5.66%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(c)(d)	1,216,951	1,216,951

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(c)(d)	863,540	863,627

Invesco Treasury Portfolio, Institutional Class, 5.03%(c)(d)	1,390,802	1,390,802

Total Money Market Funds (Cost $3,471,406)		3,471,380

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–99.80% (Cost $56,025,095)		61,209,625

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.42%
Invesco Private Government Fund, 5.10%(c)(d)(e)	2,305,275	2,305,275

Invesco Private Prime Fund, 5.23%(c)(d)(e)	5,928,443	5,927,850

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,233,252)		8,233,125

TOTAL INVESTMENTS IN SECURITIES–113.22% (Cost $64,258,347)		69,442,750

OTHER ASSETS LESS LIABILITIES–(13.22)%		(8,108,226)

NET ASSETS–100.00%		$61,334,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2023.
(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,241,390	$3,092,467	$(3,116,906)	$-	$-	$1,216,951	$ 36,405
Invesco Liquid Assets Portfolio, Institutional Class	881,267	2,208,905	(2,226,361)	(294)	110	863,627	22,975
Invesco Treasury Portfolio, Institutional Class	1,418,731	3,534,249	(3,562,178)	-	-	1,390,802	36,278
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,672,052	21,834,872	(21,201,649)	-	-	2,305,275	49,346*
Invesco Private Prime Fund	4,299,563	49,242,232	(47,611,900)	(403)	(1,642)	5,927,850	130,863*
Total	$9,513,003	$79,912,725	$(77,718,994)	$(697)	$(1,532)	$11,704,505	$ 275,867

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2023

United States	53.33%

United Kingdom	10.54

Germany	9.89

Switzerland	5.01

Hong Kong	3.52

Netherlands	3.38

France	2.71

Finland	2.30

Countries each less than 2% of portfolio	3.46

Money Market Funds Plus Other Assets Less Liabilities	5.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $52,553,689)*	$57,738,245

Investments in affiliated money market funds, at value (Cost $11,704,658)	11,704,505

Foreign currencies, at value (Cost $96,188)	93,935

Receivable for:
Fund shares sold	1,048

Dividends	92,427

Investment for trustee deferred compensation and retirement plans	19,440

Other assets	126

Total assets	69,649,726

Liabilities:
Payable for:
Fund shares reacquired	5,509

Collateral upon return of securities loaned	8,233,252

Accrued fees to affiliates	29,567

Accrued other operating expenses	24,530

Trustee deferred compensation and retirement plans	22,344

Total liabilities	8,315,202

Net assets applicable to shares outstanding	$61,334,524

Net assets consist of:
Shares of beneficial interest	$56,032,194

Distributable earnings	5,302,330

$61,334,524

Net Assets:
Series I	$53,290,737

Series II	$8,043,787

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,857,214

Series II	883,425

Series I:
Net asset value per share	$9.10

Series II:
Net asset value per share	$9.11

*	At June 30, 2023, securities with an aggregate value of $8,149,585 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $39,797)	$511,905

Dividends from affiliated money market funds (includes net securities lending income of $11,062)	106,720

Total investment income	618,625

Expenses:
Advisory fees	202,340

Administrative services fees	49,700

Custodian fees	2,322

Distribution fees - Series II	9,887

Transfer agent fees	1,388

Trustees’ and officers’ fees and benefits	6,654

Reports to shareholders	4,161

Professional services fees	21,138

Other	1,058

Total expenses	298,648

Less: Fees waived	(2,187)

Net expenses	296,461

Net investment income	322,164

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(444,646)

Affiliated investment securities	(1,532)

Foreign currencies	2,709

(443,469)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	7,742,431

Affiliated investment securities	(697)

Foreign currencies	1,443

7,743,177

Net realized and unrealized gain	7,299,708

Net increase in net assets resulting from operations	$7,621,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$322,164	$316,901

Net realized gain (loss)	(443,469)	(12,227)

Change in net unrealized appreciation (depreciation)	7,743,177	(16,721,234)

Net increase (decrease) in net assets resulting from operations	7,621,872	(16,416,560)

Distributions to shareholders from distributable earnings:
Series I	–	(3,670,956)

Series II	–	(556,298)

Total distributions from distributable earnings	–	(4,227,254)

Share transactions–net:
Series I	(1,397,122)	822,771

Series II	(596,617)	(242,031)

Net increase (decrease) in net assets resulting from share transactions	(1,993,739)	580,740

Net increase (decrease) in net assets	5,628,133	(20,063,074)

Net assets:
Beginning of period	55,706,391	75,769,465

End of period	$61,334,524	$55,706,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$ 8.00	$0.05	$ 1.05	$ 1.10	$ –	$ –	$ –	$ 9.10	13.75%	$53,291	0.95	%(d)	0.96	%(d)	1.10	%(d)	9%
Year ended 12/31/22	11.13	0.05	(2.52)	(2.47)	(0.04)	(0.62)	(0.66)	8.00	(21.88)	48,080	0.97		0.97		0.55		13
Year ended 12/31/21	11.49	0.04	1.81	1.85	(0.12)	(2.09)	(2.21)	11.13	15.97	65,044	0.96		0.96		0.31		27
Year ended 12/31/20	10.28	0.11	1.24	1.35	(0.14)	–	(0.14)	11.49	13.23	58,139	1.00		1.00		1.14		127
Year ended 12/31/19	8.99	0.15	2.03	2.18	(0.15)	(0.74)	(0.89)	10.28	25.20	60,078	1.01		1.01		1.54		24
Year ended 12/31/18	10.73	0.13	(1.76)	(1.63)	(0.11)	–	(0.11)	8.99	(15.32)	54,854	1.02		1.02		1.19		26
Series II
Six months ended 06/30/23	8.01	0.04	1.06	1.10	–	–	–	9.11	13.73	8,044	1.20	(d)	1.21	(d)	0.85	(d)	9
Year ended 12/31/22	11.14	0.03	(2.53)	(2.50)	(0.01)	(0.62)	(0.63)	8.01	(22.16)	7,626	1.22		1.22		0.30		13
Year ended 12/31/21	11.50	0.01	1.82	1.83	(0.10)	(2.09)	(2.19)	11.14	15.71	10,725	1.21		1.21		0.06		27
Year ended 12/31/20	10.28	0.09	1.24	1.33	(0.11)	–	(0.11)	11.50	13.03	10,625	1.25		1.25		0.89		127
Year ended 12/31/19	8.99	0.13	2.02	2.15	(0.12)	(0.74)	(0.86)	10.28	24.82	10,561	1.26		1.26		1.29		24
Year ended 12/31/18	10.73	0.10	(1.75)	(1.65)	(0.09)	–	(0.09)	8.99	(15.54)	9,616	1.27		1.27		0.94		26

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Global Core Equity Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $802 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

Invesco V.I. Global Core Equity Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.670%

Next $500 million	0.645%

Next $1 billion	0.620%

Next $1 billion	0.595%

Next $1 billion	0.570%

Over $4.5 billion	0.545%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $2,187.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $4,405 for accounting and fund administrative services and was reimbursed $45,295 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase

Invesco V.I. Global Core Equity Fund

and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $1,237 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Belgium	$878,876	$–	$–	$878,876

China	–	629,560	–	629,560

Finland	–	1,410,271	–	1,410,271

France	–	1,661,901	–	1,661,901

Germany	–	6,064,832	–	6,064,832

Hong Kong	–	2,158,994	–	2,158,994

Japan	–	612,174	–	612,174

Netherlands	2,073,761	–	–	2,073,761

Switzerland	55,565	3,014,659	–	3,070,224

United Kingdom	–	6,464,842	–	6,464,842

United States	31,013,699	1,699,111	–	32,712,810

Money Market Funds	3,471,380	8,233,125	–	11,704,505

Total Investments	$37,493,281	$31,949,469	$–	$69,442,750

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

Invesco V.I. Global Core Equity Fund

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $4,843,898 and $6,485,370, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$8,963,967

Aggregate unrealized (depreciation) of investments	(3,878,260)

Net unrealized appreciation of investments	$5,085,707

Cost of investments for tax purposes is $64,357,043.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	456,396	$3,963,062	409,589	$3,828,927

Series II	1,618	13,350	31,905	288,523

Issued as reinvestment of dividends:
Series I	-	-	486,219	3,670,956

Series II	-	-	73,413	555,734

Reacquired:
Series I	(612,755)	(5,360,184)	(726,825)	(6,677,112)

Series II	(70,145)	(609,967)	(116,557)	(1,086,288)

Net increase (decrease) in share activity	(224,886)	$(1,993,739)	157,744	$580,740

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,137.50	$5.03	$1,020.08	$4.76	0.95%
Series II	1,000.00	1,137.30	6.36	1,018.84	6.01	1.20

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established

Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the

Invesco V.I. Global Core Equity Fund

Fund’s stock selection in and underweight exposures to certain sectors detracted from Fund performance. The Board considered that the Fund changed its Lipper classification in 2022 and underwent a change with respect to the Fund’s investment process and portfolio management team in October 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s actual management fee and total expense ratio ranking in such a small expense group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the

Invesco V.I. Global Core Equity Fund

compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Core Equity Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Global Real Estate Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGRE-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	1.38%
Series II Shares	1.26
MSCI World Index▼ (Broad Market Index)	15.09
Custom Invesco Global Real Estate Index∎ (Style-Specific Index)	1.02
Lipper VUF Real Estate Funds Classification Average◆ (Peer Group)	4.94

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from fund inception through February 17, 2005; the FTSE EPRA/ NAREIT Developed Index (net) from February 18, 2005, through June 30, 2014; the FTSE EPRA Nareit Global Index (net) from July 1, 2014 through June 30, 2021, and the FTSE EPRA Nareit Developed Index (net) from July 1, 2021 onward. The FTSE EPRA/ NAREIT Developed index is considered representative of global real estate companies and REITs. The FTSE EPRA/NAREIT Global Index is designed to track the performance of listed real estate companies and REITS in developed and emerging markets. The net version of indexes is computed using the net return, which withholds taxes for non-resident investors.

The Lipper VUF Real Estate Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Real Estate Funds classification.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23

Series I Shares
Inception (3/31/98)	6.08%
10 Years	2.52
5 Years	-0.63
1 Year	-5.32

Series II Shares
Inception (4/30/04)	5.39%
10 Years	2.26
5 Years	-0.89
1 Year	-5.56

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Real Estate Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Real Estate Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Real Estate Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.44%
Australia–3.51%
Goodman Group	73,203	$980,598

GPT Group (The)	421,707	1,165,459

National Storage REIT	415,861	651,334

Region RE Ltd.	64,099	97,058

Stockland	320,713	864,932

		3,759,381

Belgium–0.33%
VGP N.V.	3,612	353,955

Canada–1.16%
Chartwell Retirement Residences	174,168	1,245,043

France–0.73%
Klepierre S.A.	31,273	775,868

Germany–2.25%
Aroundtown S.A.	140,610	162,161

Instone Real Estate Group SE(a)	27,142	162,316

LEG Immobilien SE	17,613	1,011,534

Sirius Real Estate Ltd.	514,439	558,064

Vonovia SE	26,221	511,952

		2,406,027

Hong Kong–5.30%
CK Asset Holdings Ltd.	266,500	1,479,007

Hang Lung Properties Ltd.	299,000	461,483

Hongkong Land Holdings Ltd.	76,200	297,704

Sun Hung Kai Properties Ltd.	163,000	2,055,895

Swire Properties Ltd.	216,000	532,409

Wharf Real Estate Investment Co. Ltd.	168,000	840,848

		5,667,346

Israel–0.75%
Azrieli Group Ltd.	14,160	800,295

Italy–0.75%
Infrastrutture Wireless Italiane S.p.A.(a)	60,972	805,051

Japan–11.74%
Advance Residence Investment Corp.	127	303,052

Hulic Co. Ltd.	100,100	859,068

Industrial & Infrastructure Fund Investment Corp.	733	772,564

Invincible Investment Corp.	614	244,150

Japan Hotel REIT Investment Corp.	1,904	972,487

Japan Metropolitan Fund Investment Corp.	1,345	898,315

Japan Real Estate Investment Corp.	134	509,840

Mitsubishi Estate Co. Ltd.	45,000	536,761

Mitsubishi Estate Logistics REIT Investment Corp.	178	510,664

Mitsui Fudosan Co. Ltd.	120,358	2,401,389

Nippon Accommodations Fund, Inc.	40	180,170

Nippon Building Fund, Inc.	126	495,619

Nippon Prologis REIT, Inc.	423	848,591

Nomura Real Estate Holdings, Inc.	39,800	946,749

	Shares	Value

Japan–(continued)
Nomura Real Estate Master Fund, Inc.	654	$754,222

Tokyo Tatemono Co. Ltd.	52,000	670,953

Tokyu Fudosan Holdings Corp.	61,800	353,725

United Urban Investment Corp.	300	303,003

		12,561,322

Singapore–0.96%
CapitaLand Investment Ltd.	417,100	1,025,168

Spain–1.03%
Merlin Properties SOCIMI S.A.	127,890	1,097,461

United Kingdom–4.16%
British Land Co. PLC (The)	218,163	841,347

Derwent London PLC	26,033	677,620

LondonMetric Property PLC	326,426	687,078

LXI REIT PLC(a)	425,137	464,750

Shaftesbury Capital PLC	483,202	707,779

UNITE Group PLC (The)	97,007	1,073,419

		4,451,993

United States–64.77%
Agree Realty Corp.	22,704	1,484,615

Alexandria Real Estate Equities, Inc.	13,431	1,524,284

Americold Realty Trust, Inc.	65,883	2,128,021

AvalonBay Communities, Inc.	22,196	4,201,037

Brixmor Property Group, Inc.	49,103	1,080,266

Crown Castle, Inc.	1,991	226,855

CubeSmart	41,712	1,862,858

Digital Realty Trust, Inc.	18,814	2,142,350

Equinix, Inc.	3,337	2,616,008

Equity LifeStyle Properties, Inc.	38,564	2,579,546

Essential Properties Realty Trust, Inc.	40,015	941,953

Gaming and Leisure Properties, Inc.	21,764	1,054,683

Healthcare Realty Trust, Inc.	121,260	2,286,964

Healthpeak Properties, Inc.	163,997	3,296,340

Host Hotels & Resorts, Inc.	148,827	2,504,758

Invitation Homes, Inc.	48,267	1,660,385

Kilroy Realty Corp.	39,433	1,186,539

Kimco Realty Corp.	48,349	953,442

Lamar Advertising Co., Class A	4,033	400,275

Life Storage, Inc.	8,197	1,089,873

Prologis, Inc.	59,362	7,279,562

Realty Income Corp.	54,591	3,263,996

Rexford Industrial Realty, Inc.	68,509	3,577,540

Sun Communities, Inc.	26,455	3,451,319

Terreno Realty Corp.	33,024	1,984,742

UDR, Inc.	109,671	4,711,466

Ventas, Inc.	26,816	1,267,592

VICI Properties, Inc.	115,525	3,630,951

Welltower, Inc.	60,331	4,880,175

		69,268,395

Total Common Stocks & Other Equity Interests (Cost $107,805,898)		104,217,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Money Market Funds–2.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(b)(c)	738,371	$738,371

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(b)(c)	555,014	555,069

Invesco Treasury Portfolio, Institutional Class, 5.03%(b)(c)	843,853	843,853

Total Money Market Funds (Cost $2,137,289)		2,137,293

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.44% (Cost $109,943,187)		106,354,598

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.18%
Invesco Private Government Fund, 5.10%(b)(c)(d)	52,617	$52,617

Invesco Private Prime Fund, 5.23%(b)(c)(d)	135,315	135,302

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $187,919)		187,919

TOTAL INVESTMENTS IN SECURITIES–99.62% (Cost $110,131,106)		106,542,517

OTHER ASSETS LESS LIABILITIES–0.38%		409,507

NET ASSETS–100.00%		$106,952,024

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $1,432,117, which represented 1.34% of the Fund’s Net Assets.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$615,324	$5,322,686	$(5,199,639)	$-	$-	$738,371	$21,146
Invesco Liquid Assets Portfolio, Institutional Class	467,289	3,801,919	(3,714,028)	(47)	(64)	555,069	14,731
Invesco Treasury Portfolio, Institutional Class	703,227	6,083,071	(5,942,445)	-	-	843,853	22,066
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	217,153	791,785	(956,321)	-	-	52,617	1,681*
Invesco Private Prime Fund	558,395	1,019,273	(1,442,286)	(16)	(64)	135,302	4,207*
Total	$2,561,388	$17,018,734	$(17,254,719)	$(63)	$(128)	$2,325,212	$63,831

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2023

United States	64.77%

Japan	11.74

Hong Kong	5.30

United Kingdom	4.16

Australia	3.51

Germany	2.25

Countries each less than 2% of portfolio	5.71

Money Market Funds Plus Other Assets Less Liabilities	2.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $107,805,898)	$104,217,305

Investments in affiliated money market funds, at value (Cost $2,325,208)	2,325,212

Foreign currencies, at value (Cost $186,261)	186,257

Receivable for:
Investments sold	649,049

Fund shares sold	42,448

Dividends	504,917

Investment for trustee deferred compensation and retirement plans	42,168

Other assets	10,053

Total assets	107,977,409

Liabilities:
Payable for:
Investments purchased	673,977

Fund shares reacquired	37,770

Collateral upon return of securities loaned	187,919

Accrued fees to affiliates	50,112

Accrued other operating expenses	27,494

Trustee deferred compensation and retirement plans	48,113

Total liabilities	1,025,385

Net assets applicable to shares outstanding	$106,952,024

Net assets consist of:
Shares of beneficial interest	$119,202,429

Distributable earnings (loss)	(12,250,405)

$106,952,024

Net Assets:
Series I	$84,096,479

Series II	$22,855,545

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,362,331

Series II	1,774,694

Series I:
Net asset value per share	$13.22

Series II:
Net asset value per share	$12.88

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $79,227)	$2,412,067

Dividends from affiliated money market funds (includes net securities lending income of $2,871)	60,814

Total investment income	2,472,881

Expenses:
Advisory fees	405,374

Administrative services fees	88,515

Custodian fees	14,534

Distribution fees - Series II	29,673

Transfer agent fees	2,630

Trustees’ and officers’ fees and benefits	6,805

Reports to shareholders	3,780

Professional services fees	21,643

Other	1,861

Total expenses	574,815

Less: Fees waived	(1,346)

Net expenses	573,469

Net investment income	1,899,412

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,534,397)

Affiliated investment securities	(128)

Foreign currencies	(22,600)

(4,557,125)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,013,847

Affiliated investment securities	(63)

Foreign currencies	(1,251)

4,012,533

Net realized and unrealized gain (loss)	(544,592)

Net increase in net assets resulting from operations	$1,354,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$1,899,412	$1,936,320

Net realized gain (loss)	(4,557,125)	322,098

Change in net unrealized appreciation (depreciation)	4,012,533	(39,571,895)

Net increase (decrease) in net assets resulting from operations	1,354,820	(37,313,477)

Distributions to shareholders from distributable earnings:
Series I	–	(2,710,055)

Series II	–	(651,159)

Total distributions from distributable earnings	–	(3,361,214)

Share transactions–net:
Series I	(685,109)	(2,794,358)

Series II	357,390	(10,264,747)

Net increase (decrease) in net assets resulting from share transactions	(327,719)	(13,059,105)

Net increase (decrease) in net assets	1,027,101	(53,733,796)

Net assets:
Beginning of period	105,924,923	159,658,719

End of period	$106,952,024	$105,924,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$13.04	$0.24	$(0.06)	$ 0.18	$ –	$ –	$ –	$13.22	1.38%	$ 84,096	1.01	%(d)	1.01	%(d)	3.57	%(d)	37%
Year ended 12/31/22	17.99	0.25	(4.76)	(4.51)	(0.44)	–	(0.44)	13.04	(24.94)	83,608	1.02		1.02		1.65		82
Year ended 12/31/21	14.69	0.25	3.51	3.76	(0.46)	–	(0.46)	17.99	25.71	116,762	0.97		0.97		1.51		95
Year ended 12/31/20	18.22	0.28	(2.61)	(2.33)	(0.77)	(0.43)	(1.20)	14.69	(12.32)	119,114	1.04		1.04		1.86		154
Year ended 12/31/19	15.52	0.39	3.15	3.54	(0.82)	(0.02)	(0.84)	18.22	23.00	150,255	1.04		1.04		2.22		61
Year ended 12/31/18	17.38	0.40	(1.41)	(1.01)	(0.65)	(0.20)	(0.85)	15.52	(6.10)	124,816	1.01		1.01		2.38		57
Series II
Six months ended 06/30/23	12.72	0.21	(0.05)	0.16	–	–	–	12.88	1.26	22,856	1.26	(d)	1.26	(d)	3.32	(d)	37
Year ended 12/31/22	17.53	0.21	(4.64)	(4.43)	(0.38)	–	(0.38)	12.72	(25.14)	22,317	1.27		1.27		1.40		82
Year ended 12/31/21	14.33	0.20	3.43	3.63	(0.43)	–	(0.43)	17.53	25.44	42,896	1.22		1.22		1.26		95
Year ended 12/31/20	17.78	0.24	(2.55)	(2.31)	(0.71)	(0.43)	(1.14)	14.33	(12.56)	35,111	1.29		1.29		1.61		154
Year ended 12/31/19	15.03	0.34	3.04	3.38	(0.61)	(0.02)	(0.63)	17.78	22.65	45,233	1.29		1.29		1.97		61
Year ended 12/31/18	16.86	0.34	(1.35)	(1.01)	(0.62)	(0.20)	(0.82)	15.03	(6.33)	26,799	1.26		1.26		2.13		57

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is total return through growth of capital and current income.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Global Real Estate Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

Invesco V.I. Global Real Estate Fund

consistent with the federal securities laws. For the six months ended June 30, 2023, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $1,346.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months

Invesco V.I. Global Real Estate Fund

ended June 30, 2023, Invesco was paid $8,169 for accounting and fund administrative services and was reimbursed $80,346 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$3,759,381	$–	$3,759,381
Belgium	–	353,955	–	353,955
Canada	1,245,043	–	–	1,245,043
France	–	775,868	–	775,868
Germany	–	2,406,027	–	2,406,027
Hong Kong	–	5,667,346	–	5,667,346
Israel	–	800,295	–	800,295
Italy	–	805,051	–	805,051
Japan	–	12,561,322	–	12,561,322
Singapore	–	1,025,168	–	1,025,168
Spain	–	1,097,461	–	1,097,461
United Kingdom	–	4,451,993	–	4,451,993
United States	69,268,395	–	–	69,268,395
Money Market Funds	2,137,293	187,919	–	2,325,212
Total Investments	$72,650,731	$33,891,786	$–	$106,542,517

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Global Real Estate Fund

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,476,845	$–	$5,476,845

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $39,757,975 and $38,970,953, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,941,234

Aggregate unrealized (depreciation) of investments	(11,220,692)

Net unrealized appreciation (depreciation) of investments	$(5,279,458)

Cost of investments for tax purposes is $111,821,975.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended June 30, 2023(a)		Year ended December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	514,657	$6,857,727	1,275,223	$19,068,846

Series II	276,789	3,692,015	962,265	15,158,488

Issued as reinvestment of dividends:
Series I	-	-	218,906	2,710,055

Series II	-	-	53,904	651,159

Reacquired:
Series I	(562,372)	(7,542,836)	(1,573,116)	(24,573,259)

Series II	(255,919)	(3,334,625)	(1,709,155)	(26,074,394)

Net increase (decrease) in share activity	(26,845)	$(327,719)	(771,973)	$(13,059,105)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,013.80	$5.04	$1,019.79	$5.06	1.01%
Series II	1,000.00	1,012.60	6.29	1,018.55	6.31	1.26

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Real Estate Index (Index). The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was reasonably comparable to the

Invesco V.I. Global Real Estate Fund

performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that stock selection in the certain countries negatively impacted the Fund’s relative performance. The Board also considered that the Fund underwent a change in portfolio management in 2022, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management the reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s total expense ratio relative to peer funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that

Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated

Invesco V.I. Global Real Estate Fund

money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Real Estate Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Global Strategic Income Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	O-VIGLSI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	3.81%
Series II Shares	3.69
Bloomberg Global Aggregate Index▼	1.43
Source(s): ▼RIMES Technologies Corp.

The Bloomberg Global Aggregate Index is an unmanaged index considered representative of global investment-grade, fixed-income markets.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (5/3/93)	4.68%
10 Years	1.25
5 Years	0.04
1 Year	7.35
Series II Shares
Inception (3/19/01)	3.97%
10 Years	1.00
5 Years	-0.18
1 Year	7.11

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Global Strategic Income Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Global Strategic Income Fund (renamed Invesco V.I. Global Strategic Income Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Strategic Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Strategic Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Strategic Income Fund

Consolidated Schedule of Investments

June 30, 2023

(Unaudited)

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–35.81%(a)
Argentina–0.10%
Argentina Treasury Bond BONCER, 2.00%, 11/09/2026	ARS	50,000,000	$758,264

Australia–0.91%
New South Wales Treasury Corp., 3.00%, 02/20/2030(b)	AUD	10,740,000	6,584,769

Austria–0.53%
Erste Group Bank AG,
6.50%(b)(c)(d)	EUR	2,000,000	2,116,143

4.25%(b)(c)(d)	EUR	600,000	499,358

Republic of Austria Government Bond, 2.10%, 09/20/2117(b)	EUR	1,538,000	1,238,520

			3,854,021

Belgium–0.41%
KBC Group N.V.,
4.25%(b)(c)(d)	EUR	1,400,000	1,320,995

4.75%(b)(c)(d)	EUR	1,600,000	1,685,941

			3,006,936

Brazil–6.27%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	2,300,000	2,139,991

Series F, 10.00%, 01/01/2027	BRL	205,000,000	42,574,212

Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	3,752,663	722,953

			45,437,156

Canada–0.60%
Province of Ontario, 3.75%, 12/02/2053	CAD	6,000,000	4,343,225

China–0.50%
China Government Bond, 3.32%, 04/15/2052	CNY	25,000,000	3,593,969

Colombia–3.11%
Colombian TES,
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	6,615,407

Series B, 7.00%, 06/30/2032	COP	30,000,000,000	5,901,412

Series B, 7.25%, 10/18/2034	COP	14,325,000,000	2,772,830

Series B, 9.25%, 05/28/2042	COP	4,875,000,000	1,046,887

Series B, 7.25%, 10/26/2050	COP	36,450,000,000	6,211,193

			22,547,729

	Principal Amount		Value

Czech Republic–0.08%
CPI Property Group S.A., 4.88%(b)(c)(d)	EUR	1,300,000	$569,368

Egypt–0.09%
Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	800,000	616,746

France–2.77%
Air France-KLM, 3.88%, 07/01/2026(b)	EUR	400,000	409,628

BPCE S.A., Series NC5, 1.50%, 01/13/2042(b)(c)	EUR	2,000,000	1,840,333

Electricite de France S.A., 5.38%(b)(c)(d)	EUR	2,100,000	2,243,949

French Republic Government Bond OAT,
0.00%, 05/25/2032(b)	EUR	13,906,000	11,796,554

0.75%, 05/25/2052(b)	EUR	6,408,000	3,809,697

			20,100,161

Germany–0.52%
Bayer AG, 2.38%, 11/12/2079(b)(c)	EUR	1,500,000	1,523,886

Deutsche Lufthansa AG,
3.75%, 02/11/2028(b)	EUR	400,000	412,899

4.38%, 08/12/2075(b)(c)	EUR	750,000	769,811

Nidda Healthcare Holding GmbH, 7.50%, 08/21/2026(b)	EUR	453,000	493,056

Volkswagen International Finance N.V., 4.63%(b)(c)(d)	EUR	520,000	541,890

			3,741,542

Greece–0.99%
Hellenic Republic Government Bond,
4.25%, 06/15/2033(b)	EUR	6,200,000	7,089,806

0.00%, 10/15/2042	EUR	23,730,000	100,469

			7,190,275

India–1.08%
India Government Bond,
6.54%, 01/17/2032	INR	300,000,000	3,525,271

7.26%, 08/22/2032	INR	350,000,000	4,313,337

			7,838,608

Indonesia–1.44%
Indonesia Treasury Bond,
6.38%, 08/15/2028	IDR	60,000,000,000	4,084,963

7.00%, 02/15/2033	IDR	90,000,000,000	6,320,590

			10,405,553

Italy–0.41%
Intesa Sanpaolo S.p.A.,
5.50%(b)(c)(d)	EUR	1,600,000	1,463,114

5.88%(b)(c)(d)	EUR	800,000	824,262

6.38%(b)(c)(d)	EUR	750,000	711,664

			2,999,040

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Ivory Coast–0.14%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	1,150,000	$979,974

Japan–0.82%
Japan Government Bond,
Series 15, 1.00%, 03/20/2062	JPY	288,700,000	1,783,926

Series 77, 1.60%, 12/20/2052	JPY	553,650,000	4,167,901

			5,951,827

Mexico–2.08%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	272,150,000	15,047,031

Netherlands–0.32%
ABN AMRO Bank N.V., 4.38%(b)(c)(d)	EUR	800,000	788,371

Cooperatieve Rabobank U.A., 4.38%(b)(c)(d)	EUR	1,600,000	1,528,492

			2,316,863

Peru–3.45%
Peru Government Bond,
5.94%, 02/12/2029	PEN	21,750,000	5,880,555

6.15%, 08/12/2032	PEN	60,000,000	15,805,989

7.30%, 08/12/2033(b)	PEN	11,800,000	3,347,567

			25,034,111

Poland–1.49%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	60,000,000	10,775,342

South Africa–2.73%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	180,000,000	8,451,883

Series 2032, 8.25%, 03/31/2032	ZAR	68,700,000	3,068,481

Series R186, 10.50%, 12/21/2026	ZAR	150,000,000	8,286,312

			19,806,676

Spain–1.58%
Banco Bilbao Vizcaya Argentaria S.A., 5.88%(b)(c)(d)	EUR	3,200,000	3,464,116

Banco Santander S.A.,
4.38%(b)(c)(d)	EUR	1,000,000	917,110

4.13%(c)(d)	EUR	1,000,000	820,033

CaixaBank S.A.,
6.38%(b)(c)(d)	EUR	1,600,000	1,733,436

5.25%(b)(c)(d)	EUR	1,000,000	925,474

Repsol International Finance B.V., 3.75%(b)(c)(d)	EUR	750,000	767,386

Telefonica Europe B.V.,
2.88%(b)(c)(d)	EUR	1,500,000	1,411,899

4.38%(b)(c)(d)	EUR	1,300,000	1,386,643

			11,426,097

	Principal Amount		Value

Supranational–0.81%
African Development Bank, 0.00%, 01/17/2050(e)	ZAR	78,000,000	$398,263

Corp. Andina de Fomento, 6.82%, 02/22/2031(b)	MXN	81,800,000	3,996,071

International Finance Corp.,
0.00%, 02/15/2029(b)(e)	TRY	3,700,000	43,499

0.00%, 03/23/2038(e)	MXN	90,000,000	1,443,828

			5,881,661

Sweden–0.05%
Heimstaden Bostad AB, 3.38%(b)(c)(d)	EUR	650,000	359,960

Thailand–0.59%
Thailand Government Bond, 3.45%, 06/17/2043	THB	144,000,000	4,291,533

United Kingdom–1.90%
Barclays PLC, 7.13%(c)(d)	GBP	4,175,000	4,822,129

Bellis Acquisition Co. PLC, 3.25%, 02/16/2026(b)	GBP	436,000	464,781

Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	348,000	403,063

HSBC Holdings PLC, 5.88%(c)(d)	GBP	1,500,000	1,665,874

International Consolidated Airlines Group S.A., 1.50%, 07/04/2027(b)	EUR	800,000	752,967

Lloyds Banking Group PLC,
8.50%(c)(d)	GBP	950,000	1,122,552

5.13%(c)(d)	GBP	1,300,000	1,494,469

Nationwide Building Society, 5.75%(b)(c)(d)	GBP	725,000	790,694

NatWest Group PLC, 5.13%(c)(d)	GBP	1,035,000	1,086,754

United Kingdom Gilt, 0.50%, 10/22/2061(b)	GBP	2,963,000	1,193,250

			13,796,533

United States–0.04%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(b)	EUR	275,000	296,953

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $255,833,929)			259,551,923

U.S. Dollar Denominated Bonds & Notes–26.75%
Belgium–0.20%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	$	1,605,000	1,484,304

Brazil–0.61%
Cosan Luxembourg S.A., 7.50%, 06/27/2030(b)		830,000	822,696

CSN Inova Ventures, 6.75%, 01/28/2028(b)		200,000	185,736

CSN Resources S.A., 5.88%, 04/08/2032(b)		450,000	362,907

Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)		2,024,000	1,834,931

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Brazil–(continued)
Suzano Austria GmbH,
2.50%, 09/15/2028	$	701,000	$597,541

3.75%, 01/15/2031		750,000	640,631

			4,444,442

Canada–1.08%
1011778 BC ULC/New Red Finance, Inc., 3.50%, 02/15/2029(b)		330,000	289,716

1375209 BC Ltd., 9.00%, 01/30/2028(b)		316,000	317,155

Baytex Energy Corp., 8.50%, 04/30/2030(b)		285,000	278,616

Enbridge, Inc., 7.38%, 01/15/2083(c)		2,989,000	2,938,511

Enerflex Ltd., 9.00%, 10/15/2027(b)		284,000	276,598

GFL Environmental, Inc., 4.38%, 08/15/2029(b)		328,000	292,388

Hudbay Minerals, Inc., 6.13%, 04/01/2029(b)		329,000	303,298

New Gold, Inc., 7.50%, 07/15/2027(b)		312,000	291,739

Parkland Corp., 4.50%, 10/01/2029(b)		343,000	297,894

Ritchie Bros. Holdings, Inc., 6.75%, 03/15/2028(b)		588,000	593,391

Strathcona Resources Ltd., 6.88%, 08/01/2026(b)(f)		357,000	312,844

TransAlta Corp., 7.75%, 11/15/2029		277,000	285,450

Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)		1,455,000	1,376,066

			7,853,666

Chile–0.36%
AES Andes S.A., 6.35%, 10/07/2079(b)(c)		750,000	691,166

Kenbourne Invest S.A., 4.70%, 01/22/2028(b)		771,000	518,058

Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)		1,500,000	1,366,823

			2,576,047

China–0.07%
Prosus N.V., 4.99%, 01/19/2052(b)		750,000	540,908

Colombia–0.64%
Bancolombia S.A., 6.91%, 10/18/2027(c)		2,350,000	2,229,464

Colombia Government International Bond, 4.13%, 02/22/2042		1,475,000	944,278

Ecopetrol S.A., 5.38%, 06/26/2026		1,500,000	1,436,640

			4,610,382

Czech Republic–0.03%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(b)		207,000	210,418

	Principal Amount		Value

Dominican Republic–0.10%
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	$	305,000	$268,064

4.88%, 09/23/2032(b)		500,000	426,822

			694,886

Egypt–0.08%
Egypt Government International Bond, 8.50%, 01/31/2047(b)		1,050,000	560,606

France–1.71%
Altice France S.A.,
8.13%, 02/01/2027(b)		261,000	226,294

5.13%, 07/15/2029(b)		246,000	174,880

5.50%, 10/15/2029(b)		315,000	225,585

BNP Paribas S.A.,
7.38%(b)(c)(d)		2,950,000	2,867,616

6.63%(b)(c)(d)		600,000	578,475

7.75%(b)(c)(d)		750,000	727,800

BPCE S.A., 5.15%, 07/21/2024(b)		1,500,000	1,473,323

Credit Agricole S.A., 8.13%(b)(c)(d)		2,050,000	2,061,531

Electricite de France S.A., 9.13%(b)(c)(d)		1,201,000	1,234,604

Iliad Holding S.A.S., 6.50%, 10/15/2026(b)		200,000	188,944

Iliad Holding S.A.S.U., 7.00%, 10/15/2028(b)		537,000	495,468

Societe Generale S.A.,
7.38%(b)(c)(d)		750,000	729,521

7.88%(b)(c)(d)		750,000	735,319

8.00%(b)(c)(d)		750,000	704,520

			12,423,880

Germany–0.04%
ZF North America Capital, Inc., 6.88%, 04/14/2028(b)		260,000	263,558

Ghana–0.04%
Ghana Government International Bond, 7.88%, 02/11/2035(b)		750,000	328,140

Guatemala–0.09%
CT Trust, 5.13%, 02/03/2032(b)		817,000	656,452

Hong Kong–0.87%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)(f)		3,750,000	3,576,375

5.75%, 07/21/2028(b)		725,000	641,625

5.38%, 12/04/2029(b)		962,000	799,256

Prudential Funding Asia PLC, 4.88%(b)(d)		1,450,000	1,267,707

			6,284,963

India–0.35%
JSW Steel Ltd., 3.95%, 04/05/2027(b)		1,740,000	1,541,076

Muthoot Finance Ltd., 4.40%, 09/02/2023(b)		596,000	592,126

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

India–(continued)
Network i2i Ltd., 5.65%(b)(c)(d)	$	450,000	$438,188

			2,571,390

Indonesia–0.78%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(b)		2,610,000	2,459,142

PT Freeport Indonesia, 6.20%, 04/14/2052(b)		1,300,000	1,175,018

PT Pertamina (Persero), 4.18%, 01/21/2050(b)		725,000	572,904

PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(b)		1,500,000	1,430,140

			5,637,204

Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(b)		437,500	403,169

Ireland–0.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 06/06/2028(f)		301,000	298,847

BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037		750,000	751,403

Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(e)		284,675	269,516

Series 119, 0.00%, 04/30/2025(b)(e)		302,860	286,733

Series 120, 0.00%, 04/30/2025(b)(e)		379,104	358,917

Series 122, 0.00%, 04/30/2025(b)(e)		332,154	314,467

Series 124, 0.00%, 04/30/2025(b)(e)		266,777	252,572

Series 126, 0.00%, 04/30/2025(b)		298,446	282,554

Series 127, 0.00%, 04/30/2025(b)(e)		345,688	327,280

0.00%, 04/30/2025(b)(e)		271,311	256,864

			3,399,153

Italy–0.08%
Telecom Italia S.p.A., 5.30%, 05/30/2024(b)		576,000	560,452

Ivory Coast–0.12%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(b)		900,000	881,505

Macau–0.60%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(b)		1,505,000	1,483,042

5.25%, 06/18/2025(b)		1,200,000	1,151,695

Studio City Finance Ltd., 5.00%, 01/15/2029(b)		400,000	296,804

	Principal Amount		Value

Macau–(continued)
Wynn Macau Ltd.,
4.88%, 10/01/2024(b)(f)	$	1,160,000	$1,132,322

5.63%, 08/26/2028(b)		338,000	295,301

			4,359,164

Mexico–1.50%
Banco Mercantil del Norte S.A.,
8.38%(b)(c)(d)		650,000	607,165

5.88%(b)(c)(d)		710,000	606,162

Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(b)		1,450,000	974,690

6.99%, 02/20/2032(b)		893,000	579,278

Cemex S.A.B. de C.V., 5.13%(b)(c)(d)		965,000	859,645

Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(b)		1,425,000	1,282,436

Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)(f)		1,195,000	934,920

Petroleos Mexicanos,
6.50%, 03/13/2027		1,500,000	1,335,716

8.75%, 06/02/2029(f)		3,000,000	2,717,080

7.69%, 01/23/2050		725,000	492,017

6.95%, 01/28/2060		825,000	515,220

			10,904,329

Netherlands–0.64%
ING Groep N.V.,
6.50%(c)(d)		2,200,000	2,055,020

5.75%(c)(d)(f)		2,900,000	2,563,543

			4,618,563

Nigeria–0.09%
Nigeria Government International Bond, 6.50%, 11/28/2027(b)		750,000	655,402

Oman–0.20%
Oman Government International Bond, 6.75%, 01/17/2048(b)		1,500,000	1,444,893

Panama–0.09%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)		750,000	638,488

Romania–0.11%
Romanian Government International Bond, 7.13%, 01/17/2033(b)		750,000	796,165

Supranational–0.11%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025		800,000	820,827

Sweden–0.41%
Skandinaviska Enskilda Banken AB, 5.13%(b)(c)(d)		1,600,000	1,477,577

Swedbank AB, Series NC5, 5.63%(b)(c)(d)		1,600,000	1,510,765

			2,988,342

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Switzerland–0.47%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(b)(c)	$	1,650,000	$1,577,421

Credit Suisse Group AG, 6.25%(b)(d)(g)		3,015,000	127,624

UBS Group AG,
6.37%, 07/15/2026(b)(c)		375,000	372,726

5.13%(b)(c)(d)		1,500,000	1,310,234

			3,388,005

Tanzania–0.18%
HTA Group Ltd., 7.00%, 12/18/2025(b)		1,370,000	1,299,993

Turkey–0.05%
Turkey Government International Bond, 4.88%, 04/16/2043		550,000	354,420

United Kingdom–1.48%
abrdn PLC, 4.25%, 06/30/2028(b)		675,000	591,114

BP Capital Markets PLC, 4.88%(c)(d)		455,000	415,017

British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)		4,350,000	3,848,581

Lloyds Banking Group PLC, 7.50%(c)(d)		900,000	860,535

M&G PLC, 6.50%, 10/20/2048(b)(c)		375,000	376,693

NatWest Group PLC, 6.00%(c)(d)		1,500,000	1,391,250

Virgin Media Finance PLC, 5.00%, 07/15/2030(b)(f)		146,000	116,377

Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)		130,000	117,714

Vodafone Group PLC,
3.25%, 06/04/2081(c)		2,743,000	2,419,563

4.13%, 06/04/2081(c)		750,000	595,838

			10,732,682

United States–12.80%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)		864,000	849,666

Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(b)		2,010,000	2,001,216

Allison Transmission, Inc.,
4.75%, 10/01/2027(b)		280,000	264,107

3.75%, 01/30/2031(b)		713,000	602,964

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)		3,539,000	3,509,236

Apache Corp., 7.75%, 12/15/2029		276,000	284,761

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)		291,000	281,932

Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)		145,000	119,444

	Principal Amount		Value

United States–(continued)
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	$	469,000	$279,730

Becton, Dickinson and Co., 3.79%, 05/20/2050		1,163,000	920,697

Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)		477,000	428,108

Boeing Co. (The), 4.88%, 05/01/2025		1,500,000	1,479,186

Callon Petroleum Co., 8.00%, 08/01/2028(b)		281,000	278,166

Camelot Finance S.A., 4.50%, 11/01/2026(b)		1,059,000	998,573

Carnival Corp.,
10.50%, 02/01/2026(b)		1,450,000	1,525,564

4.00%, 08/01/2028(b)(f)		339,000	300,835

6.00%, 05/01/2029(b)		178,000	159,091

Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)		293,000	320,739

Carriage Services, Inc., 4.25%, 05/15/2029(b)		731,000	629,844

CCM Merger, Inc., 6.38%, 05/01/2026(b)		288,000	279,703

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)		710,000	692,911

5.13%, 05/01/2027(b)		78,000	72,717

5.00%, 02/01/2028(b)		215,000	196,110

4.75%, 03/01/2030(b)		1,618,000	1,384,982

4.50%, 08/15/2030(b)		1,983,000	1,653,011

4.50%, 05/01/2032		206,000	164,683

4.25%, 01/15/2034(b)		123,000	93,086

Celanese US Holdings LLC, 5.90%, 07/05/2024		1,883,000	1,879,604

Charles Schwab Corp. (The), Series G, 5.38%(c)(d)(f)		454,000	436,167

Citigroup, Inc.,
3.88%(c)(d)		69,000	57,960

7.38%(c)(d)		61,000	60,704

Civitas Resources, Inc.,
8.38%, 07/01/2028(b)		310,000	313,891

8.75%, 07/01/2031(b)		155,000	157,333

Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(f)		229,000	203,382

Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)		302,000	278,918

Community Health Systems, Inc.,
8.00%, 03/15/2026(b)(f)		1,837,000	1,791,088

8.00%, 12/15/2027(b)		585,000	566,855

5.25%, 05/15/2030(b)		239,000	188,514

4.75%, 02/15/2031(b)		160,000	121,104

Cox Communications, Inc., 2.95%, 10/01/2050(b)		956,000	601,624

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)		582,000	590,466

Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(f)		680,000	587,000

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

United States–(continued)
CSC Holdings LLC,
5.50%, 04/15/2027(b)	$	304,000	$253,355

4.50%, 11/15/2031(b)		801,000	559,323

5.00%, 11/15/2031(b)		200,000	93,341

CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)		364,000	313,419

CVS Health Corp., 5.05%, 03/25/2048		1,500,000	1,383,683

DaVita, Inc., 3.75%, 02/15/2031(b)		204,000	163,365

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)		360,000	333,897

Dell International LLC/EMC Corp., 6.20%, 07/15/2030		2,600,000	2,703,215

DISH Network Corp., 11.75%, 11/15/2027(b)		296,000	289,204

Diversified Healthcare Trust,
4.75%, 05/01/2024		174,000	162,238

4.38%, 03/01/2031		84,000	61,287

Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)		71,000	62,679

Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)		447,000	443,648

Encompass Health Corp., 4.50%, 02/01/2028		348,000	324,252

EnerSys, 4.38%, 12/15/2027(b)		303,000	279,337

EnPro Industries, Inc., 5.75%, 10/15/2026		461,000	447,585

Everi Holdings, Inc., 5.00%, 07/15/2029(b)		198,000	173,579

FedEx Corp., 4.05%, 02/15/2048		1,500,000	1,199,991

FirstCash, Inc., 5.63%, 01/01/2030(b)		328,000	296,750

FirstEnergy Corp., Series B, 4.15%, 07/15/2027		626,000	595,158

Ford Motor Co.,
3.25%, 02/12/2032		357,000	281,175

4.75%, 01/15/2043		170,000	130,877

Ford Motor Credit Co. LLC,
5.13%, 06/16/2025		4,704,000	4,579,015

3.38%, 11/13/2025		206,000	191,746

4.39%, 01/08/2026		250,000	236,828

5.11%, 05/03/2029		435,000	403,843

Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)		319,000	314,554

5.50%, 05/01/2028(b)		608,000	557,000

Freeport-McMoRan, Inc., 4.63%, 08/01/2030(f)		2,710,000	2,555,936

Gap, Inc. (The), 3.63%, 10/01/2029(b)		757,000	535,689

Gartner, Inc.,
4.50%, 07/01/2028(b)(f)		261,000	244,064

3.63%, 06/15/2029(b)		310,000	273,179

3.75%, 10/01/2030(b)		76,000	66,265

	Principal Amount		Value

United States–(continued)
General Motors Co., 6.80%, 10/01/2027	$	3,000,000	$3,118,353

Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025		105,000	103,529

6.25%, 05/15/2026		52,000	49,452

8.00%, 01/15/2027		271,000	264,526

Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027		446,000	433,379

Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)		670,000	590,614

Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)		432,000	425,369

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)		283,000	257,985

6.00%, 02/01/2031(b)		88,000	78,771

6.25%, 04/15/2032(b)		75,000	66,966

Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)		173,000	170,511

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027		114,000	110,692

Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(b)		356,000	339,428

8.88%, 07/15/2028(b)		221,000	222,381

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029(f)		520,000	409,100

Jabil, Inc., 3.00%, 01/15/2031		1,300,000	1,105,333

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)		344,000	296,355

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028(b)		1,105,000	1,061,925

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)		273,000	224,115

JPMorgan Chase & Co., Series FF, 5.00%(c)(d)		117,000	114,368

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)		350,000	285,182

Lamar Media Corp.,
4.88%, 01/15/2029(f)		764,000	711,758

4.00%, 02/15/2030		663,000	580,770

LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)		642,000	550,095

Level 3 Financing, Inc.,
3.75%, 07/15/2029(b)		606,000	365,619

10.50%, 05/15/2030(b)		91,000	92,415

Lithia Motors, Inc., 3.88%, 06/01/2029(b)(f)		673,000	585,490

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

United States–(continued)
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	$	522,000	$480,026

Mativ Holdings, Inc., 6.88%, 10/01/2026(b)		2,058,000	1,803,652

Mattel, Inc., 6.20%, 10/01/2040		725,000	649,201

Medline Borrower L.P., 3.88%, 04/01/2029(b)		498,000	433,264

MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031		823,000	567,893

Navient Corp., 6.13%, 03/25/2024		302,000	299,909

NCL Corp. Ltd., 5.88%, 02/15/2027(b)		630,000	613,859

NCR Corp., 5.75%, 09/01/2027(b)		306,000	306,306

NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)		314,000	281,416

New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)		109,000	99,346

New Fortress Energy, Inc., 6.50%, 09/30/2026(b)		242,000	216,775

NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)		169,000	157,485

Noble Finance II LLC, 8.00%, 04/15/2030(b)		289,000	294,120

Novelis Corp., 3.25%, 11/15/2026(b)		467,000	423,232

NRG Energy, Inc., 4.45%, 06/15/2029(b)		348,000	307,915

OneMain Finance Corp.,
6.88%, 03/15/2025		305,000	302,269

7.13%, 03/15/2026		381,000	374,674

3.88%, 09/15/2028		193,000	157,951

5.38%, 11/15/2029		74,000	62,982

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)		319,000	282,472

Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053		41,000	42,659

Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030		780,000	692,661

PNC Financial Services Group, Inc. (The), Series W, 6.25%(c)(d)		123,000	110,731

Prestige Brands, Inc., 3.75%, 04/01/2031(b)		346,000	286,915

Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)		146,000	133,724

4.80%, 05/15/2030(b)		313,000	273,841

6.88%, 04/15/2040(b)		247,000	223,307

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)		290,000	260,176

Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)		431,000	396,025

	Principal Amount		Value

United States–(continued)
RR Donnelley & Sons Co., 8.25%, 07/01/2027	$	165,000	$167,132

SBA Communications Corp., 3.88%, 02/15/2027		317,000	292,308

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)		493,000	434,296

Seagate HDD Cayman,
4.13%, 01/15/2031		376,000	308,479

9.63%, 12/01/2032(b)		531,200	586,747

Select Medical Corp., 6.25%, 08/15/2026(b)(f)		300,000	295,203

Sempra Energy, 4.13%, 04/01/2052(c)		4,350,000	3,524,788

Sensata Technologies B.V.,
5.00%, 10/01/2025(b)		300,000	293,978

4.00%, 04/15/2029(b)		98,000	87,336

Sensata Technologies, Inc., 3.75%, 02/15/2031(b)		329,000	281,753

Service Properties Trust,
5.50%, 12/15/2027		743,000	653,973

4.38%, 02/15/2030		518,000	388,207

Sonic Automotive, Inc., 4.63%, 11/15/2029(b)		342,000	286,785

Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)		3,271,000	3,033,264

Series 21-A, 3.75%, 09/15/2051(c)		2,263,000	1,931,470

SS&C Technologies, Inc., 5.50%, 09/30/2027(b)		298,000	285,680

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(h)		295,000	286,836

SunCoke Energy, Inc., 4.88%, 06/30/2029(b)		364,000	306,130

Syneos Health, Inc., 3.63%, 01/15/2029(b)		85,000	83,197

Talen Energy Supply LLC, 8.63%, 06/01/2030(b)		281,000	291,096

Tenet Healthcare Corp., 4.88%, 01/01/2026		743,000	724,421

TransDigm, Inc.,
6.25%, 03/15/2026(b)		556,000	553,783

6.75%, 08/15/2028(b)		136,000	136,685

Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)		295,000	301,549

Transocean, Inc., 8.75%, 02/15/2030(b)		257,000	261,136

U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		480,000	448,381

United Airlines, Inc., 4.38%, 04/15/2026(b)		1,455,000	1,383,713

United Natural Foods, Inc., 6.75%, 10/15/2028(b)		353,000	293,034

Valaris Ltd., 8.38%, 04/30/2030(b)		433,000	434,875

Venture Global LNG, Inc., 8.13%, 06/01/2028(b)(f)		403,000	409,752

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

United States–(continued)
Viatris, Inc., 3.85%, 06/22/2040	$	780,000	$539,652

Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)		679,000	621,896

Vistra Operations Co. LLC,
5.13%, 05/13/2025(b)		170,000	165,919

5.50%, 09/01/2026(b)		62,000	59,715

5.63%, 02/15/2027(b)		104,000	99,775

5.00%, 07/31/2027(b)		229,000	214,554

4.38%, 05/01/2029(b)(f)		363,000	318,299

VOC Escrow Ltd., 5.00%, 02/15/2028(b)		160,000	146,946

Yum! Brands, Inc., 5.38%, 04/01/2032(f)		595,000	566,232

			92,763,391

Zambia–0.24%
First Quantum Minerals Ltd.,
6.88%, 10/15/2027(b)		1,500,000	1,465,523

8.63%, 06/01/2031(b)		288,000	295,525

			1,761,048

Total U.S. Dollar Denominated Bonds & Notes (Cost $213,856,250)			193,911,237

Asset-Backed Securities–8.83%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)		8,023	7,709

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(j)		4,096,523	75,224

CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 01/15/2026		990,000	982,409

CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.02%, 11/13/2050(j)		1,972,858	49,004

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.95%, 01/25/2036(k)		4,148	3,652

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.17%, 10/12/2050(j)		5,102,977	158,115

Citigroup Mortgage Loan Trust,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(k)		174,804	166,997

Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)		35,808	34,835

	Principal Amount		Value

COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	$	1,600,000	$1,472,394

Series 2014-CR21, Class AM, 3.99%, 12/10/2047		25,000	23,786

Series 2019-GC44, Class AM, 3.26%, 08/15/2057		1,000,000	841,714

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035		118,918	107,864

Series 2005-J4, Class A7, 5.50%, 11/25/2035		177,624	147,514

CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 5.42% (1 mo. USD LIBOR + 0.23%), 12/15/2035(i)		977	974

Series 2006-H, Class 2A1A, 5.34% (1 mo. USD LIBOR + 0.15%), 11/15/2036(i)		7,672	6,568

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(k)		22,523	19,587

DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(b)		30,068	30,018

Series 2019-4A, Class D, 2.85%, 07/15/2025(b)		1,219,568	1,205,685

Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)		139,609	139,426

Series 2019-4A, Class D, 2.58%, 09/15/2025(b)		1,381,539	1,360,039

FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(k)		280,000	261,961

Series 2016-K54, Class C, 4.19%, 04/25/2048(b)(k)		1,810,000	1,718,401

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.66%, 07/25/2035(k)		2,220	2,072

ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, 7.89% (1 mo. Term SOFR + 2.74%), 10/15/2039(b)(i)		900,000	892,997

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046		117,757	111,450

JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 4.05%, 07/25/2035(k)		11,147	10,897

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(k)	$680,000	$614,607

MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.35% (1 mo. USD LIBOR + 0.20%), 08/25/2036(i)	665,998	243,516

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	111,754	109,309

Series 2014-C14, Class B, 5.04%, 02/15/2047(k)	240,000	235,226

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	1,612,948	50,410

OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)(h)	356,350	342,992

Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)(h)	685,289	664,907

Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	42,945	42,894

Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036	5,127	3,874

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.22%, 11/15/2050(j)	2,950,557	86,449

Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(b)(k)	480,590	462,060

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 3.88%, 12/25/2035(k)	2,973	2,717

Series 2003-AR10, Class A7, 4.23%, 10/25/2033(k)	16,865	15,955

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(j)	2,688,438	82,949

WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	227,276	214,017

Series 2014-LC14, Class AS, 4.35%, 03/15/2047(k)	395,000	386,805

Series 2014-C20, Class AS, 4.18%, 05/15/2047	490,000	473,932

	Principal Amount		Value

Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 8.52% (3 mo. USD LIBOR + 3.25%), 07/23/2029(b)(i)	$	250,000	$242,164

Alba PLC,
Series 2007-1, Class F, 8.27% (SONIA + 3.37%), 03/17/2039(a)(b)(i)	GBP	769,954	924,561

Series 2007-1, Class E, 6.22% (SONIA + 1.32%), 03/17/2039(a)(b)(i)	GBP	2,180,794	2,473,192

Series 2006-2, Class F, 8.25% (SONIA + 3.37%), 12/15/2038(a)(b)(i)	GBP	546,208	646,956

Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 5.89% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(b)(i)	GBP	780,000	827,395

Series 2007-2, Class B1, 6.40% (SONIA + 1.52%), 09/15/2044(a)(b)(i)	GBP	872,000	870,391

Eurosail PLC,
Series 2006-2X, Class E1C, 8.25% (SONIA + 3.37%), 12/15/2044(a)(b)(i)	GBP	1,830,000	2,017,446

Series 2006-4X, Class E1C, 7.98% (SONIA + 3.12%), 12/10/2044(a)(b)(i)	GBP	1,608,336	1,878,080

Series 2007-2X, Class D1A, 4.27% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(b)(i)	EUR	1,500,000	1,390,608

Series 2006-2X, Class D1A, 4.33% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(b)(i)	EUR	2,700,000	2,485,136

Series 2007-2X, Class D1C, 5.79% (SONIA + 0.92%), 03/13/2045(a)(b)(i)	GBP	2,100,000	2,290,170

Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.88% (SONIA + 1.01%), 03/13/2045(a)(b)(i)	GBP	750,000	813,180

Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 7.32% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(b)(i)	EUR	1,780,000	1,853,906

Jupiter Mortgage No.1 PLC, Series E, 6.99% (SONIA + 2.50%), 07/20/2060(a)(b)(i)	GBP	1,500,000	1,894,173

Ludgate Funding PLC, Series 2007-1, Class MA, 5.67% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(b)(i)	GBP	923,690	1,050,715

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Newday Funding Master Issuer PLC,
Series 2021-1X, Class E, 8.77% (SONIA + 4.05%), 03/15/2029(a)(b)(i)	GBP	3,448,000	$4,310,646

Series 2021-3X, Class E, 9.07% (SONIA + 4.35%), 11/15/2029(a)(b)(i)	GBP	1,600,000	2,012,165

Series 2021-3X, Class D, 7.07% (SONIA + 2.35%), 11/15/2029(a)(b)(i)	GBP	2,175,000	2,688,088

Stratton Mortgage Funding PLC, Series 2021-1, Class E, 7.69% (SONIA + 2.75%), 09/25/2051(a)(b)(i)	GBP	780,000	971,748

Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 6.54% (SONIA + 2.05%), 10/20/2051(a)(b)(i)	GBP	870,000	1,081,740

Series 2019-GR4X, Class GR, 6.99% (SONIA + 2.50%), 10/20/2051(a)(b)(i)	GBP	725,000	899,781

Prosil Acquisition S.A., Series 2019-1, Class A, 4.49% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(b)(i)	EUR	1,482,538	1,470,229

SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 6.12% (1 mo. EURIBOR + 2.80%), 11/14/2035(a)(b)(i)	EUR	3,289,239	3,443,973

Alhambra SME Funding DAC,
Series 2019-1, Class B, 5.92% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(b)(i)	EUR	877	957

Series 2019-1, Class D, 12.67% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(b)(i)	EUR	141,425	122,699

Lusitano Mortgages No. 5 PLC, Series D, 4.14% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(b)(i)	EUR	719,033	593,538

Futura S.r.l., Series 2019-1, Class A, 5.94% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(b)(i)	EUR	1,175,353	1,288,078

Taurus, Series 2018-IT1, Class A, 4.38% (3 mo. EURIBOR + 1.00%), 05/18/2030(a)(i)	EUR	1,474,650	1,563,727

IM Pastor 4, FTA, Series A, 3.73% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(b)(i)	EUR	626,187	588,792

Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(l)	$	3,144,648	2,987,416

0.00%, 12/31/2043(a)(l)	ARS	33,994,486	125,794

Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(k)(l)	ARS	133,500,000	940,177

	Principal Amount		Value

SC Germany Consumer UG,
Series 2018-1, Class D, 3.25%, 12/13/2031(a)(b)	EUR	3,100,000	$3,366,433

Total Asset-Backed Securities (Cost $67,017,416)			63,977,965

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.32%
Fannie Mae Interest STRIPS,
IO, 7.50%, 01/25/2024(m)	$	2,744	35

6.50%, 04/25/2029 - 07/25/2032(m)		177,517	25,241

6.00%, 12/25/2032 - 08/25/2035(j)(m)		517,172	78,087

5.50%, 01/25/2034 - 06/25/2035(m)		166,881	26,372

Fannie Mae REMICs,
5.50%, 12/25/2025		17,040	16,873

4.00%, 08/25/2026 - 03/25/2041		19,199	17,956

6.00%, 01/25/2032		20,878	20,982

6.15%, 04/25/2032 - 12/25/2032(i)		119,757	121,597

5.65% (1 mo. USD LIBOR + 0.50%), 09/25/2032(i)		28,857	28,753

5.61% (1 mo. USD LIBOR + 0.50%), 10/18/2032(i)		9,189	9,160

5.55% (1 mo. USD LIBOR + 0.40%), 11/25/2033(i)		5,420	5,402

5.68% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(i)		32,594	37,182

5.32% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(i)		38,866	42,190

6.09% (1 mo. USD LIBOR + 0.94%), 06/25/2037(i)		7,165	7,214

IO,
1.55%, 10/25/2031 - 05/25/2035(i)(m)		131,760	8,411

2.79%, 11/18/2031 - 12/18/2031(i)(m)		17,679	1,423

2.75% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(i)(m)		2,631	234

2.80% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(i)(m)		2,739	222

2.95% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(i)(m)		4,186	428

1.85% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(i)(m)		16,210	1,009

2.65% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(i)(m)		2,069	197

2.85%, 07/25/2032 - 09/25/2032(i)(m)		9,581	981

2.99%, 12/18/2032(i)(m)		31,012	2,568

3.10%, 02/25/2033 - 05/25/2033(i)(m)		30,706	3,885

7.00%, 03/25/2033 - 04/25/2033(m)		84,688	11,825

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

2.40% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(i)(m)	$121,196	$11,379

0.90%, 03/25/2035 - 07/25/2038(i)(m)	149,796	7,764

1.60%, 03/25/2035 - 05/25/2035(i)(m)	166,355	4,541

1.45% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(i)(m)	75,128	3,712

2.08% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(i)(m)	142,790	5,432

1.39% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(i)(m)	134,043	8,761

4.00%, 04/25/2041(m)	227,772	23,793

1.40% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(i)(m)	55,725	3,892

1.00% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(i)(m)	159,356	15,531

Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	31,566	32,352

5.00%, 09/01/2033 - 03/01/2053	14,544,820	14,290,757

7.00%, 10/01/2037	6,727	6,964

4.50%, 10/01/2052	7,057,578	6,838,517

Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	122,781	126,196

7.00%, 07/01/2032 - 04/01/2033	15,796	16,123

5.00%, 07/01/2033	78,268	78,854

5.50%, 02/01/2035 - 03/01/2053	14,658,678	14,615,192

4.50%, 07/01/2052	8,051,083	7,781,266

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	1,641,445	21,167

Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,879,495	62,560

Series K093, Class X1, IO, 1.09%, 05/25/2029(j)	19,919,986	879,832

Freddie Mac REMICs,
5.00%, 09/15/2023	1,433	1,428

6.75%, 02/15/2024	2,519	2,513

7.00%, 09/15/2026	49,789	49,785

5.56%, 12/15/2028 - 02/15/2029(i)	74,746	74,532

6.00%, 04/15/2029	37,869	37,935

6.50%, 10/15/2029 - 06/15/2032	107,385	109,438

5.66%, 06/15/2031 - 01/15/2032(i)	68,509	68,394

6.11%, 02/15/2032 - 03/15/2032(i)	46,340	46,747

3.50%, 05/15/2032	13,508	12,753

6.02% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(i)	28,277	32,678

4.00%, 06/15/2038	14,637	13,769

	Principal Amount		Value

3.00%, 05/15/2040	$	392	$383

IO, 0.89%, 03/15/2024 - 04/15/2038(i)(m)		21,376	1,045

2.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 12/15/2026(i)(m)		35,995	717

3.59%, 07/17/2028(i)(m)		438	4

2.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(i)(m)		90,280	3,890

2.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(i)(m)		3,758	206

2.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2032(i)(m)		166,294	5,398

1.94% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(i)(m)		47,847	2,620

1.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(i)(m)		51,774	2,288

1.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(i)(m)		7,603	361

1.61%, 05/15/2035(i)(m)		165,336	9,326

1.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(i)(m)		30,339	2,722

0.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(i)(m)		67,228	4,714

1.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(i)(m)		19,295	1,131

Freddie Mac STRIPS,
IO,
6.50%, 02/01/2028(m)		1,020	98

7.00%, 09/01/2029(m)		8,389	1,098

6.00%, 12/15/2032(m)		20,565	2,521

Government National Mortgage Association,
ARM, 2.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(i)		345	336

8.00%, 05/15/2026		3,635	3,630

7.00%, 04/15/2028 - 07/15/2028		18,265	18,256

IO,
1.39% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(i)(m)		79,924	5,084

1.49% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(i)(m)		128,098	6,575

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $47,372,359)			45,825,187

U.S. Treasury Securities–4.36%
U.S. Treasury Inflation – Indexed Notes–4.36%
1.25%, 04/15/2028(n)		24,617,705	23,843,496

0.63%, 07/15/2032(n)		7,923,061	7,776,565

Total U.S. Treasury Securities (Cost $32,540,766)			31,620,061

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Agency Credit Risk Transfer Notes–3.19%
United States–3.19%
Fannie Mae Connecticut Avenue Securities,
Series 2018-R07, Class 1M2, 7.55% (1 mo. USD LIBOR + 2.40%), 04/25/2031(b)(i)	$	92,111	$92,408

Series 2019-R02, Class 1M2, 7.45% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(i)		6,056	6,056

Series 2019-R03, Class 1M2, 7.30% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(i)		23,082	23,112

Series 2022-R04, Class 1M2, 8.17% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(i)		770,000	778,489

Series 2022-R05, Class 2M1, 6.97% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(i)		3,101,366	3,109,684

Series 2022-R08, Class 1M2, 8.67% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(i)		1,350,000	1,380,423

Series 2023-R02, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(i)		545,741	548,163

Series 2023-R03, Class 2M1, 7.57% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(i)		1,158,345	1,169,187

Series 2023-R04, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(i)		1,184,465	1,190,784

	Principal Amount		Value

United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 7.47% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(i)	$	1,500,000	$1,483,793

Series 2022-DNA3, Class M1B, STACR®, 7.97% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(i)		3,000,000	2,998,798

Series 2022-DNA3, Class M1A, STACR®, 7.07% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(i)		2,015,580	2,022,096

Series 2022-HQA2, Class M1, STACR®, 9.07% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(i)		1,500,000	1,546,990

Series 2022-HQA3, Class M1, STACR®, 8.62% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(i)		1,500,000	1,522,739

Series 2022-HQA3, Class M2, STACR®, 10.42% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(i)		1,605,000	1,672,847

Series 2023-DNA1, Class M1, STACR®, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(i)		1,130,664	1,133,583

Series 2023-HQA2, Class M1, 7.07% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(i)		1,200,000	1,206,750

Series 2023-HQA2, Class M1, 8.42% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(i)		900,000	911,250

Series 2023-HQA2, Class M2, 8.92% (30 Day Average SOFR + 3.85%), 06/25/2043(b)(i)		300,000	303,750

Total Agency Credit Risk Transfer Notes (Cost $22,974,916)			23,100,902

		Shares
Common Stocks & Other Equity Interests–1.94%
Argentina–1.91%
Banco BBVA Argentina S.A.		80,000	317,848

Banco Macro S.A., Class B		20,587	114,672

Grupo Financiero Galicia S.A., Class B		410,000	1,412,575

Pampa Energia S.A.(o)		180,526	626,538

YPF S.A., Class D(o)		382,728	11,404,337

			13,875,970

United States–0.03%
ACNR Holdings, Inc.		911	80,776

Claire’s Holdings LLC, Class S		235	96,938

McDermott International Ltd., Series A, Wts., expiring 06/30/2027(l)(o)		31,946	4,153

McDermott International Ltd., Series B, Wts., expiring 06/30/2027(l)(o)		35,496	4,615

McDermott International Ltd., Wts.,expiring 12/31/2049(l)		23,067	3,944

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Shares	Value

United States–(continued)
McDermott International, Inc.(o)	15,957	$2,872

Party City Holdco, Inc.(o)	3,211	125

Sabine Oil & Gas Holdings, Inc. (Acquired 02/26/2014-11/09/2016; Cost $1,103,042)(l)(o)(p)	837	159

Tenerity LLC, Wts., expiring 04/10/2024(l)	775	0

Windstream Services LLC, Wts.	176	1,892

		195,474

Total Common Stocks & Other Equity Interests (Cost $9,323,102)		14,071,444

	Principal Amount
Variable Rate Senior Loan Interests–0.34%(q)(r)
United States–0.34%
Claire’s Stores, Inc., Term Loan, 11.70% (1 mo. USD LIBOR + 6.50%), 12/18/2026	$ 70,423	64,789

Clear Channel Worldwide Holdings, Inc., Term Loan B, 8.81% (TSFR3M + 3.50%), 08/21/2026	430,780	412,240

Dun & Bradstreet Corp. (The), Term Loan, 8.43% (1 mo. USD LIBOR + 3.25%), 02/06/2026	406,601	407,465

Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.25% (1 mo. USD LIBOR + 4.00%), 03/27/2028	498,688	378,628

IRB Holding Corp., Term Loan, 8.20% (TSFR1M + 3.00%), 12/15/2027	621,849	618,351

Mativ Holdings, Inc., Term Loan B, 9.00% (1 mo. USD LIBOR + 3.75%), 04/20/2028	622,628	600,447

Total Variable Rate Senior Loan Interests (Cost $2,619,045)		2,481,920

	Shares	Value

Preferred Stocks–0.22%
United States–0.22%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	1,500,000	$1,513,055

Bank of America Corp., 6.50%, Series Z, Pfd.(c)	59,000	58,984

Claire’s Holdings LLC, Series A, Pfd.	71	15,265

Total Preferred Stocks (Cost $1,899,268)		1,587,304

Money Market Funds–8.44%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(s)(t)	21,132,705	21,132,705

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(s)(t)	15,927,474	15,929,067

Invesco Treasury Portfolio, Institutional Class, 5.03%(s)(t)	24,151,663	24,151,663

Total Money Market Funds (Cost $61,213,706)		61,213,435

Options Purchased–2.64%
(Cost $28,499,535)(u)		19,149,032

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.84% (Cost $743,150,292)		716,490,410

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.18%
Invesco Private Government Fund, 5.10%(s)(t)(v)	4,432,122	4,432,122

Invesco Private Prime Fund, 5.23%(s)(t)(v)	11,398,025	11,396,885

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,829,074)		15,829,007

TOTAL INVESTMENTS IN SECURITIES–101.02% (Cost $758,979,366)		732,319,417

OTHER ASSETS LESS LIABILITIES–(1.02)%		(7,407,769)

NET ASSETS–100.00%		$724,911,648

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
PEN	– Peruvian Sol
Pfd.	– Preferred
PLN	– Polish Zloty
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
THB	– Thai Baht
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $271,345,098, which represented 37.43% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Zero coupon bond issued at a discount.
(f)	All or a portion of this security was out on loan at June 30, 2023.

(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at June 30, 2023 represented less than 1% of the Fund’s Net Assets.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2023.

(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2023.

(k)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2023.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.

(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Principal amount of security and interest payments are adjusted for inflation. See Note 1J.
(o)	Non-income producing security.
(p)	Restricted security. The value of this security at June 30, 2023 represented less than 1% of the Fund’s Net Assets.

(q)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(r)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(s)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,537,673	$101,443,949	$(96,848,917)	$-	$-	$21,132,705	$401,148
Invesco Liquid Assets Portfolio, Institutional Class	12,650,915	72,459,963	(69,177,797)	(920)	(3,094)	15,929,067	310,462
Invesco Treasury Portfolio, Institutional Class	18,900,197	115,935,942	(110,684,476)	-	-	24,151,663	457,392
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,258,494	35,373,430	(38,199,802)	-	-	4,432,122	140,837*
Invesco Private Prime Fund	18,664,700	80,104,348	(87,366,265)	(2,671)	(3,227)	11,396,885	379,210*
Total	$74,011,979	$405,317,632	$(402,277,257)	$(3,591)	$(6,321)	$77,042,442	$1,689,049

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

AUD versus USD	Call	Goldman Sachs International	07/20/2023	USD	0.71	AUD	37,500,000	$1,074

AUD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.80	AUD	1,125,000	1,847

AUD versus USD	Call	Goldman Sachs International	05/16/2024	USD	0.69	AUD	37,500,000	655,342

AUD versus USD	Call	Merrill Lynch International	07/27/2023	USD	0.73	AUD	22,500,000	120

EUR versus USD	Call	Deutsche Bank AG	12/11/2023	USD	1.16	EUR	1,500,000	172,556

EUR versus USD	Call	Goldman Sachs International	07/10/2023	USD	1.13	EUR	3,750,000	5,152

EUR versus USD	Call	Goldman Sachs International	08/01/2023	USD	1.18	EUR	45,000,000	49

EUR versus USD	Call	Goldman Sachs International	08/23/2023	USD	1.14	EUR	45,000,000	19,347

EUR versus USD	Call	Goldman Sachs International	10/23/2023	USD	1.18	EUR	45,000,000	20,280

EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/11/2023	USD	1.18	EUR	30,000,000	33

EUR versus USD	Call	Merrill Lynch International	10/23/2023	USD	1.18	EUR	1,800,000	41,611

EUR versus USD	Call	Standard Chartered Bank PLC	09/11/2023	USD	1.13	EUR	1,200,000	228,682

NZD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.70	NZD	2,142,857	18,727

Subtotal – Foreign Currency Call Options Purchased								1,164,820

Currency Risk

CNY versus INR	Put	Goldman Sachs International	09/25/2023	INR	11.05	CNY	6,750,000	130,087

EUR versus HUF	Put	Goldman Sachs International	12/01/2023	HUF	360.00	EUR	1,500,000	111,014

EUR versus HUF	Put	Merrill Lynch International	09/18/2023	HUF	365.00	EUR	750,000	89,640

EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/09/2023	NOK	11.35	EUR	18,000,000	19,759

EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	09/07/2023	NOK	11.15	EUR	750,000	109,518

EUR versus PLN	Put	Goldman Sachs International	09/22/2023	PLN	4.43	EUR	25,650,000	235,838

USD versus BRL	Put	Goldman Sachs International	10/19/2023	BRL	4.85	USD	4,500,000	552,330

USD versus BRL	Put	Goldman Sachs International	11/14/2023	BRL	4.80	USD	1,500,000	326,477

USD versus BRL	Put	Goldman Sachs International	11/16/2023	BRL	4.50	USD	480,000	155,001

USD versus BRL	Put	Goldman Sachs International	12/18/2023	BRL	4.83	USD	15,000,000	401,520

USD versus BRL	Put	Merrill Lynch International	11/16/2023	BRL	4.80	USD	19,500,000	434,206

USD versus BRL	Put	Morgan Stanley and Co. International PLC	11/16/2023	BRL	4.50	USD	1,500,000	188,891

USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/14/2023	CLP	715.00	USD	900,000	37,672

USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/14/2023	CLP	740.00	USD	900,000	68,338

USD versus CNH	Put	Morgan Stanley and Co. International PLC	09/20/2023	CNH	6.50	USD	900,000	1,510

USD versus COP	Put	Morgan Stanley and Co. International PLC	08/03/2023	COP	4,200.00	USD	21,000,000	339,633

USD versus IDR	Put	Goldman Sachs International	10/04/2023	IDR	14,750.00	USD	18,000,000	103,878

USD versus JPY	Put	Goldman Sachs International	02/08/2024	JPY	113.00	USD	22,500,000	34,358

USD versus JPY	Put	Goldman Sachs International	05/07/2024	JPY	118.00	USD	22,500,000	110,565

USD versus JPY	Put	Goldman Sachs International	05/30/2024	JPY	115.00	USD	2,250,000	130,457

USD versus JPY	Put	Goldman Sachs International	06/10/2024	JPY	115.00	USD	2,250,000	136,431

USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/07/2023	JPY	114.00	USD	900,000	6,260

USD versus JPY	Put	Merrill Lynch International	08/16/2023	JPY	130.00	USD	52,500,000	33,128

USD versus JPY	Put	Merrill Lynch International	06/03/2024	JPY	115.00	USD	1,500,000	64,046

USD versus KRW	Put	Merrill Lynch International	09/15/2023	KRW	1,300.00	USD	15,000,000	175,230

USD versus MXN	Put	Goldman Sachs International	09/07/2023	MXN	17.40	USD	26,250,000	477,566

USD versus MXN	Put	Goldman Sachs International	05/02/2024	MXN	17.20	USD	38,250,000	710,455

USD versus MXN	Put	Merrill Lynch International	08/09/2023	MXN	17.35	USD	1,500,000	374,095

USD versus MXN	Put	Morgan Stanley and Co. International PLC	09/07/2023	MXN	16.90	USD	3,000,000	375,150

USD versus THB	Put	Merrill Lynch International	08/30/2023	THB	32.50	USD	1,800,000	19,777

USD versus THB	Put	Standard Chartered Bank PLC	10/04/2023	THB	30.00	USD	1,500,000	1,967

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

USD versus ZAR	Put	Goldman Sachs International	07/13/2023	ZAR	16.50	USD	15,000,000	$15

USD versus ZAR	Put	Goldman Sachs International	07/31/2023	ZAR	17.10	USD	1,500,000	12,842

USD versus ZAR	Put	Goldman Sachs International	05/14/2024	ZAR	15.00	USD	3,000,000	186,780

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/10/2023	ZAR	17.00	USD	15,000,000	4,665

Subtotal — Foreign Currency Put Options Purchased								6,159,099

Total Foreign Currency Options Purchased								$7,323,919

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $24,963,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)

Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84%	Receive	6 Month EURIBOR	Semi- Annually	03/07/2024	EUR	10,260,000	$266,629

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.15	Receive	6 Month EURIBOR	Semi- Annually	05/19/2033	EUR	18,000,000	1,188,976

2 Year Interest Rate Swap	Call	Barclays Bank PLC	5.60	Receive	SONIA	Annually	12/05/2023	GBP	64,200,000	524,430

Subtotal – Interest Rate Call Swaptions Purchased										1,980,035

Interest Rate Risk

1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.86	Pay	SOFR	Annually	08/21/2023	USD	75,000,000	367,747

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.34	Pay	SOFR	Annually	07/10/2023	USD	18,000,000	333,690

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.77	Pay	SOFR	Annually	08/07/2023	USD	106,200,000	409,268

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.65	Pay	6 Month EURIBOR	Semi- Annually	05/19/2033	EUR	18,000,000	925,419

15 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.81	Pay	6 Month EURIBOR	Semi- Annually	04/06/2038	EUR	20,250,000	1,841,756

15 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.38	Pay	SONIA	Annually	05/05/2038	GBP	19,500,000	3,395,263

30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.59	Pay	6 Month EURIBOR	Semi- Annually	05/22/2025	EUR	19,800,000	1,552,827

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.82	Pay	SOFR	Annually	03/31/2025	USD	9,900,000	925,209

5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.75	Pay	TONAR	Annually	03/04/2024	JPY	4,680,000,000	93,899

Subtotal – Interest Rate Put Swaptions Purchased										9,845,078

Total Interest Rate Swaptions Purchased										$11,825,113

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $24,963,000.

Open Over-The-Counter Credit Default Swaptions Written(a)

Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value

Credit Risk

J.P. Morgan Chase Bank, N.A.	Put	97.00%	Markit CDX North America High Yield Index, Series 40, Version 1	5.00%	Quarterly	09/20/2023	4.267%	USD	90,000,000	$(229,366)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $24,963,000.
(b)

Implied credit spreads represent the current level, as of June 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

AUD versus USD	Call	Goldman Sachs International	07/20/2023	USD	0.75	AUD	37,500,000	$(25)

AUD versus USD	Call	Goldman Sachs International	05/16/2024	USD	0.73	AUD	37,500,000	(235,967)

AUD versus USD	Call	Merrill Lynch International	07/27/2023	USD	0.78	AUD	22,500,000	(15)

EUR versus HUF	Call	Goldman Sachs International	09/15/2023	HUF	401.00	EUR	450,000	(46,465)

EUR versus HUF	Call	Goldman Sachs International	12/01/2023	HUF	400.00	EUR	600,000	(158,051)

EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	10/12/2023	HUF	418.00	EUR	15,000,000	(62,853)

EUR versus HUF	Call	Merrill Lynch International	12/18/2023	HUF	415.00	EUR	15,000,000	(156,773)

EUR versus PLN	Call	Goldman Sachs International	09/22/2023	PLN	4.58	EUR	25,650,000	(179,327)

USD versus BRL	Call	Goldman Sachs International	11/16/2023	BRL	5.10	USD	480,000	(117,985)

USD versus BRL	Call	Goldman Sachs International	12/18/2023	BRL	5.30	USD	15,000,000	(224,970)

USD versus BRL	Call	Goldman Sachs International	05/23/2024	BRL	5.55	USD	1,500,000	(236,891)

USD versus BRL	Call	Merrill Lynch International	11/16/2023	BRL	5.25	USD	19,500,000	(258,102)

USD versus CLP	Call	Morgan Stanley and Co. International PLC	09/07/2023	CLP	840.00	USD	18,000,000	(204,822)

USD versus COP	Call	Morgan Stanley and Co. International PLC	08/03/2023	COP	4,520.00	USD	21,000,000	(59,661)

USD versus COP	Call	Morgan Stanley and Co. International PLC	08/10/2023	COP	4,500.00	USD	15,000,000	(66,105)

USD versus IDR	Call	Goldman Sachs International	10/04/2023	IDR	15,700.00	USD	18,000,000	(67,392)

USD versus JPY	Call	Goldman Sachs International	08/07/2023	JPY	137.00	USD	22,500,000	(1,074,960)

USD versus JPY	Call	Goldman Sachs International	08/30/2023	JPY	142.40	USD	22,500,000	(428,558)

USD versus JPY	Call	Goldman Sachs International	09/08/2023	JPY	141.35	USD	22,500,000	(529,875)

USD versus JPY	Call	Merrill Lynch International	09/01/2023	JPY	141.25	USD	15,000,000	(356,445)

USD versus KRW	Call	Merrill Lynch International	09/15/2023	KRW	1,375.00	USD	15,000,000	(59,460)

USD versus MXN	Call	Goldman Sachs International	09/07/2023	MXN	18.25	USD	26,250,000	(136,894)

USD versus MXN	Call	Goldman Sachs International	05/02/2024	MXN	19.00	USD	38,250,000	(982,528)

USD versus MXN	Call	Goldman Sachs International	05/15/2024	MXN	19.75	USD	600,000	(89,254)

Subtotal — Foreign Currency Call Options Written								(5,733,378)

Currency Risk

AUD versus USD	Put	Goldman Sachs International	05/16/2024	USD	0.63	AUD	37,500,000	(386,575)

AUD versus USD	Put	Merrill Lynch International	07/27/2023	USD	0.68	AUD	22,500,000	(263,811)

EUR versus PLN	Put	Goldman Sachs International	09/22/2023	PLN	4.33	EUR	25,650,000	(61,576)

USD versus BRL	Put	Goldman Sachs International	09/01/2023	BRL	4.80	USD	15,000,000	(248,985)

USD versus BRL	Put	Goldman Sachs International	12/18/2023	BRL	4.50	USD	15,000,000	(95,505)

USD versus BRL	Put	Merrill Lynch International	11/16/2023	BRL	4.55	USD	19,500,000	(126,945)

USD versus CLP	Put	Morgan Stanley and Co. International PLC	09/07/2023	CLP	765.00	USD	18,000,000	(81,054)

USD versus COP	Put	Morgan Stanley and Co. International PLC	08/03/2023	COP	4,060.00	USD	21,000,000	(93,408)

USD versus COP	Put	Morgan Stanley and Co. International PLC	08/10/2023	COP	4,000.00	USD	15,000,000	(43,455)

USD versus IDR	Put	Goldman Sachs International	10/04/2023	IDR	14,250.00	USD	18,000,000	(19,584)

USD versus KRW	Put	Merrill Lynch International	09/15/2023	KRW	1,250.00	USD	15,000,000	(34,935)

USD versus MXN	Put	Goldman Sachs International	09/07/2023	MXN	16.90	USD	26,250,000	(151,830)

USD versus MXN	Put	Goldman Sachs International	05/02/2024	MXN	16.40	USD	38,250,000	(283,547)

Subtotal – Foreign Currency Put Options Written								(1,891,210)

Total – Foreign Currency Options Written								$(7,624,588)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $24,963,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

2 Year Interest Rate Swap	Call	Barclays Bank PLC	5.10%	SONIA	Receive	Annually	12/05/2023	GBP	64,200,000	$(289,101)

1 Year Interest Rate Swap	Call	Goldman Sachs International	3.29	SOFR	Receive	Annually	06/30/2025	USD	45,000,000	(297,583)

10 Year Interest Rate Swap	Call	Goldman Sachs International	3.25	SOFR	Receive	Annually	03/27/2024	USD	67,500,000	(1,689,215)

2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	09/16/2024	USD	112,500,000	(594,921)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	07/05/2024	USD	15,000,000	(235,005)

30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	04/15/2024	USD	15,000,000	(242,945)

30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.48	SOFR	Receive	Annually	04/17/2024	USD	7,500,000	(139,375)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.44	6 Month EURIBOR	Receive	Semi- Annually	04/14/2025	EUR	22,500,000	(723,138)

5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.35	TONAR	Receive	Annually	03/04/2024	JPY	4,680,000,000	(264,133)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.77	SORF	Receive	Annually	08/07/2023	USD	106,200,000	(2,490,975)

2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SOFR	Receive	Annually	03/14/2024	USD	225,000,000	(790,284)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.47	SOFR	Receive	Annually	03/13/2025	USD	18,000,000	(313,386)

2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.20	6 Month EURIBOR	Receive	Semi- Annually	03/07/2024	EUR	45,000,000	(221,488)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.56	SOFR	Receive	Annually	03/10/2025	USD	18,000,000	(347,401)

20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.25	SONIA	Receive	Annually	08/07/2023	GBP	15,000,000	(11,924)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.95	SOFR	Receive	Annually	07/08/2024	USD	45,000,000	(951,734)

2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.92	SONIA	Receive	Monthly	03/28/2024	GBP	75,000,000	(552,541)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.35	6 Month EURIBOR	Receive	Semi- Annually	05/19/2027	EUR	18,000,000	(888,093)

Subtotal–Interest Rate Call Swaptions Written										(11,043,242)

Interest Rate Risk

2 Year Interest Rate Swap	Put	Barclays Bank PLC	6.15	SONIA	Pay	Annually	12/05/2023	GBP	64,200,000	(542,781)

1 Year Interest Rate Swap	Put	Goldman Sachs International	3.29	SOFR	Pay	Annually	06/30/2025	USD	45,000,000	(379,664)

2 Year Interest Rate Swap	Put	Goldman Sachs International	4.65	SOFR	Pay	Annually	09/07/2023	USD	150,000,000	(742,038)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.98	6 Month EURIBOR	Pay	Semi- Annually	05/22/2025	EUR	46,260,000	(1,871,568)

5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.10	TONAR	Pay	Annually	03/04/2024	JPY	4,680,000,000	(57,028)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.85	6 Month EURIBOR	Pay	Semi- Annually	05/19/2027	EUR	18,000,000	(603,365)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.56	SOFR	Pay	Annually	03/10/2025	USD	18,000,000	(550,607)

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.08	SONIA	Pay	Monthly	03/28/2024	GBP	75,000,000	(753,804)

1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.16	SOFR	Pay	Annually	08/21/2023	USD	112,500,000	(304,370)

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.00	SOFR	Pay	Annually	09/16/2024	USD	112,500,000	(986,066)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)–(continued)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date		Notional Value	Value

5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.31%	SOFR	Pay	Annually	03/31/2025	USD	42,120,000	$(1,035,040)

20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.85	SONIA	Pay	Annually	08/07/2023	GBP	15,000,000	(641,371)

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.33	SOFR	Pay	Annually	07/10/2023	USD	79,200,000	(688,288)

Subtotal–Interest Rate Put Swaptions Written										(9,155,990)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(20,199,232)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $24,963,000.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	97	September-2023	$19,724,344	$(265,788)	$(265,788)

U.S. Treasury 10 Year Notes	359	September-2023	40,303,359	(653,492)	(653,492)

U.S. Treasury 10 Year Ultra Notes	324	September-2023	38,373,750	(367,032)	(367,032)

Subtotal–Long Futures Contracts				(1,286,312)	(1,286,312)

Short Futures Contracts

Interest Rate Risk

Euro-BTP	61	September-2023	(7,728,655)	16,641	16,641

U.S. Treasury 5 Year Notes	84	September-2023	(8,995,875)	177,844	177,844

U.S. Treasury Long Bonds	16	September-2023	(2,030,500)	1,375	1,375

Subtotal–Short Futures Contracts				195,860	195,860

Total Futures Contracts				$(1,090,452)	$(1,090,452)

(a)	Futures contracts collateralized by $2,216,221 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
09/20/2023	Barclays Bank PLC	USD	3,717,225	CNY	26,821,934	$4,285
09/20/2023	Barclays Bank PLC	USD	4,262,413	MXN	74,287,125	14,884
09/20/2023	BNP Paribas S.A.	JPY	811,047,000	USD	5,894,130	205,981
09/20/2023	BNP Paribas S.A.	PLN	11,399,611	USD	2,809,838	16,689
09/20/2023	BNP Paribas S.A.	USD	1,868,192	EUR	1,710,000	4,895
09/20/2023	BNP Paribas S.A.	USD	3,546,554	NZD	5,799,219	11,275
07/11/2023	Citibank, N.A.	BRL	13,417,650	USD	2,806,177	7,101
09/20/2023	Citibank, N.A.	CLP	1,153,275,000	USD	1,427,497	2,381
09/20/2023	Citibank, N.A.	IDR	157,946,220,000	USD	10,552,965	64,715
09/20/2023	Citibank, N.A.	THB	144,000,000	USD	4,201,313	109,241
09/20/2023	Citibank, N.A.	USD	326,537	CZK	7,229,689	4,264
09/20/2023	Citibank, N.A.	USD	13,257,963	PLN	54,899,900	193,691
09/20/2023	Citibank, N.A.	ZAR	241,492,719	USD	13,025,146	293,283
09/20/2023	Deutsche Bank AG	TWD	115,475,595	USD	3,717,225	1,435
07/05/2023	Goldman Sachs International	BRL	96,129,828	USD	20,122,419	46,017
07/05/2023	Goldman Sachs International	USD	23,049,770	BRL	114,823,578	930,761
07/05/2023	Goldman Sachs International	USD	4,050,000	MXN	74,287,125	289,962
07/11/2023	Goldman Sachs International	USD	2,700,000	BRL	13,417,650	99,076

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

07/12/2023	Goldman Sachs International	EUR	13,200,000	USD	14,493,600	$84,990

07/24/2023	Goldman Sachs International	AUD	16,312,500	USD	11,369,812	497,405

07/26/2023	Goldman Sachs International	ZAR	42,232,500	USD	2,250,000	10,760

08/02/2023	Goldman Sachs International	BRL	203,850,000	USD	42,451,946	87,918

08/03/2023	Goldman Sachs International	EUR	4,275,000	USD	4,705,920	34,418

08/18/2023	Goldman Sachs International	EUR	17,100,000	USD	18,784,350	84,430

08/25/2023	Goldman Sachs International	CNY	92,700,000	USD	12,870,531	29,062

09/01/2023	Goldman Sachs International	JPY	1,128,418,200	USD	8,190,000	299,928

09/05/2023	Goldman Sachs International	USD	14,325,000	MXN	276,472,500	1,638,446

09/12/2023	Goldman Sachs International	JPY	1,099,853,100	USD	8,010,000	306,219

09/20/2023	Goldman Sachs International	INR	1,187,646,535	USD	14,442,000	8,670

02/13/2024	Goldman Sachs International	JPY	469,098,000	USD	3,780,000	409,338

05/09/2024	Goldman Sachs International	JPY	938,736,000	USD	7,380,000	543,192

05/20/2024	Goldman Sachs International	AUD	6,187,500	USD	4,159,237	7,934

09/20/2023	HSBC Bank USA	TWD	108,879,808	USD	3,503,775	226

09/20/2023	HSBC Bank USA	USD	9,431,800	CLP	7,656,264,000	29,137

09/20/2023	HSBC Bank USA	USD	8,478,551	HUF	2,979,786,675	86,756

09/20/2023	HSBC Bank USA	USD	834,891	MXN	14,745,846	14,144

09/20/2023	HSBC Bank USA	ZAR	166,144,281	USD	9,061,987	302,607

07/05/2023	J.P. Morgan Chase Bank, N.A.	EUR	28,200,000	USD	30,841,776	69,926

07/05/2023	J.P. Morgan Chase Bank, N.A.	JPY	4,362,332,000	USD	31,583,782	1,351,744

07/12/2023	J.P. Morgan Chase Bank, N.A.	USD	1,622,115	EUR	1,500,000	15,227

09/20/2023	J.P. Morgan Chase Bank, N.A.	AUD	10,190,000	USD	6,891,333	88,621

09/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	15,810,000	USD	17,319,725	1,883

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	3,503,775	CNY	25,283,329	4,256

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	85,146,616	EUR	78,798,922	1,167,572

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	11,719,102	GBP	9,365,775	177,959

03/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	25,585,000	USD	3,786,318	185,738

08/02/2023	Merrill Lynch International	BRL	37,823,375	USD	7,881,683	21,243

08/11/2023	Merrill Lynch International	USD	12,450,000	MXN	222,325,875	447,186

08/18/2023	Merrill Lynch International	JPY	1,510,854,712	USD	11,235,000	694,034

09/01/2023	Merrill Lynch International	THB	258,225,000	USD	7,500,000	175,220

09/05/2023	Merrill Lynch International	JPY	672,933,000	USD	4,920,000	211,794

09/05/2023	Merrill Lynch International	USD	975,000	BRL	4,751,175	6,222

09/06/2023	Merrill Lynch International	JPY	223,204,800	USD	1,680,000	118,088

09/20/2023	Merrill Lynch International	INR	571,765,332	USD	6,977,215	28,618

09/20/2023	Merrill Lynch International	SGD	29,793,159	USD	22,279,140	185,585

09/20/2023	Merrill Lynch International	USD	1,093,843	CAD	1,460,522	9,968

07/13/2023	Morgan Stanley and Co. International PLC	USD	8,250,000	BRL	40,796,250	257,501

09/20/2023	Morgan Stanley and Co. International PLC	USD	1,412,802	SEK	15,218,560	3,411

09/22/2023	Morgan Stanley and Co. International PLC	CNY	33,369,360	USD	4,890,000	259,479

09/29/2023	Morgan Stanley and Co. International PLC	USD	420,000	COP	2,013,900,000	51,810

10/02/2023	Morgan Stanley and Co. International PLC	USD	6,450,000	COP	27,606,000,000	12,790

Subtotal–Appreciation						12,321,391

Currency Risk

07/05/2023	Barclays Bank PLC	MXN	74,287,125	USD	4,326,374	(13,588)

09/20/2023	Barclays Bank PLC	USD	14,442,000	SGD	19,403,982	(52,692)

09/20/2023	BNP Paribas S.A.	INR	75,225,018	USD	913,905	(295)

09/20/2023	BNP Paribas S.A.	NOK	645,578	USD	59,943	(364)

09/20/2023	BNP Paribas S.A.	NZD	603,000	USD	368,769	(1,172)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

09/20/2023	BNP Paribas S.A.	PLN	7,581,976	USD	1,855,897	$(1,850)

09/20/2023	BNP Paribas S.A.	USD	2,822,244	EUR	2,565,000	(12,613)

09/20/2023	BNP Paribas S.A.	USD	58,611,994	JPY	8,065,156,965	(2,048,300)

08/02/2023	Citibank, N.A.	USD	2,794,517	BRL	13,417,650	(6,066)

09/20/2023	Citibank, N.A.	PEN	73,705,000	USD	20,055,782	(138,890)

09/20/2023	Citibank, N.A.	PLN	55,220,573	USD	13,370,686	(159,540)

09/20/2023	Citibank, N.A.	USD	7,972,137	CLP	6,440,689,679	(13,299)

09/20/2023	Citibank, N.A.	USD	23,222,841	IDR	347,576,266,400	(142,412)

09/20/2023	Citibank, N.A.	USD	22,032,867	THB	755,176,501	(572,892)

09/20/2023	Citibank, N.A.	USD	2,571,236	ZAR	47,672,006	(57,896)

12/13/2023	Deutsche Bank AG	EUR	4,350,000	USD	4,724,100	(62,845)

07/05/2023	Goldman Sachs International	BRL	222,543,750	USD	44,670,999	(1,806,540)

07/05/2023	Goldman Sachs International	USD	42,670,993	BRL	203,850,000	(97,583)

07/17/2023	Goldman Sachs International	MXN	131,675,625	USD	6,750,000	(924,968)

08/02/2023	Goldman Sachs International	PLN	47,354,970	USD	11,310,000	(319,891)

08/02/2023	Goldman Sachs International	USD	20,019,124	BRL	96,129,828	(41,460)

08/02/2023	Goldman Sachs International	USD	11,391,030	EUR	10,290,000	(147,198)

08/18/2023	Goldman Sachs International	USD	18,784,350	PLN	76,196,837	(85,676)

08/21/2023	Goldman Sachs International	MXN	71,236,140	USD	3,720,000	(404,697)

08/25/2023	Goldman Sachs International	USD	12,900,000	INR	1,060,380,000	(2,916)

09/06/2023	Goldman Sachs International	IDR	132,936,000,000	USD	8,700,000	(129,087)

09/19/2023	Goldman Sachs International	HUF	1,512,000,000	USD	3,937,500	(409,615)

09/19/2023	Goldman Sachs International	USD	3,929,063	EUR	3,571,875	(16,726)

09/20/2023	Goldman Sachs International	USD	59,919	KRW	75,977,869	(2,021)

09/29/2023	Goldman Sachs International	SEK	50,008,935	USD	4,530,000	(125,852)

09/29/2023	Goldman Sachs International	USD	3,600,000	SEK	37,011,600	(154,205)

10/16/2023	Goldman Sachs International	AUD	1,575,000	USD	996,975	(55,187)

10/16/2023	Goldman Sachs International	NZD	3,500,000	USD	1,958,250	(188,826)

11/16/2023	Goldman Sachs International	MXN	47,483,500	USD	2,300,000	(405,999)

11/20/2023	Goldman Sachs International	BRL	9,996,480	USD	1,728,000	(314,328)

12/20/2023	Goldman Sachs International	BRL	26,684,100	USD	5,400,000	(31,820)

05/06/2024	Goldman Sachs International	MXN	81,823,125	USD	4,250,000	(280,506)

05/16/2024	Goldman Sachs International	ZAR	53,449,687	USD	2,662,500	(91,882)

05/17/2024	Goldman Sachs International	MXN	18,153,600	USD	960,000	(43,492)

09/20/2023	HSBC Bank USA	MXN	433,880,000	USD	24,565,734	(416,164)

07/05/2023	J.P. Morgan Chase Bank, N.A.	USD	30,796,731	EUR	28,200,000	(24,881)

07/05/2023	J.P. Morgan Chase Bank, N.A.	USD	30,729,088	JPY	4,362,332,000	(497,049)

07/12/2023	J.P. Morgan Chase Bank, N.A.	HUF	632,625,000	USD	1,622,115	(227,312)

09/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	82,980,925	USD	89,711,807	(1,183,233)

09/20/2023	J.P. Morgan Chase Bank, N.A.	GBP	38,008,510	USD	47,558,864	(722,201)

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	25,476,397	AUD	37,671,157	(327,619)

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	18,245,420	JPY	2,584,792,100	(117,392)

10/16/2023	J.P. Morgan Chase Bank, N.A.	HUF	1,197,540,000	USD	3,324,000	(101,106)

10/16/2023	J.P. Morgan Chase Bank, N.A.	USD	3,324,000	EUR	3,000,000	(33,362)

07/13/2023	Merrill Lynch International	USD	7,907,984	BRL	37,823,375	(20,436)

08/11/2023	Merrill Lynch International	MXN	95,864,700	USD	5,100,000	(461,138)

08/25/2023	Merrill Lynch International	SGD	21,756,394	USD	16,110,000	(7,091)

08/25/2023	Merrill Lynch International	USD	16,110,000	INR	1,323,602,433	(11,421)

09/20/2023	Merrill Lynch International	CAD	5,890,000	USD	4,411,256	(40,199)

09/20/2023	Merrill Lynch International	USD	15,033,157	CNY	106,947,385	(194,339)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

09/20/2023	Merrill Lynch International	USD	652,583	EUR	594,000	$(1,931)

09/20/2023	Merrill Lynch International	USD	14,858,396	INR	1,217,608,392	(60,943)

09/29/2023	Merrill Lynch International	AUD	11,453,005	USD	7,500,000	(147,692)

10/13/2023	Merrill Lynch International	BRL	43,118,400	USD	7,800,000	(1,050,294)

07/13/2023	Morgan Stanley and Co. International PLC	BRL	78,619,625	USD	15,050,000	(1,345,050)

07/13/2023	Morgan Stanley and Co. International PLC	COP	6,247,755,000	USD	1,275,000	(219,367)

09/18/2023	Morgan Stanley and Co. International PLC	USD	1,200,000	BRL	5,808,000	(3,209)

09/20/2023	Morgan Stanley and Co. International PLC	COP	118,478,936,408	USD	27,632,927	(183,969)

10/11/2023	Morgan Stanley and Co. International PLC	MXN	87,255,900	USD	4,590,000	(414,591)

09/20/2023	Royal Bank of Canada	USD	2,324,543	EUR	2,110,000	(13,306)

09/20/2023	Standard Chartered Bank PLC	EUR	6,300,000	USD	6,811,295	(89,553)

Subtotal–Depreciation						(17,280,037)

Total Forward Foreign Currency Contracts						$(4,958,646)

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)		Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Societe Generale	Sell	1.00%	Quarterly	06/20/2027	0.896%	EUR	4,500,000	$3,870	$17,849	$13,979

Credit Risk

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.611	EUR	3,225,000	(28,580)	(50,454)	(21,874)

Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.556	USD	1,500,000	74,509	31,323	(43,186)

Markit CDX North America High Yield Index, Series 40, Version 1	Buy	(5.00)	Quarterly	06/20/2028	4.267	USD	27,900,000	(391,889)	(801,247)	(409,358)

Intercontinental Exchange, Inc.	Buy	(1.00)	Quarterly	06/20/2028	1.029	USD	6,000,000	47,522	7,915	(39,607)

Subtotal - Depreciation								(298,438)	(812,463)	(514,025)

Total Centrally Cleared Credit Default Swap Agreements								$(294,568)	$(794,614)	$(500,046)

(a)	Centrally cleared swap agreements collateralized by $4,977,348 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of June 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Receive	CPTFEMU	At Maturity	(2.47)%	At Maturity	06/15/2028	EUR	18,000,000	$–	$9,334	$9,334

Pay	TTHORON	Quarterly	2.71	Quarterly	05/29/2033	THB	117,750,000	–	11,372	11,372

Pay	28 Day MXN TIIE	28 days	9.40	28 days	02/10/2025	MXN	337,500,000	–	19,537	19,537

Receive	3 Month CZK PRIOBR	Quarterly	(7.02)	Annually	02/10/2024	CZK	310,000,000	–	20,864	20,864

Receive	CPURNSA	At Maturity	(2.53)	At Maturity	06/07/2033	USD	21,060,000	–	35,895	35,895

Receive	CPURNSA	At Maturity	(2.48)	At Maturity	05/11/2028	USD	80,175,000	–	44,982	44,982

Receive	TTHORON	Quarterly	(2.35)	Quarterly	05/29/2028	THB	442,500,000	–	46,899	46,899

Receive	TTHORON	Quarterly	(2.26)	Quarterly	04/24/2028	THB	435,000,000	–	90,758	90,758

Receive	CPURNSA	At Maturity	(2.43)	At Maturity	05/12/2028	USD	32,010,000	–	98,396	98,396

Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	24,429,011	–	99,776	99,776

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Pay	28 Day MXN TIIE	28 Days	9.13%	28 Days	02/11/2028	MXN	69,900,000	$–	$111,337	$111,337

Receive	SOFR	Annually	(3.50)	Annually	05/30/2033	USD	29,850,000	32,197	150,845	118,648

Pay	CLICP	Semi-Annually	7.87	Semi-Annually	04/11/2025	CLP	6,300,000,000	–	132,830	132,830

Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	48,800,000	190	137,219	137,029

Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	50,750,000	–	143,896	143,896

Receive	SOFR	Annually	(3.59)	Annually	06/01/2028	USD	9,900,000	–	148,337	148,337

Receive	FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	787,500,000	–	204,654	204,654

Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	77,898,113	–	229,305	229,305

Pay	BZDIOVRA	At Maturity	11.07	At Maturity	01/02/2026	BRL	80,136,864	–	360,439	360,439

Receive	28 Day MXN TIIE	28 days	(8.35)	28 days	03/06/2025	MXN	236,250,000	–	361,019	361,019

Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	74,577,074	–	420,306	420,306

Pay	SOFR	Annually	3.77	Annually	08/09/2033	USD	82,410,000	(18,907)	1,615,569	1,634,476

Subtotal – Appreciation								13,480	4,493,569	4,480,089

Interest Rate Risk

Pay	SOFR	Annually	3.30	Annually	05/11/2028	USD	82,125,000	–	(2,292,029)	(2,292,029)

Pay	SONIA	Annually	4.24	Annually	05/30/2025	GBP	50,640,000	–	(1,997,587)	(1,997,587)

Pay	6 Month EURIBOR	Semi-Annually	3.05	Annually	05/20/2025	EUR	173,988,000	–	(1,265,051)	(1,265,051)

Pay	SOFR	Annually	2.94	Annually	04/24/2034	USD	33,750,000	–	(1,124,576)	(1,124,576)

Pay	SOFR	Annually	3.22	Annually	05/12/2028	USD	32,790,000	–	(1,035,393)	(1,035,393)

Pay	3 Month CDOR	Semi-Annually	3.99	Semi-Annually	02/13/2025	CAD	107,250,000	–	(881,310)	(881,310)

Pay	3 Month CDOR	Semi-Annually	4.15	Semi-Annually	02/14/2025	CAD	107,250,000	–	(762,236)	(762,236)

Pay	SOFR	Annually	3.53	Annually	05/25/2028	USD	39,726,000	–	(698,884)	(698,884)

Pay	6 Month EURIBOR	Semi-Annually	2.55	Annually	04/24/2034	EUR	16,200,000	–	(534,664)	(534,664)

Receive	COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	10,800,000,000	–	(403,439)	(403,439)

Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	18,255,000,000	–	(342,479)	(342,479)

Receive	CLICP	Semi-Annually	(6.30)	Semi-Annually	03/09/2028	CLP	5,625,000,000	–	(289,490)	(289,490)

Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	11,100,000,000	–	(265,619)	(265,619)

Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	10,900,000,000	–	(255,779)	(255,779)

Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	11,600,000,000	–	(244,503)	(244,503)

Pay	SOFR	Annually	3.37	Annually	12/15/2032	USD	12,780,000	–	(207,305)	(207,305)

Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	5,147,000,000	–	(191,879)	(191,879)

Receive	BZDIOVRA	Quarterly	(9.71)	Quarterly	07/21/2032	COP	5,285,000,000	–	(185,841)	(185,841)

Receive	FBIL Overnight MIBOR	Semi-Annually	(7.02)	Semi-Annually	05/25/2027	INR	562,500,000	–	(167,035)	(167,035)

Pay	3 Month ADBB	Quarterly	4.21	Quarterly	06/22/2026	AUD	92,000,000	–	(158,739)	(158,739)

Pay	6 Month EURIBOR	Semi-Annually	3.74	Annually	03/14/2025	EUR	48,498,000	–	(158,049)	(158,049)

Pay	NFIX3FRA	Quarterly	4.37	Semi-Annually	03/23/2028	NZD	16,200,000	–	(150,958)	(150,958)

Receive	6 Month WIBOR	Semi-Annually	(7.61)	Annually	09/21/2024	PLN	37,800,000	–	(135,759)	(135,759)

Receive	COOVIBR	Quarterly	(11.46)	Quarterly	11/01/2024	COP	41,250,000,000	–	(117,893)	(117,893)

Receive	SOFR	Annually	(3.26)	Annually	05/25/2053	USD	9,594,000	–	(114,715)	(114,715)

Pay	NFIX3FRA	Quarterly	4.35	Semi-Annually	05/19/2028	NZD	10,800,000	–	(104,457)	(104,457)

Pay	TTHORON	Quarterly	2.00	Quarterly	04/24/2025	THB	526,500,000	–	(72,653)	(72,653)

Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	–	(66,892)	(66,892)

Pay	TTHORON	Quarterly	2.11	Quarterly	05/29/2025	THB	532,500,000	–	(50,058)	(50,058)

Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	42,300,000	–	(38,720)	(38,720)

Pay	TTHORON	Quarterly	2.60	Quarterly	04/24/2033	THB	115,200,000	–	(17,444)	(17,444)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	6 Month ADBB	Semi-Annually	(4.41)%	Semi-Annually	06/22/2033	AUD	12,200,000	$–	$(9,777)	$(9,777)

Pay	CPTFEMU	At Maturity	2.49	At Maturity	06/15/2033	EUR	18,000,000	365	(8,354)	(8,719)

Pay	28 Day MXN TIIE	28 days	9.25	28 days	02/10/2025	MXN	322,500,000	–	(6,400)	(6,400)

Pay	CPURNSA	At Maturity	2.50	At Maturity	06/07/2028	USD	21,060,000	–	(5,984)	(5,984)

Subtotal – Depreciation								365	(14,361,951)	(14,362,316)

Total Centrally Cleared Interest Rate Swap Agreements								$13,845	$(9,868,382)	$(9,882,227)

(a)	Centrally cleared swap agreements collateralized by $ 4,977,348 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.482%	EUR	2,500,000	$7,266	$10,176	$2,910

Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	2.011	EUR	2,900,000	116,593	132,754	16,161

J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 33, Version 1	Sell	1.00	Quarterly	12/20/2024	8.521	USD	3,000,000	(322,500)	(306,210)	16,290

Subtotal–Appreciation									(198,641)	(163,280)	35,361

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.739	EUR	1,250,000	4,720	(5,123)	(9,843)

Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.342	USD	35,000,000	(4,937,855)	(5,096,602)	(158,747)

J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	1.473	EUR	2,250,000	62,787	42,310	(20,477)

J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.642	USD	9,000,000	(1,482,196)	(1,516,764)	(34,568)

Subtotal–Depreciation									(6,352,544)	(6,576,179)	(223,635)

Total Open Over-The-Counter Credit Default Swap Agreements									$(6,551,185)	$(6,739,459)	$(188,274)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $24,963,000.
(b)

Implied credit spreads represent the current level, as of June 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Abbreviations:

ADBB	–Australian Dollar Bank Bill
AUD	–Australian Dollar
BRL	–Brazilian Real
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CDOR	–Canadian Dealer Offered Rate
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
FBIL	–Financial Benchmarks India Private Ltd.
GBP	–British Pound Sterling
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KRW	–South Korean Won
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PEN	–Peruvian Sol
PLN	–Polish Zloty
SEK	–Swedish Krona
SGD	–Singapore Dollar
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
TONAR	–Tokyo Overnight Average Rate
TTHORON	–Thai Overnight Repurchase Rate
TWD	–New Taiwan Dollar
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2023

Non-U.S. Dollar Denominated Bonds & Notes	35.81%

U.S. Dollar Denominated Bonds & Notes	26.75

Asset-Backed Securities	8.83

U.S. Government Sponsored Agency Mortgage-Backed Securities	6.32

U.S. Treasury Securities	4.36

Agency Credit Risk Transfer Notes	3.19

Options Purchased	2.64

Common Stocks and Other Equity Interests	1.94

Security Types Each Less Than 1% of Portfolio	0.56

Money Market Funds Plus Other Assets Less Liabilities	9.60

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $681,936,586)*	$655,276,975

Investments in affiliated money market funds, at value (Cost $77,042,780)	77,042,442

Other investments:
Variation margin receivable – futures contracts	4,882,886

Variation margin receivable–centrally cleared swap agreements	183,180

Swaps receivable – OTC	327,762

Unrealized appreciation on swap agreements – OTC	35,361

Unrealized appreciation on forward foreign currency contracts outstanding	12,321,391

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	2,216,221

Cash collateral – centrally cleared swap agreements	4,977,348

Cash collateral – OTC Derivatives	24,963,000

Cash	8,825,495

Foreign currencies, at value (Cost $1,911,469)	1,941,702

Receivable for:
Investments sold	3,315,471

Fund shares sold	2,729,946

Dividends	321,313

Interest	9,356,627

Investment for trustee deferred compensation and retirement plans	152,690

Other assets	580

Total assets	808,870,390

Liabilities:
Other investments:
Options written, at value (premiums received $31,213,327)	28,053,186

Premiums received on swap agreements – OTC	6,551,185

Unrealized depreciation on forward foreign currency contracts outstanding	17,280,037

Swaps payable – OTC	68,391

Unrealized depreciation on swap agreements–OTC	223,635

Payable for:
Investments purchased	9,401,426

Fund shares reacquired	843,866

Accrued foreign taxes	21,516

Collateral upon return of securities loaned	15,829,074

Accrued fees to affiliates	394,514

Accrued other operating expenses	285,222

Trustee deferred compensation and retirement plans	152,690

Collateral with broker - OTC Derivatives	4,854,000

Total liabilities	83,958,742

Net assets applicable to shares outstanding	$724,911,648

Net assets consist of:
Shares of beneficial interest	$1,026,720,378

Distributable earnings (loss)	(301,808,730)

$724,911,648

Net Assets:
Series I	$259,585,388

Series II	$465,326,260

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	63,430,460

Series II	110,254,254

Series I:
Net asset value per share	$4.09

Series II:
Net asset value per share	$4.22

*	At June 30, 2023, securities with an aggregate value of $15,486,415 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $90,923)	$19,690,454

Dividends (net of foreign withholding taxes of $81)	27,299

Dividends from affiliates (includes net securities lending income of $38,298)	1,207,300

Total investment income	20,925,053

Expenses:
Advisory fees	2,544,494

Administrative services fees	601,260

Custodian fees	96,178

Distribution fees - Series II	591,225

Transfer agent fees	18,297

Trustees’ and officers’ fees and benefits	8,995

Reports to shareholders	3,733

Professional services fees	59,042

Other	6,356

Total expenses	3,929,580

Less: Fees waived	(27,038)

Net expenses	3,902,542

Net investment income	17,022,511

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $82)	(14,877,704)

Affiliated investment securities	(6,321)

Foreign currencies	291,799

Forward foreign currency contracts	(13,480,594)

Futures contracts	(81,516)

Option contracts written	3,796,832

Swap agreements	(989,626)

(25,347,130)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $21,516)	41,536,073

Affiliated investment securities	(3,591)

Foreign currencies	(247,764)

Forward foreign currency contracts	(4,747,192)

Futures contracts	(2,394,043)

Option contracts written	10,411,784

Swap agreements	(11,269,318)

33,285,949

Net realized and unrealized gain	7,938,819

Net increase in net assets resulting from operations	$24,961,330

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$17,022,511	$26,757,481

Net realized gain (loss)	(25,347,130)	(75,896,333)

Change in net unrealized appreciation (depreciation)	33,285,949	(58,172,143)

Net increase (decrease) in net assets resulting from operations	24,961,330	(107,310,995)

Share transactions–net:
Series I	(8,856,177)	(39,160,472)

Series II	(31,653,937)	(62,391,076)

Net increase (decrease) in net assets resulting from share transactions	(40,510,114)	(101,551,548)

Net increase (decrease) in net assets	(15,548,784)	(208,862,543)

Net assets:
Beginning of period	740,460,432	949,322,975

End of period	$724,911,648	$740,460,432

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)(e)
Series I
Six months ended 06/30/23	$3.95	$0.10	$ 0.04	$ 0.14	$ –	$4.09	3.54%	$ 259,585	0.90	%(f)	0.91	%(f)	4.81	%(f)	52%
Year ended 12/31/22	4.46	0.14	(0.65)	(0.51)	–	3.95	(11.44)	259,461	0.87		0.89		3.49		85
Year ended 12/31/21	4.83	0.12	(0.27)	(0.15)	(0.22)	4.46	(3.00)	336,327	0.82		0.86		2.59		209
Year ended 12/31/20	4.97	0.15	(0.01)	0.14	(0.28)	4.83	3.19	363,404	0.82		0.87		3.10		324
Year ended 12/31/19	4.66	0.24	0.26	0.50	(0.19)	4.97	10.80	395,324	0.77	(g)	0.82	(g)	4.86	(h)	134
Year ended 12/31/18	5.13	0.25	(0.47)	(0.22)	(0.25)	4.66	(4.40)	346,707	0.81	(g)	0.88	(g)	5.07	(h)	68
Series II
Six months ended 06/30/23	4.08	0.09	0.05	0.14	–	4.22	3.43	465,326	1.15	(f)	1.16	(f)	4.56	(f)	52
Year ended 12/31/22	4.61	0.13	(0.66)	(0.53)	–	4.08	(11.50)	480,999	1.12		1.14		3.24		85
Year ended 12/31/21	4.99	0.11	(0.28)	(0.17)	(0.21)	4.61	(3.37)	612,996	1.07		1.11		2.34		209
Year ended 12/31/20	5.13	0.14	(0.01)	0.13	(0.27)	4.99	2.79	661,276	1.07		1.12		2.85		324
Year ended 12/31/19	4.80	0.23	0.27	0.50	(0.17)	5.13	10.61	736,339	1.02	(g)	1.08	(g)	4.60	(h)	134
Year ended 12/31/18	5.27	0.24	(0.48)	(0.24)	(0.23)	4.80	(4.54)	1,081,833	1.06	(g)	1.13	(g)	4.82	(h)	68

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.04% and 0.02% for the years ended December 31, 2019 and 2018, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $2,177,497,748 and $2,279,114,634, $2,370,164,194 and $2,399,236,376 for the years ended December 31, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
(h)	Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco V.I. Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek total return.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Strategic Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

K.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed

Invesco V.I. Global Strategic Income Fund

(i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

L.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.

M.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

N.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

O.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

P.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such

Invesco V.I. Global Strategic Income Fund

option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Q.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s

Invesco V.I. Global Strategic Income Fund

maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2023, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

S.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

T.

LIBOR Transition Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates will no longer be published after June 2023.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

U.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

V.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

W.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

Invesco V.I. Global Strategic Income Fund

Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.500%

Over $5 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.69%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees, of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $27,038.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $52,556 for accounting and fund administrative services and was reimbursed $548,704 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Global Strategic Income Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$259,551,923	$–	$259,551,923

U.S. Dollar Denominated Bonds & Notes	–	193,911,237	–	193,911,237

Asset-Backed Securities	–	59,924,578	4,053,387	63,977,965

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	45,825,187	–	45,825,187

U.S. Treasury Securities	–	31,620,061	–	31,620,061

Agency Credit Risk Transfer Notes	–	23,100,902	–	23,100,902

Common Stocks & Other Equity Interests	13,878,967	179,606	12,871	14,071,444

Variable Rate Senior Loan Interests	–	2,481,920	–	2,481,920

Preferred Stocks	–	1,587,304	–	1,587,304

Money Market Funds	61,213,435	15,829,007	–	77,042,442

Options Purchased	–	19,149,032	–	19,149,032

Total Investments in Securities	75,092,402	653,160,757	4,066,258	732,319,417

Other Investments - Assets*

Futures Contracts	195,860	–	–	195,860

Forward Foreign Currency Contracts	–	12,321,391	–	12,321,391

Swap Agreements	–	4,529,429	–	4,529,429

	195,860	16,850,820	–	17,046,680

Other Investments - Liabilities*

Futures Contracts	(1,286,312)	–	–	(1,286,312)

Forward Foreign Currency Contracts	–	(17,280,037)	–	(17,280,037)

Options Written	–	(28,053,186)	–	(28,053,186)

Swap Agreements	–	(15,099,976)	–	(15,099,976)

	(1,286,312)	(60,433,199)	–	(61,719,511)

Total Other Investments	(1,090,452)	(43,582,379)	–	(44,672,831)

Total Investments	$74,001,950	$609,578,378	$4,066,258	$687,646,586

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Global Strategic Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$–	$195,860	$195,860

Unrealized appreciation on swap agreements – Centrally Cleared(a)	13,979	–	4,480,089	4,494,068

Unrealized appreciation on forward foreign currency contracts outstanding	–	12,321,391	–	12,321,391

Unrealized appreciation on swap agreements – OTC	35,361	–	–	35,361

Options purchased, at value – OTC(b)	–	7,323,919	11,825,113	19,149,032

Total Derivative Assets	49,340	19,645,310	16,501,062	36,195,712

Derivatives not subject to master netting agreements	(13,979)	–	(4,675,949)	(4,689,928)

Total Derivative Assets subject to master netting agreements	$35,361	$19,645,310	$11,825,113	$31,505,784

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$–	$(1,286,312)	$(1,286,312)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	(514,025)	–	(14,362,316)	(14,876,341)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(17,280,037)	–	(17,280,037)

Unrealized depreciation on swap agreements – OTC	(223,635)	–	–	(223,635)

Options written, at value – OTC	(229,366)	(7,624,588)	(20,199,232)	(28,053,186)

Total Derivative Liabilities	(967,026)	(24,904,625)	(35,847,860)	(61,719,511)

Derivatives not subject to master netting agreements	514,025	–	15,648,628	16,162,653

Total Derivative Liabilities subject to master netting agreements	$(453,001)	$(24,904,625)	$(20,199,232)	$(45,556,858)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2023.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$19,169	$524,430	$–	$543,599	$(66,280)	$(831,882)	$–	$(898,162)	$(354,563)	$–	$354,563	$–

BNP Paribas S.A.	238,840	–	–	238,840	(2,064,594)	–	–	(2,064,594)	(1,825,754)	–	1,825,754	–

Citibank, N.A.	674,676	–	3,328	678,004	(1,090,995)	–	(10,259)	(1,101,254)	(423,250)	–	260,000	(163,250)

Deutsche Bank AG	1,435	172,556	–	173,991	(62,845)	–	–	(62,845)	111,146	–	–	111,146

Goldman Sachs International	5,408,526	4,537,432	21,005	9,966,963	(6,080,475)	(8,865,244)	(212,971)	(15,158,690)	(5,191,727)	–	5,191,727	–

HSBC Bank USA	432,870	–	–	432,870	(416,164)	–	–	(416,164)	16,706	–	–	16,706

J.P. Morgan Chase Bank, N.A.	3,062,926	1,786,961	338,790	5,188,677	(3,234,155)	(4,420,332)	(68,796)	(7,723,283)	(2,534,606)	–	2,534,606	–

Merrill Lynch International	1,897,958	1,231,853	–	3,129,811	(1,995,484)	(1,256,486)	–	(3,251,970)	(122,159)	–	–	(122,159)

Morgan Stanley and Co. International PLC	584,991	10,665,151	–	11,250,142	(2,166,186)	(12,679,242)	–	(14,845,428)	(3,595,286)	–	3,595,286	–

Royal Bank of Canada	–	–	–	–	(13,306)	–	–	(13,306)	(13,306)	–	–	(13,306)

Standard Chartered Bank PLC	–	230,649	–	230,649	(89,553)	–	–	(89,553)	141,096	–	(141,096)	–

Total	$12,321,391	$19,149,032	$363,123	$31,833,546	$(17,280,037)	$(28,053,186)	$(292,026)	$(45,625,249)	$(13,791,703)	$–	$13,620,840	$(170,863)

Invesco V.I. Global Strategic Income Fund

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(13,480,594)	$-	$(13,480,594)

Futures contracts	-	-	(81,516)	(81,516)

Options purchased(a)	-	5,526,454	5,491,294	11,017,748

Options written	-	6,679,197	(2,882,365)	3,796,832

Swap agreements	(30,816)	-	(958,810)	(989,626)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(4,747,192)	-	(4,747,192)

Futures contracts	-	-	(2,394,043)	(2,394,043)

Options purchased(a)	-	(6,610,429)	(5,703,804)	(12,314,233)

Options written	(53,484)	(859,131)	11,324,399	10,411,784

Swap agreements	(32,670)	-	(11,236,648)	(11,269,318)

Total	$(116,970)	$(13,491,695)	$(6,441,493)	$(20,050,158)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Foreign Currency Options Purchased	Swaptions Written	Foreign Currency Options Written	Swap Agreements

Average notional value	$1,589,749,408	$198,053,399	$298,022,375	$505,703,200	$1,507,861,553	$495,572,407	$1,100,929,494

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$118,634,849	$127,936,869	$246,571,718

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Global Strategic Income Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $243,815,193 and $295,475,038, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$51,506,106

Aggregate unrealized (depreciation) of investments	(98,093,866)

Net unrealized appreciation (depreciation) of investments	$(46,587,760)

Cost of investments for tax purposes is $727,748,107.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2023(a)		Year ended December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	2,886,948	$11,747,043	2,823,329	$11,396,496

Series II	1,159,611	4,870,240	2,581,887	10,808,107

Reacquired:
Series I	(5,077,605)	(20,603,220)	(12,686,597)	(50,556,968)

Series II	(8,715,483)	(36,524,177)	(17,673,992)	(73,199,183)

Net increase (decrease) in share activity	(9,746,529)	$(40,510,114)	(24,955,373)	$(101,551,548)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Strategic Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,038.10	$4.55	$1,020.33	$4.51	0.90%
Series II	1,000.00	1,036.90	5.81	1,019.09	5.76	1.15

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Strategic Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Strategic Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Bloomberg Global Aggregate Bond Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of

Invesco V.I. Global Strategic Income Fund

the Fund was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management including with respect to the Fund’s total expense ratio relative to peer funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the

Invesco V.I. Global Strategic Income Fund

Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Strategic Income Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Government Money Market Fund

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The Fund’s Form N-MFP filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGMKT-SAR-1

About your Fund

Invesco V.I. Government Money Market Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/ or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

    The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Invesco V.I. Government Money Market Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-38.99%
U.S. Treasury Bills-18.80%(a)

U.S. Treasury Bills	5.11%	07/11/2023	$4,000	$ 3,994,344

U.S. Treasury Bills	5.18%	07/20/2023	5,000	4,986,410

U.S. Treasury Bills	5.03%	07/25/2023	25,000	24,916,500

U.S. Treasury Bills	5.16%	08/08/2023	15,000	14,918,933

U.S. Treasury Bills	5.42%	10/03/2023	25,000	24,652,396

U.S. Treasury Bills	4.12%	10/05/2023	4,000	3,957,813

U.S. Treasury Bills	5.24%	10/17/2023	5,000	4,922,750

U.S. Treasury Bills	5.31%	10/24/2023	15,000	14,749,875

U.S. Treasury Bills	5.01%	11/09/2023	15,000	14,733,088

U.S. Treasury Bills	5.11%-5.14%	11/16/2023	20,000	19,617,702

U.S. Treasury Bills	5.31%	11/24/2023	15,000	14,685,492

U.S. Treasury Bills	5.39%	12/07/2023	10,000	9,768,125

U.S. Treasury Bills	5.29%	12/14/2023	10,000	9,762,297

U.S. Treasury Bills	5.19%	06/13/2024	7,000	6,666,403

				172,332,128

U.S. Treasury Floating Rate Notes-18.59%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	5.17%	04/30/2024	69,500	69,463,920

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.29%	07/31/2024	77,000	76,965,842

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.39%	10/31/2024	7,000	6,994,673

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.45%	01/31/2025	5,000	5,002,937

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	12,000	11,999,979

				170,427,351

U.S. Treasury Notes-1.60%

U.S. Treasury Notes	2.00%	04/30/2024	15,000	14,664,753

Total U.S. Treasury Securities (Cost $357,424,232)				357,424,232

U.S. Government Sponsored Agency Securities-7.76%
Federal Farm Credit Bank (FFCB)-6.00%

Federal Farm Credit Bank (SOFR + 0.03%)(b)	5.09%	09/18/2023	3,000	3,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.10%	09/20/2023	7,000	7,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	5.09%	09/27/2023	1,000	1,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.10%	01/25/2024	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.10%	02/05/2024	3,000	3,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.11%	02/23/2024	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.11%	03/15/2024	12,000	12,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.10%	03/18/2024	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.11%	04/25/2024	4,000	4,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.11%	05/09/2024	5,000	5,000,000

				55,000,000

Federal Home Loan Bank (FHLB)-0.32%

Federal Home Loan Bank(a)	5.02%	02/09/2024	3,000	2,911,172

U.S. International Development Finance Corp. (DFC)-1.44%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	5.38%	06/15/2025	1,200	1,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	5.38%	07/15/2025	117	116,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	5.38%	02/15/2028	$5,278	$ 5,277,778

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	5.27%	07/07/2040	6,613	6,612,690

				13,206,968
Total U.S. Government Sponsored Agency Securities (Cost $71,118,140)				71,118,140

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-46.75% (Cost $428,542,372)				428,542,372

			Repurchase Amount
Repurchase Agreements-56.12%(d)

ABN AMRO Bank N.V., joint agreement dated 06/30/2023, aggregate maturing value of $700,295,167 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,026; 1.00% - 6.50%; 05/15/2028 -05/20/2053)	5.06%	07/03/2023	45,018,975	45,000,000

BMO Capital Markets Corp., joint term agreement dated 06/15/2023, aggregate maturing value of $251,232,292 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.54% - 8.92%; 07/25/2023 - 06/20/2063)(e)	5.07%	07/20/2023	25,123,229	25,000,000

BofA Securities, Inc., joint agreement dated 06/30/2023, aggregate maturing value of $1,500,632,500 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 2.00% - 6.50%; 10/01/2037 - 07/01/2053)	5.06%	07/03/2023	45,018,975	45,000,000

CIBC World Markets Corp., joint term agreement dated 06/15/2023, aggregate maturing value of $1,710,055,500 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,734,000,022; 0.00% - 8.50%; 10/05/2023 - 09/15/2064)(e)	5.07%	07/27/2023	8,047,320	8,000,000

Citigroup Global Markets, Inc., joint term agreement dated 06/27/2023, aggregate maturing value of $800,676,000 (collateralized by U.S. Treasury obligations valued at $816,000,016; 0.13% - 5.44%; 10/15/2024 - 09/30/2028)(e)	5.07%	07/03/2023	40,033,800	40,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 06/30/2023, aggregate maturing value of $8,003,373,333 (collateralized by U.S. Treasury obligations valued at $8,160,000,250; 0.00% - 4.63%; 07/05/2023 - 02/15/2048)	5.06%	07/03/2023	68,028,673	68,000,000

ING Financial Markets, LLC, joint term agreement dated 06/14/2023, aggregate maturing value of $502,957,500 (collateralized by U.S. Treasury obligations valued at $510,000,038; 0.00% - 4.25%; 08/08/2023 - 11/15/2051)	5.07%	07/26/2023	5,029,575	5,000,000

ING Financial Markets, LLC, joint term agreement dated 06/15/2023, aggregate maturing value of $160,946,400 (collateralized by agency mortgage-backed securities valued at $163,200,001; 1.50% - 6.50%; 04/01/2036 - 07/01/2053)	5.07%	07/27/2023	5,029,575	5,000,000

ING Financial Markets, LLC, joint term agreement dated 06/15/2023, aggregate maturing value of $502,957,500 (collateralized by U.S. Treasury obligations valued at $510,000,066; 0.00% - 4.00%; 08/08/2023 - 05/15/2052)	5.07%	07/27/2023	5,029,575	5,000,000

ING Financial Markets, LLC, joint term agreement dated 06/16/2023, aggregate maturing value of $351,385,611 (collateralized by agency mortgage-backed securities valued at $357,000,000; 1.50% - 7.50%; 11/01/2029 - 01/01/2057)	5.09%	07/14/2023	5,019,794	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.00% - 7.50%; 07/25/2023 - 06/16/2064)(f)	5.07%	07/03/2023	10,045,006	10,000,000

Metropolitan Life Insurance Co., joint term agreement dated 06/28/2023, aggregate maturing value of $350,351,935 (collateralized by U.S. Treasury obligations valued at $361,022,904; 0.00%; 11/15/2027 - 08/15/2046)(e)	5.08%	07/05/2023	15,016,493	15,001,675

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 06/28/2023, aggregate maturing value of $1,682,221,271 (collateralized by U.S. Treasury obligations valued at $1,722,632,124; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(e)	5.08%	07/05/2023	19,819,558	19,800,000

RBC Dominion Securities Inc., joint term agreement dated 06/15/2023, aggregate maturing value of $2,011,830,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,051; 1.00% - 7.50%; 09/30/2027 - 07/01/2053)(e)	5.07%	07/27/2023	100,591,500	100,000,000

Societe Generale, joint term agreement dated 06/27/2023, aggregate maturing value of $1,501,686,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,069; 0.00% - 5.29%; 10/24/2023 - 08/15/2047)(e)	5.06%	07/05/2023	35,039,356	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 06/30/2023, aggregate maturing value of $1,000,421,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 06/20/2049 - 02/01/2052)	5.06%	07/03/2023	$38,565,483	$38,549,228

Wells Fargo Securities, LLC, joint agreement dated 06/30/2023, aggregate maturing value of $1,800,759,000 (collateralized by agency mortgage-backed securities valued at $1,836,000,000; 1.00% - 7.00%; 03/01/2025 - 07/01/2053)	5.06%	07/03/2023	45,018,975	45,000,000

Total Repurchase Agreements (Cost $514,350,903)				514,350,903

TOTAL INVESTMENTS IN SECURITIES(g)-102.87% (Cost $942,893,275)				942,893,275

OTHER ASSETS LESS LIABILITIES-(2.87)%				(26,333,527)

NET ASSETS-100.00%				$916,559,748

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on June 30, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 06/30/2023

1-7	53.5%

8-30	5.7

31-60	1.6

61-90	1.2

91-180	12.4

181+	25.6

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$428,542,372

Repurchase agreements, at value and cost	514,350,903

Receivable for:
Fund shares sold	180,223

Interest	2,426,774

Investment for trustee deferred compensation and retirement plans	22,396

Other assets	13,592

Total assets	945,536,260

Liabilities:
Payable for:
Fund shares reacquired	28,375,453

Dividends	66,205

Accrued fees to affiliates	502,960

Accrued trustees’ and officers’ fees and benefits	721

Accrued operating expenses	1,212

Trustee deferred compensation and retirement plans	29,961

Total liabilities	28,976,512

Net assets applicable to shares outstanding	$916,559,748

Net assets consist of:
Shares of beneficial interest	$916,906,883

Distributable earnings (loss)	(347,135)

$916,559,748

Net Assets:
Series I	$818,140,526

Series II	$98,419,222

Shares outstanding, no par value, unlimited number of shares authorized:
Series I	818,411,364

Series II	98,449,657

Series I:
Net asset value and offering price per share	$1.00

Series II:
Net asset value and offering price per share	$1.00

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Interest	$23,675,517

Expenses:
Advisory fees	733,814

Administrative services fees	926,363

Custodian fees	9,020

Distribution fees - Series II	126,830

Transfer agent fees	19,839

Trustees’ and officers’ fees and benefits	11,673

Reports to shareholders	21,231

Professional services fees	63,011

Other	5,369

Total expenses	1,917,150

Net investment income	21,758,367

Net realized gain from unaffiliated investment securities	19,919

Net increase in net assets resulting from operations	$21,778,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$21,758,367	$15,375,329

Net realized gain (loss)	19,919	(368,529)

Net increase in net assets resulting from operations	21,778,286	15,006,800

Distributions to shareholders from distributable earnings:
Series I	(19,617,032)	(13,929,490)

Series II	(2,141,335)	(1,445,839)

Total distributions from distributable earnings	(21,758,367)	(15,375,329)

Share transactions-net:
Series I	(150,116,964)	279,791,150

Series II	(9,537,010)	29,452,672

Net increase (decrease) in net assets resulting from share transactions	(159,653,974)	309,243,822

Net increase (decrease) in net assets	(159,634,055)	308,875,293

Net assets:
Beginning of period	1,076,193,803	767,318,510

End of period	$916,559,748	$1,076,193,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Series I
Six months ended 06/30/23	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.24%	$818,141	0.37	%(c)	0.37	%(c)	4.47	%(c)
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.45	968,240	0.28		0.28		1.50
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	688,779	0.07		0.34		0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	711,648	0.29		0.35		0.26
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.90	598,670	0.36		0.36		1.90
Year ended 12/31/18	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.55	900,901	0.36		0.36		1.55
Series II
Six months ended 06/30/23	1.00	0.02	0.00	0.02	(0.02)	1.00	2.11	98,419	0.62	(c)	0.62	(c)	4.22	(c)
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.25	107,954	0.48		0.53		1.30
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	78,539	0.07		0.59		0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	90,846	0.36		0.60		0.19
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.64	71,978	0.61		0.61		1.65
Year ended 12/31/18	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.30	96,339	0.61		0.61		1.30

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Government Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Invesco V.I. Government Money Market Fund

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors. There were no voluntary fee waivers and/or reimbursements during the period.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $215,252 for accounting and fund administrative services and was reimbursed $711,111 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. 12b-1 fees before fee waivers are shown as Distribution fees in the Statement of Operations.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Government Money Market Fund

As of June 30, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$368,529	$-	$368,529

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Share Information

	Summary of Share Activity

	Six months ended June 30, 2023(a)		Year ended December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	653,378,447	$653,378,447	2,165,246,114	$2,165,246,114

Series II	21,737,274	21,737,274	76,980,654	76,980,654

Issued as reinvestment of dividends:
Series I	19,247,760	19,247,760	13,692,140	13,692,140

Series II	2,141,335	2,141,335	1,445,837	1,445,837

Reacquired:
Series I	(822,743,171)	(822,743,171)	(1,899,147,104)	(1,899,147,104)

Series II	(33,415,619)	(33,415,619)	(48,973,819)	(48,973,819)

Net increase (decrease) in share activity	(159,653,974)	$(159,653,974)	309,243,822	$309,243,822

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Government Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,022.40	$1.86	$1,022.96	$1.86	0.37%
Series II	1,000.00	1,021.10	3.11	1,021.72	3.11	0.62

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Money Market Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established

Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the T-Bill 3 Month Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and

Invesco V.I. Government Money Market Fund

five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding the Fund’s total expenses, including the differentiated client base associated variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco

Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The

Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

Invesco V.I. Government Money Market Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Government Securities Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGOV-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	1.19%
Series II Shares	1.10
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	2.09
Bloomberg Intermediate U.S. Government Index▼ (Style-Specific Index)	1.11
Lipper VUF Intermediate U.S. Government Funds Classification Average∎ (Peer Group)	1.22

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Bloomberg Intermediate U.S. Government Index is comprised of the Intermediate U.S. Treasury and U.S. Agency Indices.
The Lipper VUF Intermediate U.S. Government Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Intermediate U.S. Government Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (5/5/93)	3.46%
10 Years	0.78
5 Years	0.25
1 Year	-2.42
Series II Shares
Inception (9/19/01)	2.38%
10 Years	0.52
5 Years	0.00
1 Year	-2.66

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Government Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Government Securities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Government Securities Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–62.33%
Collateralized Mortgage Obligations–12.03%
Fannie Mae ACES,
2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$ 87,627	$ 87,303

3.27%, 02/25/2029	4,895,286	4,585,698

Fannie Mae REMICs,
2.50%, 03/25/2026	2	2

7.00%, 09/18/2027	32,512	32,517

1.50%, 01/25/2028	766,058	716,444

6.50%, 03/25/2032	237,924	243,539

5.75%, 10/25/2035	55,936	55,719

5.45% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	788,151	771,885

5.60% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	482,264	471,811

6.60%, 06/25/2039(b)	1,159,080	1,198,105

4.00%, 07/25/2040	624,466	592,134

5.70% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	293,964	293,036

5.65% (1 mo. USD LIBOR + 0.50%), 05/25/2041(a)	290,829	288,738

5.67% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	426,693	421,139

4.32% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	679,206	662,352

4.36% (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	1,230,289	1,212,984

4.41% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	1,581,556	1,548,148

Series 2021-11, Class MI, IO, 2.00%, 03/25/2051(c)	2,588,420	342,133

Freddie Mac Multifamily Structured Pass-Through Ctfs., Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	4,730,530

Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	4,718,933

Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	4,573,373

Series K093, Class A1, 2.76%, 12/25/2028	1,735,166	1,653,630

Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,587,840

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
5.61% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040(a)	$ 645,850	$ 639,703

5.41% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044(a)	849,694	841,165

4.54% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	980,149	954,182

5.48% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	461,551	450,001

5.51% (1 mo. USD LIBOR + 0.40%), 06/15/2037(a)	682,667	668,172

5.97% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	237,433	238,203

5.56% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042(a)	2,037,896	2,001,138

Freddie Mac STRIPS, 4.28%(1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	739,336	723,756

		40,304,313

Federal Home Loan Mortgage Corp. (FHLMC)–12.95%
6.50%, 07/01/2023 to 12/01/2035	725,469	748,903

8.00%, 08/01/2024 to 02/01/2035	92,342	93,001

7.00%, 01/01/2026 to 11/01/2035	942,161	965,429

8.50%, 05/01/2026 to 08/01/2031	57,993	58,676

7.05%, 05/20/2027	14,537	14,520

6.00%, 09/01/2029 to 07/01/2038	114,609	116,319

7.50%, 09/01/2030 to 06/01/2035	340,239	347,285

6.03%, 10/20/2030	283,965	285,848

3.00%, 02/01/2032 to 01/01/2050	9,561,952	8,580,925

2.50%, 09/01/2034 to 12/01/2050	13,374,357	12,023,139

5.00%, 01/01/2037 to 01/01/2040	365,265	368,537

4.50%, 01/01/2040 to 08/01/2041	1,674,236	1,652,217

5.50%, 11/01/2052 to 05/01/2053	14,135,410	14,118,858

ARM,
4.13% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	854,517	864,565

4.73% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	841,563	849,624

3.82% (1 yr. USD LIBOR + 1.57%), 10/01/2036(a)	405,076	408,622

4.16% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	35,721	36,236

4.27% (1 yr. USD LIBOR + 1.98%), 11/01/2037(a)	187,920	185,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
4.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(a)	$ 17,195	$ 16,908

4.75% (1 yr. USD LIBOR + 1.86%), 07/01/2038(a)	213,754	216,483

4.32% (1 yr. USD LIBOR + 1.78%), 06/01/2043(a)	305,876	307,060

2.91%, 01/01/2048(d)	1,191,035	1,147,998

		43,406,909

Federal National Mortgage Association (FNMA)–19.60%
6.50%, 12/01/2023 to 11/01/2037	586,530	603,046

6.75%, 07/01/2024	2,126	2,172

8.50%, 09/01/2024 to 12/01/2036	188,353	195,394

4.50%, 11/01/2024 to 08/01/2041	1,749,182	1,720,333

7.00%, 09/01/2025 to 02/01/2036	434,338	436,184

6.95%, 10/01/2025	741	739

0.50%, 11/07/2025	4,000,000	3,626,094

7.50%, 08/01/2026 to 08/01/2037	1,440,759	1,472,055

8.00%, 09/01/2026 to 10/01/2037	846,954	882,999

3.50%, 05/01/2027 to 08/01/2027	989,050	956,149

6.00%, 06/01/2027 to 10/01/2038	473,950	489,041

0.75%, 10/08/2027	6,000,000	5,207,968

3.00%, 12/01/2031 to 03/01/2050	5,095,926	4,683,720

5.00%, 08/01/2033 to 04/01/2053	3,607,478	3,538,965

2.50%, 12/01/2034 to 07/01/2035	11,122,845	10,172,416

5.50%, 04/01/2035 to 05/01/2035	567,022	580,814

2.00%, 09/01/2035 to 03/01/2051	7,454,223	6,377,886

4.00%, 09/01/2043 to 12/01/2048	4,534,104	4,346,580

ARM,
4.60% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	630,741	643,574

4.82% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	54,978	55,734

4.33% (1 yr. USD LIBOR + 1.71%), 03/01/2038(a)	13,680	13,437

4.21% (1 yr. USD LIBOR + 1.77%), 02/01/2042(a)	142,672	139,748

3.77% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	209,680	205,839

3.94% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	262,461	260,985

TBA,
5.00%, 07/01/2053(e)	10,420,000	10,210,786

5.50%, 07/01/2053(e)	8,900,000	8,857,586

		65,680,244

	Principal Amount	Value

Government National Mortgage Association (GNMA)–17.75%
7.00%, 09/15/2023 to 12/15/2036	$ 307,980	$ 309,750

7.50%, 09/15/2023 to 10/15/2035	515,966	528,989

6.50%, 12/15/2023 to 09/15/2034	976,972	994,319

6.00%, 01/16/2025 to 08/15/2033	187,031	189,640

5.00%, 02/15/2025	15,874	15,702

8.00%, 07/15/2026 to 01/15/2037	431,791	443,924

6.38%, 10/20/2027 to 12/20/2027	48,858	48,682

6.10%, 12/20/2033	1,636,162	1,689,057

5.68%, 08/20/2034(b)	402,843	406,073

8.50%, 10/15/2036 to 01/15/2037	107,627	108,358

5.89%, 01/20/2039(b)	1,582,352	1,605,490

5.96% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	397,630	398,929

5.85% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	873,813	868,670

4.52%, 07/20/2041(b)	243,441	236,232

2.99%, 09/20/2041	874,951	845,606

5.40% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	10,965	10,698

3.50%, 10/20/2042 to 06/20/2050	5,565,266	5,209,137

5.47% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	1,703,982	1,641,211

3.00%, 10/20/2048 to 11/20/2049	8,935,841	8,070,872

2.50%, 07/20/2049	2,726,226	2,389,851

TBA,
4.00%, 07/01/2053(e)	3,840,000	3,634,050

4.50%, 07/01/2053(e)	17,800,000	17,181,172

5.00%, 07/01/2053(e)	10,400,000	10,220,438

Series 2020-137, Class A, 1.50%, 04/16/2062	3,139,880	2,431,864

		59,478,714

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $222,507,040)		208,870,180

U.S. Treasury Securities–25.20%
U.S. Treasury Bills–0.34%(f)(g)
4.79% - 5.02%, 04/18/2024	1,184,000	1,134,902

U.S. Treasury Bonds–1.04%
5.38%, 02/15/2031	3,200,000	3,507,125

U.S. Treasury Notes–23.82%
1.63%, 10/31/2023	625,000	617,637

2.63%, 12/31/2023	1,900,000	1,875,404

0.25%, 03/15/2024	7,000,000	6,753,043

0.25%, 05/15/2024	3,000,000	2,868,754

2.00%, 05/31/2024	2,500,000	2,423,544

2.25%, 11/15/2024	3,200,000	3,073,688

2.13%, 05/15/2025	5,480,000	5,205,465

2.25%, 11/15/2025	2,800,000	2,646,000

0.38% - 2.88%, 11/30/2025	11,500,000	10,522,520

0.38%, 12/31/2025	7,000,000	6,311,074

0.88%, 06/30/2026	2,000,000	1,802,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

U.S. Treasury Notes–(continued)
1.50%, 08/15/2026	$ 7,450,000	$ 6,811,221

1.13%, 02/28/2027	9,159,000	8,174,944

2.38%, 05/15/2027	1,000,000	931,406

0.50%, 06/30/2027	1,900,000	1,638,490

2.25%, 11/15/2027	2,900,000	2,671,738

2.75%, 02/15/2028	1,900,000	1,786,111

1.25%, 06/30/2028	4,500,000	3,918,164

2.88%, 08/15/2028	7,500,000	7,066,699

2.38%, 05/15/2029	2,600,000	2,371,129

1.63%, 08/15/2029	400,000	348,922

		79,818,414

Total U.S. Treasury Securities (Cost $91,926,327)		84,460,441

Commercial Paper–10.25%
Diversified Banks–7.56%
Australia and New Zealand Banking Group Ltd. (Australia), 0.00%, 02/02/2024(h)	9,000,000	8,702,927

BPCE S.A. (France), 0.00%, 02/27/2024(h)	9,000,000	8,657,147

Toronto-Dominion Bank (The) (Canada), 5.25%, 01/26/2024(h)	8,000,000	7,976,776

		25,336,850

Diversified Capital Markets–0.60%
UBS AG (Switzerland), 5.73%, 05/02/2024(h)	2,000,000	2,000,419

Regional Banks–2.09%
ING US Funding LLC (Netherlands), 5.68%, 04/24/2024(h)	7,000,000	7,000,542

Total Commercial Paper (Cost $34,396,618)		34,337,811

Asset-Backed Securities–7.57%(i)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.89%, 09/15/2048(j)	12,844,287	168,917

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.22%, 01/25/2035(b)	195,072	186,635

Chase Mortgage Finance Corp., Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	882,844	762,385

Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	1,162,726	1,004,221

CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(h)(k)	3,000,000	2,991,989

COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	51,794	51,415

Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(h)	4,071,904	3,217,061

FRESB Mortgage Trust, Series 2019- SB63, Class A5, 2.55%, 02/25/2039(b)	2,725,389	2,665,528

GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(h)(k)	2,520,416	2,346,630

Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(h)	505,569	433,287

	Principal Amount	Value

New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.90% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(h)	$ 1,055,705	$ 1,026,104

NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.85%, 07/15/2026(h)	2,000,000	1,894,173

SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(h)	3,282,570	2,673,743

SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(h)	1,732,745	1,528,120

Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(h)	1,871,376	1,632,145

Series 2021-2A, Class B, 2.82%, 04/20/2046(h)	3,306,667	2,769,966

Total Asset-Backed Securities (Cost $28,590,257)		25,352,319

U.S. Government Sponsored Agency Securities–4.00%
Diversified Financial Services–4.00%
Federal Home Loan Bank, 0.50%, 04/14/2025 (Cost $14,509,952)	14,500,000	13,417,651

Agency Credit Risk Transfer Notes–2.81%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2042(a)(h)	1,867,719	1,875,728

Series 2023-R03, Class 2M1, 7.57% (30 Day Average SOFR + 2.50%), 04/25/2043(a)(h)	1,785,782	1,802,496

Freddie Mac,
Series 2021-DNA3, Class M2, STACR® , 7.17% (30 Day Average SOFR + 2.10%), 10/25/2033(a)(h)	1,240,000	1,217,340

Series 2022-HQA3, Class M1, STACR® , 7.37% (30 Day Average SOFR + 2.30%), 08/25/2042(a)(h)	4,480,613	4,511,284

Total Agency Credit Risk Transfer Notes (Cost $9,401,875)		9,406,848

U.S. Dollar Denominated Bonds & Notes–1.13%
Sovereign Debt–1.13%
Israel Government AID Bond, 5.13%, 11/01/2024 (Cost $3,803,862)	3,800,000	3,779,007

Certificates of Deposit–0.87%
Diversified Banks–0.87%
Bank of Nova Scotia (The) (Canada), 5.76% (SOFR + 0.70%), 12/13/2023(a) (Cost $2,900,000)	2,900,000	2,904,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Shares	Value

Money Market Funds–0.54%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(l)(m) (Cost $1,822,866)	1,822,866	$ 1,822,866

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-114.70% (Cost $409,858,797)		384,351,725

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.10%(l)(m)(n) (Cost $401)	401	401

TOTAL INVESTMENTS IN SECURITIES–114.70% (Cost $409,859,198)		384,352,126

OTHER ASSETS LESS LIABILITIES–(14.70)%		(49,265,736)

NET ASSETS–100.00%		$335,086,390

Investment Abbreviations:
ACES	- Automatically Convertible Extendable Security
ARM	- Adjustable Rate Mortgage
Ctfs.	- Certificates
IO	- Interest Only
LIBOR	- London Interbank Offered Rate
REMICs	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate
STACR®	- Structured Agency Credit Risk
STRIPS	- Separately Traded Registered Interest and Principal Security
TBA	- To Be Announced
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2023.
(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2023.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1L.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $66,075,898, which represented 19.72% of the Fund’s Net Assets.

(i)	Non-U.S. government sponsored securities.
(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2023.

(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 3,967,567	$ 62,593,340	$ (64,738,041)	$-	$ -	$1,822,866	$ 114,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$533,963	$7,694,973	$(8,228,535)	$-	$-	$401	$7,203	*
Invesco Private Prime Fund	1,373,047	11,676,981	(13,049,621)	-	(407)	-	17,116	*
Total	$5,874,577	$81,965,294	$(86,016,197)	$-	$(407)	$1,823,267	$138,840

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	108	September-2023	$21,961,125	$(295,929)	$ (295,929)

U.S. Treasury 5 Year Notes	300	September-2023	32,128,125	(556,888)	(556,888)

U.S. Treasury 10 Year Notes	260	September-2023	29,189,063	(466,611)	(466,611)

U.S. Treasury 10 Year Ultra Notes	64	September-2023	7,580,000	(60,090)	(60,090)

Subtotal–Long Futures Contracts				(1,379,518)	(1,379,518)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury Long Bonds	106	September-2023	(13,452,063)	11,352	11,352

U.S. Treasury Ultra Bonds	9	September-2023	(1,225,969)	(11,883)	(11,883)

Subtotal–Short Futures Contracts				(531)	(531)

Total Futures Contracts				$(1,380,049)	$(1,380,049)

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2023

U.S. Government Sponsored Agency Mortgage-Backed Securities	54.34%

U.S. Treasury Securities	21.98

Commercial Paper	8.93

Asset-Backed Securities	6.60

U.S. Government Sponsored Agency Securities	3.49

Agency Credit Risk Transfer Notes	2.45

U.S. Dollar Denominated Bonds & Notes	0.98

Security types each less than 1% of portfolio	0.76

Money Market Funds	0.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $ 408,035,931)	$382,528,859

Investments in affiliated money market funds, at value (Cost $ 1,823,267)	1,823,267

Cash	36,227

Receivable for: Fund shares sold	129,811

Dividends	19,135

Interest	1,431,189

Principal paydowns	75,835

Investment for trustee deferred compensation and retirement plans	147,550

Other assets	333

Total assets	386,192,206

Liabilities:
Other investments: Variation margin payable - futures contracts	43,825

Payable for: TBA sales commitment	50,500,826

Fund shares reacquired	202,121

Collateral upon return of securities loaned	401

Accrued fees to affiliates	174,051

Accrued other operating expenses	27,574

Trustee deferred compensation and retirement plans	157,018

Total liabilities	51,105,816

Net assets applicable to shares outstanding	$335,086,390

Net assets consist of:
Shares of beneficial interest	$381,038,622

Distributable earnings (loss)	(45,952,232)

$335,086,390

Net Assets:
Series I	$179,427,633

Series II	$155,658,757

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	17,596,085

Series II	15,429,049

Series I: Net asset value per share	$10.20

Series II: Net asset value per share	$10.09

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Interest	$4,377,640

Dividends from affiliated money market funds (includes net securities lending income of $6,365)	120,886

Total investment income	4,498,526

Expenses:
Advisory fees	825,418

Administrative services fees	279,450

Custodian fees	10,082

Distribution fees - Series II	199,355

Transfer agent fees	8,380

Trustees’ and officers’ fees and benefits	7,541

Reports to shareholders	4,006

Professional services fees	23,757

Other	3,224

Total expenses	1,361,213

Less: Fees waived	(2,387)

Net expenses	1,358,826

Net investment income	3,139,700

Realized and unrealized gain (loss) from:
Net realized gain (loss) from: Unaffiliated investment securities	(2,997,460)

Affiliated investment securities	(407)

Futures contracts	486,882

(2,510,985)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,404,838

Futures contracts	(1,293,682)

3,111,156

Net realized and unrealized gain	600,171

Net increase in net assets resulting from operations	$3,739,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$3,139,700	$4,782,003

Net realized gain (loss)	(2,510,985)	(13,791,820)

Change in net unrealized appreciation (depreciation)	3,111,156	(34,438,758)

Net increase (decrease) in net assets resulting from operations	3,739,871	(43,448,575)

Distributions to shareholders from distributable earnings:
Series I	–	(3,798,001)

Series II	–	(2,938,195)

Total distributions from distributable earnings	–	(6,736,196)

Share transactions-net:
Series I	184,835	(31,771,922)

Series II	(5,960,105)	(13,777,864)

Net increase (decrease) in net assets resulting from share transactions	(5,775,270)	(45,549,786)

Net increase (decrease) in net assets	(2,035,399)	(95,734,557)

Net assets:
Beginning of period	337,121,789	432,856,346

End of period	$335,086,390	$337,121,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/23	$10.08	$0.10	$0.02	$0.12	$–	$10.20	1.19%	$179,428	0.68%(d)	0.68%(d)	1.97%(d)	106%
Year ended 12/31/22	11.48	0.15	(1.33)	(1.18)	(0.22)	10.08	(10.29)	177,203	0.68	0.68	1.38	168
Year ended 12/31/21	12.04	0.11	(0.38)	(0.27)	(0.29)	11.48	(2.27)	235,924	0.68	0.68	0.92	170
Year ended 12/31/20	11.61	0.20	0.53	0.73	(0.30)	12.04	6.27	257,369	0.67	0.67	1.64	346
Year ended 12/31/19	11.22	0.25	0.43	0.68	(0.29)	11.61	6.07	251,440	0.68	0.68	2.18	35
Year ended 12/31/18	11.41	0.25	(0.19)	0.06	(0.25)	11.22	0.56	279,476	0.69	0.69	2.25	25
Series II
Six months ended 06/30/23	9.98	0.09	0.02	0.11	–	10.09	1.10	155,659	0.93(d)	0.93(d)	1.72(d)	106
Year ended 12/31/22	11.37	0.12	(1.32)	(1.20)	(0.19)	9.98	(10.58)	159,919	0.93	0.93	1.13	168
Year ended 12/31/21	11.92	0.08	(0.37)	(0.29)	(0.26)	11.37	(2.43)	196,932	0.93	0.93	0.67	170
Year ended 12/31/20	11.50	0.17	0.52	0.69	(0.27)	11.92	5.97	185,071	0.92	0.92	1.39	346
Year ended 12/31/19	11.12	0.22	0.42	0.64	(0.26)	11.50	5.75	174,828	0.93	0.93	1.93	35
Year ended 12/31/18	11.31	0.22	(0.19)	0.03	(0.22)	11.12	0.29	191,725	0.94	0.94	2.00	25

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is total return, comprised of current income and capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund

Invesco V.I. Government Securities Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

Invesco V.I. Government Securities Fund

net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

M.

LIBOR Transition Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates will no longer be published after June 2023.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

N.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

P.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.500%

Over $250 million	0.450%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation

Invesco V.I. Government Securities Fund

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $2,387.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $25,150 for accounting and fund administrative services and was reimbursed $254,300 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Sponsored Agency Mortgage-Backed Securities	$ –	$208,870,180	$–	$208,870,180

U.S. Treasury Securities	–	84,460,441	–	84,460,441

Commercial Paper	–	34,337,811	–	34,337,811

Asset-Backed Securities	–	25,352,319	–	25,352,319

U.S. Government Sponsored Agency Securities	–	13,417,651	–	13,417,651

Agency Credit Risk Transfer Notes	–	9,406,848	–	9,406,848

U.S. Dollar Denominated Bonds & Notes	–	3,779,007	–	3,779,007

Certificate of Deposit	–	2,904,602	–	2,904,602

Money Market Funds	1,822,866	401	–	1,823,267

Total Investments in Securities	1,822,866	382,529,260	–	384,352,126

Other Investments - Assets*

Futures Contracts	11,352	–	–	11,352

Other Investments - Liabilities*

Futures Contracts	(1,391,401)	–	–	(1,391,401)

Total Other Investments	(1,380,049)	–	–	(1,380,049)

Total Investments	$ 442,817	$382,529,260	$–	$382,972,077

*	Unrealized appreciation (depreciation).

Invesco V.I. Government Securities Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value

Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$11,352

Derivatives not subject to master netting agreements	(11,352)

Total Derivative Assets subject to master netting agreements	$–

Value

Derivative Liabilities	Interest Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(1,391,401)

Derivatives not subject to master netting agreements	1,391,401

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations

Interest Rate Risk

Realized Gain:
Futures contracts	$486,882

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,293,682)

Total	$(806,800)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$113,438,660

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. Government Securities Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$14,806,337	$11,226,535	$26,032,872

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $7,729,490 and $8,894,143, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$329,812

Aggregate unrealized (depreciation) of investments	(27,348,525)

Net unrealized appreciation (depreciation) of investments	$(27,018,713)

Cost of investments for tax purposes is $409,990,790.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	1,289,138	$13,251,724	1,878,890	$20,364,358

Series II	602,239	6,119,635	727,369	7,709,952

Issued as reinvestment of dividends:
Series I	-	-	381,709	3,798,001

Series II	-	-	297,991	2,938,195

Reacquired:
Series I	(1,274,028)	(13,066,889)	(5,224,411)	(55,934,281)

Series II	(1,189,605)	(12,079,740)	(2,326,837)	(24,426,011)

Net increase (decrease) in share activity	(572,256)	$(5,775,270)	(4,265,289)	$(45,549,786)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,011.90	$3.39	$1,021.42	$3.41	0.68%
Series II	1,000.00	1,011.00	4.64	1,020.18	4.66	0.93

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Bloomberg Intermediate U.S. Government Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of

Invesco V.I. Government Securities Fund

the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products, as well as the levels of the Fund’s breakpoints in light of current assets. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s total expense ratio relative to peer funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco V.I. Government Securities Fund

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Government Securities Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Growth and Income Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIGRI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.55%
Series II Shares	4.45
S&P 500 Index▼ (Broad Market Index)	16.89
Russell 1000 Value Index▼ (Style-Specific Index)	5.12
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	5.69

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

     The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (12/23/96)	8.67%
10 Years	8.87
5 Years	7.29
1 Year	13.58

Series II Shares
Inception (9/18/00)	6.84%
10 Years	8.60
5 Years	7.03
1 Year	13.37

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Growth and Income Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Growth and Income Fund (renamed Invesco V.I. Growth and Income Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Growth and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Growth and Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Growth and Income Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.82%
Aerospace & Defense–2.54%

Raytheon Technologies Corp.	200,085	$ 19,600,327

Textron, Inc.	203,359	13,753,169

		33,353,496

Apparel Retail–1.25%

TJX Cos., Inc. (The)	193,114	16,374,136

Application Software–2.00%

Salesforce, Inc.(b)	59,986	12,672,642

Splunk, Inc.(b)	128,751	13,659,194

		26,331,836

Asset Management & Custody Banks–1.26%

KKR & Co., Inc., Class A	296,431	16,600,136

Automobile Manufacturers–1.87%

General Motors Co.	639,122	24,644,544

Broadline Retail–1.68%

Amazon.com, Inc.(b)	169,044	22,036,576

Building Products–2.11%

Johnson Controls International PLC	408,253	27,818,359

Cable & Satellite–2.63%

Charter Communications, Inc., Class A(b)	38,371	14,096,354

Comcast Corp., Class A	494,750	20,556,863

		34,653,217

Casinos & Gaming–1.17%

Las Vegas Sands Corp.(b)	265,766	15,414,428

Communications Equipment–1.77%

Cisco Systems, Inc.	449,561	23,260,286

Consumer Finance–1.09%

American Express Co.	82,553	14,380,733

Distillers & Vintners–1.24%

Diageo PLC (United Kingdom)	380,318	16,314,098

Diversified Banks–7.19%

Bank of America Corp.	1,133,011	32,506,085

PNC Financial Services Group, Inc. (The)	114,822	14,461,831

Wells Fargo & Co.	1,116,735	47,662,250

		94,630,166

Electric Utilities–2.48%

American Electric Power Co., Inc.	138,693	11,677,951

Exelon Corp.	256,948	10,468,061

FirstEnergy Corp.	270,185	10,504,793

		32,650,805

Electrical Components & Equipment–0.91%

Emerson Electric Co.	132,943	12,016,718

	Shares	Value
Electronic Manufacturing Services–0.99%

TE Connectivity Ltd.	93,250	$ 13,069,920

Fertilizers & Agricultural Chemicals–0.86%

Corteva, Inc.	197,897	11,339,498

Food Distributors–2.46%

Sysco Corp.	216,326	16,051,389

US Foods Holding Corp.(b)	371,064	16,326,816

		32,378,205

Gold–0.76%

Barrick Gold Corp. (Canada)	587,318	9,943,294

Health Care Distributors–0.66%

McKesson Corp.	20,183	8,624,398

Health Care Equipment–3.61%

GE HealthCare Technologies, Inc.(b)	134,182	10,900,946

Medtronic PLC	264,647	23,315,401

Zimmer Biomet Holdings, Inc.	91,356	13,301,433

		47,517,780

Health Care Facilities–0.80%

Universal Health Services, Inc., Class B	66,676	10,519,473

Health Care Services–2.27%

Cigna Group (The)	73,680	20,674,608

CVS Health Corp.	132,392	9,152,259

		29,826,867

Industrial Machinery & Supplies & Components–2.66%

Parker-Hannifin Corp.	57,344	22,366,454

Stanley Black & Decker, Inc.	134,867	12,638,386

		35,004,840

Insurance Brokers–1.52%

Willis Towers Watson PLC	84,673	19,940,492

Integrated Oil & Gas–3.65%

Chevron Corp.	109,842	17,283,638

Exxon Mobil Corp.	286,895	30,769,489

		48,053,127

Interactive Media & Services–2.18%

Alphabet, Inc., Class A(b)	63,597	7,612,561

Meta Platforms, Inc., Class A(b)	73,171	20,998,614

		28,611,175

Investment Banking & Brokerage–2.53%

Charles Schwab Corp. (The)	228,631	12,958,805

Goldman Sachs Group, Inc. (The)	62,974	20,311,634

		33,270,439

IT Consulting & Other Services–1.02%

Cognizant Technology Solutions Corp., Class A	205,635	13,423,853

Managed Health Care–1.92%

Centene Corp.(b)	263,314	17,760,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

	Shares	Value
Managed Health Care–(continued)

Elevance Health, Inc.	16,886	$ 7,502,281

		25,262,810

Movies & Entertainment–1.20%

Walt Disney Co. (The)(b)	176,503	15,758,188

Multi-line Insurance–2.24%

American International Group, Inc.	512,058	29,463,817

Oil & Gas Exploration & Production–4.57%

ConocoPhillips	333,588	34,563,053

Devon Energy Corp.	188,440	9,109,189

Pioneer Natural Resources Co.	79,545	16,480,133

		60,152,375

Oil & Gas Refining & Marketing–0.87%

Phillips 66	120,180	11,462,768

Packaged Foods & Meats–0.97%

Kraft Heinz Co. (The)	359,272	12,754,156

Pharmaceuticals–8.17%

Bristol-Myers Squibb Co.	293,756	18,785,696

GSK PLC	542,170	9,577,261

Johnson & Johnson	171,210	28,338,679

Merck & Co., Inc.	208,708	24,082,816

Sanofi	249,417	26,738,256

		107,522,708

Rail Transportation–1.55%

CSX Corp.	598,195	20,398,450

Real Estate Services–2.79%

CBRE Group, Inc., Class A(b)	454,181	36,656,949

Regional Banks–1.28%

Citizens Financial Group, Inc.	644,027	16,796,224

Semiconductor Materials & Equipment–1.36%

Lam Research Corp.	27,771	17,852,865

Semiconductors–3.02%

Intel Corp.	396,738	13,266,918

Micron Technology, Inc.	156,325	9,865,671

NXP Semiconductors N.V. (China)	80,813	16,540,805

		39,673,394

Specialty Chemicals–0.87%

DuPont de Nemours, Inc.	159,662	11,406,253

	Shares	Value
Systems Software–1.05%

Oracle Corp.	116,157	$ 13,833,137

Tobacco–1.88%

Philip Morris International, Inc. (Switzerland)	252,734	24,671,893

Trading Companies & Distributors–2.24%

Ferguson PLC(c)	187,093	29,431,600

Transaction & Payment Processing Services–2.06%

Fiserv, Inc.(b)	141,813	17,889,710

PayPal Holdings, Inc.(b)	138,917	9,269,931

		27,159,641

Wireless Telecommunication Services–1.62%

T-Mobile US, Inc.(b)	153,792	21,361,709

Total Common Stocks & Other Equity Interests (Cost $972,046,051)		1,273,621,832

Money Market Funds–3.58%

Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	16,485,869	16,485,869

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	11,775,083	11,776,260

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	18,840,993	18,840,993

Total Money Market Funds (Cost $47,103,188)		47,103,122

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.40% (Cost $1,019,149,239)		1,320,724,954

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.56%

Invesco Private Government Fund, 5.10%(d)(e)(f)	5,755,631	5,755,631

Invesco Private Prime Fund, 5.23%(d)(e)(f)	14,801,674	14,800,194

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,555,825)		20,555,825

TOTAL INVESTMENTS IN SECURITIES–101.96% (Cost $1,039,705,064)		1,341,280,779

OTHER ASSETS LESS LIABILITIES–(1.96)%		(25,794,695)

NET ASSETS–100.00%		$1,315,486,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 7,678,640	$179,801,997	$(170,994,768)	$-	$-	$16,485,869	$304,971
Invesco Liquid Assets Portfolio, Institutional Class	5,484,743	128,429,998	(122,142,214)	(66)	3,799	11,776,260	220,865
Invesco Treasury Portfolio, Institutional Class	8,775,589	205,487,997	(195,422,593)	-	-	18,840,993	347,747
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,211,068	143,057,050	(151,512,487)	-	-	5,755,631	171,166*
Invesco Private Prime Fund	36,542,746	311,822,336	(333,551,088)	(2,498)	(11,302)	14,800,194	480,121*
Total	$72,692,786	$968,599,378	$(973,623,150)	$(2,564)	$(7,503)	$67,658,947	$1,524,870

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive

Currency Risk

07/28/2023	Bank of New York Mellon (The)	EUR	17,871,845	USD	19,605,664	$ 82,015

07/28/2023	State Street Bank & Trust Co.	EUR	419,150	USD	457,991	101

07/28/2023	State Street Bank & Trust Co.	GBP	15,168,256	USD	19,329,264	62,463

Total Forward Foreign Currency Contracts						$144,579

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Financials	19.17%

Health Care	17.43

Industrials	12.01

Information Technology	11.21

Energy	9.10

Communication Services	7.63

Consumer Staples	6.55

Consumer Discretionary	5.97

Real Estate	2.79

Materials	2.48

Utilities	2.48

Money Market Funds Plus Other Assets Less Liabilities	3.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $972,046,051)*	$1,273,621,832

Investments in affiliated money market funds, at value (Cost $67,659,013)	67,658,947
Other investments:

Unrealized appreciation on forward foreign currency contracts outstanding	144,579

Cash	18,981,724

Foreign currencies, at value (Cost $659)	649
Receivable for:

Investments sold	1,049,085

Fund shares sold	7,939,435

Dividends	1,727,392

Investment for trustee deferred compensation and retirement plans	164,536

Other assets	793

Total assets	1,371,288,972

Liabilities:
Payable for:

Investments purchased	31,116,464

Fund shares reacquired	3,263,367

Collateral upon return of securities loaned	20,555,825

Accrued fees to affiliates	678,496

Accrued other operating expenses	9,390

Trustee deferred compensation and retirement plans	179,346

Total liabilities	55,802,888

Net assets applicable to shares outstanding	$1,315,486,084

Net assets consist of:

Shares of beneficial interest	$ 869,879,613

Distributable earnings	445,606,471

$1,315,486,084

Net Assets:

Series I	$172,917,488

Series II	$1,142,568,596

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	8,361,779

Series II	55,341,620
Series I:

Net asset value per share	$ 20.68

Series II:

Net asset value per share	$ 20.65

*	At June 30, 2023, security with a value of $20,291,665 was on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $190,542)	$13,483,958

Dividends from affiliated money market funds (includes net securities lending income of $25,290)	898,873

Total investment income	14,382,831

Expenses:
Advisory fees	3,488,052

Administrative services fees	1,016,183

Custodian fees	6,358

Distribution fees - Series II	1,318,421

Transfer agent fees	30,799

Trustees’ and officers’ fees and benefits	10,383

Reports to shareholders	3,745

Professional services fees	29,206

Other	7,470

Total expenses	5,910,617

Less: Fees waived	(19,674)

Net expenses	5,890,943

Net investment income	8,491,888

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	22,606,761

Affiliated investment securities	(7,503)

Foreign currencies	148,110

Forward foreign currency contracts	(669,386)

22,077,982

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	9,438,101

Affiliated investment securities	(2,564)

Foreign currencies	2,861

Forward foreign currency contracts	(333,565)

9,104,833

Net realized and unrealized gain	31,182,815

Net increase in net assets resulting from operations	$39,674,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income	$8,491,888	$16,039,976

Net realized gain	22,077,982	135,193,479

Change in net unrealized appreciation (depreciation)	9,104,833	(256,637,612)

Net increase (decrease) in net assets resulting from operations	39,674,703	(105,404,157)

Distributions to shareholders from distributable earnings:
Series I	–	(19,093,552)

Series II	–	(107,930,095)

Total distributions from distributable earnings	–	(127,023,647)

Share transactions–net:
Series I	(3,209,877)	11,819,475

Series II	82,751,276	(245,213,616)

Net increase (decrease) in net assets resulting from share transactions	79,541,399	(233,394,141)

Net increase (decrease) in net assets	119,216,102	(465,821,945)

Net assets:
Beginning of period	1,196,269,982	1,662,091,927

End of period	$1,315,486,084	$1,196,269,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$19.77	$0.16	$0.75	$0.91	$–	$–	$–	$20.68	4.60%	$172,917	0.75	%(d)	0.75	%(d)	1.60	%(d)	37%
Year ended 12/31/22	23.70	0.31	(1.72)	(1.41)	(0.38)	(2.14)	(2.52)	19.77	(5.80)	168,516	0.75		0.75		1.42		36
Year ended 12/31/21	18.72	0.26	5.07	5.33	(0.35)	–	(0.35)	23.70	28.51	186,508	0.74		0.74		1.17		29
Year ended 12/31/20	19.09	0.31	(0.01)	0.30	(0.39)	(0.28)	(0.67)	18.72	2.09	157,478	0.75		0.75		1.90		46
Year ended 12/31/19	17.51	0.37	3.84	4.21	(0.38)	(2.25)	(2.63)	19.09	25.19	187,097	0.73		0.74		1.91		62
Year ended 12/31/18	22.70	0.36	(2.95)	(2.59)	(0.47)	(2.13)	(2.60)	17.51	(13.38)	166,306	0.75		0.75		1.63		32
Series II
Six months ended 06/30/23	19.77	0.13	0.75	0.88	–	–	–	20.65	4.45	1,142,569	1.00	(d)	1.00	(d)	1.35	(d)	37
Year ended 12/31/22	23.66	0.26	(1.72)	(1.46)	(0.29)	(2.14)	(2.43)	19.77	(6.00)	1,027,754	1.00		1.00		1.17		36
Year ended 12/31/21	18.70	0.20	5.07	5.27	(0.31)	–	(0.31)	23.66	28.19	1,475,584	0.99		0.99		0.92		29
Year ended 12/31/20	19.06	0.27	(0.01)	0.26	(0.34)	(0.28)	(0.62)	18.70	1.85	1,415,923	1.00		1.00		1.65		46
Year ended 12/31/19	17.48	0.32	3.83	4.15	(0.32)	(2.25)	(2.57)	19.06	24.85	1,513,105	0.98		0.99		1.66		62
Year ended 12/31/18	22.66	0.30	(2.95)	(2.65)	(0.40)	(2.13)	(2.53)	17.48	(13.59)	1,085,260	1.00		1.00		1.38		32

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek long-term growth of capital and income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Growth and Income Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $1,905 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

Invesco V.I. Growth and Income Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.600%

Over $500 million	0.550%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such change.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $19,674.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $98,813 for accounting and fund administrative services and was reimbursed $917,370 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $116,797 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Growth and Income Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,220,992,217	$52,629,615	$–	$1,273,621,832

Money Market Funds	47,103,122	20,555,825	–	67,658,947

Total Investments in Securities	1,268,095,339	73,185,440	–	1,341,280,779

Other Investments - Assets*

Forward Foreign Currency Contracts	–	144,579	–	144,579

Total Investments	$1,268,095,339	$73,330,019	$–	$1,341,425,358

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$144,579

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$144,579

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2023.

Financial
	Derivative		Collateral
	Assets		(Received)/Pledged
	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of New York Mellon (The)	$ 82,015	$ 82,015	$–	$–	$ 82,015

State Street Bank & Trust Co.	62,564	62,564	–	–	62,564

Total	$144,579	$144,579	$–	$–	$144,579

Invesco V.I. Growth and Income Fund

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(669,386)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(333,565)
Total	$(1,002,951)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$38,340,802

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $506,715,310 and $451,510,541, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$272,958,997

Aggregate unrealized (depreciation) of investments	(15,797,764)

Net unrealized appreciation of investments	$257,161,233

Cost of investments for tax purposes is $1,084,264,125.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	308,031	$6,176,960	542,840	$11,918,408

Series II	22,603,487	457,557,623	14,696,749	311,496,963

Invesco V.I. Growth and Income Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Series I	-	$-	981,674	$19,093,552

Series II	-	-	5,549,105	107,930,095

Reacquired:
Series I	(468,278)	(9,386,837)	(870,381)	(19,192,485)

Series II	(19,257,220)	(374,806,347)	(30,606,237)	(664,640,674)

Net increase (decrease) in share activity	3,186,020	$79,541,399	(9,706,250)	$(233,394,141)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,045.50	$3.80	$1,021.08	$3.76	0.75%
Series II	1,000.00	1,044.50	5.07	1,019.84	5.01	1.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Growth and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

  As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

  The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

  The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

  The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period(the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was

Invesco V.I. Growth and Income Fund

above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that periods of heightened risk aversion during 2018 and 2020 created a challenging market environment for funds with a procyclical bias, such as the Fund, which negatively impacted the Fund’s longer-term performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board considered information from Invesco Advisers regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule and the Fund’s total expense ratio relative to peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

  The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

  The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

  The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco

Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount

Invesco V.I. Growth and Income Fund

equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

  The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers. The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Growth and Income Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Health Care Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	I-VIGHC-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	2.82%
Series II Shares	2.68
MSCI World Index▼ (Broad Market Index)	15.09
S&P Composite 1500 Health Care Index▼ (Style-Specific Index)	-1.18
MSCI World Health Care Index▼ (Style-Specific Index)	0.78

Source(s): ▼RIMES Technologies Corp.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The S&P Composite 1500® Health Care Index comprises those companies included in the S&P Composite 1500 that are classified as members of the GICS® Health Care sector.
The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23

Series I Shares
Inception (5/21/97)	8.39%
10 Years	8.70
5 Years	8.19
1 Year	8.80

Series II Shares
Inception (4/30/04)	7.70%
10 Years	8.43
5 Years	7.93
1 Year	8.51

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Health Care Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Health Care Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Health Care Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.96%
Biotechnology–17.22%

AbbVie, Inc.	17,312	$ 2,332,446

Abcam PLC, ADR (United Kingdom)(b)	21,259	520,208

Alnylam Pharmaceuticals, Inc.(b)(c)	4,686	890,059

Apellis Pharmaceuticals, Inc.(b)	11,965	1,090,011

Argenx SE, ADR (Netherlands)(b)	3,289	1,281,822

Arrowhead Pharmaceuticals, Inc.(b)	5,303	189,105

Ascendis Pharma A/S, ADR (Denmark)(b)	4,661	415,994

Biogen, Inc.(b)	8,495	2,419,801

CSL Ltd. (Australia)	3,670	679,130

Cytokinetics, Inc.(b)(c)	12,168	396,920

Deciphera Pharmaceuticals, Inc.(b)	7,768	109,373

Exact Sciences Corp.(b)	14,520	1,363,428

Exelixis, Inc.(b)	23,581	450,633

Genmab A/S, ADR (Denmark)(b)	21,685	824,247

Gilead Sciences, Inc.	13,393	1,032,199

Halozyme Therapeutics, Inc.(b)	9,649	348,039

ImmunoGen, Inc.(b)	15,933	300,656

Karuna Therapeutics, Inc.(b)	2,145	465,143

Legend Biotech Corp., ADR(b)	17,833	1,231,012

Madrigal Pharmaceuticals, Inc.(b)	1,582	365,442

Natera, Inc.(b)(c)	11,167	543,386

Regeneron Pharmaceuticals, Inc.(b)	7,035	5,054,929

Sarepta Therapeutics, Inc.(b)	5,212	596,878

Ultragenyx Pharmaceutical, Inc.(b)	8,953	413,002

United Therapeutics Corp.(b)	2,887	637,305

Vaxcyte, Inc.(b)(c)	7,974	398,222

Vertex Pharmaceuticals, Inc.(b)	21,007	7,392,573

Viking Therapeutics, Inc.(b)	7,976	129,291

Zentalis Pharmaceuticals, Inc.(b)	10,629	299,844

		32,171,098

Health Care Distributors–4.90%

AmerisourceBergen Corp.	21,297	4,098,182

McKesson Corp.	11,815	5,048,667

		9,146,849

Health Care Equipment–23.98%

AtriCure, Inc.(b)	6,338	312,844

Axonics, Inc.(b)	8,482	428,086

Becton, Dickinson and Co.	6,594	1,740,882

Boston Scientific Corp.(b)	146,984	7,950,364

DexCom, Inc.(b)	34,516	4,435,651

GE HealthCare Technologies, Inc.(b)	13,200	1,072,368

IDEXX Laboratories, Inc.(b)	6,975	3,503,054

Inari Medical, Inc.(b)	4,412	256,514

Inspire Medical Systems, Inc.(b)	7,128	2,314,034

Insulet Corp.(b)	8,314	2,397,259

Intuitive Surgical, Inc.(b)	18,085	6,183,985

Penumbra, Inc.(b)	5,110	1,758,147

ResMed, Inc.	8,741	1,909,908

Shockwave Medical, Inc.(b)	7,309	2,086,062

STERIS PLC	1,594	358,618

Stryker Corp.	24,134	7,363,042

	Shares	Value
Health Care Equipment–(continued)

TransMedics Group, Inc.(b)(c)	8,608	$ 722,900

		44,793,718

Health Care Facilities–6.28%

Acadia Healthcare Co., Inc.(b)	11,419	909,409

Encompass Health Corp.	25,997	1,760,257

HCA Healthcare, Inc.	20,863	6,331,503

Surgery Partners, Inc.(b)	28,867	1,298,726

Tenet Healthcare Corp.(b)	17,534	1,426,917

		11,726,812

Health Care Services–1.05%

Guardant Health, Inc.(b)	8,251	295,386

NeoGenomics, Inc.(b)	21,449	344,685

Privia Health Group, Inc.(b)	22,346	583,454

RadNet, Inc.(b)	22,930	747,977

		1,971,502

Health Care Supplies–2.89%

Align Technology, Inc.(b)	3,454	1,221,473

Cooper Cos., Inc. (The)	4,603	1,764,928

Haemonetics Corp.(b)	10,674	908,784

Lantheus Holdings, Inc.(b)(c)	9,278	778,610

Merit Medical Systems, Inc.(b)	8,717	729,090

		5,402,885

Health Care Technology–0.86%

Evolent Health, Inc., Class A(b)(c)	25,259	765,348

Veeva Systems, Inc., Class A(b)	4,251	840,550

		1,605,898

Life Sciences Tools & Services–8.00%

10X Genomics, Inc., Class A(b)	16,221	905,781

Agilent Technologies, Inc.	4,196	504,569

Bruker Corp.	17,950	1,326,864

Danaher Corp.	3,223	773,520

ICON PLC(b)	3,671	918,484

Lonza Group AG (Switzerland)	1,324	790,680

Maravai LifeSciences Holdings, Inc., Class A(b)	20,915	259,973

Medpace Holdings, Inc.(b)(c)	2,136	513,003

Mettler-Toledo International, Inc.(b)	1,113	1,459,855

Repligen Corp.(b)(c)	2,206	312,061

Thermo Fisher Scientific, Inc.	8,253	4,306,003

West Pharmaceutical Services, Inc.	7,495	2,866,613

		14,937,406

Managed Health Care–9.15%

Elevance Health, Inc.	1,857	825,046

Humana, Inc.	7,821	3,497,004

Molina Healthcare, Inc.(b)	2,316	697,672

Progyny, Inc.(b)(c)	13,271	522,081

UnitedHealth Group, Inc.	24,033	11,551,221

		17,093,024

Pharmaceuticals–23.63%

AstraZeneca PLC (United Kingdom)	6,030	863,726

AstraZeneca PLC, ADR ()	94,212	6,742,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

	Shares	Value
Pharmaceuticals–(continued)

Axsome Therapeutics, Inc.(b)(c)	4,384	$ 315,034

Eli Lilly and Co.	28,607	13,416,111

Intra-Cellular Therapies, Inc.(b)(c)	12,601	797,895

Merck & Co., Inc.	79,581	9,182,852

Novo Nordisk A/S, Class B (Denmark)	37,924	6,125,248

Revance Therapeutics, Inc.(b)	7,584	191,951

Roche Holding AG	1,545	472,145

Sanofi, ADR	37,023	1,995,540

Zoetis, Inc.	23,509	4,048,485

		44,151,740
Total Common Stocks & Other Equity Interests (Cost $131,022,091)		183,000,932

Money Market Funds–1.77%

Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	1,115,725	1,115,725

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	912,588	912,679

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	1,275,115	1,275,115
Total Money Market Funds (Cost $3,303,105)		3,303,519

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $134,325,196)		186,304,451

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.67%
Invesco Private Government Fund, 5.10%(d)(e)(f)	1,400,412	$1,400,412

Invesco Private Prime Fund, 5.23%(d)(e)(f)	3,601,418	3,601,058

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,001,470)		5,001,470

TOTAL INVESTMENTS IN SECURITIES–102.40% (Cost $139,326,666)		191,305,921

OTHER ASSETS LESS LIABILITIES–(2.40)%		(4,491,386)

NET ASSETS–100.00%		$186,814,535

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 1,967,200	$ 9,473,376	$ (10,324,851)	$ -	$ -	$1,115,725	$ 53,784
Invesco Liquid Assets Portfolio, Institutional Class	1,521,171	6,766,697	(7,374,894)	(259)	(36)	912,679	37,127
Invesco Treasury Portfolio, Institutional Class	2,248,229	10,826,716	(11,799,830)	-	-	1,275,115	54,093
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,282,046	30,089,183	(32,970,817)	-	-	1,400,412	51,447*
Invesco Private Prime Fund	11,010,975	74,786,435	(82,193,963)	(393)	(1,996)	3,601,058	139,026*
Total	$21,029,621	$131,942,407	$(144,664,355)	$(652)	$(2,032)	$8,304,989	$335,477

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Portfolio Composition

By country, based on Net Assets

as of June 30, 2023

United States	88.20%

United Kingdom	4.35

Denmark	3.94

Countries each less than 2% of portfolio	1.47

Money Market Funds Plus Other Assets Less Liabilities	2.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $131,022,091)*	$183,000,932

Investments in affiliated money market funds, at value (Cost $8,304,575)	8,304,989

Cash	54,996

Foreign currencies, at value (Cost $40,459)	40,542

Receivable for:
Investments sold	680,473

Fund shares sold	26,501

Dividends	243,159

Interest	304

Investment for trustee deferred compensation and retirement plans	47,140

Other assets	210

Total assets	192,399,246

Liabilities:
Payable for:
Investments purchased	243,532

Fund shares reacquired	170,168

Collateral upon return of securities loaned	5,001,470

Accrued fees to affiliates	88,627

Accrued other operating expenses	27,705

Trustee deferred compensation and retirement plans	53,209

Total liabilities	5,584,711

Net assets applicable to shares outstanding	$186,814,535

Net assets consist of:
Shares of beneficial interest	$137,531,944

Distributable earnings	49,282,591

$186,814,535

Net Assets:
Series I	$124,665,134

Series II	$62,149,401

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,820,362

Series II	2,615,621

Series I:
Net asset value per share	$25.86

Series II:
Net asset value per share	$23.76

*	At June 30, 2023, securities with an aggregate value of $4,935,015 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $21,284)	$866,273

Dividends from affiliated money market funds (includes net securities lending income of $5,769)	150,773

Total investment income	1,017,046

Expenses:
Advisory fees	688,618

Administrative services fees	151,729

Custodian fees	2,996

Distribution fees - Series II	76,956

Transfer agent fees	4,754

Trustees’ and officers’ fees and benefits	7,080

Reports to shareholders	3,769

Professional services fees	27,279

Other	1,305

Total expenses	964,486

Less: Fees waived	(3,172)

Net expenses	961,314

Net investment income	55,732

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	6,525,411

Affiliated investment securities	(2,032)

Foreign currencies	(21,732)

6,501,647

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,765,875)
Affiliated investment securities	(652)
Foreign currencies	5,736

(1,760,791)

Net realized and unrealized gain	4,740,856

Net increase in net assets resulting from operations	$4,796,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income (loss)	$55,732	$(84,979)

Net realized gain (loss)	6,501,647	(9,145,096)

Change in net unrealized appreciation (depreciation)	(1,760,791)	(23,256,556)

Net increase (decrease) in net assets resulting from operations	4,796,588	(32,486,631)

Distributions to shareholders from distributable earnings:
Series I	–	(18,037,512)

Series II	–	(9,812,066)

Total distributions from distributable earnings	–	(27,849,578)

Share transactions–net:
Series I	(9,249,548)	11,383,845

Series II	(4,691,208)	4,718,828

Net increase (decrease) in net assets resulting from share transactions	(13,940,756)	16,102,673

Net increase (decrease) in net assets	(9,144,168)	(44,233,536)

Net assets:
Beginning of period	195,958,703	240,192,239

End of period	$186,814,535	$195,958,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$25.15	$0.02		$0.69	$0.71	$–		$–	$–	$25.86	2.82%	$124,665	0.97	%(d)	0.97	%(d)	0.14	%(d)	32%
Year ended 12/31/22	33.86	0.01		(4.68)	(4.67)	–		(4.04)	(4.04)	25.15	(13.32)	130,673	0.96		0.96		0.04		47
Year ended 12/31/21	33.69	(0.08)		4.17	4.09	(0.07)		(3.85)	(3.92)	33.86	12.30	158,669	0.97		0.97		(0.25)		55
Year ended 12/31/20	30.23	0.04		4.26	4.30	(0.10)		(0.74)	(0.84)	33.69	14.46	155,598	0.98		0.98		0.13		46
Year ended 12/31/19	23.41	0.08		7.40	7.48	(0.01)		(0.65)	(0.66)	30.23	32.50	149,954	0.97		0.97		0.32		8
Year ended 12/31/18	26.44	0.03	(e)	0.59	0.62	–		(3.65)	(3.65)	23.41	0.90	129,377	1.00		1.00		0.10	(e)	35
Series II
Six months ended 06/30/23	23.14	(0.01)		0.63	0.62	–		–	–	23.76	2.68	62,149	1.22	(d)	1.22	(d)	(0.11	)(d)	32
Year ended 12/31/22	31.62	(0.05)		(4.39)	(4.44)	–		(4.04)	(4.04)	23.14	(13.54)	65,285	1.21		1.21		(0.21)		47
Year ended 12/31/21	31.70	(0.16)		3.93	3.77	(0.00	)(f)	(3.85)	(3.85)	31.62	12.05	81,524	1.22		1.22		(0.50)		55
Year ended 12/31/20	28.49	(0.03)		4.01	3.98	(0.03)		(0.74)	(0.77)	31.70	14.20	75,986	1.23		1.23		(0.12)		46
Year ended 12/31/19	22.14	0.02		6.98	7.00	–		(0.65)	(0.65)	28.49	32.18	70,763	1.22		1.22		0.07		8
Year ended 12/31/18	25.25	(0.04	)(e)	0.58	0.54	–		(3.65)	(3.65)	22.14	0.62	60,306	1.25		1.25		(0.15	)(e)	35

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.00 and (0.03)%, $(0.07) and (0.28)%, for Series I and Series II shares, respectively.

(f)	Amount represents less than $(0.005) per share.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is long-term growth of capital.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The	following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

Invesco V.I. Health Care Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

Invesco V.I. Health Care Fund

gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $3,172.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $14,070 for accounting and fund administrative services and was reimbursed $137,659 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the

Invesco V.I. Health Care Fund

average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $5,105 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$174,070,003	$ 8,930,929	$–	$183,000,932

Money Market Funds	3,303,519	5,001,470	–	8,304,989

Total Investments	$177,373,522	$13,932,399	$–	$191,305,921

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$8,699,050	$156,957	$8,856,007

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Health Care Fund

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $57,181,732 and $69,462,113, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$53,463,222

Aggregate unrealized (depreciation) of investments	(1,844,408)

Net unrealized appreciation of investments	$51,618,814

Cost of investments for tax purposes is $139,687,107.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	215,161	$5,379,523	657,218	$18,436,295

Series II	77,920	1,778,097	175,484	4,624,773

Issued as reinvestment of dividends:
Series I	-	-	745,044	18,037,512

Series II	-	-	440,398	9,812,066

Reacquired:
Series I	(589,711)	(14,629,071)	(892,888)	(25,089,962)

Series II	(283,745)	(6,469,305)	(372,986)	(9,718,011)

Net increase (decrease) in share activity	(580,375)	$(13,940,756)	752,270	$16,102,673

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,028.20	$4.88	$1,019.98	$4.86	0.97%
Series II	1,000.00	1,026.80	6.13	1,018.74	6.11	1.22

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Health Care Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Composite 1500 Health Care Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for

Invesco V.I. Health Care Fund

the one, three and five year periods. The Board considered that the Fund underwent a portfolio management change in November 2021, and that performance results prior to such date were those of the prior portfolio management team. The Board considered that stock selection in certain health care sub-sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s total expense ratio relative to its peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the

Invesco V.I. Health Care Fund

compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Health Care Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. High Yield Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VIHYI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	3.56%
Series II Shares	3.37
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	2.09
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	5.38
Lipper VUF High Yield Bond Funds Classification Average∎ (Peer Group)	4.81

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.

The Lipper VUF High Yield Bond Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper High Yield Bond Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (5/1/98)	3.80%
10 Years	3.21
5 Years	2.22
1 Year	7.19

Series II Shares
Inception (3/26/02)	5.49%
10 Years	2.94
5 Years	1.96
1 Year	6.98

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. High Yield Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–86.69%
Advertising–0.48%
Lamar Media Corp.,
4.00%, 02/15/2030	$13,000	$11,388

3.63%, 01/15/2031	751,000	633,393

		644,781

Aerospace & Defense–1.18%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	1,269,000	1,258,752

TransDigm, Inc., 6.75%, 08/15/2028(b)	305,000	306,537

		1,565,289

Aluminum–0.62%
Novelis Corp., 3.25%, 11/15/2026(b)	905,000	820,182

Apparel Retail–0.74%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,402,000	992,122

Application Software–0.99%
NCR Corp., 5.75%, 09/01/2027(b)	639,000	639,639

SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	707,000	677,771

		1,317,410

Asset Management & Custody Banks–0.20%
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	325,000	267,719

Automobile Manufacturers–3.77%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	1,456,000	1,373,357

3.75%, 01/30/2031(b)	1,051,000	888,801

Ford Motor Co., 3.25%, 02/12/2032	1,285,000	1,012,072

Ford Motor Credit Co. LLC,
4.13%, 08/04/2025	455,000	431,932

4.39%, 01/08/2026	1,032,000	977,627

4.00%, 11/13/2030	402,000	343,904

		5,027,693

Automotive Parts & Equipment–1.67%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	628,000	630,205

NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	699,000	626,465

ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	954,000	967,054

		2,223,724

Automotive Retail–3.53%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,493,000	1,316,100

LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	1,919,000	1,644,288

Lithia Motors, Inc., 3.88%, 06/01/2029(b)	1,197,000	1,041,354

	Principal Amount	Value

Automotive Retail–(continued)
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	$829,000	$695,161

		4,696,903

Broadline Retail–0.06%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/31/2049(b)(e)	429,000	74,110

Building Products–0.16%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	239,000	217,833

Cable & Satellite–3.52%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	134,000	130,775

5.13%, 05/01/2027(b)	1,177,000	1,097,282

4.75%, 03/01/2030(b)	447,000	382,625

7.38%, 03/01/2031(b)	698,000	680,589

4.25%, 01/15/2034(b)	13,000	9,838

CSC Holdings LLC,
4.63%, 12/01/2030(b)	500,000	222,989

4.50%, 11/15/2031(b)	1,292,000	902,179

5.00%, 11/15/2031(b)	1,279,000	596,913

DISH Network Corp., Conv., 3.38%, 08/15/2026	1,294,000	663,175

		4,686,365

Casinos & Gaming–3.28%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	774,000	751,701

Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027 (Acquired 11/30/2021; Cost $51,959)(b)(f)(g)	51,959	23,868

Everi Holdings, Inc., 5.00%, 07/15/2029(b)	439,000	384,854

Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	1,557,000	1,293,598

Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	1,657,000	1,229,510

Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	785,000	685,831

		4,369,362

Commodity Chemicals–0.82%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,251,000	1,096,389

Construction & Engineering–0.98%
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(b)	851,000	811,386

8.88%, 07/15/2028(b)	493,000	496,081

		1,307,467

Consumer Finance–1.43%
FirstCash, Inc., 5.63%, 01/01/2030(b)	711,000	643,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Consumer Finance–(continued)
Navient Corp., 6.13%, 03/25/2024	$671,000	$666,355

OneMain Finance Corp.,
7.13%, 03/15/2026	287,000	282,235

3.88%, 09/15/2028	381,000	311,810

		1,903,659

Copper–0.53%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	684,000	701,873

Diversified Banks–0.58%
Citigroup, Inc.,
3.88%(c)(d)	153,000	128,520

7.38%(c)(d)	137,000	136,336

JPMorgan Chase & Co., Series FF, 5.00%(c)(d)	264,000	258,060

PNC Financial Services Group, Inc. (The), Series W, 6.25%(c)(d)	276,000	248,469

		771,385

Diversified Financial Services–2.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.75%, 06/06/2028	666,000	661,235

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	669,000	576,342

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	862,000	707,645

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	724,000	641,096

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	1,099,000	968,137

		3,554,455

Diversified Metals & Mining–0.48%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	337,000	314,133

6.13%, 04/01/2029(b)	358,000	330,033

		644,166

Diversified Support Services–0.73%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	970,000	978,894

Electric Utilities–2.93%
Electricite de France S.A. (France), 9.13%(b)(c)(d)	661,000	679,495

NRG Energy, Inc., 4.45%, 06/15/2029(b)	708,000	626,448

Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	654,000	677,498

Vistra Operations Co. LLC,
5.13%, 05/13/2025(b)	968,000	944,764

5.63%, 02/15/2027(b)	347,000	332,904

5.00%, 07/31/2027(b)	679,000	636,167

		3,897,276

Electrical Components & Equipment–0.96%
EnerSys, 4.38%, 12/15/2027(b)	683,000	629,660

Sensata Technologies B.V., 4.00%, 04/15/2029(b)	729,000	649,673

		1,279,333

	Principal Amount	Value

Electronic Components–0.25%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	$105,000	$93,991

3.75%, 02/15/2031(b)	282,000	241,502

		335,493

Electronic Manufacturing Services–0.74%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	988,000	980,590

Environmental & Facilities Services–0.49%
GFL Environmental, Inc. (Canada), 4.38%, 08/15/2029(b)	726,000	647,176

Food Distributors–0.49%
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	786,000	652,478

Gold–0.52%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	739,000	691,009

Health Care Facilities–1.79%
Encompass Health Corp., 4.50%, 02/01/2028	795,000	740,748

Tenet Healthcare Corp., 4.88%, 01/01/2026	1,681,000	1,638,966

		2,379,714

Health Care REITs–2.36%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	717,000	617,366

Diversified Healthcare Trust,
4.75%, 05/01/2024	351,000	327,272

4.38%, 03/01/2031	1,251,000	912,742

MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	1,864,000	1,286,212

		3,143,592

Health Care Services–2.02%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	154,000	124,890

Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	938,000	914,557

5.25%, 05/15/2030(b)	509,000	401,480

4.75%, 02/15/2031(b)	338,000	255,832

DaVita, Inc., 3.75%, 02/15/2031(b)	409,000	327,530

Select Medical Corp., 6.25%, 08/15/2026(b)	674,000	663,222

		2,687,511

Health Care Supplies–0.74%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	835,000	726,457

5.25%, 10/01/2029(b)	305,000	264,962

		991,419

Hotel & Resort REITs–1.73%
Service Properties Trust,
7.50%, 09/15/2025	345,000	339,100

5.50%, 12/15/2027	1,090,000	959,395

4.95%, 10/01/2029	550,000	427,555

4.38%, 02/15/2030	769,000	576,315

		2,302,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–1.76%
Carnival Corp.,
4.00%, 08/01/2028(b)	$791,000	$701,949

6.00%, 05/01/2029(b)	392,000	350,358

Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	150,000	147,842

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	508,000	493,259

Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	702,000	645,033

		2,338,441

Household Products–0.74%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	1,190,000	986,789

Independent Power Producers & Energy Traders–0.94%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	653,000	603,092

TransAlta Corp. (Canada), 7.75%, 11/15/2029	636,000	655,401

		1,258,493

Industrial Conglomerates–0.55%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	932,000	733,232

Industrial Machinery & Supplies & Components–1.20%
EnPro Industries, Inc., 5.75%, 10/15/2026	1,013,000	983,522

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	681,000	610,964

		1,594,486

Integrated Telecommunication Services–3.39%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	727,000	630,328

Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	337,000	318,372

Iliad Holding S.A.S.U. (France), 7.00%, 10/15/2028(b)	1,056,000	974,328

Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	149,000	89,542

3.75%, 07/15/2029(b)	2,008,000	1,211,491

Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	1,325,000	1,289,235

		4,513,296

Interactive Media & Services–0.47%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	678,000	623,482

Investment Banking & Brokerage–0.48%
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	670,000	643,682

IT Consulting & Other Services–0.86%
Gartner, Inc.,
4.50%, 07/01/2028(b)	689,000	644,291

3.63%, 06/15/2029(b)	341,000	300,498

3.75%, 10/01/2030(b)	225,000	196,179

		1,140,968

	Principal Amount	Value

Leisure Facilities–2.72%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	$852,000	$932,662

NCL Corp. Ltd.,
5.88%, 03/15/2026(b)	735,000	688,301

5.88%, 02/15/2027(b)	343,000	334,212

NCL Finance Ltd., 6.13%, 03/15/2028(b)	389,000	350,457

Viking Cruises Ltd.,
5.88%, 09/15/2027(b)	374,000	344,181

7.00%, 02/15/2029(b)	252,000	234,587

Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	768,000	703,411

VOC Escrow Ltd., 5.00%, 02/15/2028(b)	38,000	34,900

		3,622,711

Life Sciences Tools & Services–0.15%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	203,000	198,694

Mortgage REITs–0.48%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	786,000	640,438

Oil & Gas Drilling–3.94%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	706,000	654,810

Noble Finance II LLC, 8.00%, 04/15/2030(b)	652,000	663,550

Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	29,000	26,562

4.80%, 05/15/2030(b)	228,000	199,475

6.88%, 04/15/2040(b)	486,000	439,380

Transocean, Inc.,
7.25%, 11/01/2025(b)	392,000	376,773

7.50%, 01/15/2026(b)	1,025,000	974,862

8.75%, 02/15/2030(b)	374,000	380,020

7.50%, 04/15/2031	700,000	552,510

Valaris Ltd., 8.38%, 04/30/2030(b)	979,000	983,239

		5,251,181

Oil & Gas Equipment & Services–0.48%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	656,000	638,901

Oil & Gas Exploration & Production–6.93%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	2,602,000	2,558,833

Apache Corp., 7.75%, 12/15/2029	548,000	565,395

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	575,000	557,083

Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	660,000	645,216

Callon Petroleum Co.,
6.38%, 07/01/2026	338,000	329,764

8.00%, 08/01/2028(b)	353,000	349,440

7.50%, 06/15/2030(b)	306,000	289,119

Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	691,000	699,672

8.75%, 07/01/2031(b)	346,000	351,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	$212,000	$193,261

6.00%, 02/01/2031(b)	260,000	232,733

6.25%, 04/15/2032(b)	198,000	176,789

SM Energy Co.,
6.75%, 09/15/2026	496,000	483,902

6.63%, 01/15/2027	193,000	187,625

Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	1,070,000	937,655

Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	656,000	666,991

		9,224,685

Oil & Gas Refining & Marketing–0.52%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	799,000	693,928

Oil & Gas Storage & Transportation–3.28%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	946,000	959,761

Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	621,000	590,567

8.00%, 01/15/2027	272,000	265,502

7.75%, 02/01/2028	107,000	101,897

Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	689,000	669,502

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	646,000	623,849

New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	540,000	483,714

Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 04/15/2025	338,000	307,462

9.00%, 10/15/2026(b)(h)	382,000	371,428

		4,373,682

Passenger Airlines–1.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	1,338,000	1,326,747

Pharmaceuticals–1.46%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	2,083,000	1,242,385

Par Pharmaceutical, Inc., 7.50%, 12/31/2049(b)	950,000	703,392

		1,945,777

Research & Consulting Services–1.22%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	1,098,000	975,167

Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	740,000	653,272

		1,628,439

Restaurants–1.22%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	749,000	657,566

		Principal Amount	Value

Restaurants–(continued)
Yum! Brands, Inc., 5.38%, 04/01/2032		$1,023,000	$973,539

			1,631,105

Retail REITs–1.00%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)		1,432,000	1,334,432

Specialized Consumer Services–1.99%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)		983,000	999,229

Carriage Services, Inc., 4.25%, 05/15/2029(b)		1,911,000	1,646,556

			2,645,785

Specialty Chemicals–0.52%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)		609,000	409,370

6.99%, 02/20/2032(b)		446,000	289,314

			698,684

Steel–0.51%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)		815,000	685,429

Systems Software–2.46%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)		1,100,000	987,250

Camelot Finance S.A., 4.50%, 11/01/2026(b)		1,765,000	1,664,289

Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		717,000	618,940

			3,270,479

Telecom Tower REITs–0.49%
SBA Communications Corp., 3.88%, 02/15/2027		709,000	653,773

Trading Companies & Distributors–1.49%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)		617,000	608,401

5.50%, 05/01/2028(b)		1,500,000	1,374,177

			1,982,578

Wireless Telecommunication Services–1.00%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(c)		1,670,000	1,326,732

Total U.S. Dollar Denominated Bonds & Notes (Cost $120,267,378)			115,456,786

Non-U.S. Dollar Denominated Bonds & Notes–6.30%(i)
Airport Services–0.49%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(b)	GBP	566,000	655,556

Application Software–0.49%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(b)	EUR	600,000	647,898

Automobile Manufacturers–0.39%
Ford Motor Credit Co. LLC, 4.87%, 08/03/2027	EUR	491,000	526,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

		Principal Amount	Value

Casinos & Gaming–0.17%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026 (Acquired 07/24/2020- 04/28/2022; Cost $292,015)(b)(f)(g)	EUR	259,599	$226,804

Diversified Banks–1.01%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(c)(d)	EUR	200,000	205,317

BNP Paribas S.A. (France), 6.88%(b)(c)(d)	EUR	200,000	209,762

CaixaBank S.A. (Spain), 6.75%(b)(c)(d)	EUR	200,000	211,844

Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(c)(d)	EUR	200,000	191,061

Credit Agricole S.A. (France), 7.25%(b)(c)(d)	EUR	100,000	108,741

HSBC Holdings PLC (United Kingdom), 6.00%(b)(c)(d)	EUR	200,000	217,170

Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(c)(d)	EUR	200,000	199,510

			1,343,405

Diversified Capital Markets–0.32%
Deutsche Bank AG (Germany), 10.00%(b)(c)(d)	EUR	400,000	433,755

Food Retail–0.62%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	721,000	768,594

Casino Guichard Perrachon S.A. (France),
6.63%, 01/15/2026(b)	EUR	556,000	36,402

3.99%(b)(d)	EUR	1,400,000	24,107

			829,103

Integrated Telecommunication Services–0.48%
Altice France S.A. (France), 3.38%, 01/15/2028(b)	EUR	800,000	639,308

Passenger Airlines–0.93%
Air France-KLM (France), 3.88%, 07/01/2026(b)	EUR	600,000	614,442

Deutsche Lufthansa AG (Germany), 3.75%, 02/11/2028(b)	EUR	600,000	619,348

			1,233,790

Pharmaceuticals–0.64%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	779,000	847,882

Wireless Telecommunication Services–0.76%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	1,125,000	1,011,358

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,723,684)			8,395,388

Variable Rate Senior Loan Interests–3.10%(j)(k)
Advertising–0.50%
Clear Channel Worldwide Holdings, Inc., Term Loan B, 8.81% (1 mo. USD LIBOR + 3.50%), 08/21/2026	$	695,514	665,579

Application Software–0.13%
NCR Corp., Term Loan B, 0.00% (3 mo. USD LIBOR + 2.50%), 08/28/2026		181,867	181,639

	Principal Amount	Value

Commodity Chemicals–0.60%
Mativ Holdings, Inc., Term Loan B, 9.00% (1 mo. USD LIBOR + 3.75%), 04/20/2028	$829,049	$799,514

Environmental & Facilities Services–0.31%
GFL Environmental, Inc. (Canada), Term Loan B, 0.00% (1 mo. Term SOFR + 3.00%), 05/31/2027	408,936	409,750

Hotels, Resorts & Cruise Lines–1.15%
Carnival Corp., Incremental Term Loan, 0.00%, 10/18/2028	265,150	263,271

IRB Holding Corp., Term Loan, 8.20% (1 mo. SOFR + 3.10%), 12/15/2027	987,533	981,978

Scientific Games Lottery, Term Loan B, 0.00%, 04/04/2029	287,200	284,149

		1,529,398

Pharmaceuticals–0.41%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.25% (1 mo. PRIME + 6.00%), 03/27/2028	720,875	547,325

Total Variable Rate Senior Loan Interests (Cost $4,325,664)		4,133,205

	Shares

Exchange-Traded Funds–0.25%
Invesco AT1 Capital Bond UCITS ETF (Cost $323,380)(l)	15,000	329,035

Preferred Stocks–0.10%
Diversified Banks–0.10%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	133,000	132,963

Regional Banks–0.00%
First Republic Bank, Series N, Pfd.(h)	3,000	39

Total Preferred Stocks (Cost $157,064)		133,002

Common Stocks & Other Equity Interests–0.09%
Cable & Satellite–0.09%
Altice USA, Inc., Class A (Cost $431,863)	39,000	117,780

Money Market Funds–2.56%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(l)(m)	1,180,407	1,180,407

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(l)(m)	877,730	877,818

Invesco Treasury Portfolio, Institutional Class, 5.03%(l)(m)	1,349,037	1,349,037

Total Money Market Funds (Cost $3,407,260)		3,407,262

TOTAL INVESTMENTS IN SECURITIES–99.09% (Cost $137,636,293)		131,972,458

OTHER ASSETS LESS LIABILITIES–0.91%		1,215,531

NET ASSETS–100.00%		$133,187,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Investment Abbreviations:

Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $96,688,152, which represented 72.60% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at June 30, 2023 represented less than 1% of the Fund’s Net Assets.

(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Restricted security. The aggregate value of these securities at June 30, 2023 was $250,672, which represented less than 1% of the Fund’s Net Assets.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Invesco AT1 Capital Bond UCITS ETF	$-	$323,380	$-	$5,655	$-	$329,035	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	574,301	12,968,501	(12,362,395)	-	-	1,180,407	34,971
Invesco Liquid Assets Portfolio, Institutional Class	445,083	9,263,214	(8,830,282)	(61)	(136)	877,818	22,201
Invesco Treasury Portfolio, Institutional Class	656,345	14,821,144	(14,128,452)	-	-	1,349,037	33,400
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,154,920	6,438,371	(8,593,291)	-	-	-	10,118*
Invesco Private Prime Fund	5,541,224	14,957,979	(20,499,539)	(182)	518	-	27,949
Total	$9,371,873	$58,772,589	$(64,413,959)	$5,412	$382	$3,736,297	$128,639

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

08/17/2023	Goldman Sachs International	EUR	2,830,000	USD	3,135,555	$ 40,927

Currency Risk

08/17/2023	Canadian Imperial Bank of Commerce	EUR	800,000	USD	861,724	(13,082)

08/17/2023	Canadian Imperial Bank of Commerce	GBP	250,000	USD	313,202	(4,375)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

08/17/2023	Citibank, N.A.	EUR	500,000	USD	543,125	$ (3,630)

08/17/2023	Goldman Sachs International	GBP	516,000	USD	653,437	(2,042)

08/17/2023	State Street Bank & Trust Co.	EUR	3,000,000	USD	3,278,625	(1,900)

08/17/2023	State Street Bank & Trust Co.	GBP	400,000	USD	501,298	(6,825)

Subtotal-Depreciation						(31,854)

Total Forward Foreign Currency Contracts						$ 9,073

	Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Markit CDX North America High Yield Index, Series 40, Version 1	Buy	(5.00)%	Quarterly	06/20/2028	4.267%	USD 3,000,000	$(29,593)	$(86,156)	$(56,563)

(a)	Centrally cleared swap agreements collateralized by $183,464 cash held with Bank of America.
(b)

Implied credit spreads represent the current level, as of June 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

Portfolio Composition*

By credit quality, based on total investments

as of June 30, 2023

BBB	3.98%

BB	42.46

B	40.66

CCC and below	8.15

Cash	3.34

Not-rated	1.41

*

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $133,905,653)	$128,236,161

Investments in affiliates, at value (Cost $3,730,640)	3,736,297

Other investments:
Variation margin receivable–centrally cleared swap agreements	2,632

Unrealized appreciation on forward foreign currency contracts outstanding	40,927

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	183,464

Foreign currencies, at value (Cost $891,883)	906,070

Receivable for:
Investments sold	104,859

Fund shares sold	140,260

Dividends	16,710

Interest	2,007,080

Investment for trustee deferred compensation and retirement plans	29,769

Other assets	168

Total assets	135,404,397

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	31,854

Payable for:
Investments purchased	2,003,076

Fund shares reacquired	16,551

Amount due custodian	17,002

Accrued fees to affiliates	83,915

Accrued other operating expenses	28,992

Trustee deferred compensation and retirement plans	35,018

Total liabilities	2,216,408

Net assets applicable to shares outstanding	$133,187,989

Net assets consist of:
Shares of beneficial interest	$165,268,927

Distributable earnings (loss)	(32,080,938)

$133,187,989

Net Assets:
Series I	$31,081,159

Series II	$102,106,830

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,669,126

Series II	22,209,328

Series I:
Net asset value per share	$4.66

Series II:
Net asset value per share	$4.60

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Interest	$4,782,350

Dividends	59,722

Dividends from affiliated money market funds (includes net securities lending income of $3,683)	94,255

Total investment income	4,936,327

Expenses:
Advisory fees	423,575

Administrative services fees	112,217

Custodian fees	2,995

Distribution fees - Series II	125,877

Transfer agent fees	3,566

Trustees’ and officers’ fees and benefits	6,899

Reports to shareholders	4,719

Professional services fees	39,141

Other	890

Total expenses	719,879

Less: Fees waived	(2,092)

Net expenses	717,787

Net investment income	4,218,540

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,049,173)

Affiliated investment securities	382

Foreign currencies	12,995

Forward foreign currency contracts	(156,342)

Swap agreements	(59,490)

(7,251,628)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	7,549,387

Affiliated investment securities	5,412

Foreign currencies	10,638

Forward foreign currency contracts	79,621

Swap agreements	(134,255)

7,510,803

Net realized and unrealized gain	259,175

Net increase in net assets resulting from operations	$4,477,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$4,218,540	$6,525,356

Net realized gain (loss)	(7,251,628)	(5,650,517)

Change in net unrealized appreciation (depreciation)	7,510,803	(15,492,544)

Net increase (decrease) in net assets resulting from operations	4,477,715	(14,617,705)

Distributions to shareholders from distributable earnings:
Series I	–	(1,444,687)

Series II	–	(4,579,519)

Total distributions from distributable earnings	–	(6,024,206)

Share transactions–net:
Series I	(16,546,863)	10,604,240

Series II	(844,896)	1,281,907

Net increase (decrease) in net assets resulting from share transactions	(17,391,759)	11,886,147

Net increase (decrease) in net assets	(12,914,044)	(8,755,764)

Net assets:
Beginning of period	146,102,033	154,857,797

End of period	$133,187,989	$146,102,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$4.50	$0.15	$ 0.01	$ 0.16	$ –	$4.66	3.56%	$ 31,081	0.88	%(d)	0.88	%(d)	6.40	%(d)	68%
Year ended 12/31/22	5.23	0.23	(0.73)	(0.50)	(0.23)	4.50	(9.55)	46,466	0.86		0.86		4.92		89
Year ended 12/31/21	5.26	0.20	0.03	0.23	(0.26)	5.23	4.38	40,989	0.94		0.94		3.83		103
Year ended 12/31/20	5.41	0.28	(0.12)	0.16	(0.31)	5.26	3.32	44,543	0.93		0.94		5.39		89
Year ended 12/31/19	5.06	0.29	0.39	0.68	(0.33)	5.41	13.51	50,190	0.88		0.89		5.45		54
Year ended 12/31/18	5.51	0.26	(0.43)	(0.17)	(0.28)	5.06	(3.35)	55,703	1.17		1.17		4.84		66
Series II
Six months ended 06/30/23	4.45	0.14	0.01	0.15	–	4.60	3.37	102,107	1.13	(d)	1.13	(d)	6.15	(d)	68
Year ended 12/31/22	5.16	0.22	(0.72)	(0.50)	(0.21)	4.45	(9.55)	99,637	1.11		1.11		4.67		89
Year ended 12/31/21	5.20	0.19	0.02	0.21	(0.25)	5.16	4.00	113,869	1.19		1.19		3.58		103
Year ended 12/31/20	5.36	0.26	(0.12)	0.14	(0.30)	5.20	2.90	103,568	1.18		1.19		5.14		89
Year ended 12/31/19	5.02	0.28	0.37	0.65	(0.31)	5.36	13.16	104,929	1.13		1.14		5.20		54
Year ended 12/31/18	5.46	0.25	(0.42)	(0.17)	(0.27)	5.02	(3.43)	86,236	1.42		1.42		4.59		66

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is total return, comprised of current income and capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued.

Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. High Yield Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the

Invesco V.I. High Yield Fund

borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s

Invesco V.I. High Yield Fund

maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2023, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

P.

LIBOR Transition Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates will no longer be published after June 2023.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Q.

Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Invesco V.I. High Yield Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 200 million	0.625%

Next $300 million	0.550%

Next $500 million	0.500%

Over $1 billion	0.450%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $2,092.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $10,572 for accounting and fund administrative services and was reimbursed $101,645 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. High Yield Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$115,456,786	$–	$115,456,786

Non-U.S. Dollar Denominated Bonds & Notes	–	8,395,388	–	8,395,388

Variable Rate Senior Loan Interests	–	4,133,205	–	4,133,205

Exchange-Traded Funds	–	329,035	–	329,035

Preferred Stocks	39	132,963	–	133,002

Common Stocks & Other Equity Interests	117,780	–	–	117,780

Money Market Funds	3,407,262	–	–	3,407,262

Total Investments in Securities	3,525,081	128,447,377	–	131,972,458

Other Investments - Assets*

Forward Foreign Currency Contracts	–	40,927	–	40,927

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(31,854)	–	(31,854)

Swap Agreements	–	(56,563)	–	(56,563)

	–	(88,417)	–	(88,417)

Total Other Investments	–	(47,490)	–	(47,490)

Total Investments	$3,525,081	$128,399,887	$–	$131,924,968

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

			Value

			Currency
Derivative Assets			Risk

Unrealized appreciation on forward foreign currency contracts outstanding			$40,927

Derivatives not subject to master netting agreements			–

Total Derivative Assets subject to master netting agreements			$40,927

		Value

	Credit	Currency
Derivative Liabilities	Risk	Risk	Total

Unrealized depreciation on swap agreements – Centrally Cleared(a)	$(56,563)	$–	$(56,563)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(31,854)	(31,854)

Total Derivative Liabilities	(56,563)	(31,854)	(88,417)

Derivatives not subject to master netting agreements	56,563	–	56,563

Total Derivative Liabilities subject to master netting agreements	$–	$(31,854)	$(31,854)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Invesco V.I. High Yield Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Canadian Imperial Bank of Commerce	$ –	$(17,457)	$(17,457)	$–	$–	$(17,457)

Citibank, N.A.	–	(3,630)	(3,630)	–	–	(3,630)

Goldman Sachs International	40,927	(2,042)	38,885	–	–	38,885

State Street Bank & Trust Co.	–	(8,725)	(8,725)	–	–	(8,725)

Total	$40,927	$(31,854)	$ 9,073	$–	$–	$ 9,073

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(156,342)	$(156,342)

Swap agreements	(59,490)	-	(59,490)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	79,621	79,621

Swap agreements	(134,255)	-	(134,255)

Total	$(193,745)	$(76,721)	$(270,466)

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Swap Agreements

Average notional value	$4,994,802	$4,916,667

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. High Yield Fund

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$8,881,417	$20,875,940	$29,757,357

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $88,753,566 and $103,389,651, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,522,418

Aggregate unrealized (depreciation) of investments	(7,436,772)

Net unrealized appreciation (depreciation) of investments	$(5,914,354)

Cost of investments for tax purposes is $137,839,322.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	2,371,829	$ 10,972,850	11,040,834	$ 51,972,034

Series II	887,764	4,044,396	1,527,673	7,263,410

Issued as reinvestment of dividends:
Series I	-	-	326,114	1,444,687

Series II	-	-	1,045,552	4,579,519

Reacquired:
Series I	(6,018,187)	(27,519,713)	(8,895,958)	(42,812,481)

Series II	(1,074,371)	(4,889,292)	(2,226,426)	(10,561,022)

Net increase (decrease) in share activity	(3,832,965)	$(17,391,759)	2,817,789	$ 11,886,147

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,035.60	$4.44	$1,020.43	$4.41	0.88%
Series II	1,000.00	1,033.70	5.70	1,019.19	5.66	1.13

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index). The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance

Invesco V.I. High Yield Fund

of Series II shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund underwent a change in portfolio management and investment process in 2020, and that performance results prior to such date were those of the prior portfolio management team and investment process. The Board also considered that performance relative to its performance universe and benchmark had improved since that time. The Board further considered that the Fund’s underperformance during the March 2020 sell-off in the market continued to negatively impact the Fund’s long-term performance rankings. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s total expense ratio relative to peer funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that

Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the

Invesco V.I. High Yield Fund

compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. High Yield Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. EQV International Equity Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIIGR-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	13.30%
Series II Shares	13.19
MSCI All Country World ex USA Index▼ (Broad Market Index)	9.47

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (5/5/93)	6.72%
10 Years	5.55
5 Years	5.32
1 Year	18.05

Series II Shares
Inception (9/19/01)	6.63%
10 Years	5.29
5 Years	5.06
1 Year	17.79

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. EQV International Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. EQV International Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. EQV International Equity Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.51%
Australia–1.04%
CSL Ltd.	71,027	$13,143,469

Brazil–1.77%
B3 S.A. - Brasil, Bolsa, Balcao	4,238,802	12,933,649

MercadoLibre, Inc.(a)	8,002	9,479,169

		22,412,818

Canada–4.44%
CGI, Inc., Class A(a)	274,323	28,928,419

Magna International, Inc.	185,075	10,448,582

RB Global, Inc.	282,461	16,950,858

		56,327,859

China–7.81%
Airtac International Group	484,000	16,010,756

China Mengniu Dairy Co. Ltd.	4,708,000	17,755,625

China Resources Beer Holdings Co. Ltd.	2,908,000	19,224,835

JD.com, Inc., ADR(b)	231,612	7,904,917

Wuliangye Yibin Co. Ltd., A Shares	763,941	17,253,936

Yum China Holdings, Inc.	370,639	20,941,103

		99,091,172

Denmark–3.16%
Carlsberg A/S, Class B	96,641	15,452,175

Novo Nordisk A/S, Class B	152,477	24,627,133

		40,079,308

France–12.53%
Air Liquide S.A.	113,183	20,291,682

Arkema S.A.	134,708	12,706,945

Capgemini SE	72,980	13,825,423

LVMH Moet Hennessy Louis Vuitton SE	34,359	32,425,476

Pernod Ricard S.A.	81,440	17,993,300

Publicis Groupe S.A.	190,328	14,847,302

Schneider Electric SE	160,254	29,209,039

TotalEnergies SE	309,406	17,732,823

		159,031,990

Germany–1.31%
Deutsche Boerse AG	90,377	16,691,218

Hong Kong–3.33%
AIA Group Ltd.	1,938,400	19,777,850

Techtronic Industries Co. Ltd.	2,056,000	22,497,049

		42,274,899

India–3.49%
HDFC Bank Ltd., ADR	461,931	32,196,591

SBI Life Insurance Co. Ltd.(c)	760,425	12,137,821

		44,334,412

Ireland–2.98%
CRH PLC	350,496	19,358,760

Flutter Entertainment PLC(a)	92,045	18,487,766

		37,846,526

	Shares	Value

Italy–1.75%
FinecoBank Banca Fineco S.p.A.	1,648,136	$22,231,566

Japan–13.29%
Asahi Group Holdings Ltd.(b)	669,600	25,955,711

FANUC Corp.	744,100	26,162,847

Hoya Corp.	151,400	18,060,415

Keyence Corp.	15,400	7,282,940

Komatsu Ltd.	352,400	9,535,349

Olympus Corp.	806,200	12,761,243

Shimano, Inc.	73,300	12,269,448

SMC Corp.	18,800	10,449,047

Sony Group Corp.	198,300	17,787,042

TIS, Inc.	332,400	8,328,464

Tokyo Electron Ltd.	140,600	20,134,423

		168,726,929

Mexico–3.10%
Wal-Mart de Mexico S.A.B. de C.V., Series V	9,948,236	39,358,215

Netherlands–6.81%
ASML Holding N.V.	31,527	22,821,480

Heineken N.V.	217,927	22,427,257

Shell PLC	542,954	16,165,691

Wolters Kluwer N.V.	197,112	25,028,272

		86,442,700

Singapore–0.62%
United Overseas Bank Ltd.	378,666	7,849,770

South Korea–2.15%
Samsung Electronics Co. Ltd.	496,353	27,357,210

Spain–2.24%
Amadeus IT Group S.A.(a)	372,589	28,406,652

Sweden–5.71%
Investor AB, Class B	1,758,190	35,181,331

Sandvik AB	1,316,386	25,704,550

Svenska Handelsbanken AB, Class A	1,374,281	11,527,083

		72,412,964

Switzerland–1.15%
Kuehne + Nagel International AG, Class R	24,385	7,208,642

Logitech International S.A., Class R	124,853	7,423,379

		14,632,021

Taiwan–1.90%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	239,058	24,125,733

United Kingdom–6.01%
Ashtead Group PLC	312,467	21,697,687

DCC PLC	224,753	12,562,608

Reckitt Benckiser Group PLC	266,003	19,976,906

RELX PLC	659,434	21,984,481

		76,221,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

	Shares	Value

United States–10.92%
Broadcom, Inc.	43,618	$37,835,562

Haleon PLC	4,575,141	18,828,162

ICON PLC(a)(b)	133,129	33,308,876

Linde PLC	72,050	27,456,814

Nestle S.A.	175,397	21,104,591

		138,534,005

Total Common Stocks & Other Equity Interests (Cost $899,289,001)		1,237,533,118

Money Market Funds–1.85%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	8,412,483	8,412,483

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	5,503,287	5,503,837

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	9,614,266	9,614,266

Total Money Market Funds (Cost $23,529,166)		23,530,586

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.36% (Cost $922,818,167)		1,261,063,704

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.92%
Invesco Private Government Fund, 5.10%(d)(e)(f)	18,310,778	$18,310,778

Invesco Private Prime Fund, 5.23%(d)(e)(f)	44,086,865	44,082,455

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,393,998)		62,393,233

TOTAL INVESTMENTS IN SECURITIES–104.28% (Cost $985,212,165)		1,323,456,937

OTHER ASSETS LESS LIABILITIES–(4.28)%		(54,327,818)

NET ASSETS–100.00%		$1,269,129,119

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2023 represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 6,646,633	$ 81,247,118	$ (79,481,268)	$ -	$ -	$ 8,412,483	$ 211,030
Invesco Liquid Assets Portfolio, Institutional Class	4,243,888	58,033,656	(56,772,334)	(1,199)	(174)	5,503,837	141,756
Invesco Treasury Portfolio, Institutional Class	7,596,153	92,853,849	(90,835,736)	-	-	9,614,266	240,753
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	760,986	96,460,055	(78,910,263)	-	-	18,310,778	124,913*
Invesco Private Prime Fund	1,956,820	206,550,655	(164,420,107)	(946)	(3,967)	44,082,455	329,888*
Total	$21,204,480	$535,145,333	$(470,419,708)	$(2,145)	$(4,141)	$85,923,819	$1,048,340

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Industrials	19.30%

Consumer Staples	18.54

Information Technology	15.61

Financials	13.44

Consumer Discretionary	12.46

Health Care	8.03

Materials	6.29

Energy	2.67

Communication Services	1.17

Money Market Funds Plus Other Assets Less Liabilities	2.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $899,289,001)*	$1,237,533,118

Investments in affiliated money market funds, at value (Cost $85,923,164)	85,923,819

Foreign currencies, at value (Cost $2,713,891)	2,701,179

Receivable for:
Fund shares sold	3,301,670

Dividends	3,928,052

Foreign withholding tax claims	340,998

Investment for trustee deferred compensation and retirement plans	166,039

Other assets	777

Total assets	1,333,895,652

Liabilities:
Payable for:
Fund shares reacquired	1,371,122

Accrued foreign taxes	106,213

Collateral upon return of securities loaned	62,393,998

Accrued fees to affiliates	678,023

Accrued other operating expenses	35,774

Trustee deferred compensation and retirement plans	181,403

Total liabilities	64,766,533

Net assets applicable to shares outstanding	$1,269,129,119

Net assets consist of:
Shares of beneficial interest	$942,630,159

Distributable earnings	326,498,960

$1,269,129,119

Net Assets:
Series I	$516,541,827

Series II	$752,587,292

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	15,751,528

Series II	23,396,267

Series I:
Net asset value per share	$32.79

Series II:
Net asset value per share	$32.17

*	At June 30, 2023, securities with an aggregate value of $61,850,412 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,603,052)	$13,697,399

Dividends from affiliated money market funds (includes net securities lending income of $74,664)	668,203

Foreign withholding tax claims	340,998

Total investment income	14,706,600

Expenses:
Advisory fees	4,135,030

Administrative services fees	956,216

Custodian fees	41,108

Distribution fees - Series II	931,588

Transfer agent fees	26,727

Trustees’ and officers’ fees and benefits	10,267

Reports to shareholders	3,672

Professional services fees	28,184

Other	7,731

Total expenses	6,140,523

Less: Fees waived	(13,656)

Net expenses	6,126,867

Net investment income	8,579,733

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	8,123,467

Affiliated investment securities	(4,141)

Foreign currencies	(296,677)

7,822,649

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $106,213)	125,531,684

Affiliated investment securities	(2,145)

Foreign currencies	15,608

125,545,147

Net realized and unrealized gain	133,367,796

Net increase in net assets resulting from operations	$141,947,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$8,579,733	$10,327,963

Net realized gain (loss)	7,822,649	(2,988,523)

Change in net unrealized appreciation (depreciation)	125,545,147	(262,607,119)

Net increase (decrease) in net assets resulting from operations	141,947,529	(255,267,679)

Distributions to shareholders from distributable earnings:
Series I	–	(49,568,745)

Series II	–	(94,072,706)

Total distributions from distributable earnings	–	(143,641,451)

Share transactions–net:
Series I	95,484,451	30,250,807

Series II	(41,464,858)	36,319,981

Net increase in net assets resulting from share transactions	54,019,593	66,570,788

Net increase (decrease) in net assets	195,967,122	(332,338,342)

Net assets:
Beginning of period	1,073,161,997	1,405,500,339

End of period	$1,269,129,119	$1,073,161,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$28.94	$0.26	$ 3.59	$ 3.85	$ -	$ -	$ -	$32.79	13.30%	$ 516,542	0.89	%(d)	0.89	%(d)	1.64	%(d)	19%
Year ended 12/31/22	41.41	0.36	(8.39)	(8.03)	(0.60)	(3.84)	(4.44)	28.94	(18.31)	370,151	0.91		0.91		1.06		45
Year ended 12/31/21	42.52	0.27	2.22	2.49	(0.57)	(3.03)	(3.60)	41.41	5.89	475,732	0.89		0.89		0.60		34
Year ended 12/31/20	39.05	0.24	5.04	5.28	(0.92)	(0.89)	(1.81)	42.52	14.02	468,726	0.91		0.91		0.65		52
Year ended 12/31/19	32.98	0.58	8.60	9.18	(0.62)	(2.49)	(3.11)	39.05	28.54	466,401	0.89		0.89		1.54		31
Year ended 12/31/18	39.89	0.66	(6.51)	(5.85)	(0.79)	(0.27)	(1.06)	32.98	(14.97)	414,774	0.92		0.93		1.74		35
Series II
Six months ended 06/30/23	28.42	0.21	3.54	3.75	-	-	-	32.17	13.19	752,587	1.14	(d)	1.14	(d)	1.39	(d)	19
Year ended 12/31/22	40.72	0.27	(8.24)	(7.97)	(0.49)	(3.84)	(4.33)	28.42	(18.50)	703,011	1.16		1.16		0.81		45
Year ended 12/31/21	41.88	0.15	2.19	2.34	(0.47)	(3.03)	(3.50)	40.72	5.61	929,768	1.14		1.14		0.35		34
Year ended 12/31/20	38.48	0.15	4.95	5.10	(0.81)	(0.89)	(1.70)	41.88	13.74	973,322	1.16		1.16		0.40		52
Year ended 12/31/19	32.52	0.48	8.47	8.95	(0.50)	(2.49)	(2.99)	38.48	28.20	1,005,632	1.14		1.14		1.29		31
Year ended 12/31/18	39.33	0.56	(6.42)	(5.86)	(0.68)	(0.27)	(0.95)	32.52	(15.18)	862,729	1.17		1.18		1.49		35

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. EQV International Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is long-term growth of capital.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. EQV International Equity Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

Invesco V.I. EQV International Equity Fund

net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.750%

Over $250 million	0.700%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $13,656.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related

Invesco V.I. EQV International Equity Fund

to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $83,827 for accounting and fund administrative services and was reimbursed $872,389 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $9,078 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$ -	$ 13,143,469	$–	$ 13,143,469

Brazil	22,412,818	–	–	22,412,818

Canada	56,327,859	–	–	56,327,859

China	28,846,020	70,245,152	–	99,091,172

Denmark	–	40,079,308	–	40,079,308

France	–	159,031,990	–	159,031,990

Germany	–	16,691,218	–	16,691,218

Hong Kong	–	42,274,899	–	42,274,899

India	32,196,591	12,137,821	–	44,334,412

Ireland	–	37,846,526	–	37,846,526

Italy	–	22,231,566	–	22,231,566

Japan	–	168,726,929	–	168,726,929

Mexico	39,358,215	–	–	39,358,215

Netherlands	–	86,442,700	–	86,442,700

Singapore	–	7,849,770	–	7,849,770

South Korea	–	27,357,210	–	27,357,210

Spain	–	28,406,652	–	28,406,652

Sweden	–	72,412,964	–	72,412,964

Switzerland	–	14,632,021	–	14,632,021

Taiwan	24,125,733	–	–	24,125,733

United Kingdom	–	76,221,682	–	76,221,682

United States	98,601,252	39,932,753	–	138,534,005

Money Market Funds	23,530,586	62,393,233	–	85,923,819

Total Investments	$325,399,074	$998,057,863	$–	$1,323,456,937

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

Invesco V.I. EQV International Equity Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $272,046,471 and $220,454,337, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$335,044,780

Aggregate unrealized (depreciation) of investments	(26,687,111)

Net unrealized appreciation of investments	$308,357,669

Cost of investments for tax purposes is $1,015,099,268.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	4,111,776	$131,358,926	1,345,109	$45,338,636

Series II	1,178,730	36,263,983	1,449,046	49,055,561

Issued as reinvestment of dividends:
Series I	-	-	1,885,460	49,568,745

Series II	-	-	3,641,994	94,072,706

Reacquired:
Series I	(1,151,146)	(35,874,475)	(1,929,368)	(64,656,574)

Series II	(2,517,709)	(77,728,841)	(3,187,913)	(106,808,286)

Net increase in share activity	1,621,651	$54,019,593	3,204,328	$66,570,788

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. EQV International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,133.00	$4.71	$1,020.38	$4.46	0.89%
Series II	1,000.00	1,131.90	6.03	1,019.14	5.71	1.14

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. EQV International Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. EQV International Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-U.S.® Index (Index). The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted

Invesco V.I. EQV International Equity Fund

that performance of Series II shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board considered information from Invesco Advisers regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule and the Fund’s total expense ratio relative to peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.

The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

Invesco V.I. EQV International Equity Fund

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. EQV International Equity Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Main Street Fund®

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIMST-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	17.43%
Series II Shares	17.22
S&P 500 Index▼	16.89
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (7/5/95)	9.12%
10 Years	11.36
5 Years	10.66
1 Year	19.89

Series II Shares
Inception (7/13/00)	5.94%
10 Years	11.08
5 Years	10.38
1 Year	19.53

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Main Street Fund®/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Main Street Fund® (renamed Invesco V.I. Main Street Fund® on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Main Street Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Main Street Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Main Street Fund®

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.56%

Advertising–1.01%
Interpublic Group of Cos., Inc. (The)(b)	200,426	$7,732,435

Aerospace & Defense–2.08%
Boeing Co. (The)(b)(c)	38,695	8,170,836

Lockheed Martin Corp.	16,887	7,774,437

		15,945,273

Agricultural & Farm Machinery–0.75%
Deere & Co.	14,230	5,765,854

Air Freight & Logistics–2.27%
United Parcel Service, Inc., Class B	97,293	17,439,770

Application Software–2.15%
Manhattan Associates, Inc.(c)	18,828	3,763,341

Synopsys, Inc.(c)	15,782	6,871,640

Tyler Technologies, Inc.(c)	14,151	5,893,467

		16,528,448

Automotive Parts & Equipment–0.85%
Mobileye Global, Inc., Class A (Israel)(c)	170,487	6,550,111

Automotive Retail–1.32%
O’Reilly Automotive, Inc.(c)	3,259	3,113,323

Valvoline, Inc.	186,807	7,007,130

		10,120,453

Biotechnology–1.49%
Gilead Sciences, Inc.	148,158	11,418,537

Broadline Retail–1.86%
Amazon.com, Inc.(c)	109,449	14,267,772

Commercial & Residential Mortgage Finance–0.40%
Rocket Cos., Inc., Class A(b)	345,209	3,093,073

Communications Equipment–0.16%
Motorola Solutions, Inc.	4,226	1,239,401

Construction Materials–1.13%
Vulcan Materials Co.	38,384	8,653,289

Consumer Finance–2.94%
American Express Co.	86,130	15,003,846

Capital One Financial Corp.	69,285	7,577,700

		22,581,546

Distillers & Vintners–2.04%
Constellation Brands, Inc., Class A	63,518	15,633,685

Diversified Banks–3.18%
JPMorgan Chase & Co.	167,920	24,422,285

Diversified Financial Services–1.65%
Equitable Holdings, Inc.	466,348	12,666,012

Electric Utilities–0.90%
FirstEnergy Corp.	178,087	6,924,023

	Shares	Value

Electrical Components & Equipment–1.04%
Hubbell, Inc.	24,025	$7,965,729

Financial Exchanges & Data–1.64%
Intercontinental Exchange, Inc.	111,358	12,592,363

Health Care Equipment–2.40%
Boston Scientific Corp.(c)	96,316	5,209,732

Zimmer Biomet Holdings, Inc.	90,743	13,212,181

		18,421,913

Health Care Facilities–2.79%
HCA Healthcare, Inc.	40,074	12,161,657

Tenet Healthcare Corp.(c)	114,223	9,295,468

		21,457,125

Hotels, Resorts & Cruise Lines–1.28%
Airbnb, Inc., Class A(c)	76,799	9,842,560

Industrial Machinery & Supplies & Components–1.98%
Otis Worldwide Corp.	171,069	15,226,852

Insurance Brokers–0.89%
Arthur J. Gallagher & Co.	30,971	6,800,302

Integrated Oil & Gas–3.26%
Exxon Mobil Corp.	233,801	25,075,157

Interactive Media & Services–5.76%
Alphabet, Inc., Class A(c)	163,100	19,523,070

Meta Platforms, Inc., Class A(c)	86,073	24,701,230

		44,224,300

Internet Services & Infrastructure–0.48%
Snowflake, Inc., Class A(c)	21,065	3,707,019

Investment Banking & Brokerage–1.89%
Charles Schwab Corp. (The)	255,931	14,506,169

IT Consulting & Other Services–0.99%
Amdocs Ltd.(b)	77,268	7,637,942

Managed Health Care–1.00%
UnitedHealth Group, Inc.	15,919	7,651,308

Movies & Entertainment–1.80%
Netflix, Inc.(c)	31,349	13,808,921

Multi-Utilities–1.16%
Dominion Energy, Inc.	171,517	8,882,865

Oil & Gas Storage & Transportation–0.79%
Cheniere Energy, Inc.	7,878	1,200,292

Magellan Midstream Partners L.P.	78,329	4,881,463

		6,081,755

Passenger Ground Transportation–0.87%
Uber Technologies, Inc.(c)	154,389	6,664,973

Personal Care Products–1.36%
Coty, Inc., Class A(b)(c)	269,704	3,314,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

	Shares	Value

Personal Care Products–(continued)
Kenvue, Inc.(c)	270,263	$7,140,349

		10,455,011

Pharmaceuticals–5.23%
AstraZeneca PLC, ADR (United Kingdom)	147,200	10,535,104

Eli Lilly and Co.	33,153	15,548,094

Merck & Co., Inc.(b)	122,112	14,090,504

		40,173,702

Regional Banks–0.45%
Columbia Banking System, Inc.	170,318	3,454,049

Research & Consulting Services–1.35%
Equifax, Inc.(b)	44,149	10,388,260

Restaurants–1.46%
Starbucks Corp.	113,495	11,242,815

Self-Storage REITs–2.48%
Prologis, Inc.	155,267	19,040,392

Semiconductor Materials & Equipment–1.50%
Applied Materials, Inc.	79,491	11,489,629

Semiconductors–5.37%
Advanced Micro Devices, Inc.(c)	132,927	15,141,715

Monolithic Power Systems, Inc.	7,050	3,808,621

NVIDIA Corp.	21,355	9,033,592

QUALCOMM, Inc.	47,845	5,695,469

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	75,046	7,573,642

		41,253,039

Soft Drinks & Non-alcoholic Beverages–3.11%
Coca-Cola Co. (The)	151,483	9,122,306

PepsiCo, Inc.	79,864	14,792,410

		23,914,716

Specialty Chemicals–0.58%
DuPont de Nemours, Inc.	61,805	4,415,349

Systems Software–8.69%
Microsoft Corp.	162,165	55,223,669

ServiceNow, Inc.(c)	20,559	11,553,541

		66,777,210

Technology Hardware, Storage & Peripherals–6.30%
Apple, Inc.	249,526	48,400,558

	Shares	Value

Telecom Tower REITs–0.56%
American Tower Corp.(b)	22,251	$4,315,359

Tobacco–0.69%
British American Tobacco PLC, ADR (United Kingdom)	159,545	5,296,894

Transaction & Payment Processing Services–3.57%
Fiserv, Inc.(c)	79,259	9,998,523

Mastercard, Inc., Class A	35,463	13,947,598

Visa, Inc., Class A(b)	14,711	3,493,568

		27,439,689

Wireless Telecommunication Services–0.66%
T-Mobile US, Inc.(c)	36,573	5,079,990

Total Common Stocks & Other Equity Interests (Cost $561,365,844)		764,665,882

Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	1,154,652	1,154,652

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	819,549	819,631

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	1,319,602	1,319,602

Total Money Market Funds (Cost $3,293,895)		3,293,885

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $564,659,739)		767,959,767

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.96%
Invesco Private Government Fund, 5.10%(d)(e)(f)	8,532,142	8,532,142

Invesco Private Prime Fund, 5.23%(d)(e)(f)	21,941,987	21,939,793

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,472,423)		30,471,935

TOTAL INVESTMENTS IN SECURITIES–103.95% (Cost $595,132,162)		798,431,702

OTHER ASSETS LESS LIABILITIES–(3.95)%		(30,371,916)

NET ASSETS–100.00%		$768,059,786

Investment Abbreviations:

ADR –  American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,088,349	$25,928,771	$ (26,862,468)	$-	$-	$1,154,652	$ 87,515
Invesco Liquid Assets Portfolio, Institutional Class	1,471,625	18,520,551	(19,172,343)	(215)	13	819,631	56,234
Invesco Treasury Portfolio, Institutional Class	2,386,684	29,632,882	(30,699,964)	-	-	1,319,602	88,721
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,864,950	213,776,915	(213,109,723)	-	-	8,532,142	306,063*
Invesco Private Prime Fund	20,224,158	433,023,751	(431,292,089)	(1,939)	(14,088)	21,939,793	818,307*
Total	$34,035,766	$720,882,870	$(721,136,587)	$(2,154)	$(14,075)	$33,765,820	$1,356,840

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Information Technology	25.66%

Financials	16.61

Health Care	12.90

Industrials	10.34

Communication Services	9.22

Consumer Staples	7.20

Consumer Discretionary	6.77

Energy	4.06

Real Estate	3.04

Utilities	2.06

Materials	1.70

Money Market Funds Plus Other Assets Less Liabilities	0.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $561,365,844)*	$764,665,882

Investments in affiliated money market funds, at value (Cost $33,766,318)	33,765,820

Cash	750,000

Foreign currencies, at value (Cost $265)	256

Receivable for:
Fund shares sold	8,032

Dividends	395,158

Investment for trustee deferred compensation and retirement plans	154,701

Other assets	574

Total assets	799,740,423

Liabilities:
Payable for:
Fund shares reacquired	690,562

Collateral upon return of securities loaned	30,472,423

Accrued fees to affiliates	339,488

Accrued other operating expenses	23,463

Trustee deferred compensation and retirement plans	154,701

Total liabilities	31,680,637

Net assets applicable to shares outstanding	$768,059,786

Net assets consist of:
Shares of beneficial interest	$502,973,910

Distributable earnings	265,085,876

$768,059,786

Net Assets:
Series I	$347,920,130

Series II	$420,139,656

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	18,383,205

Series II	22,770,086

Series I:
Net asset value per share	$18.93

Series II:
Net asset value per share	$18.45

*	At June 30, 2023, securities with an aggregate value of $29,869,155 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $11,542)	$5,763,118

Dividends from affiliated money market funds (includes net securities lending income of $233,310)	465,780

Total investment income	6,228,898

Expenses:
Advisory fees	2,521,057

Administrative services fees	543,738

Custodian fees	4,213

Distribution fees - Series II	502,256

Transfer agent fees	17,558

Trustees’ and officers’ fees and benefits	8,655

Reports to shareholders	4,246

Professional services fees	24,352

Other	6,003

Total expenses	3,632,078

Less: Fees waived	(230,317)

Net expenses	3,401,761

Net investment income	2,827,137

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	30,731,130

Affiliated investment securities	(14,075)

30,717,055

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	83,680,413

Affiliated investment securities	(2,154)

Foreign currencies	757

83,679,016

Net realized and unrealized gain	114,396,071

Net increase in net assets resulting from operations	$117,223,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$2,827,137	$4,846,602

Net realized gain	30,717,055	36,276,904

Change in net unrealized appreciation (depreciation)	83,679,016	(240,429,813)

Net increase (decrease) in net assets resulting from operations	117,223,208	(199,306,307)

Distributions to shareholders from distributable earnings:
Series I	–	(135,811,682)

Series II	–	(173,529,085)

Total distributions from distributable earnings	–	(309,340,767)

Share transactions–net:
Series I	(17,192,407)	104,097,255

Series II	(29,072,605)	80,847,496

Net increase (decrease) in net assets resulting from share transactions	(46,265,012)	184,944,751

Net increase (decrease) in net assets	70,958,196	(323,702,323)

Net assets:
Beginning of period	697,101,590	1,020,803,913

End of period	$768,059,786	$697,101,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Series I
Six months ended 06/30/23	$16.12	$0.08	$2.73	$2.81	$ –	$ –	$ –	$18.93	17.43%	$347,920	0.80%(e)	0.86%(e)	0.92%(e)	30%
Year ended 12/31/22	35.83	0.20	(7.70)	(7.50)	(0.46)	(11.75)	(12.21)	16.12	(20.13)	312,361	0.80	0.86	0.74	58
Year ended 12/31/21	29.91	0.25	7.93	8.18	(0.25)	(2.01)	(2.26)	35.83	27.57	428,274	0.79	0.79	0.73	55
Year ended 12/31/20	29.44	0.22	3.63	3.85	(0.45)	(2.93)	(3.38)	29.91	13.94	505,877	0.80	0.84	0.78	46
Year ended 12/31/19	26.82	0.32	7.73	8.05	(0.34)	(5.09)	(5.43)	29.44	32.03	570,821	0.80	0.82	1.11	43
Year ended 12/31/18	32.25	0.32	(2.55)	(2.23)	(0.38)	(2.82)	(3.20)	26.82	(7.89)	485,230	0.80	0.80	1.03	65
Series II
Six months ended 06/30/23	15.74	0.06	2.65	2.71	–	–	–	18.45	17.22	420,140	1.05(e)	1.11(e)	0.67(e)	30
Year ended 12/31/22	35.28	0.13	(7.58)	(7.45)	(0.34)	(11.75)	(12.09)	15.74	(20.31)	384,741	1.05	1.11	0.49	58
Year ended 12/31/21	29.49	0.16	7.82	7.98	(0.18)	(2.01)	(2.19)	35.28	27.28	592,530	1.04	1.04	0.48	55
Year ended 12/31/20	29.05	0.15	3.57	3.72	(0.35)	(2.93)	(3.28)	29.49	13.65	596,736	1.05	1.09	0.53	46
Year ended 12/31/19	26.51	0.25	7.64	7.89	(0.26)	(5.09)	(5.35)	29.05	31.74	731,463	1.05	1.07	0.86	43
Year ended 12/31/18	31.91	0.24	(2.53)	(2.29)	(0.29)	(2.82)	(3.11)	26.51	(8.10)	631,398	1.05	1.05	0.78	65

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Main Street Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Main Street Fund®

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

Invesco V.I. Main Street Fund®

net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $18,927 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $230,317.

Invesco V.I. Main Street Fund®

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $52,101 for accounting and fund administrative services and was reimbursed $491,637 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $174 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$764,665,882	$–	$–	$764,665,882

Money Market Funds	3,293,885	30,471,935	–	33,765,820

Total Investments	$767,959,767	$30,471,935	$–	$798,431,702

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Main Street Fund®

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $214,053,641 and $254,404,613, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$202,406,736

Aggregate unrealized (depreciation) of investments	(11,027,077)

Net unrealized appreciation of investments	$191,379,659

Cost of investments for tax purposes is $607,052,043.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	210,271	$3,649,073	338,730	$9,210,812

Series II	1,184,723	19,836,539	1,324,308	36,332,684

Issued as reinvestment of dividends:
Series I	-	-	8,622,964	135,811,682

Series II	-	-	11,282,775	173,529,085

Reacquired:
Series I	(1,203,932)	(20,841,480)	(1,538,503)	(40,925,239)

Series II	(2,865,111)	(48,909,144)	(4,952,966)	(129,014,273)

Net increase (decrease) in share activity	(2,674,049)	$(46,265,012)	15,077,308	$184,944,751

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Main Street Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/23)	(06/30/23)[1]	Period[2]	(06/30/23)	Period[2]	Ratio
Series I	$1,000.00	$1,174.30	$4.31	$1,020.83	$4.01	0.80%
Series II	1,000.00	1,172.20	5.66	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Main Street Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior

Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and

Invesco V.I. Main Street Fund®

five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that stock selection in and underweight exposure to certain sectors detracted from the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s total expense ratio relative to peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the

Invesco V.I. Main Street Fund®

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Main Street Fund®

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Main Street Mid Cap Fund®

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIMCCE-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	10.14%
Series II Shares	9.96
S&P 500 Index▼ (Broad Market Index)	16.89
Russell Midcap Index▼ (Style-Specific Index)	9.01
Lipper VUF Mid-Cap Core Funds Index∎ (Peer Group Index)	6.64

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (9/10/01)	7.41%
10 Years	7.73
5 Years	7.70
1 Year	17.66

Series II Shares
Inception (9/10/01)	7.15%
10 Years	7.45
5 Years	7.42
1 Year	17.24

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Main Street Mid Cap Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Main Street Mid Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Main Street Mid Cap Fund®

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.11%
Advertising–2.04%
Interpublic Group of Cos., Inc. (The)	57,961	$2,236,135

Trade Desk, Inc. (The), Class A(b)	25,076	1,936,369

		4,172,504

Aerospace & Defense–3.23%
Curtiss-Wright Corp.	18,615	3,418,831

Howmet Aerospace, Inc.	64,012	3,172,435

		6,591,266

Application Software–6.01%
Manhattan Associates, Inc.(b)	18,067	3,611,232

Synopsys, Inc.(b)	12,095	5,266,284

Tyler Technologies, Inc.(b)	8,142	3,390,899

		12,268,415

Asset Management & Custody Banks–1.71%
Federated Hermes, Inc., Class B(c)	51,361	1,841,292

Northern Trust Corp.	22,329	1,655,472

		3,496,764

Automotive Parts & Equipment–3.09%
Aptiv PLC(b)	29,845	3,046,876

Mobileye Global, Inc., Class A (Israel)(b)	23,328	896,262

Visteon Corp.(b)(c)	16,416	2,357,502

		6,300,640

Automotive Retail–0.74%
O’Reilly Automotive, Inc.(b)	1,583	1,512,240

Casinos & Gaming–0.98%
Boyd Gaming Corp.(c)	28,941	2,007,637

Communications Equipment–1.58%
Motorola Solutions, Inc.	11,018	3,231,359

Construction & Engineering–0.99%
Valmont Industries, Inc.	6,970	2,028,618

Construction Machinery & Heavy Transportation Equipment– 0.87%
Allison Transmission Holdings, Inc.	31,420	1,773,973

Construction Materials–2.30%
Summit Materials, Inc., Class A(b)	58,295	2,206,466

Vulcan Materials Co.	11,020	2,484,349

		4,690,815

Consumer Staples Merchandise Retail–1.11%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	35,936	2,264,327

Distillers & Vintners–1.01%
Constellation Brands, Inc., Class A	8,357	2,056,908

Distributors–1.37%
LKQ Corp.	47,960	2,794,629

Diversified Financial Services–1.16%
Equitable Holdings, Inc.	87,168	2,367,483

	Shares	Value

Electric Utilities–1.31%
American Electric Power Co., Inc.	31,868	$2,683,286

Electrical Components & Equipment–4.39%
Generac Holdings, Inc.(b)(c)	9,471	1,412,410

Hubbell, Inc.	10,112	3,352,734

Regal Rexnord Corp.	8,149	1,254,131

Rockwell Automation, Inc.	8,929	2,941,659

		8,960,934

Electronic Equipment & Instruments–1.12%
Keysight Technologies, Inc.(b)	13,705	2,294,902

Environmental & Facilities Services–1.83%
Republic Services, Inc.	24,369	3,732,600

Fertilizers & Agricultural Chemicals–0.98%
Mosaic Co. (The)	56,980	1,994,300

Financial Exchanges & Data–1.30%
Cboe Global Markets, Inc.	19,270	2,659,453

Footwear–0.93%
Deckers Outdoor Corp.(b)	3,587	1,892,716

Health Care Equipment–4.20%
Baxter International, Inc.	36,528	1,664,216

DexCom, Inc.(b)	21,051	2,705,264

GE HealthCare Technologies, Inc.(b)(c)	12,126	985,116

Zimmer Biomet Holdings, Inc.	22,051	3,210,625

		8,565,221

Health Care Facilities–3.48%
Acadia Healthcare Co., Inc.(b)(c)	29,482	2,347,946

Encompass Health Corp.	29,549	2,000,763

Tenet Healthcare Corp.(b)	33,799	2,750,563

		7,099,272

Health Care Supplies–1.24%
Cooper Cos., Inc. (The)	6,589	2,526,420

Homebuilding–2.70%
D.R. Horton, Inc.	23,255	2,829,901

TopBuild Corp.(b)	10,067	2,678,023

		5,507,924

Hotels, Resorts & Cruise Lines–1.17%
Choice Hotels International, Inc.(c)	20,291	2,384,598

Household Products–1.47%
Church & Dwight Co., Inc.	30,014	3,008,303

Human Resource & Employment Services–2.69%
ASGN, Inc.(b)	22,089	1,670,592

Korn Ferry(c)	38,217	1,893,270

Paylocity Holding Corp.(b)	10,473	1,932,583

		5,496,445

Industrial Machinery & Supplies & Components–5.12%
Lincoln Electric Holdings, Inc.(c)	10,876	2,160,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

	Shares	Value

Industrial Machinery & Supplies & Components–(continued)
Otis Worldwide Corp.	35,975	$3,202,135

Parker-Hannifin Corp.	5,426	2,116,357

Xylem, Inc.	26,378	2,970,690

		10,449,482

Industrial REITs–0.99%
First Industrial Realty Trust, Inc.(c)	38,340	2,018,218

Insurance Brokers–1.56%
Arthur J. Gallagher & Co.	14,517	3,187,498

Interactive Home Entertainment–1.33%
Electronic Arts, Inc.	20,931	2,714,751

Interactive Media & Services–1.20%
Pinterest, Inc., Class A(b)	89,735	2,453,355

Internet Services & Infrastructure–1.65%
MongoDB, Inc.(b)	8,217	3,377,105

Investment Banking & Brokerage–1.57%
Raymond James Financial, Inc.	30,851	3,201,408

IT Consulting & Other Services–1.12%
Amdocs Ltd.	23,155	2,288,872

Life Sciences Tools & Services–0.85%
Illumina, Inc.(b)(c)	9,224	1,729,408

Managed Health Care–0.74%
Centene Corp.(b)	22,336	1,506,563

Metal, Glass & Plastic Containers–2.03%
Crown Holdings, Inc.(c)	22,458	1,950,927

Silgan Holdings, Inc.	46,742	2,191,732

		4,142,659

Multi-line Insurance–1.18%
Hartford Financial Services Group, Inc. (The)	33,347	2,401,651

Multi-Utilities–2.98%
CMS Energy Corp.(c)	49,739	2,922,166

WEC Energy Group, Inc.	35,865	3,164,728

		6,086,894

Oil & Gas Exploration & Production–3.10%
APA Corp.	68,073	2,326,055

Chesapeake Energy Corp.(c)	27,972	2,340,697

Marathon Oil Corp.	72,211	1,662,297

		6,329,049

Oil & Gas Storage & Transportation–1.18%
Cheniere Energy, Inc.	15,791	2,405,917

Other Specialized REITs–1.12%
Lamar Advertising Co., Class A(c)	23,092	2,291,881

Other Specialty Retail–1.59%
Bath & Body Works, Inc.	33,053	1,239,487

Tractor Supply Co.(c)	9,088	2,009,357

		3,248,844

Regional Banks–2.49%
Columbia Banking System, Inc.	68,375	1,386,645

	Shares	Value

Regional Banks–(continued)
M&T Bank Corp.	15,524	$1,921,250

Webster Financial Corp.(c)	47,156	1,780,139

		5,088,034

Research & Consulting Services–2.54%
CACI International, Inc., Class A(b)	8,842	3,013,707

TransUnion(c)	27,810	2,178,358

		5,192,065

Retail REITs–1.24%
Kimco Realty Corp.	128,359	2,531,239

Semiconductor Materials & Equipment–2.47%
KLA Corp.	5,398	2,618,138

MKS Instruments, Inc.(c)	22,344	2,415,386

		5,033,524

Semiconductors–1.13%
Marvell Technology, Inc.	38,512	2,302,247

Single-Family Residential REITs–1.34%
American Homes 4 Rent, Class A(c)	77,265	2,739,044

Soft Drinks & Non-alcoholic Beverages–0.94%
Celsius Holdings, Inc.(b)(c)	6,779	1,011,359

Coca-Cola Consolidated, Inc.	1,414	899,332

		1,910,691

Telecom Tower REITs–0.65%
SBA Communications Corp., Class A	5,731	1,328,217

Total Common Stocks & Other Equity Interests (Cost $156,135,618)		202,322,568

Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	665,373	665,373

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	474,882	474,930

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	760,426	760,426

Total Money Market Funds (Cost $1,900,723)		1,900,729

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $158,036,341)		204,223,297

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.09%
Invesco Private Government Fund, 5.10%(d)(e)(f)	6,913,167	6,913,167

Invesco Private Prime Fund, 5.23%(d)(e)(f)	17,778,494	17,776,716

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,690,320)		24,689,883

TOTAL INVESTMENTS IN SECURITIES–112.13% (Cost $182,726,661)		228,913,180

OTHER ASSETS LESS LIABILITIES–(12.13)%		(24,764,624)

NET ASSETS–100.00%		$204,148,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 350,226	$8,181,363	$(7,866,216)	$-	$-	$665,373	$23,720
Invesco Liquid Assets Portfolio, Institutional Class	250,170	5,843,831	(5,618,726)	6	(351)	474,930	15,820
Invesco Treasury Portfolio, Institutional Class	400,258	9,350,130	(8,989,962)	-	-	760,426	24,807
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,444,805	45,932,964	(43,464,602)	-	-	6,913,167	75,908*
Invesco Private Prime Fund	11,429,500	87,699,144	(81,347,241)	(891)	(3,796)	17,776,716	218,487*
Total	$16,874,959	$157,007,432	$(147,286,747)	$(885)	$(4,147)	$26,590,612	$358,742

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Industrials	21.66%

Information Technology	15.09

Consumer Discretionary	12.56

Financials	10.97

Health Care	10.50

Real Estate	5.34

Materials	5.30

Communication Services	4.58

Consumer Staples	4.53

Utilities	4.30

Energy	4.28

Money Market Funds Plus Other Assets Less Liabilities	0.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $ 156,135,618)*	$202,322,568

Investments in affiliated money market funds, at value (Cost $ 26,591,043)	26,590,612

Receivable for:
Fund shares sold	6,509

Dividends	142,472

Investment for trustee deferred compensation and retirement plans	71,784

Other assets	10,571

Total assets	229,144,516

Liabilities:
Payable for:
Fund shares reacquired	102,878

Collateral upon return of securities loaned	24,690,320

Accrued fees to affiliates	104,241

Accrued other operating expenses	20,417

Trustee deferred compensation and retirement plans	78,104

Total liabilities	24,995,960

Net assets applicable to shares outstanding	$204,148,556

Net assets consist of:
Shares of beneficial interest	$161,435,131

Distributable earnings	42,713,425

$204,148,556

Net Assets:
Series I	$120,349,448

Series II	$83,799,108

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	12,739,955

Series II	9,256,179

Series I:
Net asset value per share	$9.45

Series II:
Net asset value per share	$9.05

*	At June 30, 2023, securities with an aggregate value of $24,330,513 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends	$1,266,906

Dividends from affiliated money market funds (includes net securities lending income of $21,020)	85,367

Total investment income	1,352,273

Expenses:
Advisory fees	708,797

Administrative services fees	161,612

Custodian fees	2,584

Distribution fees - Series II	99,378

Transfer agent fees	4,948

Trustees’ and officers’ fees and benefits	7,069

Reports to shareholders	4,297

Professional services fees	21,759

Other	1,128

Total expenses	1,011,572

Less: Fees waived	(1,427)

Net expenses	1,010,145

Net investment income	342,128

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(45,340)

Affiliated investment securities	(4,147)

(49,487)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	18,659,358

Affiliated investment securities	(885)

Foreign currencies	(16)

18,658,457

Net realized and unrealized gain	18,608,970

Net increase in net assets resulting from operations	$18,951,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income	$342,128	$869,926

Net realized gain (loss)	(49,487)	(2,651,697)

Change in net unrealized appreciation (depreciation)	18,658,457	(33,883,496)

Net increase (decrease) in net assets resulting from operations	18,951,098	(35,665,267)

Distributions to shareholders from distributable earnings:
Series I	–	(26,504,560)

Series II	–	(18,104,337)

Total distributions from distributable earnings	–	(44,608,897)

Share transactions–net:
Series I	(7,118,662)	8,914,269

Series II	(1,817,772)	10,523,728

Net increase (decrease) in net assets resulting from share transactions	(8,936,434)	19,437,997

Net increase (decrease) in net assets	10,014,664	(60,836,167)

Net assets:
Beginning of period	194,133,892	254,970,059

End of period	$204,148,556	$194,133,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/ or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$ 8.58	$ 0.02	$ 0.85	$ 0.87	$ –	$ –	$ –	$ 9.45	10.14%	$120,349	0.93	%(d)	0.93	%(d)	0.45	%(d)	15%
Year ended 12/31/22	12.97	0.06	(1.97)	(1.91)	(0.04)	(2.44)	(2.48)	8.58	(14.26)	116,146	0.93		0.93		0.51		60
Year ended 12/31/21	10.57	0.00	2.46	2.46	(0.06)	–	(0.06)	12.97	23.24	155,200	0.93		0.93		0.01		58
Year ended 12/31/20	12.18	0.05	0.80	0.85	(0.08)	(2.38)	(2.46)	10.57	9.25	150,990	0.94		0.94		0.49		75
Year ended 12/31/19	10.97	0.09	2.57	2.66	(0.06)	(1.39)	(1.45)	12.18	25.28	157,959	0.93		0.94		0.70		114
Year ended 12/31/18	14.41	0.06	(1.39)	(1.33)	(0.07)	(2.04)	(2.11)	10.97	(11.35)	148,078	0.91		0.94		0.46		27
Series II
Six months ended 06/30/23	8.23	0.01	0.81	0.82	–	–	–	9.05	9.96	83,799	1.18	(d)	1.18	(d)	0.20	(d)	15
Year ended 12/31/22	12.55	0.03	(1.90)	(1.87)	(0.01)	(2.44)	(2.45)	8.23	(14.45)	77,988	1.18		1.18		0.26		60
Year ended 12/31/21	10.24	(0.03)	2.37	2.34	(0.03)	–	(0.03)	12.55	22.86	99,770	1.18		1.18		(0.24)		58
Year ended 12/31/20	11.88	0.02	0.78	0.80	(0.06)	(2.38)	(2.44)	10.24	8.94	90,788	1.19		1.19		0.24		75
Year ended 12/31/19	10.72	0.05	2.53	2.58	(0.03)	(1.39)	(1.42)	11.88	25.04	89,057	1.18		1.19		0.45		114
Year ended 12/31/18	14.11	0.03	(1.36)	(1.33)	(0.02)	(2.04)	(2.06)	10.72	(11.60)	71,829	1.16		1.19		0.21		27

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Main Street Mid Cap Fund®

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

Invesco V.I. Main Street Mid Cap Fund®

net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $1,044 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.700%

Next $500 million	0.675%

Over $1.5 billion	0.650%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.72%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $1,427.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $15,050 for accounting and fund administrative services and was reimbursed $146,562 for fees paid to insurance

Invesco V.I. Main Street Mid Cap Fund®

companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $1,522 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$202,322,568	$–	$–	$202,322,568

Money Market Funds	1,900,729	24,689,883	–	26,590,612

Total Investments	$204,223,297	$24,689,883	$–	$228,913,180

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended June 30, 2023, the Fund engaged in securities purchases of $1,082,897.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. Main Street Mid Cap Fund®

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$3,018,830	$–	$3,018,830

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $29,768,358 and $39,190,655, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$50,073,798

Aggregate unrealized (depreciation) of investments	(4,574,294)

Net unrealized appreciation of investments	$45,499,504

Cost of investments for tax purposes is $183,413,676.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	101,664	$896,453	238,081	$2,453,533

Series II	390,907	3,365,930	1,596,236	17,412,968

Issued as reinvestment of dividends:
Series I	-	-	3,159,066	26,504,560

Series II	-	-	2,248,986	18,104,337

Reacquired:
Series I	(898,384)	(8,015,115)	(1,830,307)	(20,043,824)

Series II	(607,252)	(5,183,702)	(2,321,559)	(24,993,577)

Net increase (decrease) in share activity	(1,013,065)	$(8,936,434)	3,090,503	$19,437,997

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Main Street Mid Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,101.40	$4.85	$1,020.18	$4.66	0.93%
Series II	1,000.00	1,099.60	6.14	1,018.94	5.91	1.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Mid Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one year

Invesco V.I. Main Street Mid Cap Fund®

period and below the performance of the Index for the three and five year periods. The Board considered that stock selection in and overweight exposure to certain sectors detracted from the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s total expense ratio relative to peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities

Invesco V.I. Main Street Mid Cap Fund®

Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Main Street Mid Cap Fund®

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Main Street Small Cap Fund®

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIMSS-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	9.36%
Series II Shares	9.22
Russell 2000 Index▼	8.09

Source(s): ▼RIMES Technologies Corp.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (5/1/98)	8.47%
10 Years	9.90
5 Years	7.27
1 Year	15.45
Series II Shares
Inception (7/16/01)	9.05%
10 Years	9.63
5 Years	7.00
1 Year	15.15

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Main Street Small Cap Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Main Street Small Cap Fund® (renamed Invesco V.I. Main Street Small Cap Fund® on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.     The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Main Street Small Cap Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Main Street Small Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Main Street Small Cap Fund®

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.35%
Aerospace & Defense–2.61%
BWX Technologies, Inc.(b)	109,847	$7,861,750

Curtiss-Wright Corp.	69,374	12,741,229

		20,602,979

Air Freight & Logistics–1.26%
Hub Group, Inc., Class A(c)	123,360	9,908,275

Aluminum–1.49%
Century Aluminum Co.(b)(c)	471,801	4,114,105

Kaiser Aluminum Corp.	106,746	7,647,283

		11,761,388

Apparel, Accessories & Luxury Goods–0.60%
Capri Holdings Ltd.(b)(c)	131,856	4,732,312

Application Software–3.09%
Consensus Cloud Solutions, Inc.(c)	88,761	2,751,591

Envestnet, Inc.(b)(c)	121,994	7,240,344

HashiCorp, Inc., Class A(c)	267,715	7,008,778

Sprout Social, Inc., Class A(b)(c)	159,636	7,368,798

		24,369,511

Asset Management & Custody Banks–1.26%
Federated Hermes, Inc., Class B	277,226	9,938,552

Automotive Parts & Equipment–2.36%
Dorman Products, Inc.(c)	113,090	8,914,885

Visteon Corp.(c)	67,748	9,729,290

		18,644,175

Automotive Retail–2.83%
AutoNation, Inc.(b)(c)	110,959	18,264,961

Murphy USA, Inc.	13,000	4,044,430

		22,309,391

Biotechnology–2.54%
ADMA Biologics, Inc.(c)	1,291,847	4,766,915

Ascendis Pharma A/S, ADR (Denmark)(c)	51,775	4,620,919

Avid Bioservices, Inc.(b)(c)	150,055	2,096,268

Bridgebio Pharma, Inc.(b)(c)	165,143	2,840,460

IVERIC bio, Inc.(c)	146,373	5,758,314

		20,082,876

Building Products–1.32%
Zurn Elkay Water Solutions Corp.	386,532	10,393,846

Casinos & Gaming–1.11%
Boyd Gaming Corp.	125,794	8,726,330

Commercial & Residential Mortgage Finance–0.65%
PennyMac Financial Services, Inc.(b)	73,293	5,153,231

Construction & Engineering–1.26%
Valmont Industries, Inc.	34,232	9,963,224

Construction Machinery & Heavy Transportation Equipment– 1.37%
Allison Transmission Holdings, Inc.	191,681	10,822,309

	Shares	Value

Construction Materials–2.02%
Summit Materials, Inc., Class A(c)	420,551	$15,917,855

Consumer Staples Merchandise Retail–0.96%
BJ’s Wholesale Club Holdings, Inc.(c)	120,227	7,575,503

Diversified Banks–0.46%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	133,455	3,651,329

Electric Utilities–1.06%
Portland General Electric Co.(b)	178,040	8,337,613

Electrical Components & Equipment–2.83%
Atkore, Inc.(b)(c)	105,260	16,414,245

Regal Rexnord Corp.(b)	38,579	5,937,308

		22,351,553

Electronic Components–2.40%
Belden, Inc.	93,415	8,935,145

Vishay Intertechnology, Inc.(b)	340,011	9,996,323

		18,931,468

Electronic Equipment & Instruments–1.08%
Itron, Inc.(b)(c)	118,682	8,556,972

Environmental & Facilities Services–1.90%
ABM Industries, Inc.(b)	118,505	5,054,238

Casella Waste Systems, Inc., Class A(c)	110,251	9,972,203

		15,026,441

Footwear–0.62%
Steven Madden Ltd.(b)	150,246	4,911,542

Health Care Equipment–3.86%
AtriCure, Inc.(c)	181,618	8,964,665

Inspire Medical Systems, Inc.(c)	44,073	14,307,859

TransMedics Group, Inc.(b)(c)	85,586	7,187,512

		30,460,036

Health Care Facilities–4.59%
Acadia Healthcare Co., Inc.(c)	200,084	15,934,690

Encompass Health Corp.	113,878	7,710,679

Tenet Healthcare Corp.(c)	154,415	12,566,293

		36,211,662

Health Care Services–1.84%
Addus HomeCare Corp.(c)	84,359	7,820,079

Guardant Health, Inc.(b)(c)	187,518	6,713,145

		14,533,224

Health Care Technology–0.88%
Evolent Health, Inc., Class A(b)(c)	228,460	6,922,338

Home Furnishings–0.64%
Tempur Sealy International, Inc.(b)	125,320	5,021,572

Homebuilding–3.22%
KB Home	162,562	8,406,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

	Shares	Value

Homebuilding–(continued)
TopBuild Corp.(c)	64,008	$17,027,408

		25,433,489

Hotel & Resort REITs–1.22%
DiamondRock Hospitality Co.(b)	1,204,027	9,644,256

Human Resource & Employment Services–3.54%
ASGN, Inc.(c)	123,348	9,328,809

Korn Ferry	170,121	8,427,795

Paycor HCM, Inc.(b)(c)	430,981	10,201,320

		27,957,924

Industrial Machinery & Supplies & Components–2.98%
3D Systems Corp.(c)	220,673	2,191,283

EnPro Industries, Inc.	111,282	14,859,485

Esab Corp.	97,031	6,456,443

		23,507,211

Interactive Media & Services–1.60%
Ziff Davis, Inc.(b)(c)	180,803	12,667,058

Investment Banking & Brokerage–1.40%
Stifel Financial Corp.	184,911	11,033,639

IT Consulting & Other Services–0.58%
Endava PLC, ADR (United Kingdom)(b)(c)	88,307	4,573,420

Leisure Products–0.58%
Topgolf Callaway Brands Corp.(b)(c)	229,615	4,557,858

Life Sciences Tools & Services–1.05%
BioLife Solutions, Inc.(b)(c)	219,073	4,841,513

CryoPort, Inc.(c)	198,848	3,430,128

		8,271,641

Metal, Glass & Plastic Containers–1.09%
Silgan Holdings, Inc.	183,660	8,611,817

Oil & Gas Drilling–0.85%
Helmerich & Payne, Inc.	188,377	6,677,965

Oil & Gas Equipment & Services–0.81%
NOV, Inc.	398,629	6,394,009

Oil & Gas Exploration & Production–2.17%
Chesapeake Energy Corp.(b)	95,139	7,961,232

CNX Resources Corp.(b)(c)	516,781	9,157,359

		17,118,591

Oil & Gas Storage & Transportation–1.32%
Equitrans Midstream Corp.	1,087,307	10,394,655

Other Specialized REITs–2.47%
Four Corners Property Trust, Inc.(b)	406,585	10,327,259

Outfront Media, Inc.(b)	585,356	9,201,796

		19,529,055

Personal Care Products–1.46%
BellRing Brands, Inc.(c)	313,927	11,489,728

Pharmaceuticals–2.62%
Collegium Pharmaceutical, Inc.(c)	240,965	5,178,338

Intra-Cellular Therapies, Inc.(c)	124,317	7,871,752

	Shares	Value

Pharmaceuticals–(continued)
Reata Pharmaceuticals, Inc., Class A(b)(c)	74,653	$7,611,620

		20,661,710

Property & Casualty Insurance–1.22%
Definity Financial Corp. (Canada)	362,512	9,618,643

Real Estate Operating Companies–0.80%
DigitalBridge Group, Inc.(b)	427,308	6,285,701

Regional Banks–5.69%
Berkshire Hills Bancorp, Inc.	237,937	4,932,434

Cathay General Bancorp	197,702	6,364,027

Columbia Banking System, Inc.	348,254	7,062,591

OceanFirst Financial Corp.	282,334	4,410,057

Pacific Premier Bancorp, Inc.	293,957	6,079,031

Webster Financial Corp.	157,136	5,931,884

Wintrust Financial Corp.	81,965	5,952,298

WSFS Financial Corp.	109,948	4,147,239

		44,879,561

Research & Consulting Services–2.35%
CACI International, Inc., Class A(c)	31,213	10,638,639

KBR, Inc.	121,504	7,905,050

		18,543,689

Restaurants–1.60%
Papa John’s International, Inc.(b)	62,114	4,585,877

Texas Roadhouse, Inc.	71,351	8,011,290

		12,597,167

Semiconductor Materials & Equipment–1.00%
MKS Instruments, Inc.(b)	73,139	7,906,326

Semiconductors–3.02%
Allegro MicroSystems, Inc. (Japan)(b)(c)	203,293	9,176,646

Ambarella, Inc.(b)(c)	86,393	7,228,502

MACOM Technology Solutions Holdings, Inc.(c)	113,262	7,422,059

		23,827,207

Soft Drinks & Non-alcoholic Beverages–0.92%
Coca-Cola Consolidated, Inc.	11,359	7,224,551

Steel–0.84%
Commercial Metals Co.	126,367	6,654,486

Systems Software–2.09%
Gitlab, Inc., Class A(c)	181,549	9,278,969

Progress Software Corp.(b)	124,567	7,237,343

		16,516,312

Transaction & Payment Processing Services–0.97%
Marqeta, Inc., Class A(c)	1,566,575	7,629,220

Total Common Stocks & Other Equity Interests (Cost $566,753,903)		776,024,396

Money Market Funds–1.66%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	4,585,291	4,585,291

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	3,270,530	3,270,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	5,240,332	$5,240,332

Total Money Market Funds (Cost $13,096,668)		13,096,480

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $579,850,571)		789,120,876

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–16.19%
Invesco Private Government Fund, 5.10%(d)(e)(f)	35,759,450	35,759,450

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 5.23%(d)(e)(f)	91,971,325	$91,962,126

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $127,723,355)		127,721,576

TOTAL INVESTMENTS IN SECURITIES–116.20% (Cost $707,573,926)		916,842,452

OTHER ASSETS LESS LIABILITIES–(16.20)%		(127,814,049)

NET ASSETS–100.00%		$789,028,403

Investment Abbreviations:

ADR –  American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 5,254,271	$ 40,093,819	$ (40,762,799)	$ -	$ -	$ 4,585,291	$ 160,964
Invesco Liquid Assets Portfolio, Institutional Class	3,750,198	28,638,442	(29,116,285)	(880)	(618)	3,270,857	103,153
Invesco Treasury Portfolio, Institutional Class	6,004,881	45,821,507	(46,586,056)	-	-	5,240,332	162,179
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,640,295	134,396,947	(136,277,792)	-	-	35,759,450	691,781*
Invesco Private Prime Fund	95,689,915	308,846,106	(312,533,030)	(15,016)	(25,849)	91,962,126	1,849,055*
Total	$148,339,560	$557,796,821	$(565,275,962)	$(15,896)	$(26,467)	$140,818,056	$2,967,132

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Industrials	21.43%

Health Care	17.38

Consumer Discretionary	13.55

Information Technology	13.27

Financials	11.65

Materials	5.44

Energy	5.14

Real Estate	4.49

Consumer Staples	3.33

Other Sectors, Each Less than 2% of Net Assets	2.67

Money Market Funds Plus Other Assets Less Liabilities	1.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $566,753,903)*	$776,024,396

Investments in affiliated money market funds, at value (Cost $140,820,023)	140,818,056

Cash	1,000,000

Foreign currencies, at value (Cost $32,295)	32,135

Receivable for:
Investments sold	5,620,448

Fund shares sold	758,479

Dividends	500,689

Investment for trustee deferred compensation and retirement plans	87,776

Other assets	524

Total assets	924,842,503

Liabilities:
Payable for:
Investments purchased	7,338,886

Fund shares reacquired	218,980

Collateral upon return of securities loaned	127,723,355

Accrued fees to affiliates	424,957

Accrued other operating expenses	20,146

Trustee deferred compensation and retirement plans	87,776

Total liabilities	135,814,100

Net assets applicable to shares outstanding	$789,028,403

Net assets consist of:
Shares of beneficial interest	$563,326,580

Distributable earnings	225,701,823

$789,028,403

Net Assets:
Series I	$156,889,434

Series II	$632,138,969

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,215,402

Series II	25,653,336

Series I:
Net asset value per share	$25.24

Series II:
Net asset value per share	$24.64

*	At June 30, 2023, securities with an aggregate value of $125,697,338 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $11,094)	$4,488,127

Dividends from affiliated money market funds (includes net securities lending income of $64,404)	490,700

Total investment income	4,978,827

Expenses:
Advisory fees	2,530,420

Administrative services fees	598,504

Custodian fees	4,894

Distribution fees - Series II	725,638

Transfer agent fees	17,947

Trustees’ and officers’ fees and benefits	8,778

Reports to shareholders	4,277

Professional services fees	24,179

Other	5,361

Total expenses	3,919,998

Less: Fees waived	(9,405)

Net expenses	3,910,593

Net investment income	1,068,234

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $1,936,044)	48,141,271

Affiliated investment securities	(26,467)

Foreign currencies	641

48,115,445
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	16,760,686

Affiliated investment securities	(15,896)

Foreign currencies	(116)

16,744,674

Net realized and unrealized gain	64,860,119

Net increase in net assets resulting from operations	$65,928,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$1,068,234	$1,485,633

Net realized gain (loss)	48,115,445	(23,750,385)

Change in net unrealized appreciation (depreciation)	16,744,674	(116,235,634)

Net increase (decrease) in net assets resulting from operations	65,928,353	(138,500,386)

Distributions to shareholders from distributable earnings:
Series I	-	(17,665,623)

Series II	-	(72,522,192)

Total distributions from distributable earnings	-	(90,187,815)

Share transactions–net:
Series I	698,911	27,595,256

Series II	16,942,975	38,792,050

Net increase in net assets resulting from share transactions	17,641,886	66,387,306

Net increase (decrease) in net assets	83,570,239	(162,300,895)

Net assets:
Beginning of period	705,458,164	867,759,059

End of period	$789,028,403	$705,458,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/23	$23.08	$0.06	$2.10	$2.16	$ -	$ -	$ -	$25.24	9.36%	$156,889	0.88	%(e)	0.88	%(e)	0.49	%(e)	28%
Year ended 12/31/22	31.47	0.11	(5.12)	(5.01)	(0.15)	(3.23)	(3.38)	23.08	(15.83)	142,703	0.84		0.87		0.41		32
Year ended 12/31/21	27.42	0.01	6.19	6.20	(0.12)	(2.03)	(2.15)	31.47	22.55	158,060	0.80		0.84		0.03		32
Year ended 12/31/20	23.32	0.09	4.47	4.56	(0.14)	(0.32)	(0.46)	27.42	19.93	119,377	0.80		0.91		0.41		35
Year ended 12/31/19	20.36	0.11	5.06	5.17	(0.05)	(2.16)	(2.21)	23.32	26.47	109,695	0.80		0.86		0.49		36
Year ended 12/31/18	25.79	0.07	(2.07)	(2.00)	(0.08)	(3.35)	(3.43)	20.36	(10.32)	123,962	0.80		0.83		0.28		45
Series II
Six months ended 06/30/23	22.56	0.03	2.05	2.08	-	-	-	24.64	9.22	632,139	1.13	(e)	1.13	(e)	0.24	(e)	28
Year ended 12/31/22	30.83	0.04	(5.01)	(4.97)	(0.07)	(3.23)	(3.30)	22.56	(16.04)	562,756	1.09		1.12		0.16		32
Year ended 12/31/21	26.91	(0.07)	6.08	6.01	(0.06)	(2.03)	(2.09)	30.83	22.26	709,699	1.05		1.09		(0.22)		32
Year ended 12/31/20	22.89	0.03	4.39	4.42	(0.08)	(0.32)	(0.40)	26.91	19.63	650,386	1.05		1.16		0.16		35
Year ended 12/31/19	20.03	0.05	4.97	5.02	0.00	(2.16)	(2.16)	22.89	26.13	605,327	1.05		1.11		0.25		36
Year ended 12/31/18	25.42	0.01	(2.03)	(2.02)	(0.02)	(3.35)	(3.37)	20.03	(10.54)	735,969	1.05		1.08		0.03		45

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Main Street Small Cap Fund®

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower

Invesco V.I. Main Street Small Cap Fund®

did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $3,875 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.580%

Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or

Invesco V.I. Main Street Small Cap Fund®

reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $9,405.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $52,340 for accounting and fund administrative services and was reimbursed $546,164 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $9,454 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$776,024,396	$-	$-	$776,024,396
Money Market Funds	13,096,480	127,721,576	-	140,818,056
Total Investments	$789,120,876	$127,721,576	$-	$916,842,452

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended June 30, 2023, the Fund engaged in securities sales of $4,019,581, which resulted in net realized gains of $1,936,044.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Main Street Small Cap Fund®

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$13,570,255	$-	$13,570,255

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $224,683,955 and $201,083,579, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$226,740,795

Aggregate unrealized (depreciation) of investments	(28,220,190)

Net unrealized appreciation of investments	$198,520,605

Cost of investments for tax purposes is $718,321,847.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	480,168	$11,501,271	1,513,424	$40,286,449

Series II	2,086,240	49,335,252	6,330,860	168,624,857

Issued as reinvestment of dividends:
Series I	-	-	771,088	17,665,623

Series II	-	-	3,236,153	72,522,192

Reacquired:
Series I	(448,344)	(10,802,360)	(1,123,240)	(30,356,816)

Series II	(1,381,295)	(32,392,277)	(7,638,283)	(202,354,999)

Net increase in share activity	736,769	$17,641,886	3,090,002	$66,387,306

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Main Street Small Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,093.60	$4.57	$1,020.43	$4.41	0.88%
Series II	1,000.00	1,092.20	5.86	1,019.19	5.66	1.13

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Small Cap Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

Invesco V.I. Main Street Small Cap Fund®

performance of Series II shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The

Invesco V.I. Main Street Small Cap Fund®

Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Main Street Small Cap Fund®

Semiannual Report to Shareholders	June 30, 2023

Invesco Oppenheimer V.I. International Growth Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIIGR-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	15.48%

Series II Shares	15.17

MSCI All Country World ex USA Index▼	9.47

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23

Series I Shares
Inception (5/13/92)	6.72%
10 Years	5.08
5 Years	3.73
1 Year	21.04

Series II Shares
Inception (3/19/01)	5.54%
10 Years	4.83
5 Years	3.53
1 Year	20.51

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer International Growth Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. International Growth Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. International Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. International Growth Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.11%
Australia–2.73%

CSL Ltd.	27,157	$ 5,025,373

James Hardie Industries PLC, CDI(a)	168,014	4,478,649

		9,504,022

Canada–4.54%

Alimentation Couche-Tard, Inc.	139,633	7,160,045

Dollarama, Inc.	127,783	8,654,230

		15,814,275

China–0.28%

Alibaba Group Holding Ltd.(a)	93,700	974,486

Denmark–4.06%

Novo Nordisk A/S, Class B	87,492	14,131,162

France–17.08%

Airbus SE	35,602	5,146,459

Capgemini SE	14,108	2,672,637

Dassault Systemes SE	63,310	2,807,552

Edenred	89,125	5,967,893

EssilorLuxottica S.A.	19,418	3,674,815

Hermes International	5,066	11,020,816

Kering S.A.	3,660	2,027,046

L’Oreal S.A.	12,644	5,900,671

LVMH Moet Hennessy Louis Vuitton SE	14,057	13,265,954

Sartorius Stedim Biotech	15,922	3,978,855

Schneider Electric SE	16,588	3,023,448

		59,486,146

Germany–5.24%

AIXTRON SE	99,300	3,368,471

CTS Eventim AG & Co. KGaA	78,690	4,969,506

HelloFresh SE(a)	67,842	1,677,474

SAP SE	12,856	1,755,409

Siemens AG	19,715	3,281,533

Siemens Healthineers AG(b)	56,751	3,211,949

		18,264,342

India–3.99%

Dr Lal PathLabs Ltd.(b)	107,773	2,968,353

Reliance Industries Ltd.	350,082	10,915,667

		13,884,020

Ireland–2.69%

Flutter Entertainment PLC(a)	46,722	9,384,382

Italy–2.42%

Davide Campari-Milano N.V.	608,482	8,432,711

Japan–7.91%

Benefit One, Inc.	95,500	978,773

Daikin Industries Ltd.	35,400	7,226,013

Hitachi Ltd.	59,700	3,694,929

Hoya Corp.	31,193	3,720,994

Keyence Corp.	13,924	6,584,913

Kobe Bussan Co. Ltd.	131,300	3,394,094

	Shares	Value
Japan–(continued)

Nihon M&A Center Holdings, Inc.	254,300	$ 1,952,766

		27,552,482

Netherlands–6.22%

Aalberts N.V.	65,792	2,769,624

Adyen N.V.(a)(b)	2,198	3,808,286

ASM International N.V.	6,392	2,718,385

ASML Holding N.V.	13,625	9,862,742

Universal Music Group N.V.	112,604	2,501,789

		21,660,826

New Zealand–0.63%

Xero Ltd.(a)	27,454	2,194,147

Spain–2.37%

Amadeus IT Group S.A.(a)	108,453	8,268,592

Sweden–4.67%

Atlas Copco AB, Class A	483,636	6,975,134

Epiroc AB, Class A	491,101	9,302,281

		16,277,415

Switzerland–4.26%

Barry Callebaut AG	801	1,546,234

Lonza Group AG	4,669	2,788,282

Sika AG	24,274	6,942,913

VAT Group AG(b)	8,608	3,565,226

		14,842,655

Taiwan–1.07%

Taiwan Semiconductor Manufacturing Co. Ltd.	200,000	3,727,065

United Kingdom–21.84%

Abcam PLC, ADR(a)	98,628	2,413,427

Ashtead Group PLC	51,726	3,591,850

Auto Trader Group PLC(b)	549,078	4,255,702

Britvic PLC	372,718	4,054,228

Compass Group PLC	378,250	10,580,879

ConvaTec Group PLC(b)	960,964	2,505,926

Entain PLC	163,328	2,652,482

JD Sports Fashion PLC	3,118,847	5,780,777

Legal & General Group PLC	1,001,107	2,902,041

London Stock Exchange Group PLC	87,799	9,303,769

Next PLC	81,067	7,119,157

Ocado Group PLC(a)	156,450	1,130,285

Rentokil Initial PLC	993,826	7,762,506

Rightmove PLC	574,929	3,819,212

RS GROUP PLC	294,637	2,847,746

Trainline PLC(a)(b)	1,618,706	5,355,535

		76,075,522

United States–7.11%

EPAM Systems, Inc.(a)	22,796	5,123,401

Experian PLC	75,734	2,910,121

Ferguson PLC	41,503	6,552,201

Medtronic PLC	25,761	2,269,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

	Shares	Value
United States–(continued)

ResMed, Inc.	36,218	$ 7,913,633

		24,768,900

Total Common Stocks & Other Equity Interests (Cost $203,969,049)		345,243,150

Money Market Funds–1.50%

Invesco Government & Agency Portfolio, Institutional Class, 5.05%(c)(d)	1,829,460	1,829,460

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(c)(d)	1,306,494	1,306,625

	Shares	Value
Money Market Funds–(continued)

Invesco Treasury Portfolio, Institutional Class, 5.03%(c)(d)	2,090,812	$2,090,812

Total Money Market Funds (Cost $5,226,909)		5,226,897

TOTAL INVESTMENTS IN SECURITIES–100.61% (Cost $209,195,958)		350,470,047

OTHER ASSETS LESS LIABILITIES–(0.61)%		(2,135,753)

NET ASSETS–100.00%		$348,334,294

Investment Abbreviations:

ADR – American Depositary Receipt

CDI  – CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $25,670,977, which represented 7.37% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,957,395	$10,256,988	$(11,384,923)	$-	$-	$1,829,460	$37,222
Invesco Liquid Assets Portfolio, Institutional Class	2,105,957	7,326,419	(8,125,573)	(158)	(20)	1,306,625	17,582
Invesco Treasury Portfolio, Institutional Class	3,379,880	11,722,272	(13,011,340)	-	-	2,090,812	28,228
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,575	14,458	(49,033)	-	-	-	295*
Invesco Private Prime Fund	88,906	18,678	(107,590)	(9)	15	-	799*
Total	$8,566,713	$29,338,815	$(32,678,459)	$(167)	$(5)	$5,226,897	$84,126

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Consumer Discretionary	24.43%

Industrials	20.55

Health Care	15.67

Information Technology	11.72

Consumer Staples	9.56

Financials	6.31

Communication Services	4.46

Materials	3.28

Energy	3.13

Money Market Funds Plus Other Assets Less Liabilities	0.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $203,969,049)	$345,243,150

Investments in affiliated money market funds, at value (Cost $5,226,909)	5,226,897

Cash	500,000

Foreign currencies, at value (Cost $418,146)	417,412

Receivable for:
Investments sold	13,118

Fund shares sold	72,828

Dividends	1,056,486

Investment for trustee deferred compensation and retirement plans	54,406

Other assets	288

Total assets	352,584,585

Liabilities:
Payable for:
Investments purchased	3,527,606

Fund shares reacquired	349,357

Accrued foreign taxes	123,589

Accrued fees to affiliates	176,854

Accrued other operating expenses	18,479

Trustee deferred compensation and retirement plans	54,406

Total liabilities	4,250,291

Net assets applicable to shares outstanding	$348,334,294

Net assets consist of:
Shares of beneficial interest	$193,539,101

Distributable earnings	154,795,193

$348,334,294

Net Assets:
Series I	$186,640,992

Series II	$161,693,302

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	96,188,516

Series II	78,890,834

Series I:
Net asset value per share	$1.94

Series II:
Net asset value per share	$2.05

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $77,535)	$2,674,896

Dividends from affiliated money market funds (includes net securities lending income of $85)	83,117

Foreign withholding tax claims	104,135

Total investment income	2,862,148

Expenses:
Advisory fees	1,604,676

Administrative services fees	274,640

Custodian fees	21,587

Distribution fees - Series II	193,916

Transfer agent fees	7,945

Trustees’ and officers’ fees and benefits	7,426

Reports to shareholders	3,984

Professional services fees	24,792

Other	3,444

Total expenses	2,142,410

Less: Fees waived	(277,399)

Net expenses	1,865,011

Net investment income	997,137

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $3)	14,888,658

Affiliated investment securities	(5)

Foreign currencies	(136,097)

Forward foreign currency contracts	(99)

14,752,457

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $22,837)	32,117,578

Affiliated investment securities	(167)

Foreign currencies	29,974

32,147,385

Net realized and unrealized gain	46,899,842

Net increase in net assets resulting from operations	$47,896,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income	$997,137	$1,339,031

Net realized gain (loss)	14,752,457	(1,984,215)

Change in net unrealized appreciation (depreciation)	32,147,385	(120,888,520)

Net increase (decrease) in net assets resulting from operations	47,896,979	(121,533,704)

Distributions to shareholders from distributable earnings:
Series I	–	(33,742,047)

Series II	–	(28,139,590)

Total distributions from distributable earnings	–	(61,881,637)

Share transactions–net:
Series I	(6,271,046)	29,232,375

Series II	(7,804,627)	24,369,164

Net increase (decrease) in net assets resulting from share transactions	(14,075,673)	53,601,539

Net increase (decrease) in net assets	33,821,306	(129,813,802)

Net assets:
Beginning of period	314,512,988	444,326,790

End of period	$348,334,294	$314,512,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/23	$1.68	$0.01	$0.25	$0.26	$–	$–	$–	$1.94	15.48%	$186,641	1.00	%(e)	1.16	%(e)	0.71	%(e)	11%
Year ended 12/31/22	2.92	0.01	(0.83)	(0.82)	–	(0.42)	(0.42)	1.68	(27.13)	167,154	1.00		1.18		0.51		26
Year ended 12/31/21	2.91	(0.00)	0.30	0.30	–	(0.29)	(0.29)	2.92	10.22	235,425	1.00		1.13		(0.16)		22
Year ended 12/31/20	2.45	(0.00)	0.52	0.52	(0.02)	(0.04)	(0.06)	2.91	21.50	230,463	1.00		1.15		(0.01)		37
Year ended 12/31/19	2.03	0.02	0.54	0.56	(0.02)	(0.12)	(0.14)	2.45	28.60	221,944	1.00		1.13		0.91		51
Year ended 12/31/18	2.59	0.02	(0.51)	(0.49)	(0.02)	(0.05)	(0.07)	2.03	(19.42)	267,220	1.00		1.10		0.83		25
Series II
Six months ended 06/30/23	1.78	0.00	0.27	0.27	–	–	–	2.05	15.17	161,693	1.25	(e)	1.41	(e)	0.46	(e)	11
Year ended 12/31/22	3.06	0.01	(0.87)	(0.86)	–	(0.42)	(0.42)	1.78	(27.17)	147,359	1.25		1.43		0.26		26
Year ended 12/31/21	3.04	(0.01)	0.32	0.31	–	(0.29)	(0.29)	3.06	10.12	208,901	1.25		1.38		(0.41)		22
Year ended 12/31/20	2.56	(0.01)	0.55	0.54	(0.02)	(0.04)	(0.06)	3.04	21.04	271,421	1.25		1.40		(0.26)		37
Year ended 12/31/19	2.12	0.02	0.56	0.58	(0.02)	(0.12)	(0.14)	2.56	27.95	252,753	1.25		1.38		0.67		51
Year ended 12/31/18	2.70	0.01	(0.52)	(0.51)	(0.02)	(0.05)	(0.07)	2.12	(19.55)	199,636	1.25		1.35		0.58		25

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco Oppenheimer V.I. International Growth Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

Invesco Oppenheimer V.I. International Growth Fund

net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $250 million	1.000%

Next $250 million	0.900%

Next $500 million	0.850%

Over $1 billion	0.820%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.96%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.00% and Series II shares to 1.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Invesco Oppenheimer V.I. International Growth Fund

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $277,399.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $24,001 for accounting and fund administrative services and was reimbursed $250,639 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$9,504,022	$–	$ 9,504,022

Canada	15,814,275	–	–	15,814,275

China	–	974,486	–	974,486

Denmark	–	14,131,162	–	14,131,162

France	–	59,486,146	–	59,486,146

Germany	–	18,264,342	–	18,264,342

India	–	13,884,020	–	13,884,020

Ireland	–	9,384,382	–	9,384,382

Italy	–	8,432,711	–	8,432,711

Japan	–	27,552,482	–	27,552,482

Netherlands	–	21,660,826	–	21,660,826

New Zealand	–	2,194,147	–	2,194,147

Spain	–	8,268,592	–	8,268,592

Sweden	–	16,277,415	–	16,277,415

Switzerland	–	14,842,655	–	14,842,655

Taiwan	–	3,727,065	–	3,727,065

United Kingdom	2,413,427	73,662,095	–	76,075,522

United States	15,306,578	9,462,322	–	24,768,900

Money Market Funds	5,226,897	–	–	5,226,897

Total Investments	$38,761,177	$311,708,870	$–	$350,470,047

Invesco Oppenheimer V.I. International Growth Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Realized Gain (Loss):

Forward foreign currency contracts	$(99)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$55,654

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,164,401	$–	$1,164,401

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $35,185,153 and $41,674,652, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$148,369,044

Aggregate unrealized (depreciation) of investments	(9,628,922)

Net unrealized appreciation of investments	$138,740,122

Cost of investments for tax purposes is $211,729,925.

Invesco Oppenheimer V.I. International Growth Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	5,840,711	$10,624,622	11,634,403	$25,105,861

Series II	6,855,176	13,578,907	10,347,046	23,575,662

Issued as reinvestment of dividends:
Series I	-	-	21,491,750	33,742,047

Series II	-	-	16,951,560	28,139,590

Reacquired:
Series I	(9,199,808)	(16,895,668)	(14,119,652)	(29,615,533)

Series II	(10,941,417)	(21,383,534)	(12,498,832)	(27,346,088)

Net increase (decrease) in share activity	(7,445,338)	$(14,075,673)	33,806,275	$53,601,539

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Oppenheimer V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,154.80	$5.34	$1,019.84	$5.01	1.00%
Series II	1,000.00	1,151.70	6.67	1,018.60	6.26	1.25

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. International Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-U.S.® Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of

Invesco Oppenheimer V.I. International Growth Fund

the Fund was below the performance of the Index for the one, three, and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that stock selection in certain sectors and geographic regions detracted from the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board requested and considered additional information from management regarding such relative contractual management fees and total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s contractual management fee schedule and the Fund’s total expense ratio relative to peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that

Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated

Invesco Oppenheimer V.I. International Growth Fund

money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. International Growth Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Small Cap Equity Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VISCE-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	10.09%
Series II Shares	9.98
S&P 500 Index▼ (Broad Market Index)	16.89
Russell 2000 Index▼ (Style-Specific Index)	8.09
Lipper VUF Small-Cap Core Funds Index∎ (Peer Group Index)	6.80

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (8/29/03)	8.38%
10 Years	7.87
5 Years	6.60
1 Year	17.74

Series II Shares
Inception (8/29/03)	8.12%
10 Years	7.60
5 Years	6.34
1 Year	17.41

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Small Cap Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Small Cap Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.47%
Aerospace & Defense–1.30%

Curtiss-Wright Corp.	14,982	$ 2,751,594

Alternative Carriers–1.07%

Iridium Communications, Inc.	36,491	2,266,821

Apparel Retail–0.65%

Foot Locker, Inc.(b)	51,097	1,385,240

Apparel, Accessories & Luxury Goods–0.94%

Oxford Industries, Inc.(b)	20,326	2,000,485

Application Software–5.81%

Descartes Systems Group, Inc. (The) (Canada)(c)	33,851	2,711,803

Digital Turbine, Inc.(c)	58,804	545,701

Manhattan Associates, Inc.(c)	18,804	3,758,543

New Relic, Inc.(c)	22,536	1,474,756

PowerSchool Holdings, Inc., Class A(b)(c)	104,305	1,996,398

Workiva, Inc.(c)	18,054	1,835,370

		12,322,571

Asset Management & Custody Banks–1.93%

Avantax, Inc.(c)	93,937	2,102,310

Federated Hermes, Inc., Class B	55,517	1,990,284

		4,092,594

Automotive Parts & Equipment–1.53%

Visteon Corp.(b)(c)	22,536	3,236,395

Biotechnology–1.78%

Ascendis Pharma A/S, ADR (Denmark)(c)	11,457	1,022,537

CRISPR Therapeutics AG (Switzerland)(b)(c)	9,460	531,085

Karuna Therapeutics, Inc.(b)(c)	4,205	911,854

Mirati Therapeutics, Inc.(b)(c)	2,818	101,814

Natera, Inc.(b)(c)	24,944	1,213,775

		3,781,065

Broadline Retail–0.96%

Ollie’s Bargain Outlet Holdings, Inc.(c)	35,203	2,039,310

Building Products–1.14%

Masonite International Corp.(c)	23,545	2,411,950

Cargo Ground Transportation–2.08%

Knight-Swift Transportation Holdings, Inc.	40,465	2,248,235

XPO, Inc.(c)	36,795	2,170,905

		4,419,140

Casinos & Gaming–0.37%

Penn Entertainment, Inc.(b)(c)	32,927	791,236

Commercial & Residential Mortgage Finance–1.74%

Essent Group Ltd.	39,247	1,836,760

Radian Group, Inc.(b)	73,240	1,851,507

		3,688,267

	Shares	Value
Construction & Engineering–2.84%

Comfort Systems USA, Inc.	14,092	$ 2,313,906

WillScot Mobile Mini Holdings Corp.(c)	77,725	3,714,478

		6,028,384

Construction Materials–2.00%

Summit Materials, Inc., Class A(c)	112,138	4,244,423

Electrical Components & Equipment–3.94%

EnerSys	25,076	2,721,248

Nextracker, Inc., Class A(c)	60,068	2,391,307

Vertiv Holdings Co.(b)	131,003	3,244,944

		8,357,499

Electronic Equipment & Instruments–1.29%

Badger Meter, Inc.(b)	18,591	2,743,288

Electronic Manufacturing Services–3.30%

Flex Ltd.(c)	133,279	3,683,831

Jabil, Inc.	30,702	3,313,667

		6,997,498

Environmental & Facilities Services–1.80%

Casella Waste Systems, Inc., Class A(c)	25,644	2,319,500

Montrose Environmental Group, Inc.(c)	35,317	1,487,552

		3,807,052

Financial Exchanges & Data–1.29%

TMX Group Ltd. (Canada)	121,795	2,740,675

Food Retail–1.27%

Sprouts Farmers Market, Inc.(b)(c)	73,224	2,689,517

Gas Utilities–0.88%

ONE Gas, Inc.(b)	24,160	1,855,730

Health Care Equipment–4.18%

AtriCure, Inc.(c)	43,489	2,146,617

CONMED Corp.(b)	21,647	2,941,611

Enovis Corp.(c)	8,958	574,387

iRhythm Technologies, Inc.(c)	14,359	1,497,931

QuidelOrtho Corp.(b)(c)	20,564	1,703,933

		8,864,479

Health Care Facilities–2.63%

Encompass Health Corp.	34,317	2,323,604

Tenet Healthcare Corp.(c)	39,907	3,247,632

		5,571,236

Health Care Services–1.67%

NeoGenomics, Inc.(c)	95,481	1,534,380

R1 RCM, Inc.(b)(c)	109,001	2,011,068

		3,545,448

Health Care Supplies–1.01%

OrthoPediatrics Corp.(b)(c)	49,041	2,150,448

Health Care Technology–0.89%

Simulations Plus, Inc.(b)	43,307	1,876,492

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value
Homebuilding–1.87%

Taylor Morrison Home Corp., Class A(c)	81,283	$ 3,964,172

Hotels, Resorts & Cruise Lines–1.11%

Travel + Leisure Co.	58,318	2,352,548

Human Resource & Employment Services–0.97%

Alight, Inc., Class A(c)	221,307	2,044,877

Industrial Machinery & Supplies & Components–4.30%

Chart Industries, Inc.(b)(c)	11,809	1,886,960

Gates Industrial Corp. PLC(c)	155,517	2,096,369

ITT, Inc.	28,774	2,682,025

Timken Co. (The)(b)	26,867	2,459,136

		9,124,490

Industrial REITs–2.29%

EastGroup Properties, Inc.	14,874	2,582,127

STAG Industrial, Inc.	63,431	2,275,904

		4,858,031

Interactive Media & Services–0.59%

Eventbrite, Inc., Class A(c)	131,067	1,251,690

Investment Banking & Brokerage–2.00%

LPL Financial Holdings, Inc.	9,580	2,082,980

Piper Sandler Cos.(b)	16,747	2,164,717

		4,247,697

Leisure Products–1.23%

Acushnet Holdings Corp.(b)	47,790	2,613,157

Life & Health Insurance–1.04%

Primerica, Inc.(b)	11,176	2,210,166

Life Sciences Tools & Services–1.45%

CryoPort, Inc.(c)	99,036	1,708,371

Quanterix Corp.(b)(c)	60,805	1,371,153

		3,079,524

Oil & Gas Equipment & Services–2.70%

Cactus, Inc., Class A(b)	48,508	2,052,859

Weatherford International PLC(c)	55,306	3,673,424

		5,726,283

Oil & Gas Exploration & Production–1.71%

Matador Resources Co.(b)	41,439	2,168,088

Southwestern Energy Co.(c)	242,681	1,458,513

		3,626,601

Other Specialized REITs–1.30%

Gaming and Leisure Properties, Inc.	56,647	2,745,114

Packaged Foods & Meats–1.08%

Hostess Brands, Inc.(c)	90,718	2,296,980

Paper & Plastic Packaging Products & Materials–1.16%

Graphic Packaging Holding Co.(b)	102,122	2,453,992

Pharmaceuticals–0.17%

Arvinas, Inc.(b)(c)	14,288	354,628

Property & Casualty Insurance–1.19%

RLI Corp.	18,558	2,532,610

	Shares	Value
Regional Banks–4.13%

Cullen/Frost Bankers, Inc.	19,075	$ 2,051,135

First Financial Bankshares, Inc.(b)	63,079	1,797,121

Pinnacle Financial Partners, Inc.(b)	30,917	1,751,448

South State Corp.(b)	22,322	1,468,787

Webster Financial Corp.(b)	44,715	1,687,991

		8,756,482

Reinsurance–2.54%

Reinsurance Group of America, Inc.	21,576	2,992,376

RenaissanceRe Holdings Ltd. (Bermuda)	12,883	2,402,937

		5,395,313

Restaurants–1.96%

Bloomin’ Brands, Inc.	88,793	2,387,644

Papa John’s International, Inc.(b)	23,942	1,767,638

		4,155,282

Semiconductor Materials & Equipment–0.64%

Ichor Holdings Ltd.(c)	36,261	1,359,787

Semiconductors–5.33%

Diodes, Inc.(c)	22,258	2,058,643

Lattice Semiconductor Corp.(c)	35,873	3,446,319

MaxLinear, Inc.(c)	51,354	1,620,732

Power Integrations, Inc.(b)	24,006	2,272,648

Silicon Laboratories, Inc.(b)(c)	12,020	1,896,035

		11,294,377

Specialty Chemicals–1.03%

Ashland, Inc.(b)	25,144	2,185,265

Systems Software–1.18%

CommVault Systems, Inc.(c)	34,538	2,508,149

Technology Distributors–1.11%

Avnet, Inc.	46,742	2,358,134

Trading Companies & Distributors–2.34%

Applied Industrial Technologies, Inc.	19,313	2,797,102

Core & Main, Inc., Class A(c)	68,855	2,157,915

		4,955,017

Transaction & Payment Processing Services–0.88%

Shift4 Payments, Inc., Class A(b)(c)	27,453	1,864,333

Water Utilities–0.88%

SJW Group(b)	26,611	1,865,697
Total Common Stocks & Other Equity Interests (Cost $166,868,241)		208,839,233

Money Market Funds–1.32%

Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	975,792	975,792

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	704,561	704,631
Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	1,115,192	1,115,192

Total Money Market Funds (Cost $2,795,614)		2,795,615

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $169,663,855)		211,634,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–22.77%

Invesco Private Government Fund, 5.10%(d)(e)(f)	13,522,978	$13,522,978

Invesco Private Prime Fund, 5.23%(d)(e)(f)	34,776,850	34,773,371

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,297,592)		48,296,349

TOTAL INVESTMENTS IN SECURITIES-122.56% (Cost $217,961,447)		259,931,197

OTHER ASSETS LESS LIABILITIES–(22.56)%		(47,839,696)

NET ASSETS–100.00%		$212,091,501

Investment Abbreviations:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 862,455	$8,537,651	$(8,424,314)	$ -	$-	$975,792	$ 42,817
Invesco Liquid Assets Portfolio, Institutional Class	623,914	6,098,322	(6,017,368)	(218)	(19)	704,631	29,689
Invesco Treasury Portfolio, Institutional Class	985,664	9,757,315	(9,627,787)	-	-	1,115,192	46,167
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,816,737	56,135,325	(52,429,084)	-	-	13,522,978	239,693*
Invesco Private Prime Fund	25,243,037	109,346,363	(99,805,127)	(4,818)	(6,084)	34,773,371	647,621*
Total	$37,531,807	$189,874,976	$(176,303,680)	$(5,036)	$(6,103)	$51,091,964	$1,005,987

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Industrials	20.70%

Information Technology	18.66

Financials	16.75

Health Care	13.78

Consumer Discretionary	10.63

Energy	4.41

Materials	4.19

Real Estate	3.59

Consumer Staples	2.35

Other Sectors, Each Less than 2% of Net Assets	3.41

Money Market Funds Plus Other Assets Less Liabilities	1.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $166,868,241)*	$208,839,233

Investments in affiliated money market funds, at value (Cost $51,093,206)	51,091,964

Foreign currencies, at value (Cost $150)	152

Receivable for:
Investments sold	1,261,818

Fund shares sold	104,265

Dividends	97,672

Investment for trustee deferred compensation and retirement plans	43,883

Other assets	209

Total assets	261,439,196

Liabilities:
Payable for:
Investments purchased	752,281

Fund shares reacquired	117,042

Collateral upon return of securities loaned	48,297,592

Accrued fees to affiliates	107,767

Accrued other operating expenses	23,108

Trustee deferred compensation and retirement plans	49,905

Total liabilities	49,347,695

Net assets applicable to shares outstanding	$212,091,501

Net assets consist of:
Shares of beneficial interest	$168,391,491

Distributable earnings	43,700,010

$212,091,501

Net Assets:
Series I	$105,172,892

Series II	$106,918,609

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,342,222

Series II	7,130,448

Series I:
Net asset value per share	$16.58

Series II:
Net asset value per share	$14.99

*	At June 30, 2023, securities with an aggregate value of $47,406,122 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $4,695)	$1,015,499

Dividends from affiliated money market funds (includes net securities lending income of $28,753)	147,426

Total investment income	1,162,925

Expenses:
Advisory fees	759,164

Administrative services fees	167,823

Custodian fees	1,511

Distribution fees - Series II	126,713

Transfer agent fees	5,029

Trustees’ and officers’ fees and benefits	7,084

Reports to shareholders	4,286

Professional services fees	21,798

Other	1,265

Total expenses	1,094,673

Less: Fees waived	(2,393)

Net expenses	1,092,280

Net investment income	70,645

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(94,510))	(1,448,385)

Affiliated investment securities	(6,103)

Foreign currencies	(1)

(1,454,489)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	20,578,747

Affiliated investment securities	(5,036)

Foreign currencies	4

20,573,715

Net realized and unrealized gain	19,119,226

Net increase in net assets resulting from operations	$19,189,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income	$70,645	$53,410

Net realized gain (loss)	(1,454,489)	4,803,039

Change in net unrealized appreciation (depreciation)	20,573,715	(59,000,465)

Net increase (decrease) in net assets resulting from operations	19,189,871	(54,144,016)

Distributions to shareholders from distributable earnings:
Series I	–	(19,952,983)

Series II	–	(20,047,425)

Total distributions from distributable earnings	–	(40,000,408)

Share transactions–net:
Series I	(5,035,514)	6,426,270

Series II	3,861,627	12,413,447

Net increase (decrease) in net assets resulting from share transactions	(1,173,887)	18,839,717

Net increase (decrease) in net assets	18,015,984	(75,304,707)

Net assets:
Beginning of period	194,075,517	269,380,224

End of period	$212,091,501	$194,075,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$15.06	$ 0.02	$ 1.50	$ 1.52	$–	$–	$–	$16.58	10.09%	$105,173	0.95	%(d)	0.95	%(d)	0.19	%(d)	22%
Year ended 12/31/22	23.49	0.03	(4.85)	(4.82)	–	(3.61)	(3.61)	15.06	(20.51)	100,267	0.95		0.95		0.14		33
Year ended 12/31/21	20.62	0.01	4.19	4.20	(0.04)	(1.29)	(1.33)	23.49	20.41	142,095	0.95		0.95		0.04		21
Year ended 12/31/20	17.73	0.04	4.48	4.52	(0.06)	(1.57)	(1.63)	20.62	27.25	129,881	0.96		0.96		0.21		45
Year ended 12/31/19	15.93	0.06	4.03	4.09	–	(2.29)	(2.29)	17.73	26.60	118,208	0.96		0.96		0.34		44
Year ended 12/31/18	20.02	0.02	(2.74)	(2.72)	–	(1.37)	(1.37)	15.93	(15.08)	106,064	0.96		0.96		0.10		22
Series II
Six months ended 06/30/23	13.63	(0.00)	1.36	1.36	–	–	–	14.99	9.98	106,919	1.20	(d)	1.20	(d)	(0.06	)(d)	22
Year ended 12/31/22	21.75	(0.02)	(4.49)	(4.51)	–	(3.61)	(3.61)	13.63	(20.73)	93,808	1.20		1.20		(0.11)		33
Year ended 12/31/21	19.19	(0.04)	3.89	3.85	(0.00)	(1.29)	(1.29)	21.75	20.09	127,285	1.20		1.20		(0.21)		21
Year ended 12/31/20	16.60	(0.01)	4.17	4.16	(0.00)	(1.57)	(1.57)	19.19	26.87	114,407	1.21		1.21		(0.04)		45
Year ended 12/31/19	15.07	0.02	3.80	3.82	–	(2.29)	(2.29)	16.60	26.32	98,043	1.21		1.21		0.09		44
Year ended 12/31/18	19.05	(0.03)	(2.58)	(2.61)	–	(1.37)	(1.37)	15.07	(15.27)	119,664	1.21		1.21		(0.15)		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Small Cap Equity Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

Invesco V.I. Small Cap Equity Fund

consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $1,910 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.745%

Next $250 million	0.730%

Next $500 million	0.715%

Next $1.5 billion	0.700%

Next $2.5 billion	0.685%

Next $2.5 billion	0.670%

Next $2.5 billion	0.655%

Over $10 billion	0.640%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $2,393.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $15,681 for accounting and fund administrative services and was reimbursed $152,142 for fees paid to insurance

Invesco V.I. Small Cap Equity Fund

companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $3,664 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$208,839,233	$–	$–	$208,839,233

Money Market Funds	2,795,615	48,296,349	–	51,091,964

Total Investments	$211,634,848	$48,296,349	$–	$259,931,197

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended June 30, 2023, the Fund engaged in securities sales of $662,179, which resulted in net realized gains (losses) of $(94,510).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. Small Cap Equity Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $44,957,643 and $46,938,697, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$53,384,408

Aggregate unrealized (depreciation) of investments	(12,140,933)

Net unrealized appreciation of investments	$41,243,475

Cost of investments for tax purposes is $218,687,722.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	236,906	$ 3,746,873	451,554	$ 8,663,954

Series II	934,631	13,606,554	685,423	11,924,837

Issued as reinvestment of dividends:
Series I	-	-	1,326,661	19,952,983

Series II	-	-	1,471,911	20,047,425

Reacquired:
Series I	(554,341)	(8,782,387)	(1,166,955)	(22,190,667)

Series II	(686,280)	(9,744,927)	(1,126,692)	(19,558,815)

Net increase (decrease) in share activity	(69,084)	$(1,173,887)	1,641,902	$ 18,839,717

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,100.90	$4.95	$1,020.08	$4.76	0.95%
Series II	1,000.00	1,099.80	6.25	1,018.84	6.01	1.20

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one year period, the first quintile for the three year period, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance

Invesco V.I. Small Cap Equity Fund

of Series II shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board considered that a challenging macro-economic environment for the Fund, including inflation and high interest rates, as well as stock selection in and underweight or overweight exposures to certain sectors negatively impacted the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted

that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the

Invesco V.I. Small Cap Equity Fund

federal securities laws and consistent with best execution obligations.

Invesco V.I. Small Cap Equity Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. Technology Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	I-VITEC-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	32.96%
Series II Shares	32.84
NASDAQ Composite Index▼ (Broad Market/Style-Specific Index)	32.32
Lipper VUF Science & Technology Funds Classification Average∎ (Peer Group)	35.31

Source(s): ▼Bloomberg LP; ∎Lipper Inc.

The NASDAQ Composite Index is a broad-based, market index of the common stocks and similar securities listed on the Nasdaq stock market.
The Lipper VUF Science & Technology Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Science & Technology Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (5/20/97)	7.19%
10 Years	13.15
5 Years	9.81
1 Year	20.27
Series II Shares
Inception (4/30/04)	9.00%
10 Years	12.86
5 Years	9.53
1 Year	19.98

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Technology Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Technology Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Technology Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.14%
Advertising–2.01%
Trade Desk, Inc. (The), Class A(b)(c)	38,280	$2,955,982

Aerospace & Defense–2.65%
Airbus SE (France)	7,571	1,094,429

Axon Enterprise, Inc.(b)(c)	2,829	551,994

TransDigm Group, Inc.	2,522	2,255,097

		3,901,520

Application Software–14.49%
Braze, Inc., Class A(b)	9,101	398,533

Confluent, Inc., Class A(b)(c)	21,453	757,505

Datadog, Inc., Class A(b)	18,248	1,795,238

HubSpot, Inc.(b)	7,663	4,077,406

Manhattan Associates, Inc.(b)	3,670	733,560

Procore Technologies, Inc.(b)(c)	25,865	1,683,036

Salesforce, Inc.(b)	13,627	2,878,840

Samsara, Inc., Class A(b)	34,001	942,168

Sprout Social, Inc., Class A(b)	18,140	837,342

SPS Commerce, Inc.(b)	8,221	1,578,925

Synopsys, Inc.(b)	9,408	4,096,337

Workday, Inc., Class A(b)	6,949	1,569,710

		21,348,600

Automotive Parts & Equipment–0.79%
Mobileye Global, Inc., Class A (Israel)(b)	30,199	1,160,246

Broadline Retail–4.59%
Amazon.com, Inc.(b)	41,538	5,414,893

MercadoLibre, Inc. (Brazil)(b)	1,143	1,353,998

		6,768,891

Casinos & Gaming–0.78%
DraftKings, Inc., Class A(b)	43,088	1,144,848

Communications Equipment–0.77%
Arista Networks, Inc.(b)	7,041	1,141,064

Construction & Engineering–0.25%
Comfort Systems USA, Inc.	2,291	376,182

Education Services–0.87%
Duolingo, Inc.(b)(c)	8,984	1,284,173

Electrical Components & Equipment–0.52%
Eaton Corp. PLC	3,786	761,365

Electronic Manufacturing Services–1.51%
Flex Ltd.(b)	80,344	2,220,708

Health Care Equipment–0.88%
DexCom, Inc.(b)	10,100	1,297,951

Interactive Media & Services–10.38%
Alphabet, Inc., Class A(b)	65,129	7,795,941

Meta Platforms, Inc., Class A(b)	26,118	7,495,344

		15,291,285

	Shares	Value

Internet Services & Infrastructure–4.11%
MongoDB, Inc.(b)	6,571	$2,700,615

Shopify, Inc., Class A (Canada)(b)	23,696	1,530,762

Snowflake, Inc., Class A(b)	10,370	1,824,912

		6,056,289

Movies & Entertainment–4.84%
Liberty Media Corp.-Liberty Formula One, Class C(b)	17,101	1,287,364

Netflix, Inc.(b)	10,940	4,818,961

World Wrestling Entertainment, Inc., Class A(c)	9,437	1,023,631

		7,129,956

Passenger Ground Transportation–0.95%
Uber Technologies, Inc.(b)	32,577	1,406,349

Semiconductor Materials & Equipment–4.48%
Applied Materials, Inc.	10,702	1,546,867

ASML Holding N.V., New York Shares (Netherlands)	1,929	1,398,043

Entegris, Inc.	13,658	1,513,580

Lam Research Corp.	3,339	2,146,509

		6,604,999

Semiconductors–18.72%
Advanced Micro Devices, Inc.(b)	30,529	3,477,558

GLOBALFOUNDRIES, Inc.(b)	30,204	1,950,574

Lattice Semiconductor Corp.(b)(c)	27,118	2,605,226

Monolithic Power Systems, Inc.	5,611	3,031,231

NVIDIA Corp.	29,639	12,537,890

Silicon Laboratories, Inc.(b)(c)	4,577	721,976

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	32,344	3,264,157

		27,588,612

Systems Software–17.20%
CyberArk Software Ltd.(b)	6,692	1,046,160

Microsoft Corp.	33,279	11,332,831

Monday.com Ltd.(b)	4,266	730,424

Oracle Corp.	32,012	3,812,309

Palo Alto Networks, Inc.(b)	19,054	4,868,488

ServiceNow, Inc.(b)	6,337	3,561,204

		25,351,416

Technology Hardware, Storage & Peripherals–5.49%
Apple, Inc.	41,737	8,095,726

Trading Companies & Distributors–0.25%
W.W. Grainger, Inc.	477	376,157

Transaction & Payment Processing Services–2.61%
Mastercard, Inc., Class A	4,118	1,619,609

Visa, Inc., Class A(c)	9,401	2,232,550

		3,852,159

Total Common Stocks & Other Equity Interests (Cost $95,640,873)		146,114,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

	Shares	Value

Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	924,805	$924,805

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	660,405	660,471

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	1,056,921	1,056,921

Total Money Market Funds (Cost $2,642,212)		2,642,197

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.93% (Cost $98,283,085)		148,756,675

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.35%
Invesco Private Government Fund, 5.10%(d)(e)(f)	3,031,031	3,031,031

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 5.23%(d)(e)(f)	7,795,098	$7,794,318

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,825,382)		10,825,349

TOTAL INVESTMENTS IN SECURITIES–108.28% (Cost $109,108,467)		159,582,024

OTHER ASSETS LESS LIABILITIES–(8.28)%		(12,202,193)

NET ASSETS–100.00%		$147,379,831

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 1,328,285	$10,956,618	$(11,360,098)	$ -	$-	$924,805	$24,273
Invesco Liquid Assets Portfolio, Institutional Class	948,761	7,826,156	(8,114,355)	(50)	(41)	660,471	15,350
Invesco Treasury Portfolio, Institutional Class	1,518,039	12,521,849	(12,982,967)	-	-	1,056,921	24,240
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,755,738	59,122,107	(61,846,814)	-	-	3,031,031	88,282	*
Invesco Private Prime Fund	14,800,707	122,480,019	(129,484,288)	(585)	(1,535)	7,794,318	244,771	*
Total	$24,351,530	$212,906,749	$(223,788,522)	$(635)	$(1,576)	$13,467,546	$396,916

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Information Technology	66.77%

Communication Services	17.22

Consumer Discretionary	7.03

Industrials	4.63

Financials	2.61

Other Sectors, Each Less than 2% of Net Assets	0.88

Money Market Funds Plus Other Assets Less Liabilities	0.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $95,640,873)*	$146,114,478

Investments in affiliated money market funds, at value (Cost $13,467,594)	13,467,546

Foreign currencies, at value (Cost $305)	292

Receivable for:
Investments sold	3,774,619

Fund shares sold	18,044

Dividends	52,416

Investment for trustee deferred compensation and retirement plans	34,720

Other assets	170

Total assets	163,462,285

Liabilities:
Payable for:
Investments purchased	4,955,804

Fund shares reacquired	179,268

Collateral upon return of securities loaned	10,825,382

Accrued fees to affiliates	62,000

Accrued other operating expenses	19,446

Trustee deferred compensation and retirement plans	40,554

Total liabilities	16,082,454

Net assets applicable to shares outstanding	$147,379,831

Net assets consist of:
Shares of beneficial interest	$98,778,854

Distributable earnings	48,600,977

$147,379,831

Net Assets:
Series I	$137,171,872

Series II	$10,207,959

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,196,572

Series II	710,979

Series I:
Net asset value per share	$16.74

Series II:
Net asset value per share	$14.36

*	At June 30, 2023, securities with an aggregate value of $10,736,832 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $14,367)	$231,738

Dividends from affiliated money market funds (includes net securities lending income of $60,971)	124,834

Total investment income	356,572

Expenses:
Advisory fees	473,194

Administrative services fees	103,177

Custodian fees	2,163

Distribution fees - Series II	10,708

Transfer agent fees	2,901

Trustees’ and officers’ fees and benefits	6,859

Reports to shareholders	4,106

Professional services fees	21,263

Other	892

Total expenses	625,263

Less: Fees waived	(1,405)

Net expenses	623,858

Net investment income (loss)	(267,286)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	8,453,375

Affiliated investment securities	(1,576)

Foreign currencies	442

8,452,241

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	28,462,294

Affiliated investment securities	(635)

Foreign currencies	189

28,461,848

Net realized and unrealized gain	36,914,089

Net increase in net assets resulting from operations	$36,646,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income (loss)	$(267,286)	$(599,517)

Net realized gain (loss)	8,452,241	(9,596,922)

Change in net unrealized appreciation (depreciation)	28,461,848	(67,036,746)

Net increase (decrease) in net assets resulting from operations	36,646,803	(77,233,185)

Distributions to shareholders from distributable earnings:
Series I	–	(48,144,527)

Series II	–	(3,697,910)

Total distributions from distributable earnings	–	(51,842,437)

Share transactions–net:
Series I	(1,070,026)	39,105,568

Series II	388,101	3,053,452

Net increase (decrease) in net assets resulting from share transactions	(681,925)	42,159,020

Net increase (decrease) in net assets	35,964,878	(86,916,602)

Net assets:
Beginning of period	111,414,953	198,331,555

End of period	$147,379,831	$111,414,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$12.59	$(0.03)	$4.18	$4.15	$-	$16.74	32.96%	$137,172	0.97	%(d)	0.97	%(d)	(0.40	)%(d)	89%
Year ended 12/31/22	38.08	(0.10)	(14.84)	(14.94)	(10.55)	12.59	(39.95)	104,076	0.98		0.98		(0.42)		104
Year ended 12/31/21	36.55	(0.27)	5.62	5.35	(3.82)	38.08	14.41	185,270	0.98		0.98		(0.68)		90
Year ended 12/31/20	27.23	(0.17)	12.49	12.32	(3.00)	36.55	46.11	187,801	0.98		0.98		(0.53)		56
Year ended 12/31/19	21.92	(0.09)	7.71	7.62	(2.31)	27.23	35.88	127,308	0.99		0.99		(0.36)		46
Year ended 12/31/18	22.97	(0.12)	0.22	0.10	(1.15)	21.92	(0.45)	109,596	1.03		1.03		(0.47)		48
Series II
Six months ended 06/30/23	10.81	(0.04)	3.59	3.55	-	14.36	32.84	10,208	1.22	(d)	1.22	(d)	(0.65	)(d)	89
Year ended 12/31/22	35.20	(0.15)	(13.69)	(13.84)	(10.55)	10.81	(40.11)	7,339	1.23		1.23		(0.67)		104
Year ended 12/31/21	34.13	(0.34)	5.23	4.89	(3.82)	35.20	14.08	13,061	1.23		1.23		(0.93)		90
Year ended 12/31/20	25.63	(0.23)	11.73	11.50	(3.00)	34.13	45.79	13,215	1.23		1.23		(0.78)		56
Year ended 12/31/19	20.79	(0.15)	7.30	7.15	(2.31)	25.63	35.56	10,184	1.24		1.24		(0.61)		46
Year ended 12/31/18	21.89	(0.17)	0.22	0.05	(1.15)	20.79	(0.71)	9,587	1.28		1.28		(0.72)		48

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco V.I. Technology Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $6,206 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

Invesco V.I. Technology Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks –
M.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $1,405.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $8,754 for accounting and fund administrative services and was reimbursed $94,423 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco V.I. Technology Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2023, the Fund incurred $5,046 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$145,020,049	$1,094,429	$–	$146,114,478

Money Market Funds	2,642,197	10,825,349	–	13,467,546

Total Investments	$147,662,246	$11,919,778	$–	$159,582,024

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$8,350,852	$–	$8,350,852

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Technology Fund

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $113,041,275 and $111,253,530, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$49,425,016

Aggregate unrealized (depreciation) of investments	(624,747)

Net unrealized appreciation of investments	$48,800,269

Cost of investments for tax purposes is $110,781,755.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	1,062,881	$15,604,697	1,561,903	$29,938,410

Series II	116,993	1,436,838	54,270	1,026,111

Issued as reinvestment of dividends:
Series I	-	-	3,723,475	48,144,527

Series II	-	-	332,845	3,697,910

Reacquired:
Series I	(1,132,837)	(16,674,723)	(1,884,680)	(38,977,369)

Series II	(84,623)	(1,048,737)	(79,540)	(1,670,569)

Net increase (decrease) in share activity	(37,586)	$(681,925)	3,708,273	$42,159,020

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,329.60	$5.60	$1,019.98	$4.86	0.97%
Series II	1,000.00	1,328.40	7.04	1,018.74	6.11	1.22

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the NASDAQ Composite Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below

Invesco V.I. Technology Fund

the performance of the Index for the one, three and five year periods. The Board considered that security selection in and overweight and underweight exposures to certain sectors and technology industries negatively impacted Fund performance. The Board also considered that the Fund underwent a portfolio management team change and investment process change in November 2022, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’

or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Technology Fund

Semiannual Report to Shareholders	June 30, 2023

Invesco V.I. U.S. Government Money Portfolio

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The Fund’s Form N-MFP filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIGMKT-SAR-1

About your Fund

Invesco Oppenheimer V.I. Government Money Fund (renamed Invesco V.I. U.S. Government Money Portfolio on April 30, 2021), a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Invesco V.I. U.S. Government Money Portfolio

Schedule of Investments

June 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–28.15%
U.S. Treasury Bills–18.14%(a)
U.S. Treasury Bills	5.11%	07/11/2023	$ 10,000	$ 9,985,861

U.S. Treasury Bills	3.01%	07/13/2023	12,000	11,988,316

U.S. Treasury Bills	5.03%	07/18/2023	6,000	5,985,805

U.S. Treasury Bills	5.16%	08/08/2023	2,000	1,989,191

U.S. Treasury Bills	5.12%	08/15/2023	3,000	2,980,950

U.S. Treasury Bills	5.20%	09/21/2023	2,000	1,976,630

U.S. Treasury Bills	5.42%	10/03/2023	7,000	6,902,671

U.S. Treasury Bills	5.24%	10/17/2023	2,000	1,969,100

U.S. Treasury Bills	5.31%	10/24/2023	2,000	1,966,650

U.S. Treasury Bills	5.11%	11/16/2023	10,000	9,809,100

U.S. Treasury Bills	5.39%	12/07/2023	3,000	2,930,437

U.S. Treasury Bills	5.29%	12/14/2023	3,000	2,928,689

U.S. Treasury Bills	4.68%	01/25/2024	2,500	2,435,433

U.S. Treasury Bills	5.19%	06/13/2024	500	476,172

				64,325,005

U.S. Treasury Floating Rate Notes–10.01%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.17%	04/30/2024	23,000	22,990,751

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.39%	10/31/2024	9,000	8,988,698

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.45%	01/31/2025	2,500	2,500,542

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.42%	04/30/2025	1,000	999,998

				35,479,989

Total U.S. Treasury Securities (Cost $99,804,994)				99,804,994

U.S. Government Sponsored Agency Securities–23.24%
Federal Farm Credit Bank (FFCB)–20.87%
Federal Farm Credit Bank (SOFR + 0.03%)(b)	5.09%	07/07/2023	2,000	2,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.11%	09/29/2023	1,000	1,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.12%	11/07/2023	3,500	3,500,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.12%	12/13/2023	2,000	2,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.12%	01/10/2024	3,000	3,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.10%	03/18/2024	20,500	20,500,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.11%	04/25/2024	2,000	2,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.11%	05/09/2024	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.11%	05/24/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.10%)(b)	5.16%	08/08/2024	15,000	15,000,000

				74,000,000

Federal Home Loan Bank (FHLB)–2.37%(a)

Federal Home Loan Bank	4.81%	07/14/2023	5,000	4,991,514

Federal Home Loan Bank	5.01%	01/12/2024	500	487,027

Federal Home Loan Bank	5.02%	02/09/2024	3,000	2,911,172

				8,389,713

Total U.S. Government Sponsored Agency Securities (Cost $82,389,713)				82,389,713

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-51.39% (Cost $182,194,707)				182,194,707

Repurchase Amount
Repurchase Agreements–58.19%(c)
Citigroup Global Markets, Inc., joint agreement dated 06/30/2023, aggregate maturing value of $400,168,667 (collateralized by U.S. Treasury obligations valued at $408,000,069; 0.13% - 3.88%; 03/31/2025 - 09/30/2028)	5.06%	07/03/2023	20,008,433	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint agreement dated 06/30/2023, aggregate maturing value of $200,084,333 (collateralized by agency mortgage-backed securities valued at $204,000,000; 2.50% - 6.07%; 10/20/2048 - 05/20/2053)	5.06%	07/03/2023	$20,008,433	$20,000,000

ING Financial Markets, LLC, joint agreement dated 06/30/2023, aggregate maturing value of $200,084,333 (collateralized by agency mortgage-backed securities valued at $204,000,001; 2.00% - 8.00%; 03/17/2031 - 07/01/2053)	5.06%	07/03/2023	20,008,433	20,000,000

Mizuho Securities (USA) LLC, joint agreement dated 06/30/2023, aggregate maturing value of $750,316,250 (collateralized by agency mortgage-backed securities valued at $765,000,001; 2.00% - 8.00%; 02/01/2024 - 06/01/2057)	5.06%	07/03/2023	5,002,108	5,000,000

RBC Dominion Securities Inc., joint agreement dated 06/30/2023, aggregate maturing value of $2,751,159,583 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,040; 0.00% - 6.50%; 08/31/2023 - 07/01/2053)	5.06%	07/03/2023	20,008,433	20,000,000

RBC Dominion Securities Inc., joint term agreement dated 06/15/2023, aggregate maturing value of $2,011,830,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,051; 1.00% - 7.50%; 09/30/2027 - 07/01/2053)(d)	5.07%	07/27/2023	60,354,900	60,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 06/30/2023, aggregate maturing value of $1,000,421,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 06/20/2049 - 02/01/2052)	5.06%	07/03/2023	11,259,962	11,255,216

TD Securities (USA) LLC, joint term agreement dated 06/28/2023, aggregate maturing value of $350,344,361 (collateralized by agency mortgage-backed securities valued at $357,000,000; 1.50% - 7.00%; 08/01/2023 - 06/01/2053)(d)	5.06%	07/05/2023	50,049,194	50,000,000

Total Repurchase Agreements (Cost $206,255,216)				206,255,216

TOTAL INVESTMENTS IN SECURITIES(e)-109.58% (Cost $388,449,923)				388,449,923

OTHER ASSETS LESS LIABILITIES-(9.58)%				(33,972,917)

NET ASSETS-100.00%				$354,477,006

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 06/30/2023

1-7	53.2%

8-30	8.5

31-60	1.3

61-90	0.5

91-180	8.6

181+	27.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$182,194,707

Repurchase agreements, at value and cost	206,255,216

Receivable for: Fund shares sold	6,951

Interest	909,468

Investment for trustee deferred compensation and retirement plans	63,994

Total assets	389,430,336

Liabilities:

Payable for: Fund shares reacquired	34,383,203

Dividends	47

Accrued fees to affiliates	465,999

Accrued trustees’ and officers’ fees and benefits	1,107

Accrued operating expenses	38,980

Trustee deferred compensation and retirement plans	63,994

Total liabilities	34,953,330

Net assets applicable to shares outstanding	$354,477,006

Net assets consist of:
Shares of beneficial interest	$354,838,470

Distributable earnings (loss)	(361,464)

$354,477,006

Net Assets:
Series I	$354,467,011

Series II	$9,995

Shares outstanding, no par value, unlimited number of shares authorized:
Series I	354,645,406

Series II	10,000

Series I: Net asset value and offering price per share	$1.00

Series II: Net asset value and offering price per share	$1.00

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Interest	$22,143,060

Expenses:
Advisory fees	1,990,151

Administrative services fees	893,736

Custodian fees	149

Distribution fees - Series II	13

Transfer agent fees	1,086

Trustees’ and officers’ fees and benefits	15,262

Reports to shareholders	97

Professional services fees	2,521

Other	(5,882)

Total expenses	2,897,133

Net investment income	19,245,927

Net realized gain from unaffiliated investment securities	960

Net increase in net assets resulting from operations	$19,246,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$19,245,927	$26,786,444

Net realized gain (loss)	960	(297,861)

Net increase in net assets resulting from operations	19,246,887	26,488,583

Distributions to shareholders from distributable earnings:
Series I	(19,245,733)	(26,786,333)

Series II	(194)	(111)

Total distributions from distributable earnings	(19,245,927)	(26,786,444)

Share transactions-net:
Series I	(1,463,689,206)	1,357,768,222

Series II	-	(350)

Net increase (decrease) in net assets resulting from share transactions	(1,463,689,206)	1,357,767,872

Net increase (decrease) in net assets	(1,463,688,246)	1,357,470,011

Net assets:
Beginning of period	1,818,165,252	460,695,241

End of period	$354,477,006	$1,818,165,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets
Series I
Six months ended 06/30/23	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.09%	$354,467	0.62%(d)	0.62%(d)	4.10%(d)
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.26	1,818,155	0.49	0.54	1.42
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	460,685	0.10	0.52	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.22	364,605	0.24	0.48	0.09
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.71	369,759	0.50	0.54	1.82
Year ended 12/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.35	3,055,726	0.50	0.56	1.54
Series II
Six months ended 06/30/23	1.00	0.02	0.00	0.02	(0.02)	1.00	1.96	10	0.87(d)	0.87(d)	3.85(d)
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.10	10	0.65	0.79	1.25
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	10	0.10	0.77	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	10	0.29	0.73	0.04
Period ended 12/31/19(e)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.78	10	0.72(d)	0.72(d)	1.61(d)

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek income consistent with stability of principal.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Invesco V.I. U.S. Government Money Portfolio

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 500 million	0.450%

Next $500 million	0.425

Next $500 million	0.400

Over $1.5 billion	0.375

*The	advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2023, the effective advisory fees incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors. There were no voluntary waivers and/or reimbursements during the period.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $207,951 for accounting and fund administrative services and was reimbursed $685,785 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco V.I. U.S. Government Money Portfolio

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$305,950	$-	$305,950

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	1,081,457,947	$1,081,457,947	2,995,222,650	$2,995,222,650

Issued as reinvestment of dividends:
Series I	19,245,486	19,245,486	26,786,218	26,786,218

Reacquired:
Series I	(2,564,392,639)	(2,564,392,639)	(1,664,240,646)	(1,664,240,646)

Series II	-	-	(350)	(350)

Net increase (decrease) in share activity	(1,463,689,206)	$(1,463,689,206)	1,357,767,872	$1,357,767,872

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 98% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

Invesco V.I. U.S. Government Money Portfolio

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

        The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,020.90	$3.11	$1,021.72	$3.11	0.62%
Series II	1,000.00	1,019.60	4.36	1,020.48	4.36	0.87

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. U.S. Government Money Portfolio

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. U.S. Government Money Portfolio’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established

Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe. The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance universe median for the one

Invesco V.I. U.S. Government Money Portfolio

and three year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that Series II shares of the Fund launched in connection with the closing of the Transaction on May 24, 2019. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees. The Board requested and considered additional information from management regarding such contractual management fees, including the differentiated client base associated with variable insurance products and the Fund in particular and the levels of the Fund’s breakpoints in light of current assets. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco

Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco

Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

Invesco V.I. U.S. Government Money Portfolio

Semiannual Report to Shareholders	June 30, 2023

Invesco® V.I. Nasdaq 100 Buffer Fund - December

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VINDQD-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	18.89%
Series II Shares	18.81
Nasdaq-100 Index▼	38.75
Source(s): ▼Bloomberg LP
The Nasdaq-100 Index® is a price-only index that includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception(12/31/21)	-6.80%
1 Year	14.65
Series II Shares
Inception(12/31/21)	-7.01%
1 Year	14.41

Because the period for which performance is shown above does not align with the current Outcome Period of the Fund, the Fund’s performance stated over the reporting period does not align with the investment objective of the Fund for the current Outcome Period.

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco® V.I. Nasdaq 100 Buffer Fund - December, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Money Market Funds–3.36%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(a)(b)	66,629	$66,629

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(a)(b)	47,577	47,582

Invesco Treasury Portfolio, Institutional Class, 5.03%(a)(b)	73,624	73,624

Total Money Market Funds (Cost $187,837)		187,835

	Shares	Value

Options Purchased–113.64%
(Cost $4,916,673)(c)		$6,356,916

TOTAL INVESTMENTS IN SECURITIES–117.00% (Cost $5,104,510)		6,544,751

OTHER ASSETS LESS LIABILITIES–(17.00)%		(951,112)

NET ASSETS–100.00%		$5,593,639

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$101,714	$ 575,092	$ (610,177)	$ -	$-	$ 66,629	$2,030
Invesco Liquid Assets Portfolio, Institutional Class	72,650	410,779	(435,840)	(16)	9	47,582	1,227
Invesco Treasury Portfolio, Institutional Class	100,521	657,248	(684,145)	-	-	73,624	1,741
Total	$274,885	$1,643,119	$(1,730,162)	$(16)	$9	$187,835	$4,998

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(c)	The table below details options purchased.

Open Equity Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	12/29/2023	52	USD	7.99	USD	41,548	$1,875,291
Equity Risk
Invesco QQQ Trust, Series 1	Put	12/29/2023	52	USD	266.28	USD	1,384,656	7,847
Total Open Equity Options Purchased								$1,883,138

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	12/29/2023	3	USD	328.19	USD	98,457	$4,455,235
Equity Risk
NASDAQ 100 Index	Put	12/29/2023	3	USD	10,939.76	USD	3,281,928	18,543
Total Open Index Options Purchased								$4,473,778

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	12/29/2023	52	USD	331.78	USD	1,725,256	$(271,819)

Equity Risk

Invesco QQQ Trust, Series 1	Put	12/29/2023	52	USD	239.65	USD	1,246,180	(4,238)

Total Open Equity Options Written								$(276,057)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

NASDAQ 100 Index	Call	12/29/2023	3	USD	13,630.94	USD	4,089,282	$(654,033)

Equity Risk

NASDAQ 100 Index	Put	12/29/2023	3	USD	9,845.78	USD	2,953,734	(10,062)

Total Open Index Options Written								$(664,095)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier. Abbreviations:

USD –U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2023

Options Purchased	97.13%

Money Market Funds	2.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,916,673)	$6,356,916

Investments in affiliated money market funds, at value (Cost $187,837)	187,835

Receivable for:
Fund expenses absorbed	94,530

Dividends	864

Investment for trustee deferred compensation and retirement plans	6,455

Other assets	91

Total assets	6,646,691

Liabilities:
Other investments:
Options written, at value (premiums received $438,695)	940,152

Payable for:
Fund shares reacquired	173

Accrued fees to affiliates	34,340

Accrued trustees’ and officers’ fees and benefits	186

Accrued other operating expenses	71,746

Trustee deferred compensation and retirement plans	6,455

Total liabilities	1,053,052

Net assets applicable to shares outstanding	$5,593,639

Net assets consist of:
Shares of beneficial interest	$5,921,647

Distributable earnings (loss)	(328,008)

$5,593,639

Net Assets:
Series I	$1,026,557

Series II	$4,567,082

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	114,111

Series II	509,411

Series I:
Net asset value per share	$9.00

Series II:
Net asset value per share	$8.97

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends	$119

Dividends from affiliated money market funds	4,998

Total investment income	5,117

Expenses:
Advisory fees	11,342

Administrative services fees	2,552

Custodian fees	1,887

Distribution fees - Series II	5,561

Transfer agent fees	127

Trustees’ and officers’ fees and benefits	7,998

Licensing fees	1,068

Reports to shareholders	3,359

Professional services fees	28,601

Other	723

Total expenses	63,218

Less: Fees waived and/or expense offset arrangement(s)	(38,852)

Net expenses	24,366

Net investment income (loss)	(19,249)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	54,657

Affiliated investment securities	9

Option contracts written	(36,029)

18,637

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,434,770

Affiliated investment securities	(16)

Option contracts written	(504,469)

930,285

Net realized and unrealized gain	948,922

Net increase in net assets resulting from operations	$929,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income (loss)	$(19,249)	$(39,046)

Net realized gain (loss)	18,637	(1,264,515)

Change in net unrealized appreciation	930,285	8,499

Net increase (decrease) in net assets resulting from operations	929,673	(1,295,062)

Share transactions–net:
Series I	697	(270,590)

Series II	341,921	2,887,068

Net increase in net assets resulting from share transactions	342,618	2,616,478

Net increase in net assets	1,272,291	1,321,416

Net assets:
Beginning of period	4,321,348	2,999,932

End of period	$5,593,639	$4,321,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$7.57	$(0.02)	$1.45	$1.43	$9.00	18.89%	$1,027	0.70	%(d)	2.13	%(d)	(0.51	)%(d)	0%
Year ended 12/31/22	10.00	(0.05)	(2.38)	(2.43)	7.57	(24.30)	864	0.70		2.92		(0.64)		0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,500	0.70	(d)	428.89	(d)	(0.70	)(d)	0
Series II
Six months ended 06/30/23	7.56	(0.03)	1.44	1.41	8.97	18.65	4,567	0.95	(d)	2.38	(d)	(0.76	)(d)	0
Year ended 12/31/22	10.00	(0.07)	(2.37)	(2.44)	7.56	(24.40)	3,458	0.95		3.17		(0.89)		0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,500	0.95	(d)	429.14	(d)	(0.95	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.

L.

Capped Return Risk – If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.

M.

Cap Level Change Risk – At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.

N.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.420%

Over $ 2 billion	0.400%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $11,342 and reimbursed fund level expenses of $27,510.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $405 for accounting and fund administrative services and was reimbursed $2,147 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$187,835	$-	$-	$187,835

Options Purchased	-	6,356,916	-	6,356,916

Total Investments in Securities	187,835	6,356,916	-	6,544,751

Other Investments - Liabilities*

Options Written	-	(940,152)	-	(940,152)

Total Investments	$187,835	$5,416,764	$-	$5,604,599

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Derivative Assets	Equity Risk

Options purchased, at value(a)	$6,356,916

Derivatives not subject to master netting agreements	(6,356,916)

Total Derivative Assets subject to master netting agreements	$-

Value
Derivative Liabilities	Equity Risk

Options written, at value	$(940,152)

Derivatives not subject to master netting agreements	940,152

Total Derivative Liabilities subject to master netting agreements	$-

(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity
Risk

Realized Gain (Loss):
Options purchased(a)	$ 54,657

Options written	(36,029)

Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	1,434,770

Options written	(504,469)

Total	$ 948,929

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity	Index	Equity	Index
	Options	Options	Options	Options
	Purchased	Purchased	Written	Written

Average notional value	$1,659,334	$3,380,385	$3,457,152	$7,043,016

Average contracts	121	6	121	6

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$502,344	$753,678	$1,256,022

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2023. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,063,059

Aggregate unrealized (depreciation) of investments	(1,132,768)

Net unrealized appreciation of investments	$930,291

Cost of investments for tax purposes is $4,674,308.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	81	$728	1,556	$13,456

Series II	176,121	1,376,553	395,784	3,582,891

Reacquired:
Series I	(4)	(31)	(37,522)	(284,046)

Series II	(123,906)	(1,034,632)	(88,589)	(695,823)

Net increase in share activity	52,293	$342,618	271,229	$2,616,478

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 63% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

In addition, 36% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,188.90	$3.80	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,188.10	5.15	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - December’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The

Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over the year ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Nasdaq-100 Index – Price Return (Index). The Board noted that the Fund had recently commenced operations in December 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of

Invesco® V.I. Nasdaq 100 Buffer Fund - December

the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board considered that the Fund recently underwent a change in portfolio management in March 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group, as provided by management. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. Nasdaq 100 Buffer Fund - December

Semiannual Report to Shareholders	June 30, 2023

Invesco® V.I. Nasdaq 100 Buffer Fund - June

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VINDQJ-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	27.40%
Series II Shares	27.23
Nasdaq-100 Index▼	38.75

Source(s): ▼Bloomberg LP
The Nasdaq-100 Index® is a price-only index that includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (6/30/22)	24.60%
1 Year	24.60
Series II Shares
Inception (6/30/22)	24.30%
1 Year	24.30

Because the period for which performance is shown above does not align with the current Outcome Period of the Fund, the Fund’s performance stated over the reporting period does not align with the investment objective of the Fund for the current Outcome Period.

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco® V.I. Nasdaq 100 Buffer Fund - June, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Money Market Funds–5.88%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(a)(b)	135,903	$135,903

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(a)(b)	97,048	97,058

Invesco Treasury Portfolio, Institutional Class, 5.03%(a)(b)	155,317	155,317

Total Money Market Funds (Cost $388,280)		388,278

Shares	Value

Options Purchased–101.98%
(Cost $6,735,483)(c)	$6,730,764

TOTAL INVESTMENTS IN SECURITIES–107.86% (Cost $7,123,763)	7,119,042

OTHER ASSETS LESS LIABILITIES–(7.86)%	(518,610)

NET ASSETS–100.00%	$6,600,432

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	December 31, 2022	at Cost	from Sales	(Depreciation)	(Loss)	June 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$102,074	$ 537,223	$ (503,394)	$ -	$ -	$135,903	$1,829

Invesco Liquid Assets Portfolio, Institutional Class	72,936	383,731	(359,594)	(12)	(3)	97,058	1,121

Invesco Treasury Portfolio, Institutional Class	116,656	613,969	(575,308)	-	-	155,317	1,771

Total	$291,666	$1,534,923	$(1,438,296)	$(12)	$(3)	$388,278	$4,721

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(c)	The table below details options purchased.

Open Equity Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	06/28/2024	13	USD	11.08	USD	14,404	$465,330

Equity Risk

Invesco QQQ Trust, Series 1	Put	06/28/2024	13	USD	369.42	USD	480,246	28,387

Total Open Equity Options Purchased								$493,717

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

NASDAQ 100 Index	Call	06/28/2024	4	USD	455.38	USD	182,152	$5,875,748

Equity Risk

NASDAQ 100 Index	Put	06/28/2024	4	USD	15,179.21	USD	6,071,684	361,299

Total Open Index Options Purchased								$6,237,047

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	06/28/2024	13	USD 432.22	USD	561,886	$(15,085)

Equity Risk

Invesco QQQ Trust, Series 1	Put	06/28/2024	13	USD 332.48	USD	432,224	(16,010)

Total Open Equity Options Written							$(31,095)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

NASDAQ 100 Index	Call	06/28/2024	4	USD 17,759.68	USD 7,103,872	$(187,618)

Equity Risk

NASDAQ 100 Index	Put	06/28/2024	4	USD 13,661.29	USD 5,464,516	(203,933)

Total Open Index Options Written						$(391,551)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

USD – U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2023

Options Purchased	94.55%

Money Market Funds	5.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $6,735,483)	$6,730,764

Investments in affiliated money market funds, at value (Cost $388,280)	388,278

Receivable for:
Investments sold	7,737,974

Fund shares sold	156,824

Fund expenses absorbed	85,923

Dividends	1,351

Investment for trustee deferred compensation and retirement plans	3,654

Other assets	90

Total assets	15,104,858

Liabilities:
Other investments:
Options written, at value (premiums received $432,323)	422,646

Payable for:
Investments purchased	7,045,491

Fund shares reacquired	933,807

Accrued fees to affiliates	28,403

Accrued trustees’ and officers’ fees and benefits	123

Accrued other operating expenses	70,302

Trustee deferred compensation and retirement plans	3,654

Total liabilities	8,504,426

Net assets applicable to shares outstanding	$6,600,432

Net assets consist of:
Shares of beneficial interest	$5,297,291

Distributable earnings	1,303,141

$6,600,432

Net Assets:
Series I	$1,599,945

Series II	$5,000,487

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	128,451

Series II	401,796

Series I:
Net asset value per share	$12.46

Series II:
Net asset value per share	$12.45

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$4,721

Expenses:
Advisory fees	12,964

Administrative services fees	2,734

Custodian fees	2,543

Distribution fees - Series II	5,596

Transfer agent fees	154

Trustees’ and officers’ fees and benefits	5,809

Licensing fees	1,264

Reports to shareholders	7,715

Professional services fees	41,302

Other	742

Total expenses	80,823

Less: Fees waived and/or expenses reimbursed	(53,696)

Net expenses	27,127

Net investment income (loss)	(22,406)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,088,348

Affiliated investment securities	(3)

Option contracts written	246,988

1,335,333

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	429,802

Affiliated investment securities	(12)

Option contracts written	(249,356)

180,434

Net realized and unrealized gain	1,515,767

Net increase in net assets resulting from operations	$1,493,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and for the period June 30, 2022 (commencement date) through December 31, 2022

(Unaudited)

	Six Months Ended June 30, 2023	June 30, 2022 (commencement date) through December 31, 2022
Operations:
Net investment income (loss)	$(22,406)	$(22,181)
Net realized gain (loss)	1,335,333	(13,605)
Change in net unrealized appreciation (depreciation)	180,434	(175,478)
Net increase (decrease) in net assets resulting from operations	1,493,361	(211,264)

Share transactions–net:
Series I	(278,732)	1,500,000
Series II	(601,368)	4,698,435
Net increase (decrease) in net assets resulting from share transactions	(880,100)	6,198,435
Net increase in net assets	613,261	5,987,171

Net assets:
Beginning of period	5,987,171	–
End of period	$6,600,432	$5,987,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$9.78	$(0.03)	$ 2.71	$ 2.68	$12.46	27.40%	$1,600	0.70	%(d)	2.44	%(d)	(0.55	)%(d)	0%
Period ended 12/31/22(e)	10.00	(0.03)	(0.19)	(0.22)	9.78	(2.20)	1,467	0.70	(d)	3.31	(d)	(0.60	)(d)	0
Series II
Six months ended 06/30/23	9.77	(0.04)	2.72	2.68	12.45	27.43	5,000	0.95	(d)	2.69	(d)	(0.80	)(d)	0
Period ended 12/31/22(e)	10.00	(0.04)	(0.19)	(0.23)	9.77	(2.30)	4,520	0.95	(d)	3.56	(d)	(0.85	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of June 30, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”).The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.

L.

Capped Return Risk – If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.

M.

Cap Level Change Risk – At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.

N.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 2 billion	0.420%

Over $2 billion	0.400%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $12,963 and reimbursed fund level expenses of $40,733.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $481 for accounting and fund administrative services and was reimbursed $2,253 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$388,278	$–	$–	$388,278

Options Purchased	–	6,730,764	–	6,730,764

Total Investments in Securities	388,278	6,730,764	–	7,119,042

Other Investments - Liabilities*

Options Written	–	(422,646)	–	(422,646)

Total Investments	$388,278	$6,308,118	$–	$6,696,396

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$6,730,764

Derivatives not subject to master netting agreements	(6,730,764)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(422,646)

Derivatives not subject to master netting agreements	422,646

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Location of Gain (Loss) on Statement of Operations
Equity
Risk

Realized Gain:
Options purchased	$1,088,348

Options written	246,988

Change in Net Unrealized Appreciation (Depreciation):
Options purchased	429,802

Options written	(249,356)

Total	$1,515,782

The table below summarizes the average notional value of derivatives held during the period.

	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written

Average notional value	$1,780,901	$4,004,514	$3,735,692	$8,321,121

Average contracts	122	6	122	6

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$75,627	$113,466	$189,093

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2023. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$193,756

Aggregate unrealized (depreciation) of investments	(13,312)

Net unrealized appreciation of investments	$180,444

Cost of investments for tax purposes is $6,515,952.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2023(a)		December 31, 2022(b)
	Shares	Amount	Shares	Amount

Sold:
Series I	15,996	$189,074	150,001	$1,500,010

Series II	114,637	1,375,866	473,898	4,810,387

Reacquired:
Series I	(37,545)	(467,806)	(1)	(10)

Series II	(175,554)	(1,977,234)	(11,185)	(111,952)

Net increase (decrease) in share activity	(82,466)	$(880,100)	612,713	$6,198,435

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 42% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of June 30, 2022.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,274.00	$3.95	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,272.30	5.35	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund – June’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund. The Board noted that the Fund had recently commenced operations in June 2022 and has limited performance history. The Board considered that the Fund recently underwent a change in portfolio management in March 2023. The Board reviewed performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge

Invesco® V.I. Nasdaq 100 Buffer Fund - June

expense group, as provided by management. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the Lipper Large Cap Core classification median fees. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.     The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Semiannual Report to Shareholders	June 30, 2023

Invesco® V.I. Nasdaq 100 Buffer Fund - March

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VINDQM-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	27.54%
Series II Shares	27.33
Nasdaq-100 Index▼	38.75

Source(s): ▼Bloomberg LP
The Nasdaq-100 Index® is a price-only index that includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (3/31/22)	3.35%
1 Year	24.64
Series II Shares
Inception (3/31/22)	3.11%
1 Year	24.43

Because the period for which performance is shown above does not align with the current Outcome Period of the Fund, the Fund’s performance stated over the reporting period does not align with the investment objective of the Fund for the current Outcome Period.

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco® V.I. Nasdaq 100 Buffer Fund -March, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Money Market Funds–2.82%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(a)(b)	109,080	$109,080

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(a)(b)	77,918	77,926

Invesco Treasury Portfolio, Institutional Class, 5.03%(a)(b)	124,663	124,663

Total Money Market Funds (Cost $311,674)		311,669

Shares	Value

Options Purchased–106.49%
(Cost $10,718,156)(c)	$11,772,720

TOTAL INVESTMENTS IN SECURITIES–109.31% (Cost $11,029,830)	12,084,389

OTHER ASSETS LESS LIABILITIES–(9.31)%	(1,029,122)

NET ASSETS–100.00%	$11,055,267

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,620	$2,185,478	$(2,113,018)	$-	$-	$109,080	$2,283
Invesco Liquid Assets Portfolio, Institutional Class	26,248	1,561,055	(1,509,376)	(12)	11	77,926	1,666
Invesco Treasury Portfolio, Institutional Class	41,852	2,497,689	(2,414,878)	-	-	124,663	2,603
Total	$104,720	$6,244,222	$(6,037,272)	$(12)	$11	$311,669	$6,552

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(c)	The table below details options purchased.

Open Equity Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	03/28/2024	115	USD	9.63	USD	110,745	$4,131,147

Equity Risk

Invesco QQQ Trust, Series 1	Put	03/28/2024	115	USD	320.93	USD	3,690,695	90,303

Total Open Equity Options Purchased								$4,221,450

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

NASDAQ 100 Index	Call	03/28/2024	5	USD	395.44	USD	197,720	$7,390,502

Equity Risk

NASDAQ 100 Index	Put	03/28/2024	5	USD	13,181.35	USD	6,590,675	160,768

Total Open Index Options Purchased								$7,551,270

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

	Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	03/28/2024	115	USD	382.55	USD	4,399,325	$(289,095)

Equity Risk

Invesco QQQ Trust, Series 1	Put	03/28/2024	115	USD	288.84	USD	3,321,660	(49,202)

Total Open Equity Options Written								$(338,297)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

NASDAQ 100 Index	Call	03/28/2024	5	USD	15,712.17	USD	7,856,085	$(526,459)

Equity Risk

NASDAQ 100 Index	Put	03/28/2024	5	USD	11,863.22	USD	5,931,610	(87,815)

Total Open Index Options Written								$(614,274)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

USD – U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2023

Options Purchased	97.42%

Money Market Funds	2.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $10,718,156)	$11,772,720

Investments in affiliated money market funds, at value (Cost $311,674)	311,669

Receivable for:
Fund expenses absorbed	82,884

Dividends	1,227

Investment for trustee deferred compensation and retirement plans	5,049

Other assets	91

Total assets	12,173,640

Liabilities:
Other investments:
Options written, at value (premiums received $781,275)	952,571

Payable for:
Fund shares reacquired	55,065

Accrued fees to affiliates	31,719

Accrued other operating expenses	73,969

Trustee deferred compensation and retirement plans	5,049

Total liabilities	1,118,373

Net assets applicable to shares outstanding	$11,055,267

Net assets consist of:
Shares of beneficial interest	$10,148,694

Distributable earnings	906,573

$11,055,267

Net Assets:
Series I	$1,602,471

Series II	$9,452,796

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	153,722

Series II	909,646

Series I:
Net asset value per share	$10.42

Series II:
Net asset value per share	$10.39

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends from affiliated money market funds	$6,552

Expenses:
Advisory fees	14,869

Administrative services fees	1,410

Custodian fees	2,525

Distribution fees - Series II	7,079

Transfer agent fees	104

Trustees’ and officers’ fees and benefits	6,500

Licensing fees	716

Reports to shareholders	3,807

Professional services fees	32,743

Other	666

Total expenses	70,419

Less: Fees waived and/or expenses reimbursed	(38,683)

Net expenses	31,736

Net investment income (loss)	(25,184)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(271,056)

Affiliated investment securities	11

Option contracts written	342,863

71,818

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,362,059

Affiliated investment securities	(12)

Option contracts written	149,788

1,511,835

Net realized and unrealized gain	1,583,653

Net increase in net assets resulting from operations	$1,558,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and for the period March 31, 2022 (commencement date) through December 31, 2022

(Unaudited)

	Six Months Ended June 30, 2023	March 31, 2022 (commencement date) through December 31, 2022
Operations:
Net investment income (loss)	$(25,184)	$(21,264)
Net realized gain (loss)	71,818	(21,025)
Change in net unrealized appreciation (depreciation)	1,511,835	(628,572)
Net increase (decrease) in net assets resulting from operations	1,558,469	(670,861)

Share transactions–net:
Series I	21,378	1,513,161
Series II	5,862,588	2,770,532
Net increase in net assets resulting from share transactions	5,883,966	4,283,693
Net increase in net assets	7,442,435	3,612,832

Net assets:
Beginning of period	3,612,832	–
End of period	$11,055,267	$3,612,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$8.17	$(0.02)	$2.27	$2.25	$10.42	27.54%	$1,602	0.70	%(d)	1.79	%(d)	(0.51	)%(d)	0%
Period ended 12/31/22(e)	10.00	(0.04)	(1.79)	(1.83)	8.17	(18.30)	1,239	0.70	(d)	4.32	(d)	(0.63	)(d)	0
Series II
Six months ended 06/30/23	8.16	(0.04)	2.27	2.23	10.39	27.33	9,453	0.95	(d)	2.04	(d)	(0.76	)(d)	0
Period ended 12/31/22(e)	10.00	(0.06)	(1.78)	(1.84)	8.16	(18.40)	2,374	0.95	(d)	4.57	(d)	(0.88	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of March 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.

    The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.

L.

Capped Return Risk – If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.

M.

Cap Level Change Risk – At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.

N.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.420%

Over $ 2 billion	0.400%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $14,869 and reimbursed fund level expenses of $23,814.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $302 for accounting and fund administrative services and was reimbursed $1,108 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$311,669	$ –	$–	$ 311,669

Options Purchased	–	11,772,720	–	11,772,720

Total Investments in Securities	311,669	11,772,720	–	12,084,389

Other Investments - Liabilities*

Options Written	–	(952,571)	–	(952,571)

Total Investments	$311,669	$10,820,149	$–	$11,131,818

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value

Derivative Assets	Equity Risk

Options purchased, at value(a)	$11,772,720

Derivatives not subject to master netting agreements	(11,772,720)

Total Derivative Assets subject to master netting agreements	$–

Value

Derivative Liabilities	Equity Risk

Options written, at value	$(952,571)

Derivatives not subject to master netting agreements	952,571

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations

Equity Risk

Realized Gain (Loss):
Options purchased(a)	$ (271,056)

Options written	342,863

Change in Net Unrealized Appreciation:
Options purchased(a)	1,362,059

Options written	149,788

Total	$1,583,654

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written

Average notional value	$3,050,259	$4,808,772	$6,188,211	$9,763,482

Average contracts	177	7	177	7

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$259,792	$389,812	$649,604

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2023. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,561,452

Aggregate unrealized (depreciation) of investments	(1,049,611)

Net unrealized appreciation of investments	$1,511,841

Cost of investments for tax purposes is $9,619,977.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended
	June 30, 2023(a)		December 31, 2022(b)
	Shares	Amount	Shares	Amount

Sold:
Series I	2,220	$21,469	151,516	$1,513,204

Series II	652,387	6,198,432	300,201	2,852,940

Reacquired:
Series I	(9)	(91)	(5)	(43)

Series II	(33,711)	(335,844)	(9,231)	(82,408)

Net increase in share activity	620,887	$5,883,966	442,481	$4,283,693

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 28% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of March 31, 2022.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,275.40	$3.95	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,273.30	5.35	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - March’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund. The Board noted that the Fund had recently commenced operations in March 2022 and has limited performance history. The Board considered that the Fund recently underwent a change in portfolio management in March 2023. The Board reviewed performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge

Invesco® V.I. Nasdaq 100 Buffer Fund - March

expense group, as provided by management. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the Lipper Large Cap Core classification median fees. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Semiannual Report to Shareholders	June 30, 2023

Invesco® V.I. Nasdaq 100 Buffer Fund - September

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VINDQS-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	21.74%
Series II Shares	21.44
Nasdaq-100 Index▼	38.75

Source(s): ▼Bloomberg LP

The Nasdaq-100 Index® is a price-only index that includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (9/30/21)	1.08%
1 Year	18.63

Series II Shares
Inception (9/30/21)	0.80%
1 Year	18.32

Because the period for which performance is shown above does not align with the current Outcome Period of the Fund, the Fund’s performance stated over the reporting period does not align with the investment objective of the Fund for the current Outcome Period.

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco® V.I. Nasdaq 100 Buffer Fund - September, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Money Market Funds–4.90%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(a)(b)	101,806	$ 101,806

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(a)(b)	72,643	72,650

Invesco Treasury Portfolio, Institutional Class, 5.03%(a)(b)	114,313	114,313

Total Money Market Funds (Cost $288,768)		288,769

Shares	Value

Options Purchased–106.97%
(Cost $4,955,171)(c)	$6,302,128

TOTAL INVESTMENTS IN SECURITIES–111.87% (Cost $5,243,939)	6,590,897

OTHER ASSETS LESS LIABILITIES–(11.87)%	(699,547)

NET ASSETS–100.00%	$5,891,350

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 77,357	$253,398	$(228,949)	$ -	$ -	$101,806	$1,404
Invesco Liquid Assets Portfolio, Institutional Class	55,192	180,998	(163,534)	(3)	(3)	72,650	862
Invesco Treasury Portfolio, Institutional Class	83,385	289,598	(258,670)	-	-	114,313	1,263
Total	$215,934	$723,994	$(651,153)	$(3)	$(3)	$288,769	$3,529

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	09/29/2023	51	USD	8.02	USD	40,902	$1,840,300

Equity Risk

Invesco QQQ Trust, Series 1	Put	09/29/2023	51	USD	267.26	USD	1,363,026	1,947

Total Open Equity Options Purchased								$1,842,247

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

NASDAQ 100 Index	Call	09/29/2023	3	USD	329.14	USD	98,742	$4,454,842

Equity Risk

NASDAQ 100 Index	Put	09/29/2023	3	USD	10,971.22	USD	3,291,366	5,039

Total Open Index Options Purchased								$4,459,881

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	09/29/2023	51	USD	338.62	USD	1,726,962	$(197,561)

Equity Risk

Invesco QQQ Trust, Series 1	Put	09/29/2023	51	USD	240.53	USD	1,226,703	(791)

Total Open Equity Options Written								$(198,352)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

NASDAQ 100 Index	Call	09/29/2023	3	USD	13,900.54	USD	4,170,162	$(487,312)

Equity Risk

NASDAQ 100 Index	Put	09/29/2023	3	USD	9,874.10	USD	2,962,230	(2,364)

Total Open Index Options Written								$(489,676)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

USD –U.S. Dollar

Portfolio Composition

By security type,

as of June 30, 2023

Options Purchased	95.62%

Money Market Funds	4.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,955,171)	$6,302,128

Investments in affiliated money market funds, at value (Cost $288,768)	288,769

Receivable for:
Fund expenses absorbed	94,707

Dividends	655

Investment for trustee deferred compensation and retirement plans	8,196

Other assets	92

Total assets	6,694,547

Liabilities:
Other investments:
Options written, at value (premiums received $467,294)	688,028

Payable for:
Fund shares reacquired	101

Accrued fees to affiliates	34,779

Accrued other operating expenses	72,093

Trustee deferred compensation and retirement plans	8,196

Total liabilities	803,197

Net assets applicable to shares outstanding	$5,891,350

Net assets consist of:
Shares of beneficial interest	$5,583,524

Distributable earnings	307,826

$5,891,350

Net Assets:
Series I	$1,544,476

Series II	$4,346,874

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	151,600

Series II	428,500

Series I:
Net asset value per share	$10.19

Series II:
Net asset value per share	$10.14

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$3,529

Expenses:
Advisory fees	11,083

Administrative services fees	1,739

Custodian fees	882

Distribution fees - Series II	4,821

Transfer agent fees	111

Trustees’ and officers’ fees and benefits	7,014

Licensing fees	1,008

Reports to shareholders	4,119

Professional services fees	29,025

Other	704

Total expenses	60,506

Less: Fees waived and/or expenses reimbursed	(37,277)

Net expenses	23,229

Net investment income (loss)	(19,700)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(17,103)

Affiliated investment securities	(3)

Option contracts written	(10,255)

(27,361)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,458,523

Affiliated investment securities	(3)

Option contracts written	(384,838)

1,073,682

Net realized and unrealized gain	1,046,321

Net increase in net assets resulting from operations	$1,026,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income (loss)	$(19,700)	$(33,890)

Net realized gain (loss)	(27,361)	(768,586)

Change in net unrealized appreciation (depreciation)	1,073,682	(138,674)

Net increase (decrease) in net assets resulting from operations	1,026,621	(941,150)

Share transactions–net:
Series I	(71,269)	92,618

Series II	199,930	1,923,398

Net increase in net assets resulting from share transactions	128,661	2,016,016

Net increase in net assets	1,155,282	1,074,866

Net assets:
Beginning of period	4,736,068	3,661,202

End of period	$5,891,350	$4,736,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$8.37	$(0.03)	$1.85	$1.82	$10.19	21.74%	$1,544	0.70	%(d)	2.11	%(d)	(0.57	)%(d)	0%
Year ended 12/31/22	10.60	(0.06)	(2.17)	(2.23)	8.37	(21.04)	1,336	0.70		2.89		(0.64)		0
Period ended 12/31/21(e)	10.00	(0.02)	0.62	0.60	10.60	6.00	1,589	0.70	(d)	7.73	(d)	(0.70	)(d)	0
Series II
Six months ended 06/30/23	8.35	(0.04)	1.83	1.79	10.14	21.44	4,347	0.95	(d)	2.36	(d)	(0.82	)(d)	0
Year ended 12/31/22	10.59	(0.08)	(2.16)	(2.24)	8.35	(21.15)	3,400	0.95		3.14		(0.89)		0
Period ended 12/31/21(e)	10.00	(0.03)	0.62	0.59	10.59	5.90	2,072	0.95	(d)	7.98	(d)	(0.95	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of September 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities.

Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.

L.

Capped Return Risk – If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.

M.

Cap Level Change Risk – At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.

N.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.420%

Over $2 billion	0.400%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $11,083 and reimbursed fund level expenses of $26,194.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $361 for accounting and fund administrative services and was reimbursed $1,378 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$288,769	$–	$–	$288,769

Options Purchased	–	6,302,128	–	6,302,128

Total Investments in Securities	288,769	6,302,128	–	6,590,897

Other Investments - Liabilities*

Options Written	–	(688,028)	–	(688,028)

Total Investments	$288,769	$5,614,100	$–	$5,902,869

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$6,302,128

Derivatives not subject to master netting agreements	(6,302,128)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(688,028)

Derivatives not subject to master netting agreements	688,028

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk
Realized Gain (Loss):
Options purchased(a)	$ (17,103)
Options written	(10,255)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	1,458,523
Options written	(384,838)
Total	$1,046,327

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity	Index	Equity	Index
	Options	Options	Options	Options
	Purchased	Purchased	Written	Written

Average notional value	$1,449,808	$3,390,108	$3,050,190	$7,132,392

Average contracts	105	6	105	6

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$695,885	$20,229	$716,114

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2023. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,036,112

Aggregate unrealized (depreciation) of investments	(962,435)

Net unrealized appreciation of investments	$1,073,677

Cost of investments for tax purposes is $4,829,192.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	-	$-	9,753	$94,325

Series II	46,763	443,550	315,523	2,838,729

Reacquired:
Series I	(7,963)	(71,269)	(191)	(1,707)

Series II	(25,567)	(243,620)	(103,888)	(915,331)

Net increase in share activity	13,233	$128,661	221,197	$2,016,016

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 48% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

In addition, 52% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,217.40	$3.85	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,214.40	5.22	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - September’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

  As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

  The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

  The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

  The Board compared the Fund’s investment performance over the year ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Nasdaq-100 Index – Price Return (Index). The Board noted that the Fund had recently commenced operations in September 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

Invesco® V.I. Nasdaq 100 Buffer Fund - September

performance of Series II shares of the Fund was above the performance of the Index for the one year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund recently underwent a change in portfolio management in March 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

  The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the

Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

  The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending

Invesco® V.I. Nasdaq 100 Buffer Fund - September

activity and the allocation of such revenue between the Fund and Invesco Advisers.

  The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Semiannual Report to Shareholders	June 30, 2023

Invesco® V.I. S&P 500 Buffer Fund - December

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VISP500D-SAR-1

Fund Performance

Performance summary Fund vs. Indexes Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	12.99%
Series II Shares	12.68
S&P 500 Index▼	15.91

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged price-only index considered representative of the US stock market.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (12/31/21)	0.60%
1 Year	16.51

Series II Shares
Inception (12/31/21)	0.27%
1 Year	16.07

Because the period for which performance is shown above does not align with the current Outcome Period of the Fund, the Fund’s performance stated over the reporting period does not align with the investment objective of the Fund for the current Outcome Period.

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco® V.I. S&P 500 Buffer Fund - December, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. S&P 500 Buffer Fund - December

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and

∎ The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. S&P 500 Buffer Fund - December

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Money Market Funds–3.98%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(a)(b)	175,297	$175,297

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(a)(b)	129,563	129,576

Invesco Treasury Portfolio, Institutional Class, 5.03%(a)(b)	207,035	207,035

Total Money Market Funds (Cost $511,903)		511,908

Shares	Value

Options Purchased–109.37%
(Cost $12,894,185)(c)	$14,058,498

TOTAL INVESTMENTS IN SECURITIES–113.35% (Cost $13,406,088)	14,570,406

OTHER ASSETS LESS LIABILITIES–(13.35)%	(1,715,889)

NET ASSETS–100.00%	$12,854,517

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	December 31, 2022	at Cost	from Sales	(Depreciation)	(Loss)	June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,811	$1,219,291	$(1,180,805)	$ -	$ -	$175,297	$3,582
Invesco Liquid Assets Portfolio, Institutional Class	102,122	870,922	(843,433)	(18)	(17)	129,576	2,372
Invesco Treasury Portfolio, Institutional Class	163,051	1,393,475	(1,349,491)	-	-	207,035	3,726
Total	$401,984	$3,483,688	$(3,373,729)	$(18)	$(17)	$511,908	$9,680

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Call	12/29/2023	63	USD	11.47	USD	72,261	$2,705,500
Equity Risk
SPDR® S&P 500® ETF Trust	Put	12/29/2023	63	USD	382.43	USD	2,409,309	24,982
Total Open Equity Options Purchased								$2,730,482

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	12/29/2023	26	USD	115.19	USD	299,494	$11,226,679
Equity Risk
S&P 500® Index	Put	12/29/2023	26	USD	3,839.50	USD	9,982,700	101,337
Total Open Index Options Purchased								$11,328,016

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

SPDR® S&P 500® ETF Trust	Call	12/29/2023	63	USD	458.92	USD	2,891,196	$(79,984)

Equity Risk

SPDR® S&P 500® ETF Trust	Put	12/29/2023	63	USD	344.19	USD	2,168,397	(12,193)

Total Open Equity Options Written								$(92,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

S&P 500® Index	Call	12/29/2023	26	USD	4,607.40	USD	11,979,240	$(340,993)

Equity Risk

S&P 500® Index	Put	12/29/2023	26	USD	3,455.55	USD	8,984,430	(51,086)

Total Open Index Options Written								$(392,079)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

ETF	–Exchange-Traded Fund
SPDR®	–Standard & Poor’s Depositary Receipt
USD	–U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2023

Options Purchased	96.49%
Money Market Funds	3.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $12,894,185)	$14,058,498

Investments in affiliated money market funds, at value (Cost $511,903)	511,908

Receivable for:
Fund expenses absorbed	107,255

Dividends	1,874

Investment for trustee deferred compensation and retirement plans	6,467

Other assets	93

Total assets	14,686,095

Liabilities:
Other investments:
Options written, at value (premiums received $790,559)	484,256

Payable for:
Fund shares reacquired	1,204,046

Accrued fees to affiliates	74,149

Accrued other operating expenses	62,660

Trustee deferred compensation and retirement plans	6,467

Total liabilities	1,831,578

Net assets applicable to shares outstanding	$12,854,517

Net assets consist of:
Shares of beneficial interest	$12,295,844

Distributable earnings	558,673

$12,854,517

Net Assets:
Series I	$704,588

Series II	$12,149,929

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	69,858

Series II	1,209,709

Series I:
Net asset value per share	$10.09

Series II:
Net asset value per share	$10.04

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Interest	$124

Dividends from affiliated money market funds	9,680

Total investment income	9,804

Expenses:
Advisory fees	25,281

Administrative services fees	8,333

Custodian fees	1,032

Distribution fees - Series II	14,374

Transfer agent fees	250

Trustees’ and officers’ fees and benefits	6,522

Licensing fees	2,859

Reports to shareholders	3,784

Professional services fees	14,915

Other	933

Total expenses	78,283

Less: Fees waived	(21,950)

Net expenses	56,333

Net investment income (loss)	(46,529)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated investment securities	(17)

Option contracts written	124

107

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,153,245

Affiliated investment securities	(18)

Option contracts written	297,648

1,450,875

Net realized and unrealized gain	1,450,982

Net increase in net assets resulting from operations	$1,404,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022
Operations:
Net investment income (loss)	$(46,529)	$(77,198)

Net realized gain (loss)	107	(862,084)

Change in net unrealized appreciation	1,450,875	19,746

Net increase (decrease) in net assets resulting from operations	1,404,453	(919,536)

Share transactions–net:
Series I	159,493	(418,000)

Series II	2,066,409	8,561,743

Net increase in net assets resulting from share transactions	2,225,902	8,143,743

Net increase in net assets	3,630,355	7,224,207

Net assets:
Beginning of period	9,224,162	1,999,955

End of period	$12,854,517	$9,224,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$ 8.96	$ (0.03)	$ 1.16	$ 1.13	$10.09	12.61%	$ 705	0.70	%(d)	1.06	%(d)	(0.54	)%(d)	0%
Year ended 12/31/22	10.00	(0.06)	(0.98)	(1.04)	8.96	(10.40)	477	0.70		1.90		(0.64)		0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,000	0.70	(d)	643.01	(d)	(0.70	)(d)	0
Series II
Six months ended 06/30/23	8.93	(0.04)	1.15	1.11	10.04	12.43	12,150	0.95	(d)	1.31	(d)	(0.79	)(d)	0
Year ended 12/31/22	10.00	(0.08)	(0.99)	(1.07)	8.93	(10.70)	8,748	0.95		2.15		(0.89)		0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,000	0.95	(d)	643.26	(d)	(0.95	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco® V.I. S&P 500 Buffer Fund - December

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.

Invesco® V.I. S&P 500 Buffer Fund - December

If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.

L.

Capped Return Risk – If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.

M.

Cap Level Change Risk – At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.

N.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.420%

Over $ 2 billion	0.400%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco® V.I. S&P 500 Buffer Fund - December

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $21,950.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $834 for accounting and fund administrative services and was reimbursed $7,499 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$511,908	$–	$–	$511,908

Options Purchased	–	14,058,498	–	14,058,498

Total Investments in Securities	511,908	14,058,498	–	14,570,406

Other Investments - Liabilities*

Options Written	–	(484,256)	–	(484,256)

Total Investments	$511,908	$13,574,242	$–	$14,086,150

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco® V.I. S&P 500 Buffer Fund - December

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$14,058,498

Derivatives not subject to master netting agreements	(14,058,498)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(484,256)

Derivatives not subject to master netting agreements	484,256

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Equity
Risk
Realized Gain:
Options written	$124
Change in Net Unrealized Appreciation:
Options purchased(a)	1,153,245
Options written	297,648
Total	$1,451,017

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity	Index	Equity	Index
	Options	Options	Options	Options
	Purchased	Purchased	Written	Written

Average notional value	$1,897,285	$10,150,371	$3,868,313	$20,694,905

Average contracts	96	51	96	51

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco® V.I. S&P 500 Buffer Fund - December

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$336,944	$505,407	$842,351

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2023. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,320,361

Aggregate unrealized (depreciation) of investments	(869,473)

Net unrealized appreciation of investments	$1,450,888

Cost of investments for tax purposes is $12,635,262.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	16,674	$159,566	-	$-

Series II	388,696	3,638,857	1,009,873	9,715,840

Reacquired:
Series I	(7)	(73)	(46,809)	(418,000)

Series II	(158,178)	(1,572,448)	(130,682)	(1,154,097)

Net increase in share activity	247,185	$2,225,902	832,382	$8,143,743

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 92% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco® V.I. S&P 500 Buffer Fund - December

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,129.90	$3.70	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,126.80	5.01	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. S&P 500 Buffer Fund - December

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - December’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over the year ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index - Price Return (Index). The Board noted that the Fund had recently commenced operations in December 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

Invesco® V.I. S&P 500 Buffer Fund - December

performance of Series II shares of the Fund was above the performance of the Index for the one year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund recently underwent a change in portfolio management in March 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the

Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending

Invesco® V.I. S&P 500 Buffer Fund - December

activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. S&P 500 Buffer Fund - December

Semiannual Report to Shareholders	June 30, 2023

Invesco® V.I. S&P 500 Buffer Fund – June

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VISP500J-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	13.16%
Series II Shares	13.09
S&P 500 Index▼	15.91

Source(s): ▼Rimes Technologies Corp.
The S&P 500® Index is an unmanaged price-only index considered representative of the US stock market.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Because the period for which performance is shown above does not align with the current Outcome Period of the Fund, the Fund’s performance stated over the reporting period does not align with the investment objective of the Fund for the current Outcome Period.

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco® V.I. S&P 500 Buffer Fund – June, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees,

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (6/30/22)	16.06%
1 Year	16.06
Series II Shares
Inception (6/30/22)	15.76%
1 Year	15.76

which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. S&P 500 Buffer Fund – June

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. S&P 500 Buffer Fund – June

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Money Market Funds-1.54%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(a)(b)	78,178	$78,178

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(a)(b)	55,791	55,797

Invesco Treasury Portfolio, Institutional Class, 5.03%(a)(b)	89,347	89,347

Total Money Market Funds (Cost $223,322)		223,322

Shares	Value

Options Purchased-77.09%
(Cost $12,149,515)(c)	$11,174,787

TOTAL INVESTMENTS IN SECURITIES-78.63% (Cost $12,372,837)	11,398,109

OTHER ASSETS LESS LIABILITIES–21.37%	3,098,649

NET ASSETS-100.00%	$14,496,758

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$160,718	$1,487,810	$(1,570,350)	$ -	$ -	$ 78,178	$3,730
Invesco Liquid Assets Portfolio, Institutional Class	114,828	1,062,723	(1,121,706)	(2)	(46)	55,797	2,357
Invesco Treasury Portfolio, Institutional Class	183,678	1,700,356	(1,794,687)	-	-	89,347	3,710
Total	$459,224	$4,250,889	$(4,486,743)	$(2)	$(46)	$223,322	$9,797

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(c)	The table below details options purchased.

	Open Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

S&P 500® Index	Call	06/28/2024	250	USD	13.35	USD	333,750	$10,687,782

Equity Risk

S&P 500® Index	Put	06/28/2024	250	USD	445.04	USD	11,126,000	487,005

Total Open Index Options Purchased								$11,174,787

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

S&P 500® Index	Call	06/28/2024	250	USD	503.34	USD	12,583,500	$(206,957)

Equity Risk

S&P 500® Index	Put	06/28/2024	250	USD	400.54	USD	10,013,500	(265,970)

Total Open Index Options Written								$(472,927)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

USD –U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – June

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2023

Options Purchased	98.04%

Money Market Funds	1.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $12,149,515)	$11,174,787

Investments in affiliated money market funds, at value (Cost $223,322)	223,322

Receivable for:
Investments sold	14,646,580

Fund shares sold	3,376,019

Fund expenses absorbed	95,171

Dividends	2,004

Investment for trustee deferred compensation and retirement plans	3,657

Other assets	90

Total assets	29,521,630

Liabilities:
Other investments:
Options written, at value (premiums received $1,446,235)	472,927

Payable for:
Investments purchased	12,149,515

Fund shares reacquired	2,279,554

Accrued fees to affiliates	49,378

Accrued other operating expenses	69,841

Trustee deferred compensation and retirement plans	3,657

Total liabilities	15,024,872

Net assets applicable to shares outstanding	$14,496,758

Net assets consist of:
Shares of beneficial interest	$13,191,193

Distributable earnings	1,305,565

$14,496,758

Net Assets:
Series I	$903,902

Series II	$13,592,856

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	78,372

Series II	1,182,320

Series I:
Net asset value per share	$11.53

Series II:
Net asset value per share	$11.50

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends from affiliated money market funds	$9,797

Expenses:
Advisory fees	22,477

Administrative services fees	7,118

Custodian fees	1,580

Distribution fees - Series II	11,810

Transfer agent fees	310

Trustees’ and officers’ fees and benefits	6,277

Licensing fees	2,860

Reports to shareholders	7,877

Professional services fees	40,012

Other	889

Total expenses	101,210

Less: Fees waived and/or expenses reimbursed	(52,116)

Net expenses	49,094

Net investment income (loss)	(39,297)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	777,772

Affiliated investment securities	(46)

Option contracts written	657,095

1,434,821

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(687,257)

Affiliated investment securities	(2)

Option contracts written	586,451

(100,808)

Net realized and unrealized gain	1,334,013

Net increase in net assets resulting from operations	$1,294,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and for the period June 30, 2022 (commencement date) through December 31, 2022

(Unaudited)

	Six Months Ended June 30, 2023	June 30, 2022 (commencement date) through December 31, 2022
Operations:
Net investment income (loss)	$ (39,297)	$ (32,674)
Net realized gain	1,434,821	342
Change in net unrealized appreciation (depreciation)	(100,808)	99,388
Net increase in net assets resulting from operations	1,294,716	67,056

Distributions to shareholders from distributable earnings:
Series I	-	(7,580)
Series II	-	(68,489)
Total distributions from distributable earnings	-	(76,069)

Share transactions–net:
Series I	(297,629)	1,000,000
Series II	3,160,875	9,347,809
Net increase in net assets resulting from share transactions	2,863,246	10,347,809
Net increase in net assets	4,157,962	10,338,796

Net assets:
Beginning of period	10,338,796	-
End of period	$14,496,758	$10,338,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – June

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$10.18	$(0.03)	$1.38	$1.35	$ -	$11.53	13.26%	$ 904	0.70	%(d)	1.67	%(d)	(0.52	)%(d)	0%
Period ended 12/31/22(e)	10.00	(0.03)	0.29	0.26	(0.08)	10.18	2.56	1,018	0.70	(d)	2.52	(d)	(0.59	)(d)	0
Series II
Six months ended 06/30/23	10.16	(0.04)	1.38	1.34	-	11.50	13.19	13,593	0.95	(d)	1.92	(d)	(0.77	)(d)	0
Period ended 12/31/22(e)	10.00	(0.04)	0.28	0.24	(0.08)	10.16	2.36	9,321	0.95	(d)	2.77	(d)	(0.84	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of June 30, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – June

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco® V.I. S&P 500 Buffer Fund – June

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.

Invesco® V.I. S&P 500 Buffer Fund – June

If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.

L.

Capped Return Risk – If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.

M.

Cap Level Change Risk – At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.

N.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.420%

Over $2 billion	0.400%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco® V.I. S&P 500 Buffer Fund – June

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $22,477 and reimbursed fund level expenses of $29,639.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $849 for accounting and fund administrative services and was reimbursed $6,269 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$223,322	$–	$–	$223,322

Options Purchased	–	11,174,787	–	11,174,787

Total Investments in Securities	223,322	11,174,787	–	11,398,109

Other Investments - Liabilities*

Options Written	–	(472,927)	–	(472,927)

Total Investments	$223,322	$10,701,860	$–	$10,925,182

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco® V.I. S&P 500 Buffer Fund – June

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Derivative Assets	Equity Risk

Options purchased, at value(a)	$11,174,787

Derivatives not subject to master netting agreements	(11,174,787)

Total Derivative Assets subject to master netting agreements	$–

Value
Derivative Liabilities	Equity Risk

Options written, at value	$(472,927)

Derivatives not subject to master netting agreements	472,927

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk

Realized Gain:
Options purchased(a)	$ 777,772

Options written	657,095

Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(687,257)

Options written	586,451

Total	$ 1,334,061

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written

Average notional value	$4,316,679	$6,718,651	$8,895,984	$13,676,271

Average contracts	222	108	222	108

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

Invesco® V.I. S&P 500 Buffer Fund – June

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2023. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$973,308

Aggregate unrealized (depreciation) of investments	(1,074,113)

Net unrealized appreciation (depreciation) of investments	$(100,805)

Cost of investments for tax purposes is $11,025,987.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended
	June 30, 2023(a)		December 31, 2022(b)
	Shares	Amount	Shares	Amount

Sold:
Series I	77,551	$844,900	100,001	$1,000,010

Series II	617,676	6,927,819	922,857	9,404,470

Issued as reinvestment of dividends:
Series II	-	-	5,989	60,909

Reacquired:
Series I	(99,179)	(1,142,529)	(1)	(10)

Series II	(352,566)	(3,766,944)	(11,636)	(117,570)

Net increase in share activity	243,482	$2,863,246	1,017,210	$10,347,809

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

(b)	Commencement date of June 30, 2022.

Invesco® V.I. S&P 500 Buffer Fund – June

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,131.60	$3.70	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,130.90	5.02	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. S&P 500 Buffer Fund – June

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund – December’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over the year ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index

– Price Return (Index). The Board noted that the Fund had recently commenced operations in December 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

Invesco® V.I. S&P 500 Buffer Fund – June

performance of Series II shares of the Fund was above the performance of the Index for the one year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund recently underwent a change in portfolio management in March 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the

Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending

Invesco® V.I. S&P 500 Buffer Fund – June

activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. S&P 500 Buffer Fund – June

Semiannual Report to Shareholders	June 30, 2023

Invesco® V.I. S&P 500 Buffer Fund - March

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VISP500M-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	13.80%
Series II Shares	13.73
S&P 500 Index▼	15.91

Source(s): ▼Rimes Technologies Corp.
The S&P 500® Index is an unmanaged price-only index considered representative of the US stock market.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (3/31/22)	3.74%
1 Year	17.91
Series II Shares
Inception (3/31/22)	3.51%
1 Year	17.70

Because the period for which performance is shown above does not align with the current Outcome Period of the Fund, the Fund’s performance stated over the reporting period does not align with the investment objective of the Fund for the current Outcome Period.

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco® V.I. S&P 500 Buffer Fund -March, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. S&P 500 Buffer Fund - March

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. S&P 500 Buffer Fund - March

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Money Market Funds–3.78%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(a)(b)	312,471	$312,471

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(a)(b)	223,217	223,239

Invesco Treasury Portfolio, Institutional Class, 5.03%(a)(b)	357,110	357,110

Total Money Market Funds (Cost $892,828)		892,820

	Shares	Value

Options Purchased–101.30%
(Cost $22,819,469)(c)		$23,898,905

TOTAL INVESTMENTS IN SECURITIES–105.08% (Cost $23,712,297)		24,791,725

OTHER ASSETS LESS LIABILITIES–(5.08)%		(1,199,062)

NET ASSETS–100.00%		$23,592,663

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$63,143	$2,863,824	$(2,614,496)	$-	$-	$312,471	$4,932

Invesco Liquid Assets Portfolio, Institutional Class	45,194	2,045,588	(1,867,570)	(27)	54	223,239	3,591

Invesco Treasury Portfolio, Institutional Class	72,163	3,272,942	(2,987,995)	-	-	357,110	5,621

Total	$180,500	$8,182,354	$(7,470,061)	$(27)	$54	$892,820	$14,144

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
Equity Risk
SPDR S&P 500 ETF Trust	Call	03/28/2024	74	USD 12.28	USD 90,872	$3,168,511
Equity Risk
SPDR S&P 500 ETF Trust	Put	03/28/2024	74	USD 409.39	USD 3,029,486	70,015
Total Open Equity Options Purchased						$3,238,526

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
Equity Risk
S&P 500® Index	Put	03/28/2024	47	USD 123.28	USD 579,416	$20,211,189
S&P 500® Index	Put	03/28/2024	47	USD 4,109.31	USD 19,313,757	449,190
Total Open Index Options Purchased						$20,660,379

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

SPDR S&P 500 ETF Trust	Put	03/28/2024	74	USD 368.45	USD 2,726,530	$(36,635)

SPDR S&P 500 ETF Trust	Put	03/28/2024	74	USD 474.07	USD 3,508,118	(94,071)

Total Open Equity Options Written						$(130,706)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - March

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

S&P 500® Index	Call	03/28/2024	47	USD 4,758.58	USD 22,365,326	$(609,530)

Equity Risk

S&P 500® Index	Put	03/28/2024	47	USD 3,698.38	USD 17,382,386	(235,746)

Total Open Index Options Written						$(845,276)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

ETF	-Exchange-Traded Fund
SPDR	-Standard & Poor’s Depositary Receipt
USD	-U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2023

Options Purchased	96.40%

Money Market Funds	3.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $22,819,469)	$23,898,905

Investments in affiliated money market funds, at value (Cost $892,828)	892,820

Receivable for:
Fund expenses absorbed	83,098

Dividends	3,779

Investment for trustee deferred compensation and retirement plans	5,066

Other assets	95

Total assets	24,883,763

Liabilities:
Other investments:
Options written, at value (premiums received $1,201,014)	975,982

Payable for:
Fund shares reacquired	214,327

Accrued fees to affiliates	16,057

Accrued other operating expenses	79,668

Trustee deferred compensation and retirement plans	5,066

Total liabilities	1,291,100

Net assets applicable to shares outstanding	$23,592,663

Net assets consist of:
Shares of beneficial interest	$22,299,744

Distributable earnings	1,292,919

$23,592,663

Net Assets:
Series I	$15,706

Series II	$23,576,957

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	1,500

Series II	2,258,530

Series I:
Net asset value per share	$10.47

Series II:
Net asset value per share	$10.44

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$14,144

Expenses:
Advisory fees	33,617

Administrative services fees	10,652

Custodian fees	1,178

Distribution fees - Series II	19,413

Transfer agent fees	273

Trustees’ and officers’ fees and benefits	6,525

Licensing fees	2,743

Reports to shareholders	3,891

Professional services fees	32,582

Other	967

Total expenses	111,841

Less: Fees waived and/or expenses reimbursed	(36,630)

Net expenses	75,211

Net investment income (loss)	(61,067)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(755,080)

Affiliated investment securities	54

Option contracts written	806,785

51,759

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,957,151

Affiliated investment securities	(27)

Option contracts written	160,894

2,118,018

Net realized and unrealized gain	2,169,777

Net increase in net assets resulting from operations	$2,108,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and for the period March 31, 2022 (commencement date) through December 31, 2022

(Unaudited)

	Six Months Ended June 30, 2023	March 31, 2022 (commencement date) through December 31, 2022
Operations:
Net investment income (loss)	$(61,067)	$(69,104)
Net realized gain	51,759	73
Change in net unrealized appreciation (depreciation)	2,118,018	(813,558)
Net increase (decrease) in net assets resulting from operations	2,108,710	(882,589)

Share transactions–net:
Series I	(974,165)	1,000,000
Series II	11,396,003	10,944,704
Net increase in net assets resulting from share transactions	10,421,838	11,944,704
Net increase in net assets	12,530,548	11,062,115

Net assets:
Beginning of period	11,062,115	–
End of period	$23,592,663	$11,062,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - March

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$9.20	$(0.02)	$1.29	$1.27	$10.47	13.80%	$16	0.70	%(d)	1.15	%(d)	(0.52	)%(d)	0%
Period ended 12/31/22(e)	10.00	(0.04)	(0.76)	(0.80)	9.20	(8.00)	920	0.70	(d)	1.96	(d)	(0.64	)(d)	0
Series II
Six months ended 06/30/23	9.18	(0.04)	1.30	1.26	10.44	13.73	23,577	0.95	(d)	1.40	(d)	(0.77	)(d)	0
Period ended 12/31/22(e)	10.00	(0.06)	(0.76)	(0.82)	9.18	(8.20)	10,142	0.95	(d)	2.21	(d)	(0.89	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of March 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - March

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco® V.I. S&P 500 Buffer Fund - March

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.

Invesco® V.I. S&P 500 Buffer Fund - March

If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.

L.

Capped Return Risk – If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.

M.

Cap Level Change Risk – At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.

N.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco® V.I. S&P 500 Buffer Fund - March

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $33,617 and reimbursed fund level expenses of $3,013.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $833 for accounting and fund administrative services and was reimbursed $9,819 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$892,820	$ –	$–	$ 892,820

Options Purchased	–	23,898,905	–	23,898,905

Total Investments in Securities	892,820	23,898,905	–	24,791,725

Other Investments - Liabilities*

Options Written	–	(975,982)	–	(975,982)

Total Investments	$892,820	$22,922,923	$–	$23,815,743

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco® V.I. S&P 500 Buffer Fund - March

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$23,898,905

Derivatives not subject to master netting agreements	(23,898,905)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(975,982)

Derivatives not subject to master netting agreements	975,982

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk
Realized Gain (Loss):
Options purchased(a)	$(755,080)
Options written	806,785
Change in Net Unrealized Appreciation:
Options purchased(a)	1,957,151
Options written	160,894
Total	$2,169,750

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity	Index	Equity	Index
	Options	Options	Options	Options
	Purchased	Purchased	Written	Written

Average notional value	$2,123,994	$15,047,133	$4,235,014	$30,026,993

Average contracts	97	70	97	70

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco® V.I. S&P 500 Buffer Fund - March

    The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$325,357	$488,147	$813,504

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2023. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,251,503

Aggregate unrealized (depreciation) of investments	(1,133,466)

Net unrealized appreciation of investments	$2,118,037

Cost of investments for tax purposes is $21,697,706.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended
	June 30, 2023(a)		December 31, 2022(b)
	Shares	Amount	Shares	Amount

Sold:
Series I	–	$–	100,001	$1,000,010

Series II	1,361,854	13,458,532	1,150,875	11,356,942

Reacquired:
Series I	(98,500)	(974,165)	(1)	(10)

Series II	(208,016)	(2,062,529)	(46,183)	(412,238)

Net increase in share activity	1,055,338	$10,421,838	1,204,692	$11,944,704

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of March 31, 2022.

Invesco® V.I. S&P 500 Buffer Fund - March

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,138.00	$3.71	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,137.30	5.03	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. S&P 500 Buffer Fund - March

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - March’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund. The Board noted that the Fund had recently commenced operations in March 2022 and has limited performance history. The Board also considered that the Fund recently underwent a change in portfolio management in March 2023. The Board reviewed performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge

Invesco® V.I. S&P 500 Buffer Fund - March

expense group, as provided by management. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the Lipper Large Cap Core classification median fees. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. S&P 500 Buffer Fund - March

Semiannual Report to Shareholders	June 30, 2023

Invesco® V.I. S&P 500 Buffer Fund – September

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VISP500S-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/22 to 6/30/23, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	12.84%
Series II Shares	12.66
S&P 500 Index▼	15.91

Source(s): ▼RIMES Technologies Corp.
The S&P 500® Index is an unmanaged price-only index considered representative of the US stock market.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/23
Series I Shares
Inception (9/30/21)	4.52%
1 Year	16.45

Series II Shares
Inception (9/30/21)	4.24%
1 Year	16.16

Because the period for which performance is shown above does not align with the current Outcome Period of the Fund, the Fund’s performance stated over the reporting period does not align with the investment objective of the Fund for the current Outcome Period.

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco® V.I. S&P 500 Buffer Fund – September, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available by visiting invesco.com/us. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. S&P 500 Buffer Fund – September

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. S&P 500 Buffer Fund – September

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Money Market Funds–1.58%

Invesco Government & Agency Portfolio, Institutional Class, 5.05%(a)(b)	84,883	$84,883

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(a)(b)	60,602	60,608

Invesco Treasury Portfolio, Institutional Class, 5.03%(a)(b)	98,894	98,894

Total Money Market Funds (Cost $244,386)		244,385

	Shares	Value

Options Purchased–105.84%
(Cost $14,211,670)(c)		$16,304,453

TOTAL INVESTMENTS IN SECURITIES–107.42% (Cost $14,456,056)		16,548,838

OTHER ASSETS LESS LIABILITIES–(7.42)%		(1,143,588)

NET ASSETS–100.00%		$15,405,250

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

				Change in Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	December 31, 2022	at Cost	from Sales	(Depreciation)	(Loss)	June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$139,249	$ 870,724	$ (925,090)	$ -	$ -	$ 84,883	$ 4,304
Invesco Liquid Assets Portfolio, Institutional Class	99,463	621,945	(660,778)	(1)	(21)	60,608	2,725
Invesco Treasury Portfolio, Institutional Class	161,027	995,113	(1,057,246)	-	-	98,894	4,324
Total	$399,739	$2,487,782	$(2,643,114)	$(1)	$(21)	$244,385	$11,353

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Call	09/29/2023	56	USD	10.72	USD	60,032	$2,414,242
Equity Risk
SPDR® S&P 500® ETF Trust	Put	09/29/2023	56	USD	357.17	USD	2,000,152	4,769
Total Open Equity Options Purchased								$2,419,011

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	09/29/2023	32	USD	107.57	USD	344,224	$13,860,093
Equity Risk
S&P 500® Index	Put	09/29/2023	32	USD	3,585.62	USD	11,473,984	25,349
Total Open Index Options Purchased								$13,885,442

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

SPDR® S&P 500® ETF Trust	Call	09/29/2023	56	USD	441.10	USD	2,470,160	$(82,912)

Equity Risk

SPDR® S&P 500® ETF Trust	Put	09/29/2023	56	USD	321.45	USD	1,800,120	(1,916)

Total Open Equity Options Written								$(84,828)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

S&P 500® Index	Call	09/29/2023	32	USD	4,428.24	USD	14,170,368	$(482,086)

Equity Risk

S&P 500® Index	Put	09/29/2023	32	USD	3,227.06	USD	10,326,592	(12,324)

Total Open Index Options Written								$(494,410)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

ETF	– Exchange-Traded Fund
SPDR®	– Standard & Poor’s Depositary Receipt
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2023

Options Purchased	98.52%
Money Market Funds	1.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $14,211,670)	$16,304,453

Investments in affiliated money market funds, at value (Cost $244,386)	244,385

Receivable for:
Dividends	2,001

Investment for trustee deferred compensation and retirement plans	8,212

Other assets	94

Total assets	16,559,145

Liabilities:
Other investments:
Options written, at value (premiums received $1,009,345)	579,238

Payable for:
Fund shares reacquired	481,263

Accrued fees to affiliates	7,571

Accrued other operating expenses	77,611

Trustee deferred compensation and retirement plans	8,212

Total liabilities	1,153,895

Net assets applicable to shares outstanding	$15,405,250

Net assets consist of:
Shares of beneficial interest	$14,048,732

Distributable earnings	1,356,518

$15,405,250

Net Assets:
Series I	$335,067

Series II	$15,070,183

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	32,038

Series II	1,447,100

Series I:
Net asset value per share	$10.46

Series II:
Net asset value per share	$10.41

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends from affiliated money market funds	$11,353

Expenses:
Advisory fees	29,447

Administrative services fees	13,497

Custodian fees	1,570

Distribution fees - Series II	17,048

Transfer agent fees	409

Trustees’ and officers’ fees and benefits	6,557

Licensing fees	2,835

Reports to shareholders	3,876

Professional services fees	28,133

Other	1,102

Total expenses	104,474

Less: Fees waived and/or expenses reimbursed	(38,560)

Net expenses	65,914

Net investment income (loss)	(54,561)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	87,882

Affiliated investment securities	(21)

Option contracts written	55,534

143,395

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,622,107

Affiliated investment securities	(1)

Option contracts written	31,165

1,653,271

Net realized and unrealized gain	1,796,666

Net increase in net assets resulting from operations	$1,742,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30,	December 31,
	2023	2022

Operations:
Net investment income (loss)	$(54,561)	$(86,524)

Net realized gain (loss)	143,395	(1,076,716)

Change in net unrealized appreciation	1,653,271	693,392

Net increase (decrease) in net assets resulting from operations	1,742,105	(469,848)

Distributions to shareholders from distributable earnings:
Series I	–	(5,398)

Series II	–	(58,760)

Total distributions from distributable earnings	–	(64,158)

Share transactions–net:
Series I	(1,039,440)	382,119

Series II	(26,064)	8,500,517

Net increase (decrease) in net assets resulting from share transactions	(1,065,504)	8,882,636

Net increase in net assets	676,601	8,348,630

Net assets:
Beginning of period	14,728,649	6,380,019

End of period	$15,405,250	$14,728,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/23	$9.27	$(0.03)	$1.22	$1.19	$–	$10.46	12.84%	$335	0.70	%(d)	1.25	%(d)	(0.54	)%(d)	0%
Year ended 12/31/22	10.29	(0.06)	(0.92)	(0.98)	(0.04)	9.27	(9.53)	1,311	0.70		1.60		(0.63)		0
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	1,048	0.70	(d)	7.68	(d)	(0.70	)(d)	0
Series II
Six months ended 06/30/23	9.24	(0.04)	1.21	1.17	–	10.41	12.66	15,070	0.95	(d)	1.50	(d)	(0.79	)(d)	0
Year ended 12/31/22	10.29	(0.08)	(0.93)	(1.01)	(0.04)	9.24	(9.82)	13,418	0.95		1.85		(0.88)		0
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	5,332	0.95	(d)	7.93	(d)	(0.95	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of September 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco® V.I. S&P 500 Buffer Fund – September

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.

Invesco® V.I. S&P 500 Buffer Fund – September

If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.

L.

Capped Return Risk – If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.

M.

Cap Level Change Risk – At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.

N.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.420%

Over $2 billion	0.400%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco® V.I. S&P 500 Buffer Fund – September

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $29,448 and reimbursed fund level expenses of $9,112.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2023, Invesco was paid $1,030 for accounting and fund administrative services and was reimbursed $12,467 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$244,385	$ –	$–	$ 244,385

Options Purchased	–	16,304,453	–	16,304,453

Total Investments in Securities	244,385	16,304,453	–	16,548,838

Other Investments – Liabilities*

Options Written	–	(579,238)	–	(579,238)

Total Investments	$244,385	$15,725,215	$–	$15,969,600

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco® V.I. S&P 500 Buffer Fund – September

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2023:

Value
Derivative Assets	Equity Risk

Options purchased, at value(a)	$16,304,453

Derivatives not subject to master netting agreements	(16,304,453)

Total Derivative Assets subject to master netting agreements	$–

Value
Derivative Liabilities	Equity Risk

Options written, at value	$(579,238)

Derivatives not subject to master netting agreements	579,238

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the six months ended June 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Options purchased(a)	$ 87,882
Options written	55,534
Change in Net Unrealized Appreciation:
Options purchased(a)	1,622,107
Options written	31,165
Total	$1,796,688

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written

Average notional value	$1,649,374	$11,387,336	$3,418,766	$23,603,842

Average contracts	90	62	90	62

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco® V.I. S&P 500 Buffer Fund – September

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$151,031	$229,771	$380,802

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2023. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$ 2,882,781

Aggregate unrealized (depreciation) of investments	(1,229,516)

Net unrealized appreciation of investments	$ 1,653,265

Cost of investments for tax purposes is $14,316,335.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Series I	1,341	$13,169	41,448	$399,811

Series II	234,266	2,316,920	1,976,605	18,221,518

Issued as reinvestment of dividends:
Series I	–	–	174	1,578

Series II	–	–	6,084	54,940

Reacquired:
Series I	(110,719)	(1,052,609)	(2,004)	(19,270)

Series II	(239,638)	(2,342,984)	(1,048,600)	(9,775,941)

Net increase (decrease) in share activity	(114,750)	$(1,065,504)	973,707	$8,882,636

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 100% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

Invesco® V.I. S&P 500 Buffer Fund – September

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,128.40	$3.69	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,126.60	5.01	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. S&P 500 Buffer Fund – September

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - September’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

The Board compared the Fund’s investment performance over the year ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index - Price Return (Index). The Board noted that the Fund had recently commenced operations in September 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

Invesco® V.I. S&P 500 Buffer Fund – September

performance of Series II shares of the Fund was above the performance of the Index for the one year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund recently underwent a change in portfolio management in March 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the

Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending

Invesco® V.I. S&P 500 Buffer Fund – September

activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. S&P 500 Buffer Fund – September

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 9, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 9, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 18, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 18, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 18, 2023